                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2006 -- January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  98.3%  COMMON STOCK                                 1,142,229       1,293,125
   3.2%  SHORT-TERM INVESTMENTS                          41,718          41,718
--------------------------------------------------------------------------------
 101.5%  TOTAL INVESTMENTS                            1,183,947       1,334,843
(34.1)%  SHORT SALES                                   (418,700)       (448,687)
  32.6%  OTHER ASSETS AND LIABILITIES, NET                              429,075
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,315,231

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 98.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. *                           67,200           1,757

BANKS 1.7%
--------------------------------------------------------------------------------
Comerica, Inc. (a)                                        45,800           2,716
KeyCorp (a)                                              505,800          19,306
                                                                     -----------
                                                                          22,022
CAPITAL GOODS 13.1%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                   86,700           5,029
Cooper Industries Ltd., Class A (a)                      114,600          10,473
EMCOR Group, Inc. (a)*                                   527,300          30,278
Emerson Electric Co. (a)                                  91,400           4,110
Genlyte Group, Inc. (a)*                                  17,000           1,288
ITT Corp. (a)                                            141,500           8,441
Jacobs Engineering Group, Inc. *                         137,600          12,460
Lockheed Martin Corp. (a)                                122,100          11,867
McDermott International, Inc. *                          396,200          20,460
Raytheon Co. (a)                                         446,600          23,179
Teleflex, Inc. (a)                                       124,300           8,301
The Boeing Co. (a)                                       256,000          22,927
Thomas & Betts Corp. (a)*                                281,300          13,471
                                                                     -----------
                                                                         172,284
COMMERCIAL SERVICES & SUPPLIES 1.5%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                      22,000           1,504
IKON Office Solutions, Inc.                              380,900           5,675
R.R. Donnelley & Sons Co.                                 22,600             839
Waste Management, Inc. (a)                               297,800          11,310
                                                                     -----------
                                                                          19,328
CONSUMER DURABLES & APPAREL 7.3%
--------------------------------------------------------------------------------
Blyth, Inc. (a)                                          228,100           4,742
Hasbro, Inc.                                             731,400          20,772
Kellwood Co. (a)                                         124,500           4,084
Mattel, Inc. (a)                                         209,600           5,106
Newell Rubbermaid, Inc. (a)                              862,400          25,475
Phillips-Van Heusen Corp.                                345,400          19,049
Polo Ralph Lauren Corp. (a)                              128,000          10,502
Snap-on, Inc.                                            144,600           6,971
                                                                     -----------
                                                                          96,701
CONSUMER SERVICES 0.6%
--------------------------------------------------------------------------------
DeVry, Inc.                                               89,500           2,520
International Game Technology                            116,400           5,059
                                                                     -----------
                                                                           7,579
DIVERSIFIED FINANCIALS 5.3%
--------------------------------------------------------------------------------
American Express Co. (a)                                  58,600           3,412
Ameriprise Financial, Inc. (a)                            10,000             590
Bank of America Corp. (a)                                247,000          12,987
Franklin Resources, Inc. (a)                             147,200          17,533
JPMorgan Chase & Co. (a)                                  39,700           2,022
Mellon Financial Corp. (a)                               314,800          13,455
Moody's Corp.                                             64,300           4,601
Northern Trust Corp. (a)                                  64,300           3,906
State Street Corp.                                        10,400             739
The First Marblehead Corp. (a)                           192,500          10,472
                                                                     -----------
                                                                          69,717
ENERGY 2.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (a)                                    405,800          30,070
Parker Drilling Co. *                                     18,400             170
SEACOR Holdings, Inc. (a)*                                65,200           6,600
                                                                     -----------
                                                                          36,840
FOOD, BEVERAGE & TOBACCO 5.1%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc. (a)                             94,800           4,832
ConAgra Foods, Inc. (a)                                1,160,900          29,847
General Mills, Inc. (a)                                  370,500          21,207
H.J. Heinz Co. (a)                                       104,700           4,934
The Coca-Cola Co. (a)                                    124,100           5,942
                                                                     -----------
                                                                          66,762
HEALTH CARE EQUIPMENT & SERVICES 8.0%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                           51,500           2,171
Baxter International, Inc. (a)                            98,600           4,896
Becton Dickinson & Co. (a)                               294,700          22,674
CIGNA Corp. (a)                                           19,900           2,635
Humana, Inc. (a)*                                        146,200           8,114
IMS Health, Inc. (a)                                      46,900           1,353
Magellan Health Services, Inc. (a)*                      570,000          23,262
McKesson Corp. (a)                                       586,900          32,720
Sierra Health Services, Inc. (a)*                         75,100           3,019
WellPoint, Inc. (a)*                                      52,445           4,111
Zimmer Holdings, Inc. *                                    5,600             472
                                                                     -----------
                                                                         105,427
INSURANCE 9.4%
--------------------------------------------------------------------------------
American Financial Group, Inc. (a)                        78,750           2,782
Genworth Financial, Inc., Class A (a)                     27,600             963
Harleysville Group, Inc. (a)                             120,500           4,097
Loews Corp. (a)                                          630,000          27,380

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
MetLife, Inc. (a)                                        122,100           7,585
Nationwide Financial Services, Inc., Class A (a)         105,800           5,782
Philadelphia Consolidated Holding Corp. (a)*               5,100             230
Principal Financial Group, Inc. (a)                      515,100          31,735
Protective Life Corp. (a)                                 22,300           1,091
Prudential Financial, Inc.                               214,200          19,092
SAFECO Corp. (a)                                         116,800           7,476
The Chubb Corp. (a)                                       14,200             739
W. R. Berkley Corp. (a)                                  445,012          14,725
                                                                     -----------
                                                                         123,677
MATERIALS 6.0%
--------------------------------------------------------------------------------
Greif, Inc., Class A (a)                                 109,500          12,517
H.B. Fuller Co. (a)                                      198,300           5,130
International Flavors & Fragrances, Inc.                   5,500             267
International Paper Co. (a)                              251,800           8,486
Nucor Corp. (a)                                          285,200          18,407
Pactiv Corp. (a)*                                        324,000          10,510
Rohm & Haas Co. (a)                                      238,500          12,416
Sonoco Products Co.                                       39,300           1,513
Spartech Corp.                                           140,300           3,931
The Lubrizol Corp.                                       125,100           6,445
                                                                     -----------
                                                                          79,622
MEDIA 5.2%
--------------------------------------------------------------------------------
CBS Corp., Class B (a)                                   834,500          26,011
The DIRECTV Group, Inc. (a)*                             501,300          12,227
The McGraw-Hill Cos., Inc. (a)                           397,200          26,644
The Walt Disney Co. (a)                                   29,300           1,031
Warner Music Group Corp. (a)                             101,400           2,174
                                                                     -----------
                                                                          68,087
PHARMACEUTICALS & BIOTECHNOLOGY 6.8%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (a)             767,500          26,678
Biogen Idec, Inc. (a)*                                   330,900          15,996
Forest Laboratories, Inc. (a)*                            30,200           1,695
Johnson & Johnson                                         24,800           1,657
King Pharmaceuticals, Inc. *                             405,600           7,244
Merck & Co., Inc. (a)                                    163,400           7,312
Pfizer, Inc. (a)                                         221,300           5,807
Schering-Plough Corp.                                    724,700          18,117
Watson Pharmaceuticals, Inc. (a)*                        177,200           4,823
                                                                     -----------
                                                                          89,329
RETAILING 10.5%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc. (a)                      297,850           9,644
Big Lots, Inc. (a)*                                    1,128,000          29,249
Blockbuster, Inc., Class A (a)*                          190,300           1,235
J.C. Penney Co., Inc. (a)                                171,500          13,933
Nordstrom, Inc.                                           91,800           5,114
Office Depot, Inc. (a)*                                  362,900          13,569
OfficeMax, Inc.                                          588,300          28,409
Payless Shoesource, Inc. (a)*                            863,600          29,319
The Dress Barn, Inc. (a)*                                326,200           7,330
                                                                     -----------
                                                                         137,802
SOFTWARE & SERVICES 5.5%
--------------------------------------------------------------------------------
BMC Software, Inc. (a)*                                  298,100          10,252
Cadence Design Systems, Inc. (a)*                        335,700           6,345
Electronic Data Systems Corp. (a)                         85,700           2,255
Global Payments, Inc. (a)                                383,800          14,492
Intuit, Inc. *                                            21,200             667
McAfee, Inc. (a)*                                        322,600           9,439
Sybase, Inc. (a)*                                        454,500          11,767
Synopsys, Inc. (a)*                                      668,800          17,790
                                                                     -----------
                                                                          73,007
TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)*                           33,100           1,059
Coherent, Inc. *                                          19,600             603
Hewlett-Packard Co. (a)                                  333,100          14,417
Imation Corp. (a)                                        136,800           5,952
Lexmark International, Inc.,
  Class A (a)*                                           422,900          26,655
Trimble Navigation Ltd*                                   86,000           4,866
UTStarcom, Inc. (a)*                                   1,878,800          16,590
                                                                     -----------
                                                                          70,142
TELECOMMUNICATION SERVICES 1.7%
--------------------------------------------------------------------------------
ALLTEL Corp.                                              88,500           5,424
CenturyTel, Inc. (a)                                      35,800           1,605
Citizens Communications Co. (a)                          841,300          12,334
Qwest Communications International, Inc. (a)*            298,900           2,436
                                                                     -----------
                                                                          21,799
TRANSPORTATION 0.9%
--------------------------------------------------------------------------------
Continental Airlines, Inc.,
  Class B (a)*                                           288,200          11,957

UTILITIES 1.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)*                               54,600           2,540
Dynegy, Inc., Class A (a)*                               659,400           4,649
FirstEnergy Corp. (a)                                    203,900          12,097
                                                                     -----------
                                                                          19,286
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,142,229)                                                      1,293,125

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

REPURCHASE AGREEMENTS 3.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 1/31/07, due
  02/01/07 at 5.0%, with a maturity value of
  $40,630 (fully collateralized by Federal
  National Mortgage Association with a value of
  $42,080.)                                               40,624          40,624

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill                                         1,100           1,094
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $41,718)                                                            41,718

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $1,183,951 and the unrealized appreciation and depreciation were $163,080 and ($12,188), respectively, with a net unrealized appreciation of $150,892.

In addition to the above, the fund held the following at 01/31/2007. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, Long
  expires 03/15/07                              70        25,253             133

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for future contract, and short sale.

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
SHORT SALES 34.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.              48,300           1,004

CAPITAL GOODS 3.1%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                   87,000           2,579
Bucyrus International, Inc.,
  Class A                                                 68,900           3,198
Energy Conversion Devices, Inc. *                        404,100          13,921
Hexcel Corp. *                                           922,700          17,753
Moog, Inc., Class A *                                     49,700           1,938
Watsco, Inc.                                              19,100             974
                                                                     -----------
                                                                          40,363
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                      197,000           4,753
Navigant Consulting, Inc. *                               39,600             823
                                                                     -----------
                                                                           5,576
CONSUMER DURABLES & APPAREL 3.8%
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Class A *                   421,200          14,022
Meritage Homes Corp. *                                    60,200           2,676
Polaris Industries, Inc.                                 113,200           5,293
Pulte Homes, Inc.                                        114,200           3,922
Quiksilver, Inc. *                                     1,039,500          14,771
Standard Pacific Corp.                                   272,300           7,472
WCI Communities, Inc. *                                  106,900           2,314
                                                                     -----------
                                                                          50,470
CONSUMER SERVICES 2.3%
--------------------------------------------------------------------------------
Scientific Games Corp., Class A *                        225,700           7,006
Texas Roadhouse, Inc., Class A *                         238,900           3,234
Wynn Resorts, Ltd. *                                     180,500          20,169
                                                                     -----------
                                                                          30,409
ENERGY 1.3%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                          287,500           3,875
CARBO Ceramics, Inc.                                      21,300             785
Crosstex Energy, Inc.                                    129,600           4,248
Delta Petroleum Corp. *                                  193,100           4,239
Petrohawk Energy Corp. *                                 127,900           1,476
Quicksilver Resources, Inc. *                             48,300           1,916
Rowan Cos., Inc.                                          18,200             599
TETRA Technologies, Inc. *                                12,700             294
                                                                     -----------
                                                                          17,432
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                             108,622           3,589
Whole Foods Market, Inc.                                  46,100           1,991
                                                                     -----------
                                                                           5,580
FOOD, BEVERAGE & TOBACCO 1.0%
--------------------------------------------------------------------------------
Hansen Natural Corp. *                                   309,000          11,770
Sanderson Farms, Inc.                                     15,900             502
Wm. Wrigley Jr. Co.                                       13,000             670
                                                                     -----------
                                                                          12,942
HEALTH CARE EQUIPMENT & SERVICES 3.0%
--------------------------------------------------------------------------------
Brookdale Senior Living, Inc.                             79,600           3,821
Hologic, Inc. *                                          133,300           7,405
Omnicare, Inc.                                           257,100          10,333
PolyMedica Corp.                                          96,300           3,856
The Cooper Cos., Inc.                                    299,000          14,262
                                                                     -----------
                                                                          39,677
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                                51,900           2,325

MATERIALS 2.0%
--------------------------------------------------------------------------------
Century Aluminum Co. *                                   393,400          17,931
Coeur d'Alene Mines Corp. *                            1,757,800           7,699
                                                                     -----------
                                                                          25,630
PHARMACEUTICALS & BIOTECHNOLOGY 2.2%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                   127,800           5,732
Affymetrix, Inc. *                                       615,900          15,373
Alexion Pharmaceuticals, Inc. *                           34,600           1,438
Cubist Pharmaceuticals, Inc.                              25,300             466
Millipore Corp. *                                         64,800           4,437

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pharmaceutical Product Development, Inc. (PPD)            35,100           1,211
                                                                     -----------
                                                                          28,657
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
The St. Joe Co.                                           66,200           3,833

RETAILING 8.9%
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                       275,300          13,875
Borders Group, Inc.                                      171,600           3,600
Chico's FAS, Inc. *                                      636,600          13,292
Coldwater Creek, Inc. *                                  612,600          11,425
GameStop Corp., Class A *                                109,800           5,867
GSI Commerce, Inc. *                                     421,800           6,871
Guitar Center, Inc. *                                     64,400           2,946
Limited Brands, Inc.                                      60,000           1,676
O'Reilly Automotive, Inc. *                               57,900           2,021
Pacific Sunwear of California, Inc. *                    656,000          12,858
The Home Depot, Inc.                                     485,500          19,779
Tuesday Morning Corp.                                      7,800             130
Urban Outfitters, Inc. *                                 772,000          18,837
Zumiez, Inc. *                                            97,500           3,208
                                                                     -----------
                                                                         116,385
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Conexant Systems, Inc. *                                 253,000             471

SOFTWARE & SERVICES 2.9%
--------------------------------------------------------------------------------
Equinix, Inc. *                                          238,800          20,076
Heartland Payment Systems, Inc.                           12,700             339
Opsware, Inc. *                                        1,556,700          12,454
Take-Two Interactive Software, Inc. *                    331,100           5,754
                                                                     -----------
                                                                          38,623
TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
--------------------------------------------------------------------------------
Daktronics, Inc.                                          72,100           2,492
Multi-Fineline Electronix, Inc. *                         57,900           1,028
Powerwave Technologies, Inc. *                           865,400           5,054
Rackable Systems, Inc. *                                  48,000             917
                                                                     -----------
                                                                           9,491
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                     104,900           7,742

TRANSPORTATION 0.9%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                 198,900           2,202
Werner Enterprises, Inc.                                 519,500           9,875
                                                                     -----------
                                                                          12,077
                                                                     -----------
TOTAL SHORT SALES
(COST $418,700)                                                          448,687

END OF SHORT SALE POSITIONS.

* Non-income producing security.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  0.3%  COMMON STOCK                                       7,289           7,522
 95.9%  FOREIGN COMMON STOCK                           1,677,978       2,100,178
  0.5%  PREFERRED STOCK                                    6,329          10,766
  0.1%  OTHER INVESTMENT COMPANIES                         1,200           1,188
  0.2%  RIGHTS                                             1,065           4,446
  2.3%  SHORT-TERM INVESTMENTS                            51,811          51,811
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                              1,745,672       2,175,911
  0.7%  OTHER ASSETS AND
        LIABILITIES                                                       14,510
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,190,421

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 0.3% OF NET ASSETS

ENERGY 0.2%
--------------------------------------------------------------------------------
Schlumberger Ltd. (a)                                     99,775           6,335

MEDIA 0.1%
--------------------------------------------------------------------------------
CTC Media, Inc. *                                         55,200           1,187
                                                                     -----------
TOTAL COMMON STOCK
(COST $7,289)                                                              7,522

FOREIGN COMMON STOCK 95.9% OF NET ASSETS

AUSTRALIA 2.8%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Australia and New Zealand Banking Group Ltd.             321,300           7,291

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
United Group Ltd.                                        138,000           1,418

COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Seek Ltd.                                                301,800           1,478
Transfield Services Ltd.                                 406,818           2,927
Transpacific Industries Group Ltd.                        79,415             634
                                                                     -----------
                                                                           5,039
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
Allco Finance Group Ltd.                                 194,737           1,908
Babcock & Brown Ltd.                                     187,500           3,799
Macquarie Bank Ltd.                                      124,900           7,867
                                                                     -----------
                                                                          13,574
ENERGY 0.3%
--------------------------------------------------------------------------------
Paladin Resources Ltd. *                                 457,100           3,129
WorleyParsons Ltd.                                       185,600           3,118
                                                                     -----------
                                                                           6,247
MATERIALS 0.4%
--------------------------------------------------------------------------------
BHP Billiton Ltd. ADR (a)                                142,450           5,839
Perilya Ltd.                                             804,569           3,292
                                                                     -----------
                                                                           9,131
MEDIA 0.1%
--------------------------------------------------------------------------------
Austar United Communications Ltd. *                    1,879,659           1,827
Macquarie Communications Infrastructure Group            335,200           1,593
                                                                     -----------
                                                                           3,420
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
CSL Ltd.                                                 116,000           6,281

REAL ESTATE 0.5%
--------------------------------------------------------------------------------
Commonwealth Property Office Fund                      6,282,154           7,093
Lend Lease Corp., Ltd.                                   204,600           3,019
                                                                     -----------
                                                                          10,112
                                                                     -----------
                                                                          62,513
AUSTRIA 0.5%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG            32,344           2,528
Raiffeisen International Bank-Holding AG                  21,900           3,369
                                                                     -----------
                                                                           5,897
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Wienerberger AG                                           20,100           1,243

ENERGY 0.1%
--------------------------------------------------------------------------------
C.A.T. oil AG *                                           50,294           1,261

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Meinl European Land Ltd. *                                67,200           1,733
                                                                     -----------
                                                                          10,134
BELGIUM 0.2%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev N.V.                                                27,300           1,761

MATERIALS 0.1%
--------------------------------------------------------------------------------
Umicore                                                   16,300           2,872
                                                                     -----------
                                                                           4,633

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
BERMUDA 2.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A (a)                       36,825           3,365
Fong's Industries Co., Ltd.                            9,272,000           6,413
Ingersoll-Rand Co., Ltd., Class A (a)                     62,700           2,689
                                                                     -----------
                                                                          12,467
CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Arts Optical International Holdings Ltd.               8,688,000           2,900
Hongguo International Holdings Ltd. *                  4,304,000           3,235
Peace Mark (Holdings) Ltd.                             3,058,000           2,561
Ports Design Ltd.                                        474,500           1,306
                                                                     -----------
                                                                          10,002
ENERGY 0.6%
--------------------------------------------------------------------------------
Nabors Industries Ltd. (a)*                              204,950           6,206
SeaDrill Ltd. *                                          181,000           3,001
Weatherford International Ltd. (a)*                      126,250           5,098
                                                                     -----------
                                                                          14,305
INSURANCE 0.1%
--------------------------------------------------------------------------------
PartnerRe Ltd. (a)                                        16,500           1,122

MATERIALS 0.2%
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                   207,030           5,432

MEDIA 0.0%
--------------------------------------------------------------------------------
Central European Media Enterprises, Ltd.,
  Class A (a)*                                            12,600           1,094

RETAILING 0.6%
--------------------------------------------------------------------------------
Dufry South America Ltd. BDR *                           104,343           1,665
Esprit Holdings Ltd.                                     424,000           4,312
GOME Electrical Appliances Holdings Ltd.                 848,000             896
Huabao International Holdings Ltd. *                   4,315,000           2,410
Li & Fung Ltd.                                         1,534,400           4,805
                                                                     -----------
                                                                          14,088
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Vtech Holdings Ltd.                                      388,000           2,403

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Cosco Pacific Ltd.                                     1,360,000           3,410
                                                                     -----------
                                                                          64,323
BRAZIL 0.6%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Cyrela Brazil Realty S.A.                                106,200             982

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                    88,400           1,194

MATERIALS 0.3%
--------------------------------------------------------------------------------
Aracruz Celulose S.A. ADR (a)                             20,025           1,109
Companhia Vale do Rio Doce ADR (a)                       133,825           4,541
                                                                     -----------
                                                                           5,650
RETAILING 0.1%
--------------------------------------------------------------------------------
Lojas Renner S.A.                                         80,700           1,130
Submarino S.A. *                                          45,000           1,367
                                                                     -----------
                                                                           2,497
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Companhia de Concessoes Rodoviarias                       43,000             565
Gol Linhas Aereas International S.A. ADR                  37,200           1,120
Localiza Rent a Car S.A.                                  35,800           1,083
                                                                     -----------
                                                                           2,768
                                                                     -----------
                                                                          13,091
CANADA 2.8%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Canadian Western Bank                                     76,916           1,643

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
CAE, Inc.                                                155,200           1,534

COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc. (a)                       15,400             913

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Gildan Activewear, Inc. *                                 52,300           2,605

ENERGY 0.6%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (a)                       15,100             755
CHC Helicopter Corp., Class A                            166,800           3,535
Ensign Energy Services, Inc. (a)                          35,500             562
Precision Drilling Trust (a)                              50,700           1,145
Suncor Energy, Inc                                        46,600           3,453
Suncor Energy, Inc. (a)                                   32,700           2,431
Talisman Energy, Inc. (a)                                 52,975             934
Trican Well Service Ltd.                                   2,200              36
                                                                     -----------
                                                                          12,851
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                  96,900           4,142

INSURANCE 0.2%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                  95,400           3,218
Manulife Financial Corp. (a)                              36,775           1,240
                                                                     -----------
                                                                           4,458
MATERIALS 0.7%
--------------------------------------------------------------------------------
Alcan, Inc. (a)                                           67,250           3,430
IPSCO, Inc. (a)                                           39,175           3,958
Potash Corp. of Saskatchewan, Inc. (a)                    29,150           4,548

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Teck Cominco Ltd., Class B (a)                            42,800           3,160
                                                                     -----------
                                                                          15,096
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc., Class A (a)            28,975           1,419
Morguard Real Estate Investment Trust                    127,100           1,536
Northern Property Real Estate Investment Trust           224,100           4,921
                                                                     -----------
                                                                           7,876
RETAILING 0.1%
--------------------------------------------------------------------------------
The Forzani Group Ltd., Class A *                        108,756           1,759

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
NovAtel, Inc. (a)*                                        37,151           1,532

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Canadian National Railway Co. (a)                         66,450           3,036
Canadian Pacific Railway Ltd. (a)                         66,325           3,631
                                                                     -----------
                                                                           6,667
                                                                     -----------
                                                                          61,076
CAYMAN ISLANDS 2.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Haitian International Holdings Ltd. *                    399,000             211

CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
Li Ning Co., Ltd.                                      2,083,157           3,549
Prime Success International Group Ltd.                 2,294,000           2,568
                                                                     -----------
                                                                           6,117
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
FU JI Food & Catering Services                           457,000             958
Melco PBL Entertainment (Macau) Ltd. ADR *                     1              --
                                                                     -----------
                                                                             958
ENERGY 0.9%
--------------------------------------------------------------------------------
GlobalSantaFe Corp. (a)                                  112,725           6,539
Noble Corp. (a)                                           86,100           6,453
Transocean, Inc. (a)*                                     86,100           6,662
                                                                     -----------
                                                                          19,654
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                            567,000           1,697

HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
Mindray Medical International Ltd., ADR (a)*              38,600             938

MATERIALS 0.2%
--------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd.                       476,000           1,130
Vision Grande Group Holdings Ltd.                      4,506,000           3,174
                                                                     -----------
                                                                           4,304
MEDIA 0.1%
--------------------------------------------------------------------------------
Focus Media Holding Ltd. ADR (a)*                         35,449           2,930

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Greentown China Holdings Ltd. *                        1,478,205           2,330

RETAILING 0.1%
--------------------------------------------------------------------------------
Parkson Retail Group Ltd                                 548,000           3,090

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                              371,500           2,243
Himax Technologies, Inc. ADR *                            72,500             371
                                                                     -----------
                                                                           2,614
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Foxconn International Holdings Ltd. *                    270,000             809
Kingboard Laminates Holding Ltd. *                     1,335,500           1,486
                                                                     -----------
                                                                           2,295
                                                                     -----------
                                                                          47,138
CHILE 0.1%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Cencosud S.A. ADR, 144A (b)                               43,800           2,317

COLUMBIA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
BanColombia S.A. ADR (a)                                  47,800           1,422

CYPRUS 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Marfin Popular Bank Public Co., Ltd. *                   149,501           1,629

DENMARK 1.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
FLSmidth & Co. A/S                                        32,100           2,112
NKT Holding A/S                                           96,664           8,520
                                                                     -----------
                                                                          10,632
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Coloplast A/S, Class B                                    27,400           2,369

INSURANCE 0.4%
--------------------------------------------------------------------------------
Alm. Brand A/S *                                          56,511           4,254
Topdanmark A/S *                                          27,500           4,960
                                                                     -----------
                                                                           9,214
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
Genmab A/S *                                             114,199           7,279
                                                                     -----------
                                                                          29,494

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
EGYPT 0.0%
--------------------------------------------------------------------------------

BANKS 0.0%
--------------------------------------------------------------------------------
Commercial International Bank                             24,200             225

FINLAND 0.2%
--------------------------------------------------------------------------------

MATERIALS 0.1%
--------------------------------------------------------------------------------
Kemira GrowHow Oyj                                       231,387           2,535

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Finnlines Oyj                                            132,645           3,005
                                                                     -----------
                                                                           5,540
FRANCE 7.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin,
  Class B                                                 35,100           3,223

BANKS 0.2%
--------------------------------------------------------------------------------
BNP Paribas                                               34,500           3,864

CAPITAL GOODS 1.6%
--------------------------------------------------------------------------------
Carbone Lorraine S.A.                                    116,925           6,766
Financiere Marc de Lacharriere S.A.                       42,226           3,977
Nexans S.A.                                              129,011          17,674
Societe Industrielle D'Aviations Latecoere S.A.          142,113           4,857
Vallourec S.A.                                            10,500           2,739
                                                                     -----------
                                                                          36,013
CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
Kaufman & Broad S.A.                                      14,305             932
LVMH Moet Hennessy Louis Vuitton S.A.                     50,800           5,381
Nexity                                                     9,673             813
                                                                     -----------
                                                                           7,126
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Eurazeo                                                   16,865           2,336

FOOD, BEVERAGE & TOBACCO 0.4%
--------------------------------------------------------------------------------
Groupe Danone                                             42,400           6,555
Groupe Danone ADR (a)                                     44,125           1,458
Remy Cointreau S.A.                                       26,446           1,723
                                                                     -----------
                                                                           9,736
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Essilor International S.A.                                32,600           3,664
Orpea *                                                   13,200           1,169
                                                                     -----------
                                                                           4,833
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
L'Oreal S.A.                                              86,000           9,089

INSURANCE 0.6%
--------------------------------------------------------------------------------
April Group                                               14,400             756
Axa                                                      184,558           7,826
Axa ADR (a)                                               35,525           1,509
Euler Hermes S.A.                                         21,617           3,206
                                                                     -----------
                                                                          13,297
MEDIA 1.8%
--------------------------------------------------------------------------------
Ipsos                                                    105,949           3,665
Publicis Groupe                                          366,900          15,819
Seloger.com *                                              7,200             293
Societe Television Francaise 1                           161,300           5,477
Vivendi Universal S.A.                                   333,500          13,762
                                                                     -----------
                                                                          39,016
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Boiron S.A.                                               50,227           1,338
Sanofi-Aventis                                            33,400           2,943
                                                                     -----------
                                                                           4,281
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Klepierre                                                  9,700           1,720

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)                54,500           1,614

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Cap Gemini S.A.                                           53,700           3,432
Meetic *                                                  47,397           1,644
                                                                     -----------
                                                                           5,076
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Ingenico S.A. *                                           94,754           2,284
Neopost S.A.                                              81,930          10,544
                                                                     -----------
                                                                          12,828
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Iliad S.A.                                                37,150           3,657

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Norbert Dentressangle                                     13,187           1,131

UTILITIES 0.3%
--------------------------------------------------------------------------------
Veolia Environnement                                      82,200           5,784
                                                                     -----------
                                                                         164,624
GERMANY 7.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.5%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                        314,100          19,257
DaimlerChrysler AG - Reg'd                               476,500          29,711
ElringKlinger AG                                          83,602           5,725
                                                                     -----------
                                                                          54,693
CAPITAL GOODS 1.1%
--------------------------------------------------------------------------------
Bilfinger Berger AG                                       60,653           4,765
Demag Cranes AG *                                         42,164           2,621
Deutz AG *                                               165,482           2,564
GEA Group AG                                              53,300           1,246
Kloeckner & Co., AG *                                     27,400           1,206
MTU Aero Engines Holding AG                               94,011           5,028
Nordex AG *                                               39,221             872

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Q-Cells AG *                                              34,840           1,820
Solarworld AG                                             31,580           2,481
Vossloh AG                                                21,360           1,670
                                                                     -----------
                                                                          24,273
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
D+S europe AG *                                          242,986           2,610
Francotyp-Postalia Holding AG *                          103,891           2,681
Wirecard AG *                                            393,882           4,385
                                                                     -----------
                                                                           9,676
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Bijou Brigitte Modische Accessoires AG                     4,800             973
Rational AG                                               20,884           3,747
                                                                     -----------
                                                                           4,720
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Metro AG                                                  67,800           4,664

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Henkel KGaA                                               26,100           3,645

INSURANCE 0.7%
--------------------------------------------------------------------------------
Hannover Rueckversicherung AG *                          323,300          14,451

MATERIALS 0.2%
--------------------------------------------------------------------------------
BASF AG ADR (a)                                           29,200           2,825
K+S AG                                                    22,000           2,409
                                                                     -----------
                                                                           5,234
MEDIA 0.1%
--------------------------------------------------------------------------------
CTS Eventim AG                                            57,955           2,270

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
IVG Immobilien AG                                         85,900           3,927
Patrizia Immobilien AG *                                  38,200           1,074
                                                                     -----------
                                                                           5,001
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Kontron AG                                               162,278           2,642

SOFTWARE & SERVICES 0.6%
--------------------------------------------------------------------------------
SAP AG                                                    54,600           2,531
Software AG                                               93,038           7,165
United Internet AG - Reg'd                               178,300           3,364
                                                                     -----------
                                                                          13,060
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Wincor Nixdorf AG                                         42,342           6,771

UTILITIES 0.3%
--------------------------------------------------------------------------------
E.ON AG                                                   34,300           4,680
RWE AG ADR (a)                                            12,400           1,305
                                                                     -----------
                                                                           5,985
                                                                     -----------
                                                                         157,085
GREECE 0.9%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
EFG Eurobank Ergasias                                     70,640           2,774
Greek Postal Savings Bank *                              113,000           2,869
National Bank of Greece S.A.                              56,480           2,951
Piraeus Bank S.A.                                         56,800           2,050
                                                                     -----------
                                                                          10,644
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Frigoglass S.A.                                           70,781           1,567

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Intralot S.A. Integrated Lottery                          34,000           1,157

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Hellenic Exchanges S.A. Holding                           79,486           1,841

FOOD, BEVERAGE & TOBACCO 0.2%
--------------------------------------------------------------------------------
Coca Cola Hellenic Bottling Co., S.A.                     59,500           2,395
Vivartia S.A.                                             90,893           1,737
                                                                     -----------
                                                                           4,132
                                                                     -----------
                                                                          19,341
HONG KONG 1.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Melco International Development Ltd.                     832,000           1,759

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Fountain Set (Holdings) Ltd.                          13,075,430           4,469

FOOD & STAPLES RETAILING 0.0%
--------------------------------------------------------------------------------
Wumart Stores, Inc., Class H                             954,800             611

INSURANCE 0.1%
--------------------------------------------------------------------------------
China Insurance International Holdings Co., Ltd. *     2,184,000           2,566

MATERIALS 0.3%
--------------------------------------------------------------------------------
China National Building Material Co., Ltd.,
   Class H                                             5,246,000           4,106
Hung Hing Printing Group Ltd.                          2,494,000           1,408
                                                                     -----------
                                                                           5,514
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
China Vanke Co., Ltd., Class B                           928,603           1,661
Hopson Development Holdings Ltd.                         311,500             741
Kowloon Development Co., Ltd.                            625,000           1,174
Shenzhen Investment Ltd.                               3,959,000           1,609
Shun Tak Holdings Ltd.                                 1,278,000           1,722
                                                                     -----------
                                                                           6,907
RETAILING 0.2%
--------------------------------------------------------------------------------
Giordano International Ltd.                            9,080,000           4,913

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Travelsky Technology Ltd., Class H                       961,000           1,620

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
China Communications Services Corp., Ltd.,
   Series H *                                          2,850,000           1,814
                                                                     -----------
                                                                          30,173
INDIA 0.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Maruti Udyog Ltd.                                         67,000           1,410

BANKS 0.1%
--------------------------------------------------------------------------------
Housing Development Finance Corp., Ltd.                   48,500           1,842

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Bharat Heavy Electricals Ltd.                             45,900           2,619
Suzlon Energy Ltd.                                        49,600           1,288
                                                                     -----------
                                                                           3,907
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Indiabulls Financial Services Ltd.                        71,900           1,151

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Dabur India Ltd.                                         572,400           1,281
Hindustan Lever Ltd.                                     153,600             720
                                                                     -----------
                                                                           2,001
MATERIALS 0.1%
--------------------------------------------------------------------------------
India Cements Ltd. *                                     502,900           2,497

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                 85,400           4,344
Tech Mahindra Ltd. *                                      41,700           1,643
                                                                     -----------
                                                                           5,987
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Bharti Airtel Ltd. *                                     126,000           2,014
                                                                     -----------
                                                                          20,809
INDONESIA 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
PT Bank Mandiri                                        3,316,500             943
PT Bank Rakyat Indonesia                               2,576,000           1,506
                                                                     -----------
                                                                           2,449
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
PT Perusahaan Perkebunan London Sumatra
   Indonesia Tbk                                       2,375,000           1,388

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                            3,008,000           3,133
                                                                     -----------
                                                                           6,970
IRELAND 1.7%
--------------------------------------------------------------------------------

BANKS 0.7%
--------------------------------------------------------------------------------
Anglo Irish Bank Corp., plc                              214,300           4,354
Bank of Ireland                                          460,000          10,316
                                                                     -----------
                                                                          14,670
CAPITAL GOODS 0.4%
--------------------------------------------------------------------------------
Kingspan Group plc                                       298,500           7,549

FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
C&C Group plc                                            144,074           2,139
Glanbia plc                                              912,219           4,078
IAWS Group plc                                            53,600           1,252
                                                                     -----------
                                                                           7,469
HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
United Drug plc                                          185,000             976

MEDIA 0.2%
--------------------------------------------------------------------------------
Independent News & Media plc                           1,154,009           4,596

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Ryanair Holdings plc ADR *                                29,200           2,531
                                                                     -----------
                                                                          37,791
ISRAEL 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Ormat Industries Ltd.                                    285,774           3,457

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Orbotech Ltd. (a)*                                        25,000             598
                                                                     -----------
                                                                           4,055
ITALY 3.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Brembo S.p.A                                             132,911           1,673

BANKS 0.1%
--------------------------------------------------------------------------------
Credito Emiliano S.p.A.                                   97,200           1,446

CONSUMER DURABLES & APPAREL 0.7%
--------------------------------------------------------------------------------
Geox S.p.A.                                               87,000           1,404
Luxottica Group S.p.A.                                   130,200           4,054
Safilo Group SpA *                                       902,447           5,501
Tod's S.p.A.                                              17,450           1,507
Valentino Fashion Group S.p.A.                            91,571           3,664
                                                                     -----------
                                                                          16,130
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Snai S.p.A. *                                            253,434           2,398

DIVERSIFIED FINANCIALS 0.7%
--------------------------------------------------------------------------------
Azimut Holding S.p.A.                                    591,376           8,317
Banca Italease                                           113,400           7,883
                                                                     -----------
                                                                          16,200
ENERGY 0.3%
--------------------------------------------------------------------------------
Saipem S.p.A.                                            229,600           5,667

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Marr S.p.A.                                              174,154           1,643

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Davide Campari - Milano S.p.A.                           114,700           1,179

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Immobiliare Grande Distribuzione                         235,934           1,186
Pirelli & C. Real Estate S.p.A.                           18,492           1,353
                                                                     -----------
                                                                           2,539
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. *                  56,230           4,653

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Fastweb *                                                 39,700           2,188

TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Autostrada Torino-Milano S.p.A.                          199,526           5,039
Gemina S.p.A. *                                          927,101           4,247
                                                                     -----------
                                                                           9,286
UTILITIES 0.1%
--------------------------------------------------------------------------------
ASM S.p.A.                                               174,500             980
Hera S.p.A.                                              282,533           1,220
                                                                     -----------
                                                                           2,200
                                                                     -----------
                                                                          67,202
JAPAN 12.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.4%
--------------------------------------------------------------------------------
Denso Corp.                                              212,200           8,532
F.C.C. Co., Ltd.                                         214,600           5,309
Honda Motor Co., Ltd.                                    281,700          11,071
Takata Corp. *                                            21,900             840
Yamaha Motor Co., Ltd.                                   156,100           4,848
                                                                     -----------
                                                                          30,600
BANKS 0.4%
--------------------------------------------------------------------------------
Suruga Bank Ltd.                                         278,000           3,645
The Bank of Fukuoka, Ltd.                                291,000           2,322
The Musashino Bank Ltd.                                   14,400             718
The Nishi-Nippon City Bank Ltd.                          292,000           1,237
The Senshu Bank Ltd.                                     154,000             411
                                                                     -----------
                                                                           8,333
CAPITAL GOODS 1.9%
--------------------------------------------------------------------------------
Chiyoda Corp.                                             81,000           1,705
JGC Corp.                                                101,000           1,766
JTEKT Corp.                                              103,900           2,106
Komatsu Ltd.                                             157,000           3,333
MISUMI Group, Inc.                                        59,300           1,150
NGK Insulators Ltd.                                      274,000           4,160
Nichias Corp.                                            316,000           2,475
Ryobi Ltd.                                               440,000           3,733
Takasago Thermal Engineering Co., Ltd.                   124,000           1,217
Takeuchi Mfg. Co., Ltd.                                  109,400           5,278
The Japan Steel Works, Ltd.                              604,000           5,029
Toyo Tanso Co., Ltd.                                      29,818           3,375
Ushio, Inc.                                              299,100           6,199
                                                                     -----------
                                                                          41,526
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
en-japan, Inc.                                               127             614
Meitec Corp.                                             120,000           3,716
Park24 Co., Ltd.                                          90,400           1,308
Sohgo Security Services Co., Ltd.                         35,400             691
Takara Printing Co., Ltd.                                298,980           2,908
                                                                     -----------
                                                                           9,237
CONSUMER DURABLES & APPAREL 0.7%
--------------------------------------------------------------------------------
ES-Con Japan Ltd.                                          1,022           1,695
Makita Corp.                                              37,000           1,292
Sharp Corp.                                              159,000           2,716
Shimano, Inc.                                            192,400           5,601
The Japan General Estate Co., Ltd.                       118,800           3,290
                                                                     -----------
                                                                          14,594
CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Zensho Co., Ltd.                                           4,300              43

DIVERSIFIED FINANCIALS 2.3%
--------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                           1,874,500          23,062
Nikko Cordial Corp.                                    1,659,500          16,366
ORIX Corp.                                                28,600           8,254
SBI Holdings, Inc.                                         5,900           2,294
                                                                     -----------
                                                                          49,976
ENERGY 0.1%
--------------------------------------------------------------------------------
Shinko Plantech Co., Ltd.                                267,000           2,529

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Nakanishi, Inc.                                            9,900           1,231

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Uni-Charm Corp.                                          110,800           6,002

MATERIALS 0.4%
--------------------------------------------------------------------------------
Fujimi, Inc.                                                 400              11
Kanto Denka Kogyo Co., Ltd.                              169,000           1,177
NIFCO, Inc.                                              213,000           5,021
Tokai Carbon Co., Ltd.                                   443,000           3,363
                                                                     -----------
                                                                           9,572
MEDIA 0.1%
--------------------------------------------------------------------------------
Jupiter Telecommunications Co., Ltd. *                     2,778           2,282

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                          129,500           8,471

REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Aeon Mall Co., Ltd.                                       35,600           2,012
Joint Corp.                                              150,000           5,522
K.K. DaVinci Advisors *                                    1,310           1,535
Kenedix, Inc.                                                210           1,010

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
MID REIT, Inc.                                               407           2,040
MORI TRUST Sogo Reit, Inc.                                   247           2,537
Nippon Commercial Investment Corp. *                         769           3,702
Tokyo Tatemono Co., Ltd.                                 302,000           3,690
                                                                     -----------
                                                                          22,048
RETAILING 0.3%
--------------------------------------------------------------------------------
DeNa Co., Ltd. *                                             376           1,355
Honeys Co., Ltd.                                          26,100           1,044
Nitori Co., Ltd.                                          28,660           1,331
Paris Miki, Inc.                                          92,800           1,627
Yamada Denki Co., Ltd.                                    22,000           1,832
                                                                     -----------
                                                                           7,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
--------------------------------------------------------------------------------
Miraial Co., Ltd.                                            100              11
Rohm Co., Ltd.                                           205,798          18,724
                                                                     -----------
                                                                          18,735
SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Capcom Co., Ltd.                                         129,800           2,466
KONAMI Corp.                                             123,700           3,266
                                                                     -----------
                                                                           5,732
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
--------------------------------------------------------------------------------
Brother Industries Ltd.                                  130,000           1,813
Canon, Inc.                                              118,100           6,233
Keyence Corp.                                             19,700           4,447
Omron Corp.                                              158,200           4,279
                                                                     -----------
                                                                          16,772
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                           8,280          12,598
                                                                     -----------
                                                                         267,470
KAZAKHSTAN 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Kazkommertsbank GDR, 144A (b)*                           102,984           2,297

LIECHTENSTEIN 0.1%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Verwaltungs-und Privat-Bank AG                             5,084           1,313

LUXEMBOURG 0.8%
--------------------------------------------------------------------------------

ENERGY 0.4%
--------------------------------------------------------------------------------
Acergy S.A. *                                            124,500           2,434
Tenaris S.A. ADR                                         119,725           5,683
                                                                     -----------
                                                                           8,117
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Gagfah S.A.                                               39,700           1,188

TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
Millicom International Cellular S.A. (a)*                115,136           7,650
                                                                     -----------
                                                                          16,955
MALAYSIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Bumiputra-Commerce Holdings Berhad                     1,001,700           2,641

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Transmile Group Berhad                                   199,900             794
                                                                     -----------
                                                                           3,435
MEXICO 0.8%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Corporacion GEO, S.A. de CV, Class B *                   283,300           1,504
Desarrolladora Homex S.A. de CV ADR (a)*                  23,600           1,403
Urbi, Desarrollos Urbanos, S.A. de CV *                  594,500           2,129
                                                                     -----------
                                                                           5,036
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Wal-Mart de Mexico, Class V                              876,800           3,882

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
America Movil S.A. de CV, Class L                      1,458,000           3,238

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de CV, ADR (a)     117,100           4,738
                                                                     -----------
                                                                          16,894
NETHERLANDS 2.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.9%
--------------------------------------------------------------------------------
Arcadis N.V.                                              59,197           3,752
Draka Holding N.V. *                                      67,874           2,189
Imtech N.V.                                               55,900           3,725
Koninklijke BAM Groep N.V.                               259,262           5,369
Koninklijke Boskalis Westminster N.V. CVA                 26,066           2,393
Wavin N.V. *                                             129,178           2,551
                                                                     -----------
                                                                          19,979
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.             286,600          11,201
TomTom N.V. *                                             38,300           1,609
                                                                     -----------
                                                                          12,810
DIVERSIFIED FINANCIALS 0.0%
--------------------------------------------------------------------------------
ING Groep N.V. ADR (a)                                    18,500             815

ENERGY 0.2%
--------------------------------------------------------------------------------
Core Laboratories N.V. (a)*                                  825              68
Fugro N.V. CVA                                           101,993           4,852
                                                                     -----------
                                                                           4,920
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Royal Numico N.V.                                         59,300           3,149

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
--------------------------------------------------------------------------------
QIAGEN N.V. *                                            323,849           5,563

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
TKH Group N.V. CVA                                        20,996           1,709

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Koninklijke Vopak N.V.                                   110,916           5,835
                                                                     -----------
                                                                          54,780
NEW ZEALAND 0.4%
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Fisher & Paykel Healthcare Corp., Ltd.                 1,268,669           3,709

RETAILING 0.1%
--------------------------------------------------------------------------------
The Warehouse Group Ltd.                                 356,137           1,793

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Auckland International Airport Ltd.                    2,512,822           3,970
                                                                     -----------
                                                                           9,472
NORWAY 1.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
ODIM A.S.A. *                                             60,500           1,731

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Ekornes A.S.A.                                           161,200           3,870

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Acta Holding A.S.A.                                      995,767           5,587

ENERGY 0.4%
--------------------------------------------------------------------------------
Farstad Shipping A.S.A.                                  135,800           2,928
Petroleum Geo-Services A.S.A. *                          120,300           2,828
Seabird Exploration Ltd. *                               227,278           1,361
Songa Offshore A.S.A. *                                  289,784           2,631
                                                                     -----------
                                                                           9,748
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Cermaq A.S.A.                                            173,401           2,827

MATERIALS 0.0%
--------------------------------------------------------------------------------
Yara International A.S.A. ADR                              4,500             120

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Ementor A.S.A. *                                         607,713           4,194

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Deep Sea Supply plc *                                  1,017,695           3,017
                                                                     -----------
                                                                          31,094
PANAMA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Copa Holdings S.A., Class A (a)                           26,300           1,474

PHILIPPINES 0.1%
--------------------------------------------------------------------------------

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Filinvest Land, Inc. *                                14,821,600             489

UTILITIES 0.1%
--------------------------------------------------------------------------------
PNOC Energy Development Corp. *                       15,676,327           1,555
                                                                     -----------
                                                                           2,044
PORTUGAL 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Mota-Engil, SGPS, S.A.                                   381,960           2,927

REPUBLIC OF KOREA 1.7%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Kookmin Bank                                              77,000           6,134

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                        2,734           1,590

INSURANCE 0.0%
--------------------------------------------------------------------------------
LIG Non-Life Insurance Co., Ltd.                          55,700             906

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                              5,490           3,400

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
NHN Corp. *                                               22,440           2,971

TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
SK Telecom Co., Ltd.                                      96,900          20,681
SK Telecom Co., Ltd. ADR (a)                              52,000           1,235
                                                                     -----------
                                                                          21,916
                                                                     -----------
                                                                          36,917
RUSSIA 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
OAO TMK GDR *                                             49,628           1,742

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Sistema Hals - GDR, 144A (b)*                             12,164             155
Sistema Hals - GDR, Reg'd *                               13,400             171
                                                                     -----------
                                                                             326
                                                                     -----------
                                                                           2,068
SINGAPORE 3.0%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                                478,000           5,897

CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
Hyflux Ltd.                                            3,228,000           5,854
Midas Holdings Ltd.                                    3,833,000           3,627
SembCorp Marine Ltd.                                   2,074,000           4,556
                                                                     -----------
                                                                          14,037

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Raffles Education Corp., Ltd.                          1,850,000           2,243

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Singapore Exchange Ltd.                                  638,000           2,821

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Parkway Holdings Ltd.                                  1,710,850           3,626

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
GP Batteries International Ltd.                        1,682,000           1,568

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Capitaland Ltd.                                        1,871,300           8,215

RETAILING 0.0%
--------------------------------------------------------------------------------
Osim International Ltd.                                1,002,120             854

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Datacraft Asia Ltd. *                                  1,543,000           1,945

TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
MobileOne Ltd.                                         4,421,000           6,246

TRANSPORTATION 0.8%
--------------------------------------------------------------------------------
Cosco Corp.(Singapore) Ltd.                            1,863,040           3,294
SIA Engineering Co.                                      940,000           2,838
Singapore Airport Ltd.                                 1,683,000           2,885
SMRT Corp., Ltd.                                       8,763,000           8,467
                                                                     -----------
                                                                          17,484
                                                                     -----------
                                                                          64,936
SOUTH AFRICA 0.2%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
JSE Ltd.                                                 245,171           1,748

MEDIA 0.0%
--------------------------------------------------------------------------------
Naspers Ltd., Class N                                     53,100           1,341

RETAILING 0.1%
--------------------------------------------------------------------------------
Truworths International Ltd.                             337,400           1,611
                                                                     -----------
                                                                           4,700
SPAIN 2.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Mecalux, S.A. *                                           61,250           3,027
Tecnicas Reunidas S.A.                                    82,962           3,607
                                                                     -----------
                                                                           6,634
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Prosegur, Compania de Seguridad S.A. - Reg'd              90,242           2,960

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Corporacion Dermoestetica *                              272,736           3,451

MATERIALS 0.1%
--------------------------------------------------------------------------------
Tubacex, S.A.                                            461,683           3,224

MEDIA 0.6%
--------------------------------------------------------------------------------
Gestevision Telecinco S.A.                               450,000          12,212

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Grifols S.A. *                                           530,925           8,158

RETAILING 0.2%
--------------------------------------------------------------------------------
Industria de Diseno Textil S.A.                           97,400           5,536

UTILITIES 0.1%
--------------------------------------------------------------------------------
Enagas, S.A.                                              56,600           1,241
                                                                     -----------
                                                                          43,416
SWEDEN 1.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Hexagon AB, Class B                                       82,100           3,376

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Rezidor Hotel Group AB *                                 378,128           3,482

MATERIALS 0.2%
--------------------------------------------------------------------------------
Billerud                                                 263,900           4,422

MEDIA 0.1%
--------------------------------------------------------------------------------
Modern Times Group AB, Class B *                          27,450           1,745

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Meda AB, Class A                                          69,100           2,543

RETAILING 0.2%
--------------------------------------------------------------------------------
Hemtex AB                                                 87,355           1,938
Nobia AB                                                  41,900           1,675
                                                                     -----------
                                                                           3,613
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B                 802,000           3,191
                                                                     -----------
                                                                          22,372
SWITZERLAND 9.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
ABB Ltd. - Reg'd                                         535,900           9,543
Burckhardt Compression Holding AG *                       14,686           2,452
Geberit AG - Reg'd                                         3,060           5,177
Georg Fischer AG - Reg'd. *                                7,435           4,982
Kaba Holding AG, Class B - Reg'd *                         9,943           3,117
Sulzer AG - Reg'd                                          2,100           2,982
                                                                     -----------
                                                                          28,253
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Adecco S.A. - Reg'd                                      318,000          20,489
SGS S.A. - Reg'd                                           1,330           1,464
                                                                     -----------
                                                                          21,953
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Forbo Holding AG - Reg'd *                                 4,617           1,765

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Schulthess Group AG - Reg'd                                3,532           2,948
Swatch Group AG                                           31,900           7,592
                                                                     -----------
                                                                          12,305
DIVERSIFIED FINANCIALS 2.6%
--------------------------------------------------------------------------------
Credit Suisse Group - Reg'd                              341,100          24,189
EFG International - Reg'd *                               55,300           1,923
Partners Group - Reg'd *                                  40,257           4,536
UBS AG - Reg (a)                                          39,625           2,497
UBS AG - Reg'd                                           381,700          23,994
                                                                     -----------
                                                                          57,139
FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Lindt & Spruengli AG                                         700           1,733
Nestle S.A. - Reg'd                                       38,800          14,256
Nestle S.A. ADR - Reg'd (a)                               30,750           2,837
                                                                     -----------
                                                                          18,826
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Galenica Holding AG - Reg'd.                               8,347           2,564
Nobel Biocare Holding AG                                   7,750           2,571
                                                                     -----------
                                                                           5,135
MATERIALS 0.8%
--------------------------------------------------------------------------------
Givaudan S.A. - Reg'd.                                     9,600           8,691
Lonza Group AG - Reg'd                                    51,800           4,912
Schmolz + Bickenbach AG - Reg'd                           21,066           1,678
Sika AG *                                                    700           1,186
Syngenta AG - Reg'd *                                     12,600           2,332
                                                                     -----------
                                                                          18,799
PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
Actelion Ltd. - Reg'd *                                   14,400           3,509
Novartis AG - Reg'd.                                     376,900          21,731
Novartis AG ADR (a)                                       36,450           2,103
Roche Holdings AG                                         29,700           5,594
                                                                     -----------
                                                                          32,937
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Temenos Group AG - Reg'd *                                88,412           1,602

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Kuehne & Nagel International AG - Reg'd                   46,400           3,596
                                                                     -----------
                                                                         200,545
TAIWAN 1.5%
--------------------------------------------------------------------------------

BANKS 0.8%
--------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.                20,958,123          17,664

CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Merry Electronics Co., Ltd.                              291,000             860

MATERIALS 0.1%
--------------------------------------------------------------------------------
Chung Hwa Pulp Corp.                                   3,246,000           1,674

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
MediaTek, Inc.                                           171,440           1,884
Realtek Semiconductor Corp.                            1,615,000           2,596
                                                                     -----------
                                                                           4,480
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Catcher Technology Co., Ltd.                             305,419           3,296
Hon Hai Precision Industry Co., Ltd.                     628,689           4,320
Inventec Co., Ltd.                                     1,505,000           1,227
                                                                     -----------
                                                                           8,843
                                                                     -----------
                                                                          33,521
UNITED KINGDOM 21.5%
--------------------------------------------------------------------------------

BANKS 2.3%
--------------------------------------------------------------------------------
HBOS plc                                                 408,500           8,940
HSBC Holdings plc                                      1,062,900          19,367
Lloyds TSB Group plc                                   1,539,500          17,686
Northern Rock plc                                        187,900           4,351
                                                                     -----------
                                                                          50,344
CAPITAL GOODS 1.7%
--------------------------------------------------------------------------------
BAE Systems plc ADR (a)                                   10,750             360
Bodycote International plc                               794,758           4,279
Charter plc *                                            100,660           1,688
Chloride Group plc                                       802,356           2,526
Cobham plc                                               800,941           3,261
Punch Graphix plc                                      1,966,295           4,951
Rolls-Royce Group plc *                                  631,300           5,834
Spirax-Sarco Engineering plc                              77,852           1,410
The Weir Group plc                                       821,121           9,243
Ultra Electronics Holdings plc                           143,866           3,234
Vt Group plc                                             140,800           1,250
                                                                     -----------
                                                                          38,036
COMMERCIAL SERVICES & SUPPLIES 1.9%
--------------------------------------------------------------------------------
Alfred McAlpine plc                                      169,420           1,860
Babcock International Group plc                          397,739           3,212
Capita Group plc                                         388,800           4,860
De La Rue plc                                            390,545           5,062
Homeserve plc                                            125,111           4,243
Michael Page International plc                           742,200           6,996
Mitie Group plc                                          320,874           1,501
RPS Group plc                                            575,519           3,252
Serco Group plc                                        1,201,404           9,818
                                                                     -----------
                                                                          40,804
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Aga Foodservice Group plc                                129,724           1,049
The Berkeley Group Holdings plc *                         51,500           1,519
                                                                     -----------
                                                                           2,568
CONSUMER SERVICES 1.3%
--------------------------------------------------------------------------------
Compass Group plc                                      3,190,000          19,063
Greene King plc                                          141,874           2,998
J.D. Wetherspoon plc                                     237,073           3,325

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Punch Taverns plc                                        130,900           2,956
                                                                     -----------
                                                                          28,342
DIVERSIFIED FINANCIALS 1.7%
--------------------------------------------------------------------------------
Cattles plc                                              994,934           8,579
IG Group Holdings plc                                  1,008,495           5,434
Intermediate Capital Group plc                            69,943           2,566
Man Group plc                                            485,600           5,122
Schroders plc                                            699,540          15,086
                                                                     -----------
                                                                          36,787
ENERGY 0.7%
--------------------------------------------------------------------------------
BG Group plc                                             430,000           5,681
Cairn Energy plc *                                        58,100           1,921
Expro International Group plc                            230,578           4,172
Tullow Oil plc                                           518,990           4,070
                                                                     -----------
                                                                          15,844
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Tesco plc                                              1,118,900           9,220

FOOD, BEVERAGE & TOBACCO 2.1%
--------------------------------------------------------------------------------
British American Tobacco plc ADR (a)                      28,700           1,755
Cadbury Schweppes plc                                  1,557,000          17,657
Cadbury Schweppes plc ADR (a)                             40,600           1,841
Diageo plc                                             1,085,000          21,176
Diageo plc ADR (a)                                        40,425           3,183
                                                                     -----------
                                                                          45,612
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Gyrus Group plc *                                        206,651           1,659
Southern Cross Healthcare Ltd. *                         325,767           2,306
                                                                     -----------
                                                                           3,965
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    167,700           8,096

INSURANCE 0.8%
--------------------------------------------------------------------------------
Admiral Group plc                                        135,200           2,716
Amlin plc                                                345,900           2,079
Willis Group Holdings Ltd. (a)                           299,600          12,242
                                                                     -----------
                                                                          17,037
MATERIALS 1.3%
--------------------------------------------------------------------------------
Anglo American plc ADR (a)                               143,950           3,361
Croda International plc                                  553,712           6,218
Hochschild Mining plc *                                  336,781           2,594
Rexam plc                                                381,826           4,048
Rio Tinto plc ADR (a)                                     26,850           5,805
Victrex plc                                              445,236           6,649
                                                                     -----------
                                                                          28,675
MEDIA 2.4%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                     2,489,000          26,866
Johnston Press plc                                     1,643,800          12,486
Trinity Mirror plc                                     1,515,000          14,262
                                                                     -----------
                                                                          53,614
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                    1,039,500          28,068

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Big Yellow Group plc                                     243,304           2,993
Unite Group plc                                          248,308           2,450
                                                                     -----------
                                                                           5,443
RETAILING 1.3%
--------------------------------------------------------------------------------
Galiform plc *                                           325,300             836
Signet Group plc                                       7,950,000          18,712
The Carphone Warehouse plc                             1,371,048           8,356
                                                                     -----------
                                                                          27,904
SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
Detica Group plc                                          89,800             643

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
--------------------------------------------------------------------------------
Laird Group plc                                          309,050           2,659
Rotork plc                                               468,377           7,674
TT electronics plc                                     1,275,126           5,887
                                                                     -----------
                                                                          16,220
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Vodafone Group plc                                     3,040,875           8,898

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Air Berlin plc *                                         182,547           3,843
                                                                     -----------
                                                                         469,963
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $1,677,978)                                                      2,100,178

PREFERRED STOCK 0.5% OF NET ASSETS

BRAZIL 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A.                        57,100           2,110

ENERGY 0.1%
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                                 124,500           2,747
                                                                     -----------
                                                                           4,857
GERMANY 0.3%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
Hugo Boss AG                                             110,257           5,909
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $6,329)                                                             10,766

OTHER INVESTMENT COMPANIES 0.1% OF NET ASSETS

iShares MSCI Japan Index Fund                             83,000           1,188
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $1,200)                                                              1,188

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
RIGHTS 0.2% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------
Meinl European Land Ltd. *                                67,200               1

HONG KONG 0.0%
--------------------------------------------------------------------------------
Kowloon Development Co., Ltd *                           312,500              21

ITALY 0.0%
--------------------------------------------------------------------------------
Banca Italease *                                          30,200              59

SWEDEN 0.2%
--------------------------------------------------------------------------------
JM AB *                                                  162,218           4,365
                                                                     -----------
TOTAL RIGHTS
(COST $1,065)                                                              4,446

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

REPURCHASE AGREEMENT 2.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 1/31/07, due
   02/01/07 at 5.0%, with a maturity value of
   $51,569 (fully collateralized by Fannie Mae
   with a value of $53,390.)                              51,562          51,562

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills
  4.94%, 03/15/07                                            250             249
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $51,811)                                                            51,811

END OF INVESTMENTS.

At 01/31/07, the tax basis cost of the fund's investments was $1,750,728, and the unrealized appreciation and depreciation were $440,547 and ($15,364), respectively, with a net unrealized appreciation of $425,183.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,769 or 0.2% of net assets.

ADR -- American Depositary Receipt
BDR -- Brazilian Depositary Receipt
CVA -- Dutch Certificate
GDR -- Global Depositary Receipt

In addition to the above, the fund held the following at 01/31/07. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACTS

Russell 2000 Index, Long
expires 03/15/07                                 5         2,011              20
S&P 500 Index, Long,
expires 03/15/07                                 2           722               9
                                                                     -----------
                                                                              29

In addition to the above, the fund held the following at 01/31/07. All numbers x 1,000.

                            AMOUNT                      AMOUNT
                              OF                          OF
                           CURRENCY                    CURRENCY       UNREALIZED
              CURRENCY      TO BE        CURRENCY       TO BE          GAINS /
EXPIRATION     TO BE       RECEIVED        TO BE       DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS

02/06/2007    PHP                 490    USD                490              --
04/26/2007    USD              25,542    GBP             25,437            (105)
07/05/2007    USD              22,356    GBP             22,225            (131)
07/18/2007    USD              21,294    GBP             21,250             (44)
07/25/2007    USD              21,704    GBP             21,950             246

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 90.3%  COMMON STOCK                                   102,096           129,641
  5.4%  FOREIGN COMMON STOCK                             7,148             7,693
  4.1%  SHORT-TERM INVESTMENT                            5,940             5,940
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                              115,184           143,274
  0.2%  OTHER ASSETS AND
        LIABILITIES                                                          269
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       143,543

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 90.3% OF NET ASSETS

BANKS 3.3%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                     7,760             262
Freddie Mac                                               18,326           1,190
Marshall & Ilsley Corp.                                   11,900             560
New York Community Bancorp, Inc.                          29,030             490
People's Bank                                             13,365             601
SVB Financial Group *                                     10,349             483
Washington Mutual, Inc.                                   25,000           1,115
                                                                     -----------
                                                                           4,701
CAPITAL GOODS 4.6%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                5,500             445
Danaher Corp.                                              9,000             667
Dover Corp.                                               10,100             501
General Electric Co.                                      46,000           1,658
Joy Global, Inc.                                           9,700             451
Pentair, Inc.                                             13,100             408
SPX Corp.                                                  8,490             596
Teleflex, Inc.                                             6,300             421
Tyco International Ltd.                                   46,000           1,466
                                                                     -----------
                                                                           6,613
CONSUMER DURABLES & APPAREL 2.2%
--------------------------------------------------------------------------------
Coach, Inc. *                                             14,490             665
Jones Apparel Group, Inc.                                 17,665             604
Leggett & Platt, Inc.                                     15,150             367
Lennar Corp., Class A                                     22,000           1,196
NIKE, Inc., Class B                                        3,400             336
                                                                     -----------
                                                                           3,168
CONSUMER SERVICES 5.8%
--------------------------------------------------------------------------------
Carnival Corp.                                            29,000           1,495
Las Vegas Sands Corp. *                                   10,700           1,113
McDonald's Corp.                                          35,400           1,570
Regis Corp.                                               15,002             627
Starwood Hotels & Resorts Worldwide, Inc.                  7,300             457
The Cheesecake Factory, Inc. *                            22,800             630
Wynn Resorts, Ltd. *                                       8,400             939
YUM! Brands, Inc.                                         25,400           1,524
                                                                     -----------
                                                                           8,355
DIVERSIFIED FINANCIALS 9.1%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                          16,700             813
American Express Co.                                      14,200             827
Capital One Financial Corp.                                9,100             732
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                 1,128             635
Citigroup, Inc.                                           26,500           1,461
E*TRADE Financial Corp. *                                 25,600             624
Federated Investors, Inc., Class B                        18,100             639
Goldman Sachs Group, Inc.                                  5,030           1,067
JPMorgan Chase & Co.                                      28,000           1,426
Mellon Financial Corp.                                    32,100           1,372
Morgan Stanley                                            19,500           1,614
Nuveen Investments, Inc., Class A                         18,000             891
NYSE Group, Inc. *                                        10,100           1,010
                                                                     -----------
                                                                          13,111
ENERGY 4.8%
--------------------------------------------------------------------------------
Apache Corp.                                              17,800           1,299
Cameron International Corp. *                              5,400             283
Chevron Corp.                                             16,440           1,198
ConocoPhillips                                            17,700           1,175
CONSOL Energy, Inc.                                       13,500             465
Diamond Offshore Drilling, Inc.                           13,000           1,098
Murphy Oil Corp.                                          11,400             567
Valero Energy Corp.                                        8,245             447
Weatherford International Ltd. *                           9,700             392
                                                                     -----------
                                                                           6,924
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     5,704             320
CVS Corp.                                                 24,800             835
Rite Aid Corp. *                                         196,900           1,213
Sysco Corp.                                               13,200             456
Whole Foods Market, Inc.                                   3,400             148
                                                                     -----------
                                                                           2,972
FOOD, BEVERAGE & TOBACCO 1.0%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                          3,740             302
Pilgrim's Pride Corp., Class B                            17,500             554
The Hershey Co.                                           11,900             608
                                                                     -----------
                                                                           1,464
HEALTH CARE EQUIPMENT & SERVICES 8.2%
--------------------------------------------------------------------------------
Alcon, Inc.                                                4,810             566
Bausch & Lomb, Inc.                                       11,000             613
Baxter International, Inc.                                 9,600             477
Beckman Coulter, Inc.                                      5,200             336
Boston Scientific Corp. *                                 58,803           1,085
Caremark Rx, Inc.                                          8,150             499
CIGNA Corp.                                                7,500             993

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Cytyc Corp. *                                             17,680             511
Eclipsys Corp. *                                          42,350             830
Edwards Lifesciences Corp. *                               9,600             491
HEALTHSOUTH Corp. *                                       19,200             449
Hillenbrand Industries, Inc.                               8,400             479
Hospira, Inc. *                                           14,980             551
Humana, Inc. *                                            16,900             938
St. Jude Medical, Inc. *                                  14,900             637
Tenet Healthcare Corp. *                                  58,500             413
Triad Hospitals, Inc. *                                   10,700             455
WellPoint, Inc. *                                         19,050           1,493
                                                                     -----------
                                                                          11,816
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                       9,600             623

INSURANCE 2.4%
--------------------------------------------------------------------------------
American International Group, Inc.                        20,900           1,431
Arthur J. Gallagher & Co.                                 19,550             560
Assurant, Inc.                                             6,210             345
MetLife, Inc.                                             10,300             640
Old Republic International Corp.                          19,275             430
                                                                     -----------
                                                                           3,406
MATERIALS 4.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            15,600           1,165
Alcoa, Inc.                                               54,500           1,760
Cytec Industries, Inc.                                     9,130             532
International Flavors & Fragrances, Inc.                  11,700             567
Monsanto Co.                                              13,400             738
Southern Copper Corp.                                     24,500           1,531
                                                                     -----------
                                                                           6,293
MEDIA 5.5%
--------------------------------------------------------------------------------
Cablevision Systems Corp., Class A *                      30,000             909
Comcast Corp. *                                           52,850           2,297
Liberty Global, Inc., Class C *                           46,539           1,314
Liberty Media Holding Corp. - Capital, Series A *         10,010           1,024
The DIRECTV Group, Inc. *                                 30,811             751
Time Warner, Inc.                                         75,300           1,647
                                                                     -----------
                                                                           7,942
PHARMACEUTICALS & BIOTECHNOLOGY 3.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                        8,900             472
Gilead Sciences, Inc. *                                    4,500             289
Johnson & Johnson                                         18,745           1,252
Thermo Fisher Scientific, Inc. *                          39,500           1,890
Varian, Inc. *                                            11,020             590
                                                                     -----------
                                                                           4,493
RETAILING 5.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          12,900           1,026
Bed, Bath & Beyond, Inc. *                                 9,700             409
Best Buy Co., Inc.                                        14,900             751
Coldwater Creek, Inc. *                                   24,000             448
Federated Department Stores, Inc.                         14,496             601
J.C. Penney Co., Inc.                                      4,400             358
Staples, Inc.                                             21,400             550
Target Corp.                                              22,900           1,405
The Gap, Inc.                                             23,000             441
Tiffany & Co.                                             37,000           1,453
                                                                     -----------
                                                                           7,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.0%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                      23,300             763
Applied Materials, Inc.                                   22,500             399
Broadcom Corp., Class A *                                 20,150             643
Intel Corp.                                               78,000           1,635
International Rectifier Corp. *                           11,900             497
KLA-Tencor Corp.                                           8,800             433
LSI Logic Corp. *                                         52,900             497
Maxim Integrated Products, Inc.                           13,100             404
MEMC Electronic Materials, Inc. *                         47,059           2,466
Microchip Technology, Inc.                                14,700             511
Micron Technology, Inc. *                                 37,400             484
National Semiconductor Corp.                              72,625           1,680
Teradyne, Inc. *                                          43,850             653
Verigy Ltd. *                                             20,137             369
                                                                     -----------
                                                                          11,434
SOFTWARE & SERVICES 4.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     15,700             610
BearingPoint, Inc. *                                     115,420             925
Google, Inc., Class A *                                    4,106           2,058
Microsoft Corp.                                           48,800           1,506
Oracle Corp. *                                            61,300           1,052
                                                                     -----------
                                                                           6,151
TECHNOLOGY HARDWARE & EQUIPMENT 8.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            32,800             529
Comverse Technology, Inc. *                               18,507             358
Corning, Inc. *                                           35,400             738
Dell, Inc. *                                             112,500           2,728
Diebold, Inc.                                             12,280             569
Hewlett-Packard Co.                                       46,600           2,017
Motorola, Inc.                                            79,300           1,574
NCR Corp. *                                               16,000             758
Nokia Oyj-ADR                                             15,100             334
QUALCOMM, Inc.                                            20,700             780
Sun Microsystems, Inc. *                                 105,700             702
Tektronix, Inc.                                           15,563             440
Vishay Intertechnology, Inc. *                            41,500             545
Xerox Corp. *                                             39,200             674
                                                                     -----------
                                                                          12,746
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           26,800           1,067
Level 3 Communications, Inc. *                           181,000           1,124
NII Holdings, Inc. *                                      14,956           1,104
Sprint Nextel Corp.                                       64,300           1,147
                                                                     -----------
                                                                           4,442
TRANSPORTATION 2.7%
--------------------------------------------------------------------------------
Hertz Global Holdings, Inc. *                             87,250           1,625
JetBlue Airways Corp. *                                   61,300             838
Union Pacific Corp.                                       14,000           1,414
                                                                     -----------
                                                                           3,877

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
UTILITIES 1.2%
--------------------------------------------------------------------------------
Entergy Corp.                                             11,500           1,068
TXU Corp.                                                 11,100             600
                                                                     -----------
                                                                           1,668
                                                                     -----------
TOTAL COMMON STOCK
(COST $102,096)                                                          129,641

FOREIGN COMMON STOCK 5.4% OF NET ASSETS

FRANCE 1.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.7%
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                       15,700           1,032

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Sanofi-Aventis-ADR                                        12,100             534
                                                                     -----------
                                                                           1,566
HONG KONG 1.3%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
HSBC Holdings plc                                         45,900             836

TELECOMMUNICATION SERVICES 0.7%
--------------------------------------------------------------------------------
China Mobile Ltd.                                        107,800             988
                                                                     -----------
                                                                           1,824
ISRAEL 0.8%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR                 30,900           1,084

JAPAN 0.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd. - ADR                                8,100             318

NETHERLANDS 0.4%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ASML Holding N.V. - Reg'd *                               20,400             521

SWITZERLAND 0.4%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
UBS AG - Reg'd                                            10,200             643

TAIWAN 0.8%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------

Chunghwa Telecom Co., Ltd. - ADR                          53,894           1,116

UNITED KINGDOM 0.4%
--------------------------------------------------------------------------------

INSURANCE 0.4%
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                15,200             621
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $7,148)                                                              7,693

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 4.1% OF NET ASSETS

REPURCHASE AGREEMENTS 4.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/07, due
   02/01/07 at 5%, with a maturity value of $5,941
   (fully collateralized by Federal Home Loan
   Mortgage Corporation with a value of $6,082).           5,940           5,940
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $5,940)                                                              5,940

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $116,023 and the unrealized appreciation and depreciation were $28,400 and ($1,149), respectively, with a net unrealized appreciation of $27,251.

*  Non-income producing security.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB VIEWPOINTS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  53.5%  COMMON STOCK                                   67,944           80,533
  17.3%  FOREIGN COMMON STOCK                           24,148           25,961
   8.1%  U.S. GOVERNMENT SECURITIES                     12,287           12,230
   0.5%  FOREIGN GOVERNMENT                                616              710
         SECURITIES
   1.4%  CORPORATE BONDS                                 2,145            2,158
   0.6%  MUNICIPAL BONDS                                   705              813
   0.5%  ASSET-BACKED OBLIGATIONS                          684              684
  23.2%  MORTGAGE-BACKED SECURITIES                     35,301           34,958
   0.5%  NON-AGENCY MORTGAGE-BACKED                        797              793
         SECURITIES
   4.5%  SHORT-TERM INVESTMENTS                          6,742            6,742
   0.1%  OPTIONS                                           201              190
--------------------------------------------------------------------------------
 110.2%  TOTAL INVESTMENTS                             151,570          165,772
(10.6)%  SHORT SALES                                   (16,070)         (15,933)
     -%  OPTIONS WRITTEN                                   (37)             (61)
   0.4%  OTHER ASSETS AND
         LIABILITIES                                                        665
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     150,443

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 53.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
General Motors Corp. (a)                                   5,800             191
Honda Motor Co., Ltd. - ADR (a)                            6,900             271
Standard Motor Products, Inc.                                500               8
Winnebago Industries, Inc. (a)                             5,110             171
                                                                     -----------
                                                                             641
BANKS 0.6%
--------------------------------------------------------------------------------
BancFirst Corp. (a)                                          400              20
BancorpSouth, Inc. (a)                                       480              12
Bank of Hawaii Corp. (a)                                   3,170             166
Comerica, Inc. (a)                                           900              53
Fannie Mae (a)                                            11,600             656
First Financial Holdings Inc                                 200               7
KeyCorp (a)                                                1,250              48
WesBanco, Inc.                                               200               6
                                                                     -----------
                                                                             968
CAPITAL GOODS 2.7%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                    3,710             215
American Woodmark Corp. (a)                                1,730              78
Belden CDT, Inc. (a)                                       4,230             183
Crane Co. (a)                                              4,390             170
Danaher Corp. (a)                                          7,700             570
EMCOR Group, Inc. (a)*                                     5,880             338
Emerson Electric Co. (a)                                   1,130              51
Foster Wheeler Ltd. *                                        100               5
Honeywell International, Inc. (a)                         12,200             557
Lockheed Martin Corp. (a)                                  2,900             282
Orbital Sciences Corp. (a)*                                2,900              50
Raytheon Co. (a)                                           3,630             188
Robbins & Myers, Inc. (a)                                  2,430             106
Teleflex, Inc. (a)                                         5,130             343
The Boeing Co. (a)                                         4,050             363
Thomas & Betts Corp. (a)*                                  2,720             130
Tyco International Ltd. (a)                               12,300             392
Valmont Industries, Inc. (a)                               1,150              64
                                                                     -----------
                                                                           4,085
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                         700              18
Administaff, Inc. (a)                                      1,470              60
CBIZ, Inc. (a)*                                            3,820              26
Ennis, Inc.                                                  190               5
Equifax, Inc. (a)                                            280              12
Heidrick & Struggles International, Inc. (a)*              2,960             129
IKON Office Solutions, Inc. (a)                           12,590             187
Spherion Corp. (a)*                                        3,400              28
Steelcase, Inc., Class A (a)                               1,030              20
Viad Corp. (a)                                             2,010              84
Waste Management, Inc. (a)                                 8,500             323
                                                                     -----------
                                                                             892
CONSUMER DURABLES & APPAREL 1.9%
--------------------------------------------------------------------------------
Blyth, Inc. (a)                                            8,890             185
Coach, Inc. (a)*                                          12,320             565
Hasbro, Inc. (a)                                           2,100              60
Kellwood Co. (a)                                          10,570             347
Mattel, Inc. (a)                                          20,600             502
Newell Rubbermaid, Inc. (a)                                3,150              93
NIKE, Inc., Class B (a)                                    3,000             296
Phillips-Van Heusen Corp. (a)                              2,930             161
Sony Corp. (a)                                            14,000             649
                                                                     -----------
                                                                           2,858
CONSUMER SERVICES 1.1%
--------------------------------------------------------------------------------
Career Education Corp. (a)*                                2,040              59
CPI Corp. (a)                                              1,180              64
DeVry, Inc. (a)                                            6,260             176
IHOP Corp. (a)                                             2,200             117
Service Corp. International                                  470               5
Starwood Hotels & Resorts Worldwide, Inc. (a)              6,200             388
Wynn Resorts, Ltd. (a)*                                    7,100             793
                                                                     -----------
                                                                           1,602

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
DIVERSIFIED FINANCIALS 5.0%
--------------------------------------------------------------------------------
American Capital Strategies
  Ltd. (a)                                                14,200             691
American Express Co. (a)                                  21,830           1,271
AmeriCredit Corp. (a)*                                       360              10
Ameriprise Financial, Inc.                                 2,100             124
Capital One Financial Corp. (a)                           13,400           1,077
Chicago Mercantile Exchange Holdings, Inc.,
   Class A (a)                                               956             538
Franklin Resources, Inc. (a)                               2,460             293
Goldman Sachs Group, Inc.                                  4,270             906
Investment Technology Group, Inc. (a)*                     2,720             119
JPMorgan Chase & Co. (a)                                  24,640           1,255
Mellon Financial Corp. (a)                                 3,500             149
Merrill Lynch & Co., Inc. (a)                             10,300             964
Moody's Corp. (a)                                            220              16
Northern Trust Corp. (a)                                     150               9
SWS Group, Inc. (a)                                        1,630              41
                                                                     -----------
                                                                           7,463
ENERGY 1.7%
--------------------------------------------------------------------------------
Chevron Corp. (a)                                         10,300             751
ConocoPhillips (a)                                         9,900             657
Exxon Mobil Corp. (a)                                      4,240             314
Holly Corp. (a)                                              650              34
OMI Corp. (a)                                              4,340              96
Parker Drilling Co. (a)*                                  21,360             198
Seacor Holdings, Inc. (a)*                                   900              91
USEC, Inc. (a)*                                            2,560              35
Valero Energy Corp. (a)                                    7,005             380
                                                                     -----------
                                                                           2,556
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Costco Wholesale Corp. (a)                                 4,902             275
CVS Corp. (a)                                             21,200             713
Sysco Corp. (a)                                           11,300             391
                                                                     -----------
                                                                           1,379
FOOD, BEVERAGE & TOBACCO 1.1%
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                        4,990             128
General Mills, Inc. (a)                                    2,320             133
Kraft Foods, Inc., Class A (a)                            20,600             720
Reynolds American, Inc. (a)                                  300              19
The Coca-Cola Co. (a)                                      2,990             143
The Hershey Co. (a)                                       10,100             516
                                                                     -----------
                                                                           1,659
HEALTH CARE EQUIPMENT & SERVICES 6.3%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                           14,215             599
Alcon, Inc. (a)                                            4,100             483
AMERIGROUP Corp. (a)*                                      3,050             111
AmerisourceBergen Corp. (a)                                1,345              70
Baxter International, Inc. (a)                             8,200             407
Becton Dickinson & Co. (a)                                   770              59
Boston Scientific Corp. (a)*                              70,002           1,292
Caremark Rx, Inc. (a)                                      7,000             429
CIGNA Corp. (a)                                            7,120             943
CorVel Corp. (a)*                                          4,475             211
Humana, Inc. (a)*                                         14,865             825
Magellan Health Services,
  Inc. (a)*                                                7,600             310
McKesson Corp. (a)                                        22,340           1,245
MedCath Corp. (a)*                                         6,450             185
Medco Health Solutions, Inc. (a)*                          6,000             355
Mentor Corp. (a)                                           2,560             130
Molina Healthcare, Inc. (a)*                                 450              14
Sierra Health Services, Inc. (a)*                          7,030             283
St. Jude Medical, Inc. (a)*                               12,700             543
Tenet Healthcare Corp. (a)*                              124,400             878
WellPoint, Inc. (a)*                                         330              26
                                                                     -----------
                                                                           9,398
HOUSEHOLD & PERSONAL PRODUCTS 2.1%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                   17,000             585
Kimberly-Clark Corp. (a)                                   9,200             639
NBTY, Inc. (a)*                                           27,080           1,404
Procter & Gamble Co. (a)                                   8,100             525
                                                                     -----------
                                                                           3,153
INSURANCE 2.7%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                         240              86
American Financial Group, Inc. (a)                         4,700             166
American International Group,
  Inc. (a)                                                 7,200             493
American Physicians Capital,
  Inc. (a)*                                                1,945              75
Argonaut Group, Inc. (a)*                                  2,980             100
CNA Surety Corp. (a)*                                        120               3
Delphi Financial Group, Inc., Class A (a)                  2,580             102
FBL Financial Group, Inc.,
  Class A (a)                                              1,020              40
FPIC Insurance Group, Inc. (a)*                              200               9
Genworth Financial, Inc.,
  Class A (a)                                                510              18
Great American Financial Resources, Inc. (a)                 280               6
Harleysville Group, Inc. (a)                               1,720              58
Lincoln National Corp. (a)                                   640              43
Loews Corp. (a)                                            1,760              76
MetLife, Inc. (a)                                         13,900             863
National Interstate Corp. (a)                                100               3
Nationwide Financial Services, Inc., Class A (a)             430              24
Philadelphia Consolidated Holding Corp. (a)*               1,880              85
Principal Financial Group, Inc. (a)                        3,010             185
Protective Life Corp. (a)                                    330              16
Prudential Financial, Inc. (a)                               480              43
Safety Insurance Group, Inc. (a)                           2,840             139
Selective Insurance Group,
  Inc. (a)                                                   840              43
StanCorp Financial Group, Inc. (a)                           120               6
State Auto Financial Corp. (a)                               900              29
The Chubb Corp. (a)                                       12,310             641
The St. Paul Travelers Cos.,
  Inc. (a)                                                13,500             686
W. R. Berkley Corp. (a)                                      950              31
                                                                     -----------
                                                                           4,069

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
MATERIALS 2.1%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                                4,040              85
Albemarle Corp.                                              150              12
Carpenter Technology Corp. (a)                               540              63
FMC Corp. (a)                                                420              33
Greif, Inc., Class A (a)                                   3,080             352
H.B. Fuller Co. (a)                                        7,500             194
Hercules, Inc. (a)*                                        4,850              95
International Paper Co. (a)                                1,975              67
Louisiana-Pacific Corp. (a)                                7,600             174
MeadWestvaco Corp. (a)                                    19,200             579
Monsanto Co. (a)                                          11,400             628
Nucor Corp. (a)                                            1,290              83
OM Group, Inc. (a)*                                        1,360              66
Packaging Corp. of America (a)                               480              11
Pactiv Corp. (a)*                                          1,520              49
Phelps Dodge Corp. (a)                                       320              39
Rohm & Haas Co. (a)                                        2,245             117
Sonoco Products Co. (a)                                    1,190              46
Spartech Corp. (a)                                         5,210             146
Temple-Inland, Inc. (a)                                      360              18
The Lubrizol Corp. (a)                                       850              44
United States Steel Corp. (a)                              3,400             284
                                                                     -----------
                                                                           3,185
MEDIA 2.6%
--------------------------------------------------------------------------------
CBS Corp., Class B (a)                                     5,110             159
Clear Channel Communications, Inc. (a)                    16,300             592
Comcast Corp. (a)*                                        24,200           1,052
Comcast Corp., Class A (a)*                               10,500             465
Gemstar -- TV Guide International, Inc. *                    500               2
LodgeNet Entertainment
  Corp. (a)*                                                 600              16
Omnicom Group, Inc. (a)                                    1,415             149
Readers Digest Association, Inc., Class A (a)             22,000             372
Sinclair Broadcast Group, Inc., Class A (a)               11,010             130
The Interpublic Group of Cos.,
  Inc. (a)*                                               15,300             201
The McGraw-Hill Cos., Inc. (a)                             1,710             115
Time Warner, Inc. (a)                                     33,200             726
                                                                     -----------
                                                                           3,979
PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                        7,500             397
Alpharma, Inc., Class A                                      900              25
Applied Biosystems Group - Applera Corp. (a)               3,280             114
Bio-Rad Laboratories, Inc.,
  Class A (a)*                                             1,010              87
Biogen Idec, Inc. (a)*                                    40,940           1,979
Gilead Sciences, Inc. *                                    3,880             250
Incyte Corp. *                                               600               4
Johnson & Johnson (a)                                        580              39
King Pharmaceuticals, Inc. (a)*                            3,530              63
Merck & Co., Inc. (a)                                      5,040             225
Millennium Pharmaceuticals,
  Inc. (a)*                                               40,500             450
Pfizer, Inc. (a)                                          31,620             830
Regeneron Pharmaceuticals,
  Inc. *                                                   4,960              99
Sanofi-Aventis-ADR                                        10,300             454
Schering-Plough Corp.                                      2,840              71
SuperGen, Inc. (a)*                                        1,200               6
The Medicines Co. *                                        1,140              35
Watson Pharmaceuticals, Inc. (a)*                         14,000             381
Wyeth (a)                                                 10,500             519
                                                                     -----------
                                                                           6,028
RETAILING 2.3%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc. (a)                        1,280              42
Bed, Bath & Beyond, Inc. (a)*                              8,300             350
Best Buy Co., Inc. (a)                                    12,700             640
Blockbuster, Inc., Class A (a)*                            3,300              21
Charlotte Russe Holding, Inc. *                              830              25
Federated Department Stores, Inc. (a)                      7,400             307
FTD Group, Inc. (a)*                                       2,390              44
J.C. Penney Co., Inc. (a)                                  4,720             384
Nordstrom, Inc. (a)                                        1,290              72
Office Depot, Inc. (a)*                                   11,200             419
Payless Shoesource, Inc. (a)*                              8,130             276
Staples, Inc. (a)                                         18,200             468
The Gymboree Corp. (a)*                                      830              36
The Men's Wearhouse, Inc. (a)                              6,150             264
The Wet Seal, Inc., Class A (a)*                           6,170              40
                                                                     -----------
                                                                           3,388
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Advanced Energy Industries,
  Inc. (a)*                                                3,010              52
Applied Materials, Inc. (a)                               19,200             340
Broadcom Corp., Class A (a)*                              17,150             547
Credence Systems Corp. (a)*                               16,540              81
Fairchild Semiconductor International, Inc. (a)*           2,420              43
Intel Corp. (a)                                           35,700             748
Intersil Corp., Class A (a)                                4,900             115
MEMC Electronic Materials,
  Inc. (a)*                                               20,700           1,085
Microchip Technology, Inc. (a)                            12,500             435
MKS Instruments, Inc. (a)*                                 1,890              41
Silicon Storage Technology, Inc. *                         2,300              12
                                                                     -----------
                                                                           3,499
SOFTWARE & SERVICES 3.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)*                                  13,400             521
Ariba, Inc. (a)*                                             740               7
Aspen Technology, Inc. (a)*                                1,040              11
Autodesk, Inc. (a)*                                        1,030              45
BMC Software, Inc. (a)*                                   32,260           1,109
Captaris, Inc. *                                             540               5
Covansys Corp. (a)*                                        2,480              56

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
CSG Systems International,
  Inc. (a)*                                               52,110           1,307
Electronic Data Systems Corp. (a)                         19,970             525
Forrester Research, Inc. (a)*                              3,250              91
Global Payments, Inc. (a)                                  4,480             169
Google, Inc., Class A (a)*                                 2,026           1,016
Hyperion Solutions Corp. (a)*                                740              31
i2 Technologies, Inc. (a)*                                   510              12
Interwoven, Inc. (a)*                                      2,330              37
Intuit, Inc. *                                               990              31
Lightbridge, Inc. (a)*                                     5,400              87
McAfee, Inc. (a)*                                            730              21
Micros Systems, Inc. (a)*                                    170              10
SonicWALL, Inc. (a)*                                       5,280              44
SPSS, Inc. (a)*                                              950              29
Sybase, Inc. (a)*                                          7,180             186
Sykes Enterprises, Inc. (a)*                              10,060             147
Synopsys, Inc. (a)*                                        5,800             154
TIBCO Software, Inc. *                                     9,280              86
Total System Services, Inc.                                  610              19
Tyler Technologies, Inc. (a)*                                210               3
Websense, Inc. (a)*                                          450              10
                                                                     -----------
                                                                           5,769
TECHNOLOGY HARDWARE & EQUIPMENT 6.1%
--------------------------------------------------------------------------------
Alcatel-Lucent, ADR (a)                                   41,265             536
Avaya, Inc. (a)*                                           1,860              24
C-COR, Inc. (a)*                                           9,550             131
Coherent, Inc. *                                           4,800             148
Corning, Inc. (a)*                                        30,100             627
Emulex Corp. (a)*                                         11,060             196
Hewlett-Packard Co. (a)                                   59,820           2,589
Imation Corp. (a)                                          4,920             214
International Business Machines Corp. (a)                 11,740           1,164
Lexmark International, Inc.,
  Class A (a)*                                               360              23
MTS Systems Corp.                                            200               8
National Instruments Corp. (a)                               610              18
NCR Corp. (a)*                                            14,315             678
Nokia Oyj, ADR                                            12,800             283
QUALCOMM, Inc. (a)                                        17,600             663
Solectron Corp. (a)*                                     110,640             360
Staktek Holdings, Inc. (a)*                                2,860              14
Sun Microsystems, Inc. (a)*                              125,080             830
UTStarcom, Inc. (a)*                                      11,510             102
Xerox Corp. (a)*                                          37,120             638
                                                                     -----------
                                                                           9,246
TELECOMMUNICATION SERVICES 1.4%
--------------------------------------------------------------------------------
AT&T Corp. (a)                                            25,400             956
Citizens Communications Co. (a)                            7,645             112
CT Communications, Inc. (a)                                2,020              49
Qwest Communications International, Inc. (a)*            112,740             919
Verizon Communications, Inc.                                 110               4
                                                                     -----------
                                                                           2,040
TRANSPORTATION 0.9%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                               700              26
Con-way, Inc. (a)                                          4,600             229
Continental Airlines, Inc.,
  Class B (a)*                                             1,750              72
CSX Corp. (a)                                             26,600             979
Hub Group, Inc., Class A (a)*                              1,540              46
Swift Transportation Co., Inc. *                             200               6
                                                                     -----------
                                                                           1,358
UTILITIES 0.9%
--------------------------------------------------------------------------------
Allete, Inc. (a)                                           1,990              96
American Electric Power Co.,
  Inc. (a)                                                13,600             592
Edison International (a)                                   1,210              54
FirstEnergy Corp. (a)                                        500              30
The AES Corp. (a)*                                         1,570              32
TXU Corp. (a)                                              9,500             514
                                                                     -----------
                                                                           1,318
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $67,944)                                                            80,533

FOREIGN COMMON STOCK 17.3% OF NET ASSETS

AUSTRALIA 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
Australia and New Zealand Banking Group Ltd.              13,900             315

FRANCE 1.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Compagnie Generale des Etablissements Michelin,
  Class B                                                  1,300             119

BANKS 0.1%
BNP Paribas                                                1,900             213

MEDIA 1.1%
Publicis Groupe                                           13,800             595
Vivendi Universal S.A.                                     12,600             520
Societe Television Francaise 1                            13,900             472
                                                                     -----------
                                                                           1,587

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Sanofi-Aventis                                             2,400             212
                                                                     -----------
                                                                           2,131
GERMANY 2.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.2%
DaimlerChrysler AG - Reg'd                                16,800           1,048
Bayerische Motoren Werke (BMW) AG                         11,800             723
                                                                     -----------
                                                                           1,771
FOOD & STAPLES RETAILING 0.2%
Metro AG                                                   4,500             309

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Henkel KGaA                                                2,000             279

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
INSURANCE 0.4%
Hannover Rueckversicherung AG *                           13,100             586
                                                                     -----------
                                                                           2,945
HONG KONG 0.1%
--------------------------------------------------------------------------------
RETAILING 0.1%
Giordano International Ltd.                              330,000             179

IRELAND 0.3%
--------------------------------------------------------------------------------
BANKS 0.3%
Bank of Ireland                                           20,100             451

JAPAN 2.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Honda Motor Co., Ltd.                                      6,600             259

DIVERSIFIED FINANCIALS 1.0%
Daiwa Securities Group, Inc.                              70,200             864
Nikko Cordial Corp.                                       62,700             618
                                                                           1,482

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Uni-Charm Corp.                                            4,900             266

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Takeda Pharmaceutical Co., Ltd.                            4,900             321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
Rohm Co., Ltd.                                             7,700             701

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Omron Corp.                                                6,000             162

TELECOMMUNICATION SERVICES 0.3%
NTT DoCoMo, Inc.                                             290             441
                                                                     -----------
                                                                           3,632
MEXICO 0.1%
--------------------------------------------------------------------------------
MEDIA 0.1%
Grupo Televisa SA de CV,
  ADR (a)                                                  7,000             206

NETHERLANDS 0.5%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.4%
Koninklijke (Royal) Philips Electronics N.V.              12,500             488

MATERIALS 0.1%
Akzo Nobel N.V.                                            2,900             183
                                                                     -----------
                                                                             671
REPUBLIC OF KOREA 0.7%
--------------------------------------------------------------------------------
BANKS 0.2%
Kookmin Bank                                               2,900             231

TELECOMMUNICATION SERVICES 0.5%
SK Telecom Co., Ltd.                                       3,900             832
                                                                     -----------
                                                                           1,063
SINGAPORE 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
United Overseas Bank Ltd.                                 22,300             275

SPAIN 0.4%
--------------------------------------------------------------------------------
MEDIA 0.4%
Gestevision Telecinco S.A                                 22,500             611

SWITZERLAND 3.5%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.5%
Adecco S.A. - Reg'd                                       11,200             722

CONSUMER DURABLES & APPAREL 0.2%
Swatch Group AG                                            1,200             285

DIVERSIFIED FINANCIALS 1.5%
Credit Suisse Group - Reg'd                               12,100             858
UBS AG - Reg'd                                            14,900             937
UBS AG - Reg                                               8,700             548
                                                                     -----------
                                                                           2,343
FOOD, BEVERAGE & TOBACCO 0.4%
Nestle S.A. - Reg'd                                        1,720             632

MATERIALS 0.3%
Syngenta AG - Reg'd *                                        500              93
Givaudan S.A. - Reg'd                                        410             371
                                                                     -----------
                                                                             464
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
Novartis AG - Reg'd                                       14,800             853
                                                                     -----------
                                                                           5,299
UNITED KINGDOM 5.5%
--------------------------------------------------------------------------------
BANKS 0.9%
Lloyds TSB Group plc                                      57,800             664
HSBC Holdings Plc                                         40,000             729
                                                                           1,393
CAPITAL GOODS 0.1%
Enodis plc                                                40,300             171

CONSUMER SERVICES 0.4%
Compass Group plc                                         96,800             578

DIVERSIFIED FINANCIALS 0.4%
Schroders plc                                             24,455             527

FOOD, BEVERAGE & TOBACCO 1.0%
Diageo plc                                                41,800             816
Cadbury Schweppes plc                                     53,900             611
                                                                     -----------
                                                                           1,427

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
INSURANCE 0.1%
Willis Group Holdings Ltd. (a)                             3,300             135

MEDIA 1.3%
British Sky Broadcasting Group plc                        96,000           1,036
Johnston Press plc                                        71,300             542
Trinity Mirror plc                                        37,800             356
                                                                     -----------
                                                                           1,934
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
GlaxoSmithKline plc                                       36,100             975

RETAILING 0.5%
Signet Group plc                                         299,800             706

TELECOMMUNICATION SERVICES 0.2%
Vodafone Group plc                                       115,100             337
                                                                     -----------
                                                                           8,183
                                                                     -----------
TOTAL FOREIGN COMMON STOCK                                                25,961
(COST $24,148)

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITIES 8.1% OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Bond
   4.50%, 11/15/15 (a)                                       100              98
   5.25%, 02/15/29 (a)                                       400             413
   8.13%, 08/15/19 (a)                                       100             129
U.S. Treasury Inflation Protected Security
   2.00%, 07/15/14 (a)                                       535             520
   2.00%, 01/15/26 (a)                                       305             286
   2.38%, 04/15/11 (a)                                       203             203
   2.50%, 07/15/16 (a)                                       599             604
U.S. Treasury Note
   3.63%, 01/15/10 (a)                                       100              97
   3.75%, 05/15/08 (a)                                       400             394
   4.00%, 06/15/09 (a)                                     2,000           1,961
   4.00%, 02/15/15 (a)                                       500             473
   4.38%, 01/31/08 (a)                                       300             298
   4.38%, 11/15/08 (a)                                       100              99
   4.50%, 11/15/10 (a)                                     1,000             989
   4.63%, 11/15/16 (a)                                       100              98
   4.75%, 03/31/11 (a)                                       600             599
   4.88%, 04/30/11 (a)                                     1,100           1,102
   4.88%, 07/31/11 (a)                                     1,000           1,003
   4.88%, 08/15/16 (a)                                     1,000           1,003
   5.13%, 05/15/16 (a)                                       300             306
U.S. Treasury Notes
   3.88%, 09/15/10 (a)                                       900             872
   4.00%, 04/15/10 (a)                                       700             683
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $12,287)                                                            12,230

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
FOREIGN GOVERNMENT SECURITIES 0.5% OF NET ASSETS
Government of United Kingdom
  4.25%, 03/07/11                                            200             378
Panama Government International Bond
  6.70%, 01/26/36 (a)                                        326             332
                                                                     -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $616)                                                                  710

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
CORPORATE BONDS 1.4% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.
  9.38%, 02/15/07 (a)                                        200             200
DaimlerChrysler NA Holding Corp.
  5.75%, 09/08/11 (a)                                        100             100
El Paso Corp.
  7.80%, 08/01/31 (a)                                        100             107
Verizon Communications, Inc.
  5.55%, 02/15/16 (a)                                        100              99
                                                                     -----------
                                                                             506
VARIABLE-RATE OBLIGATIONS 1.1%
--------------------------------------------------------------------------------
BellSouth Corp
  5.47%, 02/15/07 (a)(b)                                     200             200
ConocoPhillips Australia Funding Co.
  5.46%, 04/10/07 (a)(b)                                     600             601
DaimlerChrysler NA Holding Corp.
  5.60%, 03/07/07 (a)(b)                                     400             400
HSBC Bank USA
  5.44%, 03/21/07 (a)(b)                                     250             250
Transocean, Inc.
  5.57%, 03/05/07 (a)(b)                                     200             201
                                                                     -----------
                                                                           1,652
                                                                     -----------
TOTAL CORPORATE BONDS                                                      2,158
(COST $2,145)

MUNICIPAL BONDS 0.6% OF NET ASSETS
--------------------------------------------------------------------------------

REVENUE BONDS 0.6%
--------------------------------------------------------------------------------
Golden State, California Securitization Corp.
  Revenue Bond, Series 2003-A-1
  6.25%, 06/01/33 (a)                                        250             279
Tobacco Settlement Financing Corp. of Rhode
  Island Revenue Bond, Series 2002A
  6.25%, 06/01/42 (a)                                        500             534
                                                                     -----------
                                                                             813
                                                                     -----------
TOTAL MUNICIPAL BONDS                                                        813
(COST $705)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
ASSET-BACKED OBLIGATIONS 0.5% OF NET ASSETS
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Series
  2006-1 Class A2
  5.10%, 09/18/08 (a)                                        311             311
Nissan Auto Receivables Owner Trust, Series
  2001-B Class A2
  5.18%, 08/15/08 (a)(b)                                     373             373
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $684)                                                                  684

MORTGAGE-BACKED SECURITIES 23.2% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------

VARIABLE-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Freddie Mac Structured Series T-61 Class 1A1
  6.23%, 02/25/07 (a)(b)                                     538             541

U.S. GOVERNMENT AGENCY MORTGAGES 22.9%
--------------------------------------------------------------------------------
Fannie Mae
  4.00%, 07/01/18 (a)                                        740             694
  4.00%, 11/01/18 (a)                                        792             743
  4.00%, 01/01/19 (a)                                         18              16
  4.00%, 04/01/19 (a)                                         17              16
  4.00%, 06/01/19 (a)                                        133             124
  4.00%, 06/01/19 (a)                                        128             120
  4.00%, 02/01/20 (a)                                        462             433
  4.00%, 03/01/20 (a)                                        158             148
  4.50%, 08/01/33 (a)                                        206             192
  4.50%, 05/01/35 (a)                                        438             409
  4.50%, 09/01/35 (a)                                        922             859
  4.50%, 09/01/35 (a)                                        969             902
  4.50%, 10/01/35 (a)                                         94              88
  5.00%, 02/01/36 (a)                                      2,952           2,836
  5.50%, 02/01/34 (a)                                        678             669
  5.50%, 04/01/34 (a)                                        293             289
  5.50%, 09/01/34 (a)                                      4,014           3,956
  5.50%, 11/01/34 (a)                                      2,318           2,285
  5.50%, 02/01/35 (a)                                      1,603           1,581
  5.50%, 02/01/35 (a)                                        767             756
  5.50%, 02/01/35 (a)                                        338             332
  5.50%, 04/01/35 (a)                                      1,706           1,680
  5.50%, 05/01/35 (a)                                        625             615
  5.50%, 06/01/35 (a)                                         89              87
  5.50%, 09/01/35 (a)                                        437             431
  5.50%, 04/01/36 (a)                                        963             947
  5.50%, 07/01/36 (a)                                        987             971
  6.00%, 04/01/16 (a)                                         24              25
  6.00%, 03/01/18 (a)                                         17              17
  7.10%, 09/01/31 (b)                                         15              16
Fannie Mae TBA
  5.00%, 12/01/99                                          1,000             957
  5.50%, 12/01/99                                          8,000           7,868
  6.50%, 12/01/99                                          2,000           2,034
Freddie Mac
  6.00%, 09/01/22 (a)                                        164             165
Freddie Mac ARM
  4.40%, 09/01/35 (a)(b)                                     148             146
Ginnie Mae TBA
  6.00%, 12/01/99                                          1,000           1,010
                                                                     -----------
                                                                          34,417
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES                                          34,958
(COST $35,301)

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series
  2004-2 Class 5A1
  6.50%, 10/25/31 (a)                                         81              82
Residential Funding Mortgage Security I
  Series-S9 Class A1
  6.50%, 03/25/32 (a)                                         48              49
                                                                     -----------
                                                                             131
VARIABLE-RATE OBLIGATIONS 0.4%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2002-11 Class 1A1
  5.63%, 02/25/07 (a)(b)                                      65              64
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2005-4 Class 23A2
  5.39%, 02/01/07 (a)(b)                                     120             119
Quest Trust, 144A Series 2004-X2 Class A1
  5.88%, 02/25/07 (a)(b)(c)                                   14              14
Washington Mutual Series 2003-R1 Class A1
  5.59%, 02/25/07 (a)(b)                                     464             465
                                                                     -----------
                                                                             662
                                                                     -----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES                                  793
(COST $797)

SHORT-TERM INVESTMENTS 4.5% OF NET ASSETS

REPURCHASE AGREEMENTS 4.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/07, due
  02/01/07 at 5.0%, with a maturity value of
  $5,122 (fully collateralized by Federal Home
  Loan Bank and Federal Home Loan Mortgage
  Corp. with a value of $3,085 and $2,220
  respectively.)
                                                           5,121           5,121
U.S. Treasury, dated 01/31/07, due 02/01/07 at
  5.15% with a maturity value of $1,000 (fully
  collateralized by U.S. Treasury Bond with a
  value of $1,039.)
                                                           1,000           1,000
                                                                     -----------
                                                                           6,121

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.4%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.94%, 03/15/07 (a)                                        50              50
  4.92%, 03/15/07 (a)                                       170             169
  4.93%, 03/15/07 (a)                                       195             194
  4.95%, 03/15/07 (a)                                        50              49
  5.01%, 03/15/07 (a)                                       160             159
                                                                     -----------
                                                                             621
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS                                               6,742
(COST $6,742)

                                                      NUMBER OF         VALUE
SECURITY                                              CONTRACTS      ($ X 1,000)
OPTIONS 0.1% OF NET ASSETS

CALL OPTIONS 0.1%
--------------------------------------------------------------------------------
3 Month LIBOR Swap Call, Strike Price 5.00,
   Expires 02/01/08                                        2,100               8
3 Month LIBOR Swap Call, Strike Price 5.04,
   Expires 09/17/07                                          800               2
3 Month LIBOR Swap Call, Strike Price 5.20,
   Expires 01/25/10                                        9,200              73
3 Month LIBOR Swap Call, Strike Price 5.25,
   Expires 06/07/07                                        2,000               6
3 Month LIBOR Swap Call, Strike Price 5.37,
   Expires 07/02/07                                        1,600               7
3 Month LIBOR Swap Call, Strike Price 5.50,
   Expires 06/30/07                                        2,000              12
                                                                     -----------
                                                                             108
PUT OPTIONS 0.1%
--------------------------------------------------------------------------------
90 Day Euro Dollar Futures, Strike Price 5.2,
   Expires 01/25/10                                        9,200              82
90 Day Euro Dollar Futures, Strike Price 91.25,
   Expires 12/17/07                                           25              --
90 Day Euro Dollar Futures, Strike Price 92.00,
   Expires 03/19/07                                           50              --
                                                                     -----------
                                                                              82
                                                                     -----------
TOTAL OPTIONS
(COST $201)                                                                  190

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $152,351, and the unrealized appreciation and depreciation were $15,640 and ($2,219), respectively, with a net appreciation of $13,421.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written.
(b) Variable-rate security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14 or 0.0% of net assets.

ADR -- American Depositary Receipt

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT SALES 10.6% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 7.8%
--------------------------------------------------------------------------------
Fannie Mae TBA
  5.50%, 12/01/99                                         11,950          11,756

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT AGENCY SECURITIES 2.8%
--------------------------------------------------------------------------------
U.S. Treasury Note
  4.38%, 05/15/07                                            500             499
U.S. Treasury Note
  3.63%, 05/15/13                                            700             656
U.S. Treasury Note
  0.01%, 05/15/14                                            900             896
U.S. Treasury Note
  4.13%, 05/15/15                                          1,800           1,715
U.S. Treasury Note
  6.00%, 08/15/09                                            400             411
                                                                     -----------
                                                                           4,177
                                                                     -----------
TOTAL SHORT SALES                                                         15,933
(COST $16,070)

                                                      NUMBER OF         VALUE
SECURITY                                              CONTRACTS      ($ X 1,000)
OPTIONS WRITTEN 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Swap Call, Strike Price 5.10,
   Expires 02/01/08                                          900               8
3 Month LIBOR Swap Call, Strike Price 5.34,
   Expires 06/07/07                                        1,000               9
3 Month LIBOR Swap Call, Strike Price 5.50,
   Expires 07/02/07                                          500               8
3 Month LIBOR Swap Call, Strike Price 5.60,
   Expires 06/30/07                                          900              16
USD/JPY Forward Straddle Exercise Price $0.00,
   Expires 03/20/07                                        2,100              20
                                                                     -----------
                                                                              61
                                                                     -----------
TOTAL OPTIONS WRITTEN                                                         61
(COST $(37))

END OF SHORT SALES AND OPTIONS WRITTEN.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 01/31/07. All numbers x 1000 except number of futures contracts.

                                                    NOTIONAL        UNREALIZED
                                                     AMOUNT       GAINS/(LOSSES)
                                                 (FOREIGN/USD)        (USD)
SWAP AGREEMENTS 0.0% OF NET ASSETS

INTEREST RATE SWAPS 0.0%

AUSTRALIAN DOLLARS 0.0%
Receive fixed rate payments of 6.00%, Pay
   variable rate payments of 6 month LIBOR,
   expires 06/15/17                                        600               (9)
Receive fixed rate payments of 6.50%, Pay
   variable rate payments of 6 month LIBOR,
   expires 01/15/10                                        100               --
Receive fixed rate payments of 6.50%, Pay
   variable rate payments of 6 month LIBOR,
   expires 01/15/10                                        200               --
                                                                  --------------
                                                                             (9)

BRITISH POUNDS 0.0%
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 6 month LIBOR,
   expires 12/20/08                                      4,800              (10)
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 6 month LIBOR,
   expires 9/15/10, Barclays Bank plc                      700              (40)
Receive variable rate payments of 6 month LIBOR,
   Pay fixed rate payments of 4%, expires
   12/15/35                                                400               15
                                                                  --------------
                                                                            (35)

JAPANESE YEN 0.0%
Receive variable rate payments of 6 month LIBOR,
   Pay fixed rate payments of 2%, expires
   06/20/16                                             20,000               (1)
Receive variable rate payments of 6 month LIBOR,
   Pay fixed rate payments of 2%, expires
   06/20/16                                             10,000               --
                                                                  --------------
                                                                             (1)

U.S. DOLLARS 0.0%
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/18/09, UBS AG                              4,000                4
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/20/17                                      1,400               --
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/20/37                                        500              (23)
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/20/37                                        700              (32)
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/20/37                                      1,300              (62)
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 06/20/37                                        400              (19)
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 5.00%, expires
   06/20/17                                              1,500               51
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 5.00%, expires
   06/20/17                                              2,500               88
Receive variable rate payments of 3 month LIBOR,
   Pay fixed rate payments of 6.00%, expires
   12/15/24, UBS AG                                        200                9
                                                                  --------------
                                                                             16
                                                                  --------------
                                                                            (29)
CREDIT DEFAULT SWAPS 0.0%

EUROPEAN EURO 0.0%
DJ ITRAX Rate 0.85%, expires 12/20/16, Barclays
   Bank plc                                                100               --
DJ ITRAX Rate 0.85%, expires 12/20/16, BNP
   Paribas                                                 600                1
DJ ITRAX Rate 0.85%, expires 12/20/16, Deutsche
   Bank Securities, Inc.                                   400               --
DJ ITRAX Rate 0.85%, expires 12/20/16, Morgan
   Stanley                                                 100               --
                                                                  --------------
                                                                              1

U.S. DOLLARS 0.0%
AIG, Rate 0.055%, expires 03/20/08, Lehman
   Brothers, Inc.                                          600               --
Allstate Corp. Rate 0.26%, expires 12/20/08,
   Morgan Stanley                                          100               --
AutoZone, Inc. Rate 0.35%, expires 12/20/08, UBS
   AG                                                      100                1
DaimlerChrysler NA Holding Corp. Rate 0.58%,
   expires 09/20/11, Barlcays Bank plc                     100               (1)
DJ CDX Rate 0.1424%, expires 12/20/12, Morgan
   Stanley                                                 400               (1)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NOTIONAL      UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                     (FOREIGN)        (USD)
DJ CDX Rate 0.1425%, expires 12/20/12, Morgan
   Stanley                                                 700               (1)
DJ CDX Rate 0.4575%, expires 12/20/15, Morgan
   Stanley                                                 300                2
DJ CDX Rate 0.4625%, expires 12/20/15, Morgan
   Stanley                                                 500                3
DJ CDX Rate 0.65%, expires 12/20/16, Morgan
   Stanley                                                 900                1
DJ CDX Rate 0.75%, expires 12/20/11, Barclays
   Capital Inc.                                            900               (2)
Eaton Corp. Rate 0.28%, expires 12/20/08,
   Citibank N.A.                                           100               --
Eli Lilly & Co. Rate 0.16%, expires 12/20/08,
   Barclays Bank plc                                       100               --
Emerson Electric Co. Rate 0.21%, expires
   12/20/08, Morgan Stanley                                100               --
FedEx Corp. Rate 0.29%, expires 12/20/08,
   Citibank N.A.                                           100               --
GMAC Rate 0.55%, expires 03/20/07, Lehman
   Brothers, Inc.                                        1,000               --
Home Depot, Inc. Rate 0.12%, expires 12/20/08,
   Lehman Brothers, Inc.                                   100               --
Ingersoll-Rand Co. Ltd. Rate 0.32%, expires
   12/20/08, Merrill Lynch                                 100               (1)
Johnson & Johnson, Inc. Rate 0.11%, expires
   12/20/08, Lehman Brothers, Inc.                         100               --
Masco Corp. Rate 0.30%, expires 12/20/08, Lehman
   Brothers, Inc.                                          100               --
People Republic of China Rate 0.40%, expires
   6/20/09, Lehman Brothers, Inc.                          200               (2)
RadioShack Corp. Rate 0.35%, expires 12/20/08,
   Lehman Brothers, Inc.                                   200               (1)
Republic of Hungary Rate 0.535%, expires
   05/20/16, Morgan Stanley                                300               (3)
Republic of Hungary Rate 0.54%, expires
   05/20/16, JPMorgan Chase & Co.                          100               (1)
Republic of Hungary Rate 0.545%, expires
   05/20/16, Deutsche Bank                                 200               (2)
Wal-Mart Stores, Inc. Rate 0.14%, expires
   12/20/08, Citibank N.A.                                 200               (1)
Whirpool Corp. Rate 0.29%, expires 12/20/08,
   Lehman Brothers, Inc.                                   100               --
XL Capital Ltd. Rate 0.205%, expires 03/20/12,
   State Street Bank & Trust                               100               --
                                                                  --------------
                                                                             (9)
                                                                  --------------
                                                                             (8)

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         GAINS
FUTURES CONTRACTS
--------------------------------------------------------------------------------
10 Years, Short, U.S.
Treasury Note expires
03/21/07                                        28         2,989             52
5 Years, Long, U.S.
Treasury Note expires
03/30/07                                        21         2,195            (24)
5 Years, Long, U.S.
Treasury Note expires
03/30/07                                        10         1,045            (10)
90 Day Eurodollar, Long
expires 12/15/08                                 6         1,424             (1)
90 Day Eurodollar, Long
expires 12/17/07                                37         8,772            (26)
90 Day Eurodollar, Long
expires 03/17/08                                62        14,708             (6)
90 Day Eurodollar, Long
expires 06/16/08                                84        19,934            (51)
90 Day Eurodollar, Long
expires 09/15/08                                14         3,323            (10)
LIBOR, Long expires
06/18/07                                        25         7,813            (17)
UK Treasury Bond, Long
expires 03/28/07                                 1           209             (7)
UK Treasury Bond, Long
expires 12/31/07                                37         8,560            (19)
                                                                      ----------
                                                                           (119)

                            AMOUNT                       AMOUNT
                              OF                           OF
                           CURRENCY                     CURRENCY     UNREALIZED
              CURRENCY       TO BE       CURRENCY        TO BE          GAINS/
EXPIRATION     TO BE        RECEIVED       TO BE       DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS 0.0% OF NET ASSETS
--------------------------------------------------------------------------------
05/03/2007    USD                  25    BRL                   54            (1)
05/03/2007    BRL                  54    USD                   25             1
06/19/2007    USD                  36    CLP               18,900             1
05/08/2007    CLP              17,000    USD                   32            --
06/19/2007    CLP               1,900    USD                    4            (1)
02/27/2007    EUR                  13    USD                   17            --
02/27/2007    USD                 230    EUR                  177            (1)
03/20/2007    INR               1,366    USD                   29             1
03/20/2007    USD                  31    INR                1,366            --
02/15/2007    JPY             123,372    USD                1,058           (33)
02/15/2007    USD                 110    JPY               13,004             2
04/18/2007    MXN                 281    USD                   25            --
04/18/2007    USD                  26    MXN                  281             1
03/15/2007    RUB                 276    USD                   10            --
11/02/2007    RUB                  76    USD                    3            --
09/19/2007    RUB               7,252    USD                  277            (3)
04/18/2007    PLN                  67    USD                   23            --
04/18/2007    USD                  23    PLN                   67             1
07/05/2007    USD                 781    GBP                  400            (4)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                            AMOUNT                       AMOUNT
                              OF                           OF
                           CURRENCY                     CURRENCY     UNREALIZED
              CURRENCY       TO BE       CURRENCY        TO BE          GAINS /
EXPIRATION     TO BE        RECEIVED       TO BE       DELIVERED       LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
07/18/2007    USD                 823    GBP                  420            (2)
07/25/2007    USD                 794    GBP                  400             9
02/22/2007    USD                 581    GBP                  300            (9)
05/09/2007    CNY               2,994    USD                  390             1
08/16/2007    CNY               3,721    USD                  482            11
03/21/2007    SGD                  16    USD                   10            --
04/30/2007    SGD                  45    USD                   29            --
04/30/2007    USD                  29    SGD                   45            --
03/20/2007    USD                  10    SGD                   16            --
03/21/2007    KRW              10,769    USD                   11            --
03/26/2007    KRW              35,300    USD                   38            --
03/21/2007    USD                  62    KRW               57,000             2
02/26/2007    KRW              10,559    USD                   11            (1)
02/26/2007    USD                  19    TWD                  602            --
02/26/2007    TWD                 602    USD                   19            --
                                                                     -----------
                                                                            (25)

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 91.3%  COMMON STOCK                                      76,212          93,747
  1.6%  FOREIGN COMMON STOCK                               1,347           1,604
  0.6%  OTHER INVESTMENT COMPANY                             616             616
  7.5%  SHORT-TERM INVESTMENT                              7,744           7,744
--------------------------------------------------------------------------------
101.0%  TOTAL INVESTMENTS                                 85,919         103,711
(1.0)%  OTHER ASSETS AND
        LIABILITIES                                                        (990)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       102,721

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 91.3% OF NET ASSETS

BANKS 1.6%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                     5,320             180
Marshall & Ilsley Corp.                                    6,600             311
New York Community Bancorp, Inc.                          20,158             340
People's Bank                                              9,196             414
SVB Financial Group *                                      7,228             337
                                                                     -----------
                                                                           1,582
CAPITAL GOODS 10.4%
--------------------------------------------------------------------------------
AAR Corp. *                                                4,525             135
Alliant Techsystems, Inc. *                                3,800             308
American Railcar Industries, Inc.                          5,600             166
Applied Signal Technology, Inc.                           31,600             462
Astec Industries, Inc. *                                  11,000             396
Baldor Electric Co.                                       36,320           1,283
BE Aerospace, Inc. *                                      14,900             444
Bucyrus International, Inc., Class A                       2,850             132
Dover Corp.                                                6,900             342
EMCOR Group, Inc. *                                        3,425             197
Force Protection, Inc. *                                  17,350             312
General Cable Corp. *                                     23,260           1,003
H&E Equipment Services, Inc. *                             7,225             170
Infrasource Services, Inc. *                              11,600             246
Joy Global, Inc.                                           6,600             307
Pentair, Inc.                                              9,000             280
Perini Corp. *                                             6,350             192
Quanta Services, Inc. *                                   16,625             342
SPX Corp.                                                  5,860             411
Teleflex, Inc.                                            13,260             886
The Manitowoc Co., Inc.                                   17,665             916
Trex Co., Inc. *                                          27,360             732
Trinity Industries, Inc.                                  10,500             402
URS Corp. *                                                8,550             367
Washington Group International, Inc. *                     4,725             270
                                                                     -----------
                                                                          10,701
COMMERCIAL SERVICES & SUPPLIES 3.3%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                       30,840             744
Corrections Corp. of America *                             4,125             201
Layne Christensen Co. *                                      775              27
Mobile Mini, Inc. *                                        7,825             208
Steelcase, Inc., Class A                                  48,040             941
TRC Cos., Inc. *                                          60,700             627
Watson Wyatt & Co., Holdings                              15,100             669
                                                                     -----------
                                                                           3,417
CONSUMER DURABLES & APPAREL 1.9%
--------------------------------------------------------------------------------
Crocs, Inc. *                                              5,125             258
Jones Apparel Group, Inc.                                 10,985             375
La-Z-Boy, Inc.                                            24,100             310
Leggett & Platt, Inc.                                     10,500             255
Syntax-Brillian Corp. *                                    7,500              59
The Warnaco Group, Inc. *                                 10,350             293
Under Armour, Inc. *                                       7,725             393
                                                                     -----------
                                                                           1,943
CONSUMER SERVICES 5.1%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                     20,000             679
California Pizza Kitchen, Inc. *                          22,710             810
Chipotle Mexican Grill, Inc. Class A *                     7,775             462
DeVry, Inc.                                               39,800           1,121
P.F. Chang's China Bistro, Inc. *                         18,960             751
Regis Corp.                                               10,706             447
Ruth's Chris Steak House, Inc. *                           8,975             193
Texas Roadhouse, Inc., Class A *                           4,100              55
The Cheesecake Factory, Inc. *                            15,700             434
Vail Resorts, Inc. *                                       6,370             295
                                                                     -----------
                                                                           5,247
DIVERSIFIED FINANCIALS 2.8%
--------------------------------------------------------------------------------
Federated Investors, Inc., Class B                        12,500             441
GAMCO Investors, Inc., Class A                            10,380             403
GFI Group, Inc. *                                          5,025             322
Knight Capital Group, Inc., Class A *                     40,880             739
Lazard Ltd.                                                9,525             483
Raymond James Financial, Inc.                             16,045             512
                                                                     -----------
                                                                           2,900
ENERGY 6.3%
--------------------------------------------------------------------------------
Cameron International Corp. *                              3,700             194
CARBO Ceramics, Inc.                                      34,486           1,272
Carrizo Oil & Gas, Inc. *                                  1,275              37
CONSOL Energy, Inc.                                        9,100             313
Helmerich & Payne, Inc.                                   28,880             775
Murphy Oil Corp.                                           4,050             201
Oceaneering International, Inc. *                         20,492             809
Parallel Petroleum Corp. *                                 2,775              55

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PetroQuest Energy, Inc. *                                  7,700             100
TETRA Technologies, Inc. *                                15,600             361
Tidewater, Inc.                                           10,000             516
Weatherford International Ltd. *                           2,600             105
Whiting Petroleum Corp. *                                 16,950             773
Willbros Group, Inc. *                                    46,755             968
                                                                     -----------
                                                                           6,479
FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
Performance Food Group Co. *                              25,220             748
Whole Foods Market, Inc.                                   2,100              91
                                                                     -----------
                                                                             839
FOOD, BEVERAGE & TOBACCO 2.1%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                          2,520             204
Pilgrim's Pride Corp., Class B                            12,000             380
The Hain Celestial Group, Inc. *                          53,950           1,586
                                                                     -----------
                                                                           2,170
HEALTH CARE EQUIPMENT & SERVICES 8.1%
--------------------------------------------------------------------------------
Analogic Corp.                                            30,270           1,777
Bausch & Lomb, Inc.                                        7,600             423
Beckman Coulter, Inc.                                      3,600             232
Centene Corp. *                                           16,500             411
Cross Country Healthcare, Inc. *                          12,050             272
Dendrite International, Inc. *                            64,100             699
Edwards Lifesciences Corp. *                               6,700             343
HEALTHSOUTH Corp. *                                       13,360             312
Hillenbrand Industries, Inc.                               5,800             331
Hologic, Inc. *                                            7,175             399
Hospira, Inc. *                                           10,380             382
Intuitive Surgical, Inc. *                                 3,175             312
Inverness Medical Innovations, Inc. *                      4,675             193
Omnicell, Inc. *                                          12,150             252
Thoratec Corp. *                                          64,500           1,162
Triad Hospitals, Inc. *                                    7,500             319
Wright Medical Group, Inc. *                              20,400             446
                                                                     -----------
                                                                           8,265
HOUSEHOLD & PERSONAL PRODUCTS 0.9%
--------------------------------------------------------------------------------
NBTY, Inc. *                                              18,320             950

INSURANCE 1.6%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                 13,500             387
Assurant, Inc.                                             4,310             240
KMG America Corp. *                                       76,350             706
Old Republic International Corp.                          13,250             295
                                                                     -----------
                                                                           1,628
MATERIALS 3.2%
--------------------------------------------------------------------------------
Bowater, Inc.                                             32,830             898
Cytec Industries, Inc.                                     6,350             370
Glatfelter                                                18,700             303
Headwaters, Inc. *                                        26,920             612
International Flavors & Fragrances, Inc.                   8,600             417
Symyx Technologies, Inc. *                                34,810             676
                                                                     -----------
                                                                           3,276
PHARMACEUTICALS & BIOTECHNOLOGY 5.0%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                    10,675             479
Digene Corp. *                                             2,475             127
Illumina, Inc. *                                             825              34
Perrigo Co.                                               39,870             689
Pharmaceutical Product Development, Inc. (PPD)            11,380             393
Pharmion Corp. *                                          44,500           1,417
Salix Pharmaceuticals Ltd. *                              76,500           1,086
Thermo Fisher Scientific, Inc. *                           9,800             469
Varian, Inc. *                                             7,720             413
                                                                     -----------
                                                                           5,107
REAL ESTATE 1.9%
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                27,290             602
Innkeepers USA Trust                                      27,290             447
Post Properties, Inc.                                      6,710             326
Washington Real Estate Investment Trust                   12,020             514
                                                                     -----------
                                                                           1,889
RETAILING 4.7%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                       113,300             800
Charlotte Russe Holding Inc *                              5,400             165
Coldwater Creek, Inc. *                                   16,100             300
Dick's Sporting Goods, Inc. *                              5,000             257
Federated Department Stores, Inc.                          9,744             404
Fred's, Inc.                                              65,040             875
Guess?, Inc. *                                             2,700             195
NetFlix, Inc. *                                           35,220             803
Sharper Image Corp. *                                     51,680             502
The Gap, Inc.                                             13,900             267
Wetseal, Inc., Class A *                                  22,000             142
Zumiez, Inc. *                                             4,050             133
                                                                     -----------
                                                                           4,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.2%
--------------------------------------------------------------------------------
Brooks Automation, Inc. *                                 66,200             922
Cabot Microelectronics Corp. *                            23,500             709
Cymer, Inc. *                                              5,100             215
Exar Corp. *                                              46,300             607
FEI Co. *                                                 35,300             888
Hittite Microwave Corp. *                                  5,250             183
International Rectifier Corp. *                            8,300             346
Intevac, Inc. *                                              800              18
KLA-Tencor Corp.                                           6,000             295
Kopin Corp. *                                            198,500             766
LSI Logic Corp. *                                         36,700             345
Micron Technology, Inc. *                                 14,300             185
National Semiconductor Corp.                              11,560             267
RF Micro Devices, Inc. *                                  24,050             186
Techwell, Inc. *                                           7,275             124
Teradyne, Inc. *                                          30,200             450
Trident Microsystems, Inc. *                              10,775             225
TriQuint Semiconductor, Inc. *                            37,175             175
Ultratech, Inc. *                                         66,200             804

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Veeco Instruments, Inc. *                                 24,300             466
Verigy Ltd. *                                             14,002             257
                                                                     -----------
                                                                           8,433
SOFTWARE & SERVICES 11.6%
--------------------------------------------------------------------------------
Altiris, Inc. *                                           25,620             838
Ansys, Inc. *                                              8,250             412
Aspen Technology, Inc. *                                  93,153             955
Epicor Software Corp. *                                   71,100             985
Gevity HR, Inc.                                           19,500             430
Informatica Corp. *                                       47,800             600
Interactive Intelligence, Inc. *                           7,125             143
Interwoven, Inc. *                                        55,800             876
Lionbridge Technologies, Inc. *                          150,100             971
ManTech International Corp., Class A *                    19,130             653
Openwave Systems, Inc. *                                  76,200             672
Perficient, Inc. *                                        10,350             216
RADVision Ltd. *                                           6,950             136
RightNow Technologies, Inc. *                             44,140             635
SINA Corp. *                                               2,475              88
TIBCO Software, Inc. *                                    86,500             803
ValueClick, Inc. *                                        32,160             821
Vignette Corp. *                                          65,700           1,177
webMethods, Inc. *                                        67,900             511
                                                                     -----------
                                                                          11,922
TECHNOLOGY HARDWARE & EQUIPMENT 10.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            22,800             368
Andrew Corp. *                                            68,020             722
Avocent Corp. *                                           20,300             701
Ciena Corp. *                                              9,300             261
Comverse Technology, Inc. *                               12,802             248
Diebold, Inc.                                              8,340             387
Electro Scientific Industries *                           14,500             304
Emulex Corp. *                                            36,970             656
L-1 Identity Solutions, Inc. *                            48,286             697
NICE Systems Ltd. *                                        3,425             109
Oplink Communications, Inc. *                              8,050             153
Packeteer, Inc. *                                        121,540           1,629
Polycom, Inc. *                                           31,690           1,065
Powerwave Technologies, Inc. *                           120,200             702
Seachange International, Inc. *                           54,400             544
Smart Modular Technologies (WWH), Inc. *                   5,150              64
Tekelec *                                                 70,400           1,084
Tektronix, Inc.                                           10,929             309
Vishay Intertechnology, Inc. *                            29,000             381
                                                                     -----------
                                                                          10,384
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Allegiant Travel Co. *                                     2,675              89
American Commercial Lines, Inc. *                          3,900             275
ExpressJet Holdings, Inc. *                               53,400             417
Genco Shipping & Trading Ltd.                              1,000              31
JetBlue Airways Corp. *                                   70,200             960
                                                                     -----------
                                                                           1,772
TOTAL COMMON STOCK
(COST $76,212)                                                            93,747

FOREIGN COMMON STOCK 1.6% OF NET ASSETS

CANADA 0.9%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.9%
SunOpta, Inc. *                                           78,140             848

NETHERLANDS 0.3%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
ASML Holding N.V. *                                       12,800             327

UNITED KINGDOM 0.4%

INSURANCE 0.4%
Willis Group Holdings Ltd.                                10,500             429
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $1,347)                                                              1,604

OTHER INVESTMENT COMPANY 0.6% OF NET ASSETS

iShares Russell 2000 Index Fund                            7,800             616
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANY
(COST $616)                                                                  616

SHORT-TERM INVESTMENT 7.5% OF NET ASSETS

REPURCHASE AGREEMENT 7.5%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/07, due
   02/01/07 at 5.0%, with a maturity value of
   $7,745 (fully collateralized by Freddie Discount
   Note with a value of $7,907.)                           7,744           7,744
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $7,744)                                                              7,744

END OF INVESTMENTS.

At 01/31/07, the tax basis cost of the fund's investments was $86,426, and the unrealized appreciation and depreciation were $18,829 and ($1,544), respectively, with a net appreciation of $17,285.

* Non-income producing security.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.5%  FOREIGN COMMON STOCK                              980,530      1,754,466
  1.2%  SHORT-TERM INVESTMENT                              21,614         21,614
  0.1%  PREFERRED STOCK                                     1,438          1,395
   --%  RIGHTS                                                 --             --
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               1,003,582      1,777,475
  0.1%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                              1,702          1,702
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                   1,574
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,780,751

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
FOREIGN COMMON STOCK 98.5% OF NET ASSETS

AUSTRALIA 4.1%
--------------------------------------------------------------------------------

BANKS 1.7%
--------------------------------------------------------------------------------
Australia and New Zealand Banking Group Ltd.               275,227         6,246
Commonwealth Bank of Australia                             208,546         8,133
National Australia Bank Ltd.                               251,679         7,923
St. George Bank Ltd. (a)                                    79,285         2,052
Westpac Banking Corp.                                      298,794         5,847
                                                                     -----------
                                                                          30,201
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                             59,508         1,768

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Brambles Ltd. *                                            207,500         2,248

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                         36,389         2,292
Suncorp-Metway Ltd.                                         94,261         1,585
                                                                     -----------
                                                                           3,877
ENERGY 0.1%
--------------------------------------------------------------------------------
Woodside Petroleum Ltd.                                     70,492         2,065

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                            185,781         2,059
Woolworths Ltd.                                            186,347         3,450
                                                                     -----------
                                                                           5,509
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Foster's Group Ltd.                                        310,703         1,640

INSURANCE 0.3%
--------------------------------------------------------------------------------
AMP Ltd.                                                   283,951         2,314
QBE Insurance Group Ltd.                                   128,017         3,073
                                                                     -----------
                                                                           5,387
MATERIALS 0.9%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                          561,860        11,508
Rinker Group Ltd.                                          152,818         2,222
Rio Tinto Ltd.                                              44,243         2,663
                                                                     -----------
                                                                          16,393
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Westfield Group                                            250,650         4,351

TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
Telstra Corp., Ltd.                                         78,707           260
                                                                     -----------
                                                                          73,699
AUSTRIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG              33,336         2,606

ENERGY 0.0%
--------------------------------------------------------------------------------
OMV AG                                                       4,905           265
                                                                     -----------
                                                                           2,871
BELGIUM 1.3%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Dexia                                                      116,326         3,460
KBC GROEP N.V.                                              32,914         4,163
                                                                     -----------
                                                                           7,623
DIVERSIFIED FINANCIALS 0.5%
--------------------------------------------------------------------------------
Fortis                                                     205,652         8,659

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev N.V.                                                  33,347         2,151

MATERIALS 0.1%
--------------------------------------------------------------------------------
Solvay S.A.                                                 11,315         1,726

UTILITIES 0.2%
--------------------------------------------------------------------------------
Electrabel S.A.                                              3,678         2,470
                                                                     -----------
                                                                          22,629
CANADA 6.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Magna International, Inc., Class A                           3,190           249

BANKS 1.9%
--------------------------------------------------------------------------------
Bank of Montreal                                            82,275         4,895
Bank of Nova Scotia                                        151,680         6,543

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
Canadian Imperial Bank of Commerce                          56,793         4,868
National Bank of Canada                                     26,520         1,449
Royal Bank of Canada                                       201,446         9,346
Toronto-Dominion Bank                                      113,303         6,728
                                                                     -----------
                                                                          33,829
ENERGY 1.8%
--------------------------------------------------------------------------------
Cameco Corp.                                                45,800         1,744
Canadian Natural Resources Ltd.                             88,025         4,401
Enbridge, Inc.                                              59,980         1,953
EnCana Corp.                                               132,106         6,337
Imperial Oil Ltd.                                           52,047         1,836
Nexen, Inc.                                                 42,457         2,563
Petro-Canada                                                79,554         3,094
Suncor Energy, Inc                                          72,088         5,342
Talisman Energy, Inc.                                      162,888         2,869
TransCanada Corp.                                           75,940         2,519
                                                                     -----------
                                                                          32,658
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                    34,748         1,485

INSURANCE 0.8%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                   245,296         8,275
Power Corp. of Canada                                       48,677         1,474
Sun Life Financial, Inc.                                    97,223         4,177
                                                                     -----------
                                                                          13,926
MATERIALS 0.8%
--------------------------------------------------------------------------------
Alcan, Inc.                                                 56,826         2,897
Barrick Gold Corp.                                         137,399         4,065
Goldcorp, Inc.                                              96,200         2,659
Novelis, Inc.                                                    1            --
Potash Corp of Saskatchewan                                 16,545         2,577
Teck Cominco Ltd., Class B                                  33,931         2,506
                                                                     -----------
                                                                          14,704
MEDIA 0.0%
--------------------------------------------------------------------------------
The Thomson Corp.                                            6,175           260

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc., Class A                  50,757         2,480

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Nortel Networks Corp. *                                     70,368         1,888
Research In Motion Ltd. *                                   26,316         3,356
                                                                     -----------
                                                                           5,244
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
BCE, Inc.                                                    9,768           257
Rogers Communications, Inc.                                 75,178         2,325
                                                                     -----------
                                                                           2,582
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Canadian National Railway Co.                               86,466         3,942
                                                                     -----------
                                                                         111,359
DENMARK 0.5%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Danske Bank A/S                                             71,510         3,294

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Novo-Nordisk A/S, Class B                                   33,620         2,901

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
AP Moller - Maersk A/S                                         128         1,296
AP Moller - Maersk A/S                                         149         1,457
                                                                     -----------
                                                                           2,753
                                                                     -----------
                                                                           8,948
FINLAND 1.2%
--------------------------------------------------------------------------------

INSURANCE 0.1%
--------------------------------------------------------------------------------
Sampo Oyj                                                   53,500         1,469

MATERIALS 0.2%
--------------------------------------------------------------------------------
Stora Enso Oyj                                             103,510         1,735
UPM-Kymmene Oyj                                             83,482         2,140
                                                                     -----------
                                                                           3,875
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
--------------------------------------------------------------------------------
Nokia Oyj                                                  653,383        14,452

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                                  68,798         1,898
                                                                     -----------
                                                                          21,694
FRANCE 10.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin,
   Class B                                                  20,614         1,893
PSA Peugeot Citroen                                         28,624         1,886
Renault S.A.                                                30,704         3,815
                                                                     -----------
                                                                           7,594
BANKS 1.7%
--------------------------------------------------------------------------------
BNP Paribas                                                129,357        14,488
Credit Agricole S.A.                                       120,954         5,208
Societe Generale                                            58,802        10,438
                                                                     -----------
                                                                          30,134
CAPITAL GOODS 1.0%
--------------------------------------------------------------------------------
Alstom *                                                    13,800         1,693
Compagnie de Saint-Gobain                                   53,044         5,029
Schneider Electric S.A.                                     34,576         4,195
Vallourec S.A.                                               4,800         1,252
Vinci S.A.                                                  37,948         5,248
                                                                     -----------
                                                                          17,417
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                       40,824         4,324

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Accor S.A.                                                  37,106         3,087

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
ENERGY 1.5%
--------------------------------------------------------------------------------
Total S.A.                                                 384,190        26,114

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Carrefour S.A.                                              96,720         5,586

FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Groupe Danone                                               41,720         6,450
Pernod Ricard S.A.                                          16,438         3,375
                                                                     -----------
                                                                           9,825
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Essilor International S.A.                                  16,331         1,835

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
L'Oreal S.A.                                                40,437         4,274

INSURANCE 0.8%
--------------------------------------------------------------------------------
Assurances Generales de France (AGF)                        12,278         2,014
Axa                                                        292,677        12,411
                                                                     -----------
                                                                          14,425
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Liquide S.A.                                            18,948         4,425
Lafarge S.A.                                                27,323         4,198
                                                                     -----------
                                                                           8,623
MEDIA 0.5%
--------------------------------------------------------------------------------
Lagardere S.C.A.                                            22,134         1,748
Vivendi Universal S.A.                                     181,776         7,502
                                                                     -----------
                                                                           9,250
PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
--------------------------------------------------------------------------------
Sanofi-Aventis                                             154,055        13,576

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Unibail                                                      5,700         1,440

RETAILING 0.1%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                              12,173         1,801

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Alcatel-Lucent                                             338,771         4,399

TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
Bouygues S.A.                                               39,073         2,650
France Telecom S.A.                                        270,491         7,519
                                                                     -----------
                                                                          10,169
UTILITIES 0.9%
--------------------------------------------------------------------------------
Electricite de France (EDF)                                 31,200         2,179
Suez S.A.                                                  202,911         9,998
Veolia Environnement                                        54,305         3,821
                                                                     -----------
                                                                          15,998
                                                                     -----------
                                                                         189,871
GERMANY 7.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                           47,949         2,940
Continental AG                                              22,867         2,782
DaimlerChrysler AG - Reg'd                                 162,404        10,126
Volkswagen AG                                               25,393         2,840
                                                                     -----------
                                                                          18,688
BANKS 0.3%
--------------------------------------------------------------------------------
Bayerische Hypo-und Vereinsbank AG                           6,000           287
Commerzbank AG                                             105,004         4,457
                                                                     -----------
                                                                           4,744
CAPITAL GOODS 1.0%
--------------------------------------------------------------------------------
MAN AG                                                      15,000         1,589
Siemens AG - Reg'd                                         142,378        15,808
                                                                     -----------
                                                                          17,397
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Adidas-Salomon AG                                           25,972         1,255

DIVERSIFIED FINANCIALS 0.8%
--------------------------------------------------------------------------------
Deutsche Bank AG - Reg'd                                    82,735        11,732
Deutsche Boerse AG                                          16,600         3,507
                                                                     -----------
                                                                          15,239
INSURANCE 1.0%
--------------------------------------------------------------------------------
Allianz AG - Reg'd                                          63,388        12,697
Muenchener Rueckversicherungs AG                            36,694         5,818
                                                                     -----------
                                                                          18,515
MATERIALS 1.1%
--------------------------------------------------------------------------------
BASF AG                                                     81,412         7,870
Bayer AG                                                   122,106         7,252
Linde AG                                                    13,600         1,464
ThyssenKrupp AG                                             60,228         2,867
                                                                     -----------
                                                                          19,453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Infineon Technologies AG *                                  92,600         1,328

SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
SAP AG                                                     138,140         6,402

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Deutsche Telekom AG                                        485,962         8,591

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Deutsche Post AG                                           113,727         3,509

UTILITIES 1.3%
--------------------------------------------------------------------------------
E.ON AG                                                    110,617        15,094
RWE AG                                                      74,676         7,820
                                                                     -----------
                                                                          22,914
                                                                     -----------
                                                                         138,035

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
GREECE 0.3%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Alpha Bank A.E.                                             65,044         2,102
National Bank of Greece S.A.                                58,220         3,042
                                                                     -----------
                                                                           5,144
                                                                     -----------
                                                                           5,144
HONG KONG 0.9%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                        121,836         1,691

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                     336,370         3,349

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.                        134,200         1,465

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                204,240         2,698
Sun Hung Kai Properties Ltd.                               210,604         2,558
Swire Pacific Ltd.                                         167,890         1,932
                                                                     -----------
                                                                           7,188
UTILITIES 0.1%
--------------------------------------------------------------------------------
CLP Holdings Ltd.                                          247,080         1,850
Hong Kong & China Gas Co.                                  110,700           246
                                                                     -----------
                                                                           2,096
                                                                     -----------
                                                                          15,789
IRELAND 0.7%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Allied Irish Banks plc                                     138,658         3,994
Anglo Irish Bank Corp., plc                                110,337         2,242
Bank of Ireland                                            155,007         3,476
                                                                     -----------
                                                                           9,712
MATERIALS 0.2%
--------------------------------------------------------------------------------
CRH plc                                                     87,100         3,445
                                                                     -----------
                                                                          13,157
ITALY 3.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Fiat S.p.A. *                                               81,700         1,784

BANKS 1.7%
--------------------------------------------------------------------------------
Banca Intesa S.p.A.                                      1,419,452        10,730
Banche Popolari Unite Scpa                                  56,071         1,596
Banco Popolare di Verona e Novara Scrl                      46,800         1,476
Capitalia S.p.A.                                           193,400         1,744
UniCredito Italiano S.p.A.                                 541,340         5,047
UniCredito Italiano S.p.A.                               1,053,337         9,785
                                                                     -----------
                                                                          30,378
ENERGY 0.7%
--------------------------------------------------------------------------------
Eni S.p.A.                                                 398,643        12,848

INSURANCE 0.4%
--------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                              173,745         7,504

MEDIA 0.1%
--------------------------------------------------------------------------------
Mediaset S.p.A.                                            110,368         1,335

TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Telecom Italia RNC S.p.A.                                  963,731         2,420
Telecom Italia S.p.A.                                    1,701,963         5,039
                                                                     -----------
                                                                           7,459
UTILITIES 0.4%
--------------------------------------------------------------------------------
Enel S.p.A.                                                640,287         6,792
                                                                     -----------
                                                                          68,100
JAPAN 17.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.7%
--------------------------------------------------------------------------------
Bridgestone Corp.                                           91,657         1,991
Denso Corp.                                                 68,000         2,734
Honda Motor Co., Ltd.                                      246,039         9,669
Nissan Motor Co., Ltd.                                     337,196         4,218
Toyota Motor Corp.                                         437,003        28,764
                                                                     -----------
                                                                          47,376
BANKS 2.9%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                         1,582        19,197
Mitsui Trust Holdings, Inc.                                129,000         1,418
Mizuho Financial Group, Inc.                                 1,666        12,055
Resona Holdings, Inc.                                          948         2,639
Shinsei Bank Ltd.                                           41,000           226
Sumitomo Mitsui Financial Group, Inc.                        1,164        11,896
The Bank of Yokohama Ltd.                                  214,000         1,737
The Sumitomo Trust & Banking Co., Ltd.                     253,950         2,731
                                                                     -----------
                                                                          51,899
CAPITAL GOODS 1.6%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd.                                      143,000         1,890
Fanuc Ltd.                                                  32,300         3,004
Itochu Corp.                                               237,000         2,080
Komatsu Ltd.                                               135,609         2,879
Mitsubishi Corp.                                           227,000         4,614
Mitsubishi Electric Corp.                                  303,000         2,752
Mitsubishi Heavy Industries Ltd.                           565,000         2,911
Mitsui & Co., Ltd.                                         231,000         3,698
SMC Corp.                                                    1,800           258
Sumitomo Corp.                                             188,000         2,926
Sumitomo Electric Industries Ltd.                           97,000         1,493
                                                                     -----------
                                                                          28,505
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd.                               87,000         1,369
Secom Co., Ltd.                                             38,500         1,907
                                                                     -----------
                                                                           3,276
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.                                   70,811         2,932

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Matsushita Electric Industrial Co., Ltd.                   328,912         6,553
Sharp Corp.                                                123,785         2,115
Sony Corp.                                                 159,500         7,367
                                                                     -----------
                                                                          18,967
DIVERSIFIED FINANCIALS 0.8%
--------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                      6,600           238
Daiwa Securities Group, Inc.                               177,045         2,178
Nikko Cordial Corp.                                        120,000         1,184
Nomura Holdings, Inc.                                      311,000         6,365
ORIX Corp.                                                  14,000         4,040
Takefuji Corp.                                               5,800           234
                                                                     -----------
                                                                          14,239
ENERGY 0.0%
--------------------------------------------------------------------------------
Nippon Oil Corp.                                            39,000           262

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Aeon Co., Ltd.                                              97,000         2,113
Seven & I Holdings Co., Ltd.                               133,203         4,011
                                                                     -----------
                                                                           6,124
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                                            750         3,602
Kirin Brewery Co., Ltd.                                    136,000         2,094
                                                                     -----------
                                                                           5,696
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Kao Corp.                                                   78,619         2,255

INSURANCE 0.6%
--------------------------------------------------------------------------------
Millea Holdings, Inc.                                      129,500         4,655
Mitsui Sumitomo Insurance Co., Ltd.                        211,875         2,544
Sompo Japan Insurance, Inc.                                140,920         1,798
T&D Holdings, Inc.                                          37,000         2,502
                                                                     -----------
                                                                          11,499
MATERIALS 1.1%
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                          85,000         4,728
Nippon Steel Corp.                                         969,000         5,727
Nitto Denko Corp.                                            5,300           261
Shin-Etsu Chemical Co., Ltd.                                58,280         3,801
Sumitomo Chemical Co., Ltd.                                229,000         1,774
Sumitomo Metal Industries, Ltd.                            658,000         2,797
                                                                     -----------
                                                                          19,088
PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
--------------------------------------------------------------------------------
Astellas Pharma, Inc.                                       79,370         3,387
Daiichi Sankyo Co., Ltd.                                   105,500         2,944
Eisai Co., Ltd.                                             45,000         2,313
Takeda Pharmaceutical Co., Ltd.                            130,200         8,517
                                                                     -----------
                                                                          17,161
REAL ESTATE 0.6%
--------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd.                                181,502         5,210
Mitsui Fudosan Co., Ltd.                                   125,777         3,277
Sumitomo Realty & Development Co., Ltd.                     57,000         1,988
                                                                     -----------
                                                                          10,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Rohm Co., Ltd.                                              14,112         1,284
Tokyo Electron Ltd.                                         28,000         1,991
                                                                     -----------
                                                                           3,275
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Nintendo Co., Ltd.                                          18,239         5,405
Yahoo! Japan Corp.                                             640           241
                                                                     -----------
                                                                           5,646
TECHNOLOGY HARDWARE & EQUIPMENT 1.8%
--------------------------------------------------------------------------------
Canon, Inc.                                                190,995        10,079
Fujitsu Ltd.                                               326,000         2,454
Hitachi Ltd.                                               487,079         3,277
Hoya Corp.                                                  69,607         2,537
Keyence Corp.                                                1,000           226
Kyocera Corp.                                               24,500         2,262
Murata Manufacturing Co., Ltd.                              32,574         2,316
NEC Corp.                                                  327,000         1,659
Ricoh Co., Ltd.                                             89,000         1,949
TDK Corp.                                                   22,000         1,851
Toshiba Corp.                                              471,178         3,016
                                                                     -----------
                                                                          31,626
TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
KDDI Corp.                                                     444         3,150
Nippon Telegraph & Telephone Corp. (NTT)                       865         4,328
NTT DoCoMo, Inc.                                             2,615         3,979
Softbank Corp.                                             109,000         2,563
                                                                     -----------
                                                                          14,020
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Central Japan Railway Co.                                      272         2,919
East Japan Railway Co.                                         562         3,908
Mitsui O.S.K. Lines Ltd.                                   175,000         1,824
                                                                     -----------
                                                                           8,651
UTILITIES 1.0%
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                             102,100         3,251
Kyushu Electric Power Co., Inc.                             58,493         1,645
The Kansai Electric Power Co., Inc.                        130,000         3,649
The Tokyo Electric Power Co., Inc.                         181,890         6,204
Tohoku Electric Power Co., Inc.                             57,700         1,519
Tokyo Gas Co., Ltd.                                        394,201         2,043
                                                                     -----------
                                                                          18,311
                                                                     -----------
                                                                         318,351
NETHERLANDS 4.1%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V                                       300,416         9,650

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
European Aeronautic Defence and Space Co.                   46,558         1,556

CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.               199,666         7,804

DIVERSIFIED FINANCIALS 1.0%
--------------------------------------------------------------------------------
Euronext N.V.                                               14,800         1,824
ING Groep N.V.                                             351,762        15,455
                                                                     -----------
                                                                          17,279
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Koninklijke Ahold N.V. *                                   248,229         2,507

FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Heineken N.V.                                               34,407         1,745
Royal Numico N.V.                                           28,252         1,500
Unilever N.V.                                              272,295         7,270
                                                                     -----------
                                                                          10,515
INSURANCE 0.2%
--------------------------------------------------------------------------------
Aegon N.V.                                                 184,183         3,634

MATERIALS 0.5%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                             39,704         2,502
Koninklijke DSM N.V.                                        32,938         1,635
Mittal Steel Co. N.V.                                       98,640         4,613
                                                                     -----------
                                                                           8,750
MEDIA 0.1%
--------------------------------------------------------------------------------
Reed Elsevier N.V.                                         105,903         1,859

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASML Holding N.V. *                                         63,189         1,605
STMicroelectronics N.V.                                     70,117         1,311
                                                                     -----------
                                                                           2,916
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                               303,896         4,392

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
TNT N.V.                                                    67,143         3,039
                                                                     -----------
                                                                          73,901
NORWAY 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
DNB NOR A.S.A.                                             117,439         1,773

ENERGY 0.4%
--------------------------------------------------------------------------------
Norsk Hydro A.S.A.                                         118,680         3,866
Statoil A.S.A.                                             103,920         2,792
                                                                     -----------
                                                                           6,658
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Telenor A.S.A.                                             102,600         2,094
                                                                     -----------
                                                                          10,525
PORTUGAL 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues S.A.                             531,272         1,972

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Portugal Telecom, SGPS, S.A.                               186,107         2,473

UTILITIES 0.1%
--------------------------------------------------------------------------------
EDP - Energias de Portugal, S.A.                           332,100         1,663
                                                                     -----------
                                                                           6,108
SINGAPORE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                    175,246         2,516
Overseas-Chinese Banking Corp., Ltd.                       437,552         2,256
United Overseas Bank Ltd.                                  214,682         2,648
                                                                     -----------
                                                                           7,420
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                          775,480         1,772
                                                                     -----------
                                                                           9,192
SPAIN 4.6%
--------------------------------------------------------------------------------

BANKS 2.1%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                       552,339        13,810
Banco de Sabadell S.A.                                      40,300         1,863
Banco Popular Espanol S.A.                                 155,820         2,990
Banco Santander Central Hispano S.A.                       994,916        18,919
                                                                     p-----------
                                                                          37,582
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
ACS Actividades de Construction Y Servicios,
   S.A.                                                     35,072         1,913

ENERGY 0.3%
--------------------------------------------------------------------------------
Repsol YPF S.A.                                            154,504         5,096

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Altadis S.A.                                                42,027         2,261

RETAILING 0.1%
--------------------------------------------------------------------------------
Industria de Diseno Textil S.A.                             41,211         2,342

TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
Telefonica S.A.                                            777,060        17,045

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Abertis Infraestructuras S.A.                               52,740         1,516

UTILITIES 0.8%
--------------------------------------------------------------------------------
Endesa S.A.                                                154,836         7,794
Iberdrola S.A.                                             143,905         6,179

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Union Fenosa S.A.                                            5,392           269
                                                                     -----------
                                                                          14,242
                                                                     -----------
                                                                          81,997
SWEDEN 2.0%
--------------------------------------------------------------------------------

BANKS 0.7%
--------------------------------------------------------------------------------
ForeningsSparbanken AB                                      64,379         2,442
Nordea Bank AB                                             346,815         5,437
Skandinaviska Enskilda Banken AB, (SEB) Series A            70,925         2,374
Svenska Handelsbanken AB, Class A                           82,642         2,538
                                                                     -----------
                                                                          12,791
CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Sandvik AB                                                 160,500         2,572
Volvo AB                                                    34,020         2,505
                                                                     -----------
                                                                           5,077
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Investor AB                                                 56,200         1,366

RETAILING 0.2%
--------------------------------------------------------------------------------
Hennes & Mauritz AB, Series B                               71,752         3,894

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B                 2,372,504         9,441

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
TeliaSonera AB                                             320,134         2,576
                                                                     -----------
                                                                          35,145
SWITZERLAND 7.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
ABB Ltd.                                                   339,807         6,051

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, Series A                 40,983         2,298

DIVERSIFIED FINANCIALS 2.0%
--------------------------------------------------------------------------------
Credit Suisse Group                                        194,266        13,776
UBS AG - Reg'd                                             334,498        21,027
                                                                     -----------
                                                                          34,803
FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Nestle S.A. - Reg'd                                         63,620        23,376

INSURANCE 0.6%
--------------------------------------------------------------------------------
Swiss Re                                                    53,201         4,445
Zurich Financial Services AG - Reg'd                        22,760         6,148
                                                                       ---------
                                                                          10,593
MATERIALS 0.3%
--------------------------------------------------------------------------------
Holcim Ltd. - Reg'd                                         26,619         2,647
Syngenta AG *                                               15,609         2,889
                                                                     -----------
                                                                           5,536
PHARMACEUTICALS & BIOTECHNOLOGY 2.6%
--------------------------------------------------------------------------------
Novartis AG - Reg'd                                        432,497        24,936
Roche Holdings AG                                          111,022        20,911
                                                                     -----------
                                                                          45,847
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Swisscom AG                                                  3,500         1,311
                                                                     -----------
                                                                         129,815
UNITED KINGDOM 23.5%
--------------------------------------------------------------------------------

BANKS 5.5%
--------------------------------------------------------------------------------
Barclays plc                                             1,043,819        15,230
HBOS plc                                                   605,157        13,244
HSBC Holdings Plc                                        1,805,836        32,904
Lloyds TSB Group plc                                       895,483        10,288
Royal Bank of Scotland Group plc                           501,714        20,210
Standard Chartered plc                                     183,129         5,283
                                                                     -----------
                                                                          97,159
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
BAE Systems plc                                            490,319         4,041
Rolls-Royce Group plc *                                    305,804         2,826
Smiths Group plc                                            77,351         1,625
Wolseley plc                                               100,048         2,615
                                                                     -----------
                                                                          11,107
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Experian Group Ltd.                                        147,144         1,676

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Carnival plc                                                30,775         1,679
Compass Group plc                                          328,860         1,965
Ladbrokes plc                                               29,885           259
                                                                     -----------
                                                                           3,903
DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
3i Group plc                                                79,355         1,652
Man Group plc                                              305,124         3,218
                                                                     -----------
                                                                           4,870
ENERGY 4.2%
--------------------------------------------------------------------------------
BG Group plc                                               541,434         7,153
BP plc                                                   3,086,610        32,647
Royal Dutch Shell plc, Class A                             588,320        19,951
Royal Dutch Shell plc, Class B                             434,049        14,585
                                                                     -----------
                                                                          74,336
FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
Alliance Boots plc *                                        85,666         1,362
J Sainsbury plc                                            185,800         1,587
Tesco plc                                                1,227,342        10,114
William Morrison Supermarkets plc                          298,200         1,657
                                                                     -----------
                                                                          14,720

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 2.0%
--------------------------------------------------------------------------------
British American Tobacco plc                               232,940         7,092
Cadbury Schweppes plc                                      343,491         3,895
Diageo plc                                                 440,768         8,603
Gallaher Group plc                                         117,546         2,611
Imperial Tobacco Group plc                                 106,921         4,351
SABMiller plc                                              124,102         2,823
Unilever plc                                               214,819         5,866
                                                                     -----------
                                                                          35,241
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Smith & Nephew plc                                         175,479         1,977

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                       94,602         4,567

INSURANCE 1.1%
--------------------------------------------------------------------------------
Aviva plc                                                  375,087         6,068
Legal & General Group plc                                  992,966         3,035
Old Mutual plc                                             874,614         2,967
Prudential plc                                             394,603         5,342
Standard Life plc *                                        269,500         1,557
                                                                     -----------
                                                                          18,969
MATERIALS 2.0%
--------------------------------------------------------------------------------
Anglo American plc                                         240,109        11,213
BHP Billiton plc                                           385,794         7,266
Hanson plc                                                 128,676         1,960
Imperial Chemical Industries plc                           148,600         1,343
Rio Tinto plc                                              167,659         9,050
Xstrata plc                                                 87,010         4,087
                                                                     -----------
                                                                          34,919
MEDIA 0.6%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                         195,898         2,115
ITV plc                                                    120,732           257
Pearson plc                                                143,637         2,273
Reed Elsevier plc                                          180,755         2,069
Reuters Group plc                                          196,728         1,675
WPP Group plc                                              214,518         3,160
                                                                     -----------
                                                                          11,549
PHARMACEUTICALS & BIOTECHNOLOGY 2.2%
--------------------------------------------------------------------------------
AstraZeneca plc                                            245,264        13,731
GlaxoSmithKline plc                                        913,667        24,670
Shire plc                                                   62,000         1,307
                                                                     -----------
                                                                          39,708
REAL ESTATE 0.3%
--------------------------------------------------------------------------------
British Land Co., plc                                       90,252         2,796
Land Securities Group plc                                   75,040         3,170
                                                                     -----------
                                                                           5,966
RETAILING 0.3%
--------------------------------------------------------------------------------
Home Retail Group                                           31,044           259
Kingfisher plc                                             310,070         1,461
Marks & Spencer Group plc                                  275,748         3,670
                                                                     -----------
                                                                           5,390
TELECOMMUNICATION SERVICES 1.8%
--------------------------------------------------------------------------------
BT Group plc                                             1,305,157         7,890
Vodafone Group plc                                       8,348,655        24,429
                                                                     -----------
                                                                          32,319
UTILITIES 1.1%
--------------------------------------------------------------------------------
Centrica plc                                               538,641         3,944
National Grid plc                                          405,043         6,126
Scottish Power plc                                         248,688         3,664
Scottish Southern Energy plc                               133,187         3,928
United Utilities plc                                       139,438         2,098
                                                                     -----------
                                                                          19,760
                                                                     -----------
                                                                         418,136
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $980,530)                                                        1,754,466

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

Bank of America, London
  Time Deposit
  5.00%, 02/01/07                                           21,614        21,614
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $21,614)                                                            21,614

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
PREFERRED STOCK 0.1% OF NET ASSETS

GERMANY 0.1%
--------------------------------------------------------------------------------
Porsche AG                                                   1,100         1,395
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,438)                                                              1,395

RIGHTS 0.0% OF NET ASSETS

FRANCE 0.0%
--------------------------------------------------------------------------------
Credit Agricole S.A. *                                           8            --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --

END OF INVESTMENTS.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.1% OF NET ASSETS

Securities Lending Investment
  Fund, a series of the Brown
  Brothers Investment Trust.                             1,701,871         1,702

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $1,006,408, and the unrealized appreciation and depreciation were $800,637 and ($29,570), respectively, with a net unrealized appreciation of $771,067.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                     1,214,555    1,693,467
  0.5%  SHORT-TERM INVESTMENTS                               9,112        9,112
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                1,223,667    1,702,579
  2.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                  39,102       39,102
(2.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (34,472)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,707,209

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                62,185         1,292
ArvinMeritor, Inc.                                          94,012         1,810
Bandag, Inc.                                                23,140         1,179
Cooper Tire & Rubber Co.                                    77,323         1,236
Drew Industries, Inc. *                                     20,713           574
Fleetwood Enterprises, Inc. *                               74,244           684
Lear Corp.                                                  82,635         2,798
LKQ Corp. *                                                 54,006         1,157
Modine Manufacturing Co.                                    48,491         1,268
Sauer-Danfoss, Inc.                                         69,820         2,405
Tenneco Automotive, Inc. *                                  58,618         1,363
Winnebago Industries, Inc.                                  48,930         1,641
                                                                     -----------
                                                                          17,407
BANKS 7.7%
--------------------------------------------------------------------------------
1st Source Corp.                                            19,321           558
Accredited Home Lenders Holding Co. *                       27,071           752
Alabama National Bancorp                                    23,882         1,679
Amcore Financial, Inc.                                      34,593         1,168
Anchor Bancorp Wisconsin, Inc.                              30,587           913
BancFirst Corp.                                             16,416           799
BancorpSouth, Inc.                                         114,368         2,897
Bank Mutual Corp.                                           73,693           870
BankAtlantic Bancorp, Inc.,
 Class A                                                    71,834           954
BankUnited Financial Corp.,
 Class A                                                    48,313         1,333
Boston Private Financial Holdings, Inc.                     44,772         1,295
Brookline Bancorp, Inc.                                     74,496           991
Cathay General Bancorp                                      66,222         2,295
Centennial Bank Holdings, Inc. *                            70,865           628
Central Pacific Financial Corp.                             39,332         1,537
Charter Financial Corp.                                     19,395           931
CharterMac                                                  71,623         1,513
Chemical Financial Corp.                                    35,103         1,046
Chittenden Corp.                                            64,424         1,962
Citizens Banking Corp.                                      79,428         1,947
Corus Bankshares, Inc.                                      77,748         1,656
CVB Financial Corp.                                        108,519         1,356
Doral Financial Corp. (a)                                  144,207           373
Downey Financial Corp.                                      39,030         2,792
East West Bancorp, Inc.                                     64,357         2,471
F.N.B. Corp. (a)                                            74,937         1,318
First BanCorp (a)                                          112,777         1,204
First Charter Corp.                                         39,758           956
First Citizens BancShares, Inc., Class A                    15,465         3,170
First Commonwealth Financial Corp.                          83,956         1,104
First Community Bancorp                                     29,816         1,589
First Financial Bancorp                                     61,089         1,004
First Financial Bankshares, Inc.                            30,321         1,250
First Midwest Bancorp, Inc. Illinois                        59,763         2,243
First Niagra Financial Group, Inc.                         155,736         2,257
First Republic Bank                                         32,135         1,726
FirstFed Financial Corp. *                                  21,895         1,510
FirstMerit Corp.                                            93,382         2,103
Flagstar Bancorp, Inc.                                      78,430         1,138
Fremont General Corp.                                       86,162         1,172
Frontier Financial Corp.                                    59,185         1,612
Glacier Bancorp, Inc.                                       55,611         1,305
Greater Bay Bancorp                                         71,490         1,997
Hancock Holding Co.                                         49,310         2,317
Hanmi Financial Corp.                                       68,488         1,403
International Bancshares Corp.                              79,323         2,325
Kearny Financial Corp.                                      93,878         1,457
MAF Bancorp, Inc.                                           41,486         1,864
MB Financial, Inc.                                          40,024         1,478
National City Corp.                                         67,930         2,571
National Penn Bancshares,
 Inc. (a)                                                   62,019         1,166
NBT Bancorp., Inc.                                          45,485         1,128
NewAlliance Bancshares, Inc.                               147,911         2,367
Northwest Bancorp, Inc.                                     70,928         1,872
Old National Bancorp                                        96,483         1,808
Pacific Capital Bancorp                                     63,642         2,034
Park National Corp.                                         19,953         1,966
PFF Bancorp, Inc.                                           30,461         1,032
PrivateBancorp, Inc.                                        29,276         1,095
Prosperity Bancshares, Inc.                                 38,365         1,343
Provident Bankshares Corp.                                  44,069         1,562
Provident Financial Services, Inc.                         102,351         1,863
S&T Bancorp, Inc.                                           31,881         1,105
Santander BanCorp (a)                                       68,403         1,265
Signature Bank NY *                                         32,909         1,090
Sterling Bancshares, Inc. Texas                             93,912         1,132
Sterling Financial Corp. Washington                         48,347         1,604

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Susquehanna Bancshares, Inc.                                64,808         1,636
SVB Financial Group *                                       49,523         2,310
The South Financial Group, Inc.                             83,525         2,158
Trustco Bank Corp. NY (a)                                  103,702         1,091
Trustmark Corp.                                             77,877         2,294
UCBH Holdings, Inc.                                        112,125         2,102
UMB Financial Corp.                                         61,624         2,254
Umpqua Holdings Corp.                                       53,595         1,525
United Bankshares, Inc.                                     56,322         2,057
United Community Banks, Inc. Georgia                        55,840         1,824
W Holding Co., Inc. (a)                                    209,214         1,100
Washington Federal, Inc.                                   117,539         2,726
WesBanco, Inc.                                              32,298         1,027
Westamerica Bancorp                                         43,470         2,167
Western Alliance Bancorp *                                  31,231         1,049
Wintrust Financial Corp.                                    29,655         1,358
                                                                     -----------
                                                                         130,899
CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                            39,130         1,501
A.S.V., Inc. *                                              30,875           523
AAR Corp. *                                                 44,997         1,340
Actuant Corp., Class A                                      36,574         1,821
Acuity Brands, Inc.                                         64,532         3,744
AGCO Corp. *                                               125,945         4,278
Albany International Corp.,
 Class A                                                    42,500         1,442
Applied Industrial Technologies, Inc.                       68,166         1,671
Armor Holdings, Inc. *                                      45,516         2,754
Astec Industries, Inc. *                                    23,395           842
Baldor Electric Co.                                         46,308         1,636
Barnes Group, Inc.                                          63,640         1,363
BE Aerospace, Inc. *                                        79,551         2,369
Beacon Roofing Supply, Inc. *                               47,182           983
Belden CDT, Inc.                                            63,093         2,729
Blount International, Inc. *                                56,662           738
Briggs & Stratton Corp.                                     63,693         1,888
Bucyrus International, Inc.,
 Class A                                                    37,846         1,756
Builders FirstSource, Inc. *                                18,760           340
Ceradyne, Inc. *                                            34,012         1,839
Clarcor, Inc.                                               71,898         2,492
Curtiss-Wright Corp.                                        54,756         2,091
DHB Industries, Inc. *                                      19,920            68
DRS Technologies, Inc.                                      52,091         2,886
ElkCorp                                                     25,396         1,101
EMCOR Group, Inc. *                                         47,202         2,710
Encore Wire Corp.                                           29,441           700
Energy Conversion Devices, Inc. *                           41,063         1,415
ESCO Technologies, Inc. *                                   35,469         1,694
Esterline Technologies Corp. *                              30,311         1,212
Evergreen Solar, Inc. (a)*                                  66,889           561
Federal Signal Corp.                                        71,459         1,173
Franklin Electric Co., Inc.                                 28,318         1,427
Freightcar America, Inc.                                    17,490         1,016
Gardner Denver, Inc. *                                      71,912         2,772
GATX Corp.                                                  67,590         3,082
GenCorp, Inc. *                                             76,552         1,145
General Cable Corp. *                                       71,832         3,098
Genlyte Group, Inc. *                                       41,815         3,168
Granite Construction, Inc.                                  56,156         3,008
Griffon Corp. *                                             43,450         1,119
H&E Equipment Services, Inc. *                              48,927         1,152
Hexcel Corp. (a)*                                           91,783         1,766
Infrasource Services, Inc. *                                32,158           683
Interline Brands, Inc. *                                    43,134           980
Ionatron, Inc. *                                            75,240           388
Jacuzzi Brands, Inc. *                                     105,290         1,309
Kaydon Corp.                                                44,235         1,907
Lennox International, Inc.                                  86,403         2,622
Lincoln Electric Holdings, Inc.                             57,525         3,496
Middleby Corp. *                                            10,826         1,210
Moog, Inc., Class A *                                       53,872         2,101
Mueller Industries, Inc.                                    48,924         1,593
NACCO Industries, Inc., Class A                             11,477         1,658
Navistar International Corp. *                              94,419         4,177
NCI Building Systems, Inc. *                                27,506         1,566
Nordson Corp.                                               49,343         2,552
Orbital Sciences Corp. *                                    77,536         1,323
Perini Corp. *                                              25,130           759
Quanta Services, Inc. *                                    170,136         3,500
Regal Beloit Corp.                                          42,447         2,136
Sequa Corp., Class A *                                      14,713         1,854
Simpson Manufacturing Co., Inc. (a)(b)                      60,694         1,985
TAL International Group, Inc.                               44,122         1,163
Teledyne Technologies, Inc. *                               46,925         1,790
The Toro Co.                                                60,335         3,093
Triumph Group, Inc.                                         21,101         1,186
UAP Holding Corp.                                           62,413         1,563
Universal Forest Products, Inc.                             22,762         1,113
URS Corp. *                                                 67,253         2,890
Valmont Industries, Inc.                                    39,547         2,194
Vicor Corp.                                                 55,668           591
Wabtec Corp.                                                63,550         2,035
Washington Group International, Inc. *                      36,647         2,094
Watsco, Inc.                                                34,982         1,785
Watts Water Technologies, Inc., Class A                     43,107         1,895
Williams Scotsman International, Inc. *                     54,033         1,093
Woodward Governor Co.                                       47,317         1,980
                                                                     -----------
                                                                         140,677
COMMERCIAL SERVICES & SUPPLIES 3.6%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                        68,209         1,762
Acco Brands Corp. *                                         58,123         1,402
Administaff, Inc.                                           40,110         1,642
American Reprographics Co. *                                60,006         1,879
Brady Corp., Class A                                        61,729         2,312
Cenveo, Inc. *                                              47,842         1,119
Consolidated Graphics, Inc. *                               22,600         1,401
Corrections Corp. of America *                              81,973         3,994
CoStar Group, Inc. *                                        21,783         1,034
Deluxe Corp.                                                58,446         1,749
First Advantage Corp. *                                     52,008         1,175
FTI Consulting, Inc. *                                      55,008         1,508

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
G&K Services, Inc., Class A                                 23,530           877
IHS, Inc. *                                                 76,340         2,905
IKON Office Solutions, Inc.                                201,121         2,997
John H. Harland Co.                                         42,260         2,129
Kelly Services, Inc., Class A                               48,023         1,489
Knoll, Inc.                                                 70,603         1,553
Korn/Ferry International *                                  57,161         1,365
Labor Ready, Inc. *                                         74,014         1,390
McGrath Rentcorp                                            24,932           764
Mine Safety Appliances Co.                                  47,289         1,814
Mobile Mini, Inc. *                                         31,368           834
Navigant Consulting, Inc. *                                 58,748         1,221
PHH Corp. *                                                 73,463         2,150
Resources Connection, Inc. *                                58,250         1,829
Rollins, Inc.                                              100,250         2,187
School Specialty, Inc. *                                    30,293         1,180
TeleTech Holdings, Inc. *                                   98,100         2,644
Tetra Tech, Inc. *                                          78,478         1,411
The Advisory Board Co. *                                    26,676         1,502
United Stationers, Inc. *                                   41,467         2,113
Viad Corp.                                                  30,896         1,296
Waste Connections, Inc. *                                   57,629         2,511
Watson Wyatt & Co., Holdings                                58,181         2,577
                                                                     -----------
                                                                          61,715
CONSUMER DURABLES & APPAREL 3.8%
--------------------------------------------------------------------------------
American Greetings Corp.,
  Class A                                                   91,711         2,203
Blyth, Inc.                                                 49,309         1,025
Brookfield Homes Corp.                                      35,727         1,297
Brown Shoe Co., Inc.                                        36,250         1,970
Callaway Golf Co.                                           94,369         1,559
Carter's, Inc. *                                            75,514         1,918
Champion Enterprises, Inc. *                                91,233           749
Columbia Sportswear Co.                                     51,019         3,308
Crocs, Inc. *                                               49,709         2,502
Ethan Allen Interiors, Inc.                                 46,579         1,755
Fossil, Inc. *                                              81,866         1,843
Furniture Brands International, Inc. (a)                    68,702         1,145
JAKKS Pacific, Inc. *                                       37,574           762
Jarden Corp. *                                              75,508         2,769
K-Swiss, Inc., Class A                                      41,928         1,326
Kellwood Co.                                                40,528         1,329
Kimball International, Inc., Class B                        12,351           304
La-Z-Boy, Inc. (a)                                          69,209           891
Leapfrog Enterprises, Inc. *                                69,425           744
Marvel Entertainment, Inc. *                               122,630         3,424
Meritage Homes Corp. *                                      32,185         1,431
Oakley, Inc.                                                83,709         1,939
Oxford Industries, Inc.                                     20,018           957
Phillips-Van Heusen Corp.                                   58,775         3,241
Polaris Industries, Inc.                                    52,123         2,437
Quiksilver, Inc. *                                         142,112         2,019
RC2 Corp. *                                                 25,886         1,023
Skechers U.S.A., Inc., Class A *                            56,178         1,991
Technical Olympic USA, Inc.                                 73,701           702
Tempur-Pedic International, Inc.                           110,662         2,634
The Warnaco Group, Inc. *                                   57,363         1,623
The Yankee Candle Co., Inc.                                 58,346         2,021
Tupperware Corp.                                            76,811         1,792
Under Armour, Inc. (a)*                                     61,820         3,141
Volcom, Inc. *                                              29,290           937
WCI Communities, Inc. *                                     56,688         1,227
Whirlpool Corp.                                                172            16
Wolverine World Wide, Inc.                                  83,436         2,567
                                                                     -----------
                                                                          64,521
CONSUMER SERVICES 4.9%
--------------------------------------------------------------------------------
American Real Estate Partners L.P.                          55,192         5,947
Ameristar Casinos, Inc.                                     76,075         2,322
Applebee's International, Inc.                             100,230         2,530
Bally Technologies, Inc. *                                  71,762         1,377
Bob Evans Farms, Inc.                                       47,146         1,602
Bright Horizons Family Solutions, Inc. *                    37,188         1,457
CBRL Group, Inc.                                            27,553         1,292
CEC Entertainment, Inc. *                                   45,538         1,926
Cedar Fair L.P. *                                           70,332         2,011
Chipotle Mexican Grill, Inc.,
  Class A *                                                 43,847         2,605
CKE Restaurants, Inc.                                       83,079         1,642
Corinthian Colleges, Inc. *                                120,729         1,577
DeVry, Inc.                                                 98,080         2,762
Domino's Pizza, Inc.                                        90,379         2,582
Escala Group, Inc. *                                        38,196           138
Gaylord Entertainment Co. *                                 53,835         2,975
IHOP Corp.                                                  31,472         1,674
Isle of Capri Casinos, Inc. *                               36,884           917
Jack in the Box, Inc. *                                     53,081         3,280
Jackson Hewitt Tax Service, Inc.                            48,676         1,780
Landry's Restaurants, Inc.                                  27,036           810
Life Time Fitness, Inc. *                                   45,677         2,476
Marcus Corp.                                                29,083           695
Matthews International Corp., Class A                       40,284         1,634
Orient-Express Hotels Ltd., Class A                         77,272         3,682
P.F. Chang's China Bistro, Inc. *                           33,142         1,313
Papa John's International, Inc. *                           49,255         1,360
Pinnacle Entertainment, Inc. *                              63,985         2,209
RARE Hospitality International, Inc. *                      42,882         1,353
Red Robin Gourmet Burgers, Inc. *                           18,227           652
Regis Corp.                                                 57,249         2,392
Ruby Tuesday, Inc.                                          77,514         2,218
Shuffle Master, Inc. *                                      41,612         1,107
Six Flags, Inc. (a)*                                       101,908           586
Sonic Corp. *                                              114,429         2,541
Sotheby's                                                   78,741         2,920
Speedway Motorsports, Inc.                                  60,484         2,333
Steiner Leisure Ltd. *                                      28,609         1,338
Strayer Education, Inc.                                     19,371         2,204
Texas Roadhouse, Inc., Class A *                            85,396         1,156
Triarc Cos., Class B                                       101,831         1,991

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Universal Technical Institute, Inc. *                       37,056           876
Vail Resorts, Inc. *                                        51,871         2,399
WMS Industries, Inc. *                                      44,201         1,753
                                                                     -----------
                                                                          84,394
DIVERSIFIED FINANCIALS 2.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                 115,065         1,606
Calamos Asset Management, Inc., Class A                     32,096           879
Cash America International, Inc.                            44,470         1,899
Cohen & Steers, Inc.                                        41,928         2,044
CompuCredit Corp. *                                         68,200         2,414
Credit Acceptance Corp. *                                   32,166           935
Financial Federal Corp.                                     36,123         1,033
GAMCO Investors, Inc., Class A                              42,031         1,632
GFI Group, Inc. *                                           37,342         2,389
Greenhill & Co., Inc.                                       40,182         3,011
International Securities Exchange, Inc.                     51,848         2,148
Investment Technology Group, Inc. *                         63,465         2,767
Knight Capital Group, Inc.,
  Class A *                                                144,772         2,616
LaBranche & Co., Inc. *                                     82,987           778
OptionsXpress Holdings, Inc.                                82,447         1,958
Piper Jaffray Cos., Inc. *                                  30,339         2,092
Portfolio Recovery Associates, Inc. (a)*                    20,743           902
TradeStation Group, Inc. *                                  58,079           741
W.P. Carey & Co. LLC                                        51,366         1,626
W.P. Stewart & Co., Ltd.                                    57,051           893
Waddell & Reed Financial, Inc., Class A                    115,139         2,956
                                                                     -----------
                                                                          37,319
ENERGY 7.9%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                             50,610         1,732
Alon USA Energy, Inc.                                       64,178         1,726
Alpha Natural Resources, Inc. *                             72,661           979
Atlas America, Inc. *                                       25,609         1,371
ATP Oil & Gas Corp. *                                       32,533         1,353
Atwood Oceanics, Inc. *                                     40,404         1,954
Basic Energy Services, Inc. *                               47,102         1,117
Berry Petroleum Co., Class A                                56,612         1,757
Bill Barrett Corp. (a)*                                     55,093         1,702
Boardwalk Pipeline Partners LP                             136,435         4,824
Bois d'Arc Energy, Inc. *                                   84,902         1,304
BP Prudhoe Bay Royalty Trust                                29,865         2,183
Bristow Group, Inc. *                                       30,287         1,131
Buckeye Partners L.P. *                                     52,908         2,741
CARBO Ceramics, Inc.                                        30,420         1,122
Compagnie Generale de Geophysique-Veritas S.A. *            96,650         3,838
Comstock Resources, Inc. *                                  50,726         1,621
Crosstex Energy L.P. (a)                                    31,183         1,210
Crosstex Energy, Inc.                                       31,044         1,018
Delta Petroleum Corp. *                                     52,127         1,144
Dorchester Minerals L.P.                                    39,409           862
Dril-Quip, Inc. *                                           51,350         1,910
Encore Acquisition Co. *                                    63,377         1,645
Energy Partners, Ltd. *                                     46,878         1,015
Evergreen Energy, Inc. (a)*                                101,457           912
EXCO Resources, Inc. *                                     127,851         2,148
Foundation Coal Holdings, Inc.                              59,578         1,983
General Maritime Corp.                                      52,796         1,927
Giant Industries, Inc. *                                    20,130         1,507
Global Industries Ltd. *                                   158,982         2,141
Grey Wolf, Inc. *                                          266,348         1,819
Hanover Compressor Co. *                                   133,762         2,588
Hercules Offshore, Inc. *                                   42,204         1,116
Holly Corp.                                                 79,906         4,210
Hornbeck Offshore Services, Inc. *                          37,545         1,033
Hugoton Royalty Trust                                       55,820         1,406
Hydril Co. *                                                30,414         2,406
Inergy Holdings L.P. (a)                                    18,510           749
Inergy, L.P. *                                              54,952         1,699
International Coal Group, Inc. *                           113,868           544
Lone Star Technologies, Inc. *                              40,425         1,955
Lufkin Industries, Inc.                                     14,195           850
Magellan Midstream Holdings L.P.                            87,425         2,124
Magellan Midstream Partners (a)                             88,608         3,705
Natural Resource Partners L.P.                              33,263         2,022
Newpark Resources, Inc. *                                   81,810           517
Oceaneering International, Inc. *                           70,322         2,776
Oil States International, Inc. *                            63,236         1,822
OMI Corp.                                                  104,787         2,312
Overseas Shipholding Group, Inc.                            53,961         3,353
Parker Drilling Co. *                                      155,165         1,437
Penn Virginia Corp.                                         25,289         1,853
Penn Virginia Resource Partners, L.P. (a)*                  41,446         1,088
Petrohawk Energy Corp. *                                   193,850         2,237
Petroleum Development Corp. *                               19,903         1,020
Pioneer Drilling Co. *                                      64,031           811
Plains All American Pipeline, L.P.                          32,500         1,750
Regency Energy Partners L.P.                                53,320         1,506
RPC, Inc.                                                  125,889         2,241
Seacor Holdings, Inc. *                                     34,616         3,504
Ship Finance International Ltd. (a)                         95,125         2,257
Stone Energy Corp. *                                        34,269         1,165
Sunoco Logistics Partners L.P. (a)                          25,986         1,355
Superior Energy Services, Inc. *                           104,787         3,177
Swift Energy Co. *                                          39,001         1,729
TETRA Technologies, Inc. *                                  85,674         1,984
The Houston Exploration Co. *                               36,501         1,910
Universal Compression Holdings, Inc. *                      39,803         2,406
USEC, Inc. *                                               116,923         1,585
W-H Energy Services, Inc. *                                 34,578         1,569
Warren Resources, Inc. (a)*                                 47,045           522
Western Refining, Inc.                                      92,722         2,536
Whiting Petroleum Corp. *                                   46,811         2,133
World Fuel Services Corp.                                   34,978         1,604
                                                                     -----------
                                                                         134,262
FOOD & STAPLES RETAILING 1.1%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                                64,726         1,652

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Central European Distribution Corp. *                       24,517           723
Longs Drug Stores Corp.                                     52,605         2,262
Performance Food Group Co. *                                48,074         1,426
Rite Aid Corp. *                                           721,895         4,447
Ruddick Corp.                                               57,956         1,611
The Great Atlantic & Pacific Tea Co., Inc.                  56,990         1,645
The Pantry, Inc. *                                          30,276         1,478
United Natural Foods, Inc. *                                53,282         1,760
Weis Markets, Inc.                                          37,793         1,636
                                                                     -----------
                                                                          18,640
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.                         57,002           905
Corn Products International, Inc.                          101,390         3,473
Delta & Pine Land Co.                                       43,215         1,759
Flowers Foods, Inc.                                         81,284         2,286
Fresh Del Monte Produce, Inc.                               80,046         1,233
Hansen Natural Corp. (a)*                                  112,460         4,284
Lancaster Colony Corp.                                      43,543         1,905
Pilgrim's Pride Corp., Class B                              88,880         2,815
Ralcorp Holdings, Inc. *                                    36,235         2,005
Seaboard Corp. (b)                                           1,775         3,420
The Hain Celestial Group, Inc. *                            47,931         1,409
Tootsie Roll Industries, Inc.                               72,392         2,296
Universal Corp.                                             31,545         1,524
Vector Group Ltd.                                           71,250         1,280
                                                                     -----------
                                                                          30,594
HEALTH CARE EQUIPMENT & SERVICES 5.0%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                     58,875         1,802
American Medical Systems Holdings, Inc. (a)*                95,025         1,891
AMERIGROUP Corp. *                                          69,442         2,518
Analogic Corp.                                              15,054           884
Apria Healthcare Group, Inc. *                              69,737         1,937
Arrow International, Inc.                                   58,720         1,976
Arthrocare Corp. *                                          32,330         1,193
Biosite, Inc. (a)*                                          23,575         1,270
Brookdale Senior Living, Inc. (a)                           78,669         3,776
Centene Corp. *                                             51,692         1,288
Chemed Corp. (b)                                            32,900         1,201
Conor Medsystems, Inc. *                                    41,331         1,373
Cyberonics, Inc. *                                          29,385           619
Eclipsys Corp. *                                            57,467         1,126
ev3, Inc. *                                                 46,423           855
Foxhollow Technologies, Inc. *                              26,404           542
Genesis HealthCare Corp. *                                  27,778         1,701
Haemonetics Corp. *                                         33,655         1,623
HealthExtras, Inc. *                                        47,365         1,211
Healthspring, Inc. *                                        79,949         1,573
Healthways, Inc. *                                          47,563         2,160
Immucor, Inc. *                                             93,954         2,963
Integra LifeSciences Holdings *                             40,148         1,728
Invacare Corp.                                              38,911           840
inVentiv Health, Inc. *                                     37,301         1,309
Inverness Medical Innovations, Inc. *                       26,856         1,107
Kindred Healthcare, Inc. *                                  51,492         1,478
Kyphon, Inc. *                                              55,736         2,608
LCA-Vision, Inc.                                            25,343           981
LifePoint Hospitals, Inc. *                                 71,941         2,445
Magellan Health Services, Inc. *                            51,010         2,082
Matria Healthcare, Inc. *                                   21,841           603
Mentor Corp. (b)                                            59,996         3,059
Molina Healthcare, Inc. *                                   44,813         1,382
Odyssey Healthcare, Inc. *                                  48,141           597
Owens & Minor, Inc.                                         51,592         1,726
PolyMedica Corp. (a)                                        31,147         1,247
PSS World Medical, Inc. *                                   90,366         1,809
Psychiatric Solutions, Inc. *                               71,054         2,767
Sirona Dental Systems, Inc. *                               22,565           966
Steris Corp.                                                95,958         2,480
Sunrise Senior Living, Inc. *                               59,277         2,120
SurModics, Inc. *                                           25,819           928
Symmetry Medical, Inc. *                                    38,991           537
The TriZetto Group, Inc. *                                  60,080         1,246
Thoratec Corp. *                                            66,726         1,202
United Surgical Partners International, Inc. *              60,344         1,839
Viasys Healthcare, Inc. *                                   32,484           956
WebMD Health Corp., Class A *                               69,724         3,441
WellCare Health Plans, Inc. *                               54,593         4,230
West Pharmaceutical Services, Inc.                          44,265         2,148
                                                                     -----------
                                                                          85,343
HOUSEHOLD & PERSONAL PRODUCTS 0.8%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                                  22,392         1,003
Chattem, Inc. *                                             26,313         1,511
Elizabeth Arden, Inc. *                                     33,898           641
NBTY, Inc. *                                                94,529         4,901
Nu Skin Enterprises, Inc., Class A                          96,822         1,786
Playtex Products, Inc. *                                    88,541         1,247
Revlon, Inc. (b)*                                          533,983           684
Spectrum Brands, Inc. *                                     54,470           659
USANA Health Sciences, Inc. *                               26,529         1,408
                                                                     -----------
                                                                          13,840
INSURANCE 4.2%
--------------------------------------------------------------------------------
21st Century Insurance Group                               114,205         2,426
Alfa Corp.                                                 115,511         2,179
American Equity Investment Life Holding Co.                 49,964           640
Arch Capital Group Ltd. *                                   47,627         3,076
Argonaut Group, Inc. *                                      46,100         1,546
Aspen Insurance Holdings Ltd.                              105,962         2,715
Assured Guaranty Ltd.                                       99,237         2,604
CNA Surety Corp. *                                          69,800         1,483
Commerce Group, Inc.                                        93,348         2,817
Delphi Financial Group, Inc., Class A                       71,880         2,835
FBL Financial Group, Inc., Class A                          45,368         1,761

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
Great American Financial Resources, Inc.                    81,565         1,806
Harleysville Group, Inc.                                    48,963         1,665
Hilb, Rogal & Hobbs Co.                                     54,619         2,308
Horace Mann Educators Corp.                                 59,678         1,183
Infinity Property & Casualty Corp.                          28,892         1,382
IPC Holdings, Ltd.                                          86,677         2,553
LandAmerica Financial Group, Inc.                           27,433         1,730
Max Re Capital Ltd.                                         79,384         1,905
Montpelier Re Holdings Ltd.                                124,449         2,169
National Financial Partners Corp.                           45,638         2,241
National Western Life Insurance Co., Class A                 5,594         1,284
Navigators Group, Inc. *                                    21,485         1,027
Odyssey Re Holdings Corp.                                   96,583         3,810
Ohio Casualty Corp.                                         85,043         2,512
Platinum Underwriters Holdings, Ltd.                        73,457         2,193
ProAssurance Corp. *                                        46,189         2,346
RLI Corp.                                                   35,155         1,946
Scottish Re Group Ltd.                                      68,688           323
Selective Insurance Group, Inc.                             42,857         2,205
State Auto Financial Corp.                                  62,256         2,003
Stewart Information Services Corp.                          23,843         1,002
The Phoenix Cos., Inc.                                     143,992         2,164
United Fire & Casualty Co.                                  34,300         1,161
Universal American Financial Corp. *                        85,502         1,612
USI Holdings Corp. *                                        61,971         1,024
Zenith National Insurance Corp.                             46,945         2,145
                                                                     -----------
                                                                          71,781
MATERIALS 5.2%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                           42,709           892
AK Steel Holding Corp. *                                   160,619         3,379
Albemarle Corp.                                             63,716         4,969
AMCOL International Corp.                                   34,352         1,033
Aptargroup, Inc.                                            47,563         2,902
Arch Chemicals, Inc.                                        32,672         1,102
Bowater, Inc.                                               66,581         1,822
Carpenter Technology Corp.                                  36,101         4,227
Century Aluminum Co. *                                      40,074         1,827
CF Industries Holdings, Inc.                                76,753         2,341
Chaparral Steel Co.                                         63,646         3,264
Cleveland-Cliffs, Inc.                                      54,698         2,990
Coeur d'Alene Mines Corp. *                                316,606         1,387
Compass Minerals International, Inc.                        43,082         1,337
Ferro Corp.                                                 53,277         1,135
Georgia Gulf Corp.                                          41,655           867
Gibraltar Industries, Inc.                                  44,711         1,097
Graphic Packaging Corp. *                                  215,915         1,043
Greif, Inc., Class A                                        33,931         3,879
H.B. Fuller Co.                                             84,816         2,194
Headwaters, Inc. *                                          55,014         1,250
Hercules, Inc. *                                           163,614         3,208
Kronos Worldwide, Inc.                                      49,005         1,743
MacDermid, Inc.                                             42,282         1,467
Metal Management, Inc.                                      35,021         1,437
Minerals Technologies, Inc.                                 25,461         1,479
NL Industries, Inc.                                         62,046           671
Olin Corp.                                                  93,291         1,571
PolyOne Corp. *                                            123,875           908
Quanex Corp.                                                56,404         2,210
Rockwood Holdings, Inc. *                                   98,688         2,615
Royal Gold, Inc.                                            32,138         1,035
RPM International, Inc.                                    134,451         3,123
RTI International Metals, Inc. *                            25,166         2,057
Ryerson Tull, Inc.                                          33,292         1,044
Schnitzer Steel Industries, Inc., Class A                   39,055         1,504
Sensient Technologies Corp.                                 65,425         1,615
Silgan Holdings, Inc.                                       55,912         2,618
Spartech Corp.                                              44,813         1,256
Steel Dynamics, Inc.                                       129,724         5,086
Stillwater Mining Co. *                                    113,541         1,471
Symyx Technologies, Inc. *                                  44,812           870
Texas Industries, Inc.                                      30,751         2,258
Wausau-Mosinee Paper Corp.                                  58,820           838
Worthington Industries, Inc.                               112,560         2,159
                                                                     -----------
                                                                          89,180
MEDIA 2.2%
--------------------------------------------------------------------------------
Advo, Inc.                                                  37,205         1,220
Arbitron, Inc.                                              41,256         1,913
Catalina Marketing Corp.                                    67,006         1,913
Citadel Broadcasting Co.                                   171,124         1,817
CKX, Inc. *                                                 87,671         1,132
Crown Media Holdings, Inc., Class A *                       57,213           233
Cumulus Media, Inc., Class A *                              72,889           754
Entercom Communications Corp.                               58,784         1,657
Entravision Communications Corp. *                          58,927           471
Gemstar -- TV Guide International, Inc. (b)*               472,286         1,908
Hearst-Argyle Television, Inc.                              71,980         1,880
Journal Communications, Inc., Class A                       98,678         1,329
Lee Enterprises, Inc.                                       54,740         1,819
Live Nation, Inc. *                                         90,289         2,228
Martha Stewart Living Omnimedia, Class A                    72,005         1,326
Media General, Inc., Class A                                32,336         1,294
Mediacom Communications Corp., Class A *                   163,086         1,293
Morningstar, Inc. *                                         41,951         1,921
Radio One, Inc., Class A *                                 154,088         1,128
RCN Corp. *                                                 50,068         1,487
Readers Digest Association, Inc., Class A                  128,843         2,176
Scholastic Corp. *                                          55,269         1,954
Sun-Times Media Group, Inc., Class A                       134,680           598
Valassis Communications, Inc. *                             65,162         1,002
Westwood One, Inc.                                         106,610           739

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
World Wrestling Entertainment, Inc.                         97,288         1,564
                                                                     -----------
                                                                          36,756
PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                      44,510         1,996
Adolor Corp. *                                              54,247           379
Alexion Pharmaceuticals, Inc. (a)*                          39,628         1,647
Alpharma, Inc., Class A                                     73,230         2,018
Applera Corp. - Celera Genomics Group *                    101,917         1,616
Bio-Rad Laboratories, Inc.,
  Class A *                                                 34,631         2,980
BioMarin Pharmaceuticals, Inc. *                           102,214         1,936
Bruker BioSciences Corp. *                                  32,426           242
Cubist Pharmaceuticals, Inc. *                              60,332         1,110
CV Therapeutics, Inc. (a)*                                  52,063           702
Digene Corp. *                                              31,316         1,611
Dionex Corp. *                                              24,844         1,476
eResearch Technology, Inc. *                                47,155           330
Exelixis, Inc. *                                            66,572           652
Human Genome Sciences, Inc. *                              167,581         1,974
Idenix Pharmaceuticals, Inc. (a)*                           45,058           401
Illumina, Inc. *                                            50,994         2,083
KV Pharmaceutical Co., Class A *                            68,701         1,733
MannKind Corp. *                                            36,232           600
Martek Biosciences Corp. *                                  38,976           909
Medarex Inc *                                              145,550         1,961
Medicis Pharmaceutical Corp., Class A (a)                   74,549         2,828
MGI Pharma, Inc. (b)*                                       99,791         1,918
Momenta Pharmaceuticals, Inc. *                             30,383           586
Myriad Genetics, Inc. *                                     46,765         1,671
Nektar Therapeutics *                                      110,171         1,399
New River Pharmaceuticals, Inc. (a)*                        31,777         1,776
Nuvelo, Inc. *                                              65,908           230
Onyx Pharmaceuticals, Inc. *                                49,666           589
OSI Pharmaceuticals, Inc. *                                 74,491         2,534
Par Pharmaceutical Cos., Inc. *                             42,280         1,115
Parexel International Corp. *                               12,509           410
Perrigo Co.                                                130,651         2,258
Progenics Pharmaceuticals, Inc. *                           33,697         1,010
Regeneron Pharmaceuticals, Inc. *                           74,349         1,479
Salix Pharmaceuticals Ltd. *                                63,733           905
Sciele Pharma, Inc. *                                       49,432         1,174
Tanox, Inc. *                                               56,454         1,096
Telik, Inc. (a)*                                            63,826           428
The Medicines Co. *                                         60,508         1,853
Theravance, Inc. *                                          80,538         2,764
United Therapeutics Corp. *                                 31,576         1,693
Valeant Pharmaceuticals International                      127,586         2,249
Varian, Inc. *                                              46,771         2,503
Ventana Medical Systems, Inc. *                             48,506         2,042
ViroPharma, Inc. *                                          93,374         1,590
ZymoGenetics, Inc. *                                        82,977         1,324
                                                                     -----------
                                                                          67,780
REAL ESTATE 7.0%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                          7,210         3,121
Alexandria Real Estate Equities, Inc.                       30,329         3,286
American Financial Realty Trust                            179,117         2,003
American Home Mortgage Investment Corp.                     69,169         2,417
Annaly Mortgage Management, Inc.                           169,245         2,332
Biomed Property Trust, Inc.                                 62,234         1,856
Commercial Net Lease Realty                                 75,126         1,784
Corporate Office Properties Trust SBI                       53,449         2,848
Cousins Properties, Inc.                                    70,545         2,761
Digital Realty Trust, Inc.                                  27,304           981
EastGroup Properties, Inc.                                  30,590         1,675
Entertainment Properties Trust                              34,955         2,267
Equity Inns, Inc.                                           73,687         1,216
Equity Lifestyle Properties, Inc.                           31,859         1,760
Equity One, Inc.                                           104,337         2,894
Extra Space Storage, Inc.                                   51,858         1,024
FelCor Lodging Trust, Inc.                                  82,894         1,829
First Industrial Realty Trust, Inc.                         60,301         2,850
Franklin Street Properties Corp.                            76,865         1,580
Friedman, Billings, Ramsey Group, Inc.,
  Class A (a)                                              218,817         1,720
Getty Realty Corp.                                          34,442         1,073
Glimcher Realty Trust (a)                                   49,548         1,400
Healthcare Realty Trust, Inc.                               65,681         2,784
Highwoods Properties, Inc.                                  72,342         3,161
Home Properties, Inc.                                       42,465         2,730
Inland Real Estate Corp.                                    93,136         1,883
Innkeepers USA Trust                                        52,723           864
Kilroy Realty Corp.                                         39,658         3,444
KKR Financial Corp.                                        108,363         2,932
LaSalle Hotel Properties                                    49,326         2,348
Lexington Corp. Properties Trust                            72,291         1,538
Longview Fibre Co.                                          78,221         1,641
Maguire Properties, Inc.                                    59,535         2,587
Mid-America Apartment Communities, Inc.                     30,352         1,825
Move, Inc. *                                               181,052         1,144
National Health Investors, Inc.                             38,368         1,232
Nationwide Health Properties, Inc.                          91,080         3,035
Newcastle Investment Corp.                                  60,230         1,953
Novastar Financial, Inc. (a)                                41,026           871
Omega Healthcare Investors, Inc.                            77,858         1,412
Pennsylvania Real Estate Investment Trust                   50,312         2,148
Post Properties, Inc.                                       54,967         2,666
Potlatch Corp.                                              50,803         2,398
PS Business Parks, Inc.                                     30,438         2,289
RAIT Investment Trust                                       38,506         1,440
Realty Income Corp.                                        115,196         3,315
Redwood Trust, Inc.                                         34,329         2,182
Senior Housing Properties Trust                            100,216         2,608

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Sovran Self Storage, Inc.                                   22,026         1,322
Spirit Finance Corp.                                       111,121         1,391
Strategic Hotel & Resorts, Inc.                             67,931         1,462
Sunstone Hotel Investors, Inc.                              74,509         2,108
Tanger Factory Outlet Centers, Inc.                         43,034         1,747
Taubman Centers, Inc.                                       68,483         3,991
Tejon Ranch Co. *                                           19,392         1,048
Trustreet Properties, Inc.                                  92,532         1,567
U-store-It Trust                                            75,979         1,669
Washington Real Estate Investment Trust                     58,282         2,492
                                                                     -----------
                                                                         119,904
RETAILING 5.4%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                      97,006         1,441
Aaron Rents, Inc.                                           64,371         1,900
Aeropostale, Inc. *                                         71,988         2,587
bebe stores, Inc. (b)                                      122,563         2,270
Big Lots, Inc. *                                           161,833         4,196
Blockbuster, Inc., Class A *                               265,621         1,724
Borders Group, Inc.                                         89,850         1,885
Building Material Holding Corp.                             35,248           840
Cabela's, Inc., Class A *                                   84,836         2,034
Charming Shoppes, Inc. *                                   170,253         2,234
Christopher & Banks Corp.                                   48,724           866
Coldwater Creek, Inc. *                                    120,979         2,256
Conn's, Inc. *                                              26,403           620
CSK Auto Corp. *                                            61,103         1,012
Dick's Sporting Goods, Inc. *                               68,840         3,545
DSW, Inc. *                                                 58,697         2,353
Genesco, Inc. *                                             29,044         1,144
Group 1 Automotive, Inc.                                    31,664         1,678
Guess?, Inc. *                                              62,886         4,535
Guitar Center, Inc. *                                       32,874         1,504
Hibbett Sporting Goods, Inc. *                              45,775         1,470
Jos. A. Bank Clothiers, Inc. *                              23,212           719
Keystone Automotive Industries, Inc. *                      20,135           722
NetFlix, Inc. (a)*                                          82,886         1,890
New York & Co., Inc. *                                      70,523         1,030
Nutri/System, Inc. (a)*                                     42,048         1,852
OfficeMax, Inc.                                             96,592         4,664
Pacific Sunwear of California, Inc. *                       94,761         1,857
Payless Shoesource, Inc. *                                 104,919         3,562
Pier 1 Imports, Inc. (a)                                   114,402           775
Priceline.com, Inc. *                                       54,130         2,307
Rent-A-Center, Inc. *                                       98,405         2,899
Select Comfort Corp. (a)*                                   66,001         1,217
Sonic Automotive, Inc.                                      40,832         1,280
Stage Stores, Inc.                                          32,818         1,053
Stamps.com, Inc. *                                          27,811           407
Stein Mart, Inc.                                            53,599           724
Talbots, Inc.                                               74,770         1,765
The Buckle, Inc.                                            37,176         1,248
The Cato Corp., Class A                                     11,504           260
The Children's Place Retail Stores, Inc. *                  34,813         1,887
The Dress Barn, Inc. *                                      84,512         1,899
The Finish Line, Class A                                    57,517           735
The Gymboree Corp. *                                        42,910         1,858
The Men's Wearhouse, Inc. (b)                               79,445         3,411
The Pep Boys - Manny, Moe & Jack                            75,504         1,156
Tuesday Morning Corp.                                       49,425           823
Tween Brands, Inc. *                                        46,055         1,575
United Auto Group, Inc.                                    123,616         2,963
VistaPrint Ltd. *                                           48,900         2,107
Zale Corp. (b)*                                             68,744         1,892
                                                                     -----------
                                                                          92,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. *                                      125,998         1,303
Amkor Technology, Inc. *                                   245,218         2,582
Applied Micro Circuits Corp. (b)*                          422,363         1,453
Atheros Communications *                                    62,643         1,488
ATMI, Inc. *                                                51,954         1,737
Axcelis Technologies, Inc. *                               135,141           870
Brooks Automation, Inc. *                                  114,831         1,599
Cabot Microelectronics Corp. *                              34,600         1,045
Cirrus Logic, Inc. *                                       139,004         1,031
Conexant Systems, Inc. (b)*                                617,555         1,149
Credence Systems Corp. *                                   138,747           676
Cree, Inc. (a)*                                            101,396         1,560
Cymer, Inc. *                                               53,965         2,279
Diodes, Inc. *                                              35,154         1,289
DSP Group, Inc. *                                           31,411           659
Entegris, Inc. *                                           189,572         2,034
FormFactor, Inc. *                                          57,373         2,332
Genesis Microchip, Inc. *                                   46,089           365
Hittite Microwave Corp. *                                   39,909         1,388
Micrel, Inc. *                                             116,105         1,174
Microsemi Corp. *                                           86,019         1,566
MKS Instruments, Inc. *                                     84,499         1,848
OmniVision Technologies, Inc. *                             64,073           739
ON Semiconductor Corp. (b)*                                372,946         3,118
Photronics, Inc. *                                          55,774           929
PMC - Sierra, Inc. *                                       254,323         1,602
Power Integrations, Inc. *                                      62             1
RF Micro Devices, Inc. *                                   252,854         1,952
Semtech Corp. *                                            101,929         1,396
Silicon Image, Inc. *                                      111,022         1,342
SiRF Technology Holdings, Inc. *                            64,046         1,880
Skyworks Solutions, Inc. *                                 205,708         1,352
Spansion, Inc. Class A *                                   171,763         2,204
Standard Microsystems Corp. *                               20,592           575
Tessera Technologies, Inc. *                                55,290         2,114
Trident Microsystems, Inc. *                                73,443         1,533
Varian Semiconductor Equipment Associates, Inc. *           78,714         3,239
Vitesse Semiconductor Corp. *                              306,394           260
Zoran Corp. *                                               68,524           957
                                                                     -----------
                                                                          56,620
SOFTWARE & SERVICES 7.2%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                     42,914         1,534
ANSYS, Inc. *                                               52,024         2,595
aQuantive, Inc. *                                           97,522         2,614
BearingPoint, Inc. *                                       274,757         2,201

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Blackbaud, Inc.                                             59,369         1,423
Blackboard, Inc. *                                          35,961         1,050
CACI International, Inc., Class A *                         39,627         1,864
Clarent Corp. *                                            105,200             1
CNET Networks, Inc. *                                      198,430         1,816
CSG Systems International, Inc. *                           78,045         1,957
DealerTrack Holdings, Inc. *                                44,336         1,229
Digital Insight Corp. *                                     44,337         1,724
Digital River, Inc. *                                       47,870         2,450
EarthLink, Inc. *                                          194,881         1,425
eFunds Corp. *                                              55,913         1,494
Equinix, Inc. *                                             35,147         2,955
Euronet Worldwide, Inc. (a)*                                43,736         1,262
FactSet Research Systems, Inc.                              66,796         3,880
Gartner, Inc. *                                            149,949         3,278
Gevity HR, Inc.                                             37,581           829
Global Cash Access Holdings, Inc. *                        110,039         1,763
Heartland Payment Systems, Inc. (a)                         45,670         1,218
Hyperion Solutions Corp. *                                  86,914         3,669
Informatica Corp. *                                        135,581         1,703
Infospace, Inc. *                                           46,479         1,080
j2 Global Communications, Inc. *                            68,328         1,809
Jack Henry & Associates, Inc.                              106,620         2,275
Kronos, Inc. *                                              44,255         1,682
Lawson Software, Inc. *                                    171,651         1,289
Macrovision Corp. *                                         73,451         1,816
Manhattan Associates, Inc. *                                 6,247           175
ManTech International Corp., Class A *                      39,282         1,340
Marchex, Inc., Class B                                      37,600           458
MAXIMUS, Inc.                                               26,774           807
Mentor Graphics Corp. *                                    121,767         2,265
MICROS Systems, Inc. *                                      52,817         2,974
MicroStrategy, Inc., Class A *                              21,162         2,569
Midway Games, Inc. (a)*                                    116,054           811
MPS Group, Inc. *                                          137,146         2,054
Nuance Communications, Inc. *                              193,257         2,226
Openwave Systems, Inc. (a)*                                123,792         1,092
Opsware, Inc. *                                            110,042           880
Parametric Technology Corp. *                              149,552         2,964
Perot Systems Corp., Class A *                             164,492         2,688
Progress Software Corp. *                                   51,480         1,463
Quality Systems, Inc. *                                     32,172         1,365
Quest Software, Inc. *                                     138,488         2,068
RealNetworks, Inc. *                                       236,530         2,524
Sapient Corp. (a)*                                         106,663           670
Secure Computing Corp. *                                    73,419           489
SRA International, Inc., Class A *                          69,595         1,761
Sybase, Inc. *                                             130,819         3,387
Syntel, Inc.                                                49,458         1,626
Take-Two Interactive Software, Inc. *                       89,004         1,547
Talx Corp.                                                  34,153         1,088
The BISYS Group, Inc. *                                    167,618         2,140
THQ, Inc. *                                                 79,461         2,408
TIBCO Software, Inc. *                                     301,136         2,795
Transaction Systems Architects, Inc., Class A *             50,259         1,817
United Online, Inc.                                        101,887         1,430
ValueClick, Inc. *                                         133,043         3,395
VeriFone Holdings, Inc. *                                   90,343         3,611
Verint Systems, Inc. *                                      44,222         1,462
WebEx Communications, Inc. *                                64,659         2,398
Websense, Inc. *                                            70,904         1,535
Wind River Systems, Inc. *                                 118,836         1,179
Wright Express Corp. *                                      43,376         1,339
                                                                     -----------
                                                                         122,685
TECHNOLOGY HARDWARE & EQUIPMENT 5.0%
--------------------------------------------------------------------------------
3Com Corp. *                                               517,119         2,017
Adaptec, Inc. *                                            182,113           656
Aeroflex, Inc. *                                            94,880         1,135
Anixter International, Inc. *                               51,043         2,821
Arris Group, Inc. *                                        144,990         2,062
Avid Technology, Inc. (a)*                                  50,605         1,872
Avocent Corp. *                                             65,856         2,275
Benchmark Electronics, Inc. *                               86,494         1,959
Black Box Corp.                                             19,892           817
Brightpoint, Inc. *                                         68,295           752
Brocade Communications Systems, Inc. (b)*                  366,083         3,141
Checkpoint Systems, Inc. *                                  56,844         1,068
Cogent, Inc. *                                             105,809         1,116
Cognex Corp.                                                61,809         1,349
Coherent, Inc. *                                            47,300         1,454
CommScope, Inc. *                                           79,449         2,567
Dycom Industries, Inc. *                                    55,932         1,266
Electro Scientific Industries *                             39,085           820
Electronics for Imaging, Inc. *                             73,409         1,692
Emulex Corp. *                                             123,590         2,194
FLIR Systems, Inc. *                                        83,754         2,589
Foundry Networks, Inc. *                                   187,424         2,712
Gateway, Inc. (b)*                                         417,106           855
Global Imaging Systems, Inc. *                              54,654         1,052
Hutchinson Technology, Inc. *                               26,486           588
Imation Corp.                                               49,813         2,167
Insight Enterprises, Inc. *                                 59,600         1,212
InterDigital Communications Corp. *                         79,894         2,772
Intermec, Inc. *                                            84,440         2,029
Itron, Inc. *                                               32,459         1,871
Ixia *                                                      64,940           614
Kemet Corp. *                                              129,031           973
Komag, Inc. *                                               38,484         1,313
L-1 Identity Solutions, Inc. *                              36,584           528
MasTec, Inc. *                                              53,073           597
MTS Systems Corp.                                           32,375         1,385
Multi-Fineline Electronix, Inc. *                           22,181           394
Newport Corp. *                                             55,737         1,112
Palm, Inc. *                                               132,160         1,828
Paxar Corp. *                                               52,961         1,164
Plantronics, Inc.                                           50,093           987
Plexus Corp. *                                              58,862           989
Polycom, Inc. *                                            132,739         4,463

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Powerwave Technologies, Inc. (a)*                          136,674           798
Rackable Systems, Inc. (a)*                                 31,589           603
Rofin-Sinar Technologies, Inc. *                            24,268         1,588
Rogers Corp. *                                              23,367         1,208
ScanSource, Inc. *                                          33,778           991
Sonus Networks, Inc. *                                     306,958         2,222
Sycamore Networks, Inc. (b)*                               366,015         1,365
SYNNEX Corp. *                                              12,600           242
Technitrol, Inc.                                            54,043         1,190
Tekelec *                                                   88,927         1,369
Trimble Navigation Ltd *                                    74,801         4,232
UTStarcom, Inc. (a)*                                       152,163         1,344
ViaSat, Inc. *                                              27,019           891
                                                                     -----------
                                                                          85,270
TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
Centennial Communications Corp. *                          139,175         1,067
Cincinnati Bell, Inc. *                                    342,245         1,663
Commonwealth Telephone Enterprises, Inc.                    30,467         1,287
Dobson Communications Corp., Class A *                     226,146         2,191
IDT Corp., Class B *                                       125,205         1,684
Level 3 Communications, Inc. *                             140,519           873
NeuStar, Inc. *                                             79,495         2,456
SBA Communications Corp. *                                 118,934         3,534
Syniverse Holdings, Inc. *                                  90,479         1,328
Time Warner Telecom, Inc.,
 Class A *                                                 155,808         3,627
USA Mobility, Inc. *                                        36,309           737
                                                                     -----------
                                                                          20,447
TRANSPORTATION 2.9%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                   108,098         1,197
Alaska Air Group, Inc. *                                    45,809         1,963
Amerco, Inc. *                                              27,804         2,330
American Commercial Lines, Inc. *                           41,001         2,888
AMR Corp. *                                                 14,417           534
Arkansas Best Corp.                                         34,572         1,321
Continental Airlines, Inc., Class B *                      122,511         5,083
Dollar Thrifty Automotive Group, Inc. *                     30,658         1,445
EGL, Inc. *                                                 54,206         2,066
Florida East Coast Industries, Class A                      43,450         2,633
Forward Air Corp.                                           41,682         1,308
Genesee & Wyoming, Inc., Class A *                          46,572         1,313
Heartland Express, Inc.                                    139,552         2,362
Hub Group, Inc., Class A *                                  62,292         1,860
JetBlue Airways Corp. *                                    212,303         2,904
Kansas City Southern *                                      95,309         2,865
Kirby Corp. *                                               68,534         2,433
Knight Transportation, Inc.                                109,888         2,066
Macquaire Infrastructure Co. Trust                          36,051         1,322
Old Dominion Freight Line *                                 49,989         1,389
Pacer International, Inc.                                   52,018         1,621
SkyWest, Inc.                                               82,212         2,231
Swift Transportation Co., Inc. *                           102,350         3,124
Werner Enterprises, Inc.                                   102,143         1,942
                                                                     -----------
                                                                          50,200
UTILITIES 3.6%
--------------------------------------------------------------------------------
Allete, Inc.                                                39,490         1,899
Aquila, Inc. (b)*                                          521,091         2,361
Avista Corp.                                                58,612         1,474
Black Hills Corp.                                           44,198         1,638
California Water Service Group                              21,487           854
CH Energy Group, Inc.                                       19,497           995
Cleco Corp.                                                 66,715         1,704
Duquesne Light Holdings, Inc.                              104,177         2,085
Dynegy, Inc., Class A *                                    512,236         3,611
El Paso Electric Co. *                                      66,416         1,614
Great Plains Energy, Inc.                                   80,281         2,515
Idacorp, Inc.                                               52,798         1,951
ITC Holdings Corp.                                          17,156           746
MGE Energy, Inc.                                            25,560           874
New Jersey Resources Corp.                                  35,909         1,673
Nicor, Inc.                                                 57,694         2,625
Northwest Natural Gas Co.                                   36,395         1,481
NorthWestern Corp.                                          49,712         1,783
Ormat Technologies, Inc. (a)                                44,045         1,726
Otter Tail Corp.                                            40,409         1,306
Peoples Energy Corp.                                        47,712         2,078
Piedmont Natural Gas Co., Inc.                              99,377         2,565
PNM Resources, Inc.                                         90,129         2,747
Sierra Pacific Resources *                                 214,037         3,643
South Jersey Industries, Inc.                               34,460         1,139
Southwest Gas Corp.                                         50,196         1,970
The Laclede Group, Inc.                                     25,977           844
UIL Holdings Corp.                                          33,775         1,311
Unisource Energy Corp.                                      47,817         1,794
Vectren Corp.                                              101,117         2,843
Westar Energy, Inc.                                        104,921         2,787
WGL Holdings, Inc.                                          62,161         1,966
                                                                     -----------
                                                                          60,602
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,214,555)                                                      1,693,467

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
JP Morgan, Grand Cayman Time Deposit
  5.00%, 02/01/07                                            8,618         8,618

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.94%, 03/15/07                                              500           494
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,112)                                                              9,112

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.3% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust.                 39,102,112        39,102

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $1,224,204 and the unrealized appreciation and deppreciation were $562,814 and ($84,439), respectively, with a net unrealized appreciation of $478,375.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.


                                       NUMBER OF        CONTRACT      UNREALIZED
                                       CONTRACTS          VALUE          GAINS
FUTURES CONTRACT

Russell 2000 Index, e-mini, Long
expires 03/16/07                              20           1,609              35

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
 16.7%  COMMON STOCK                                      70,205         128,653
 81.9%  OTHER INVESTMENT COMPANIES                       490,169         629,772
  0.2%  SHORT-TERM INVESTMENT                             10,078          10,078
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                                570,452         768,503
  1.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     503
--------------------------------------------------------------------------------

100.0%  TOTAL NET ASSETS                                                 769,006

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 16.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co.                                            18,103             147
General Motors Corp.                                       5,425             178
Harley-Davidson, Inc.                                      3,000             205
Johnson Controls, Inc.                                     1,800             166
The Goodyear Tire & Rubber Co. *                           1,600              40
                                                                     -----------
                                                                             736
BANKS 0.9%
--------------------------------------------------------------------------------
BB&T Corp.                                                 5,300             224
Comerica, Inc.                                             1,700             101
Commerce Bancorp, Inc.                                     1,800              61
Compass Bancshares, Inc.                                   1,200              73
Countrywide Financial Corp.                                5,298             230
Fannie Mae                                                 9,400             531
Fifth Third Bancorp                                        5,369             214
First Horizon National Corp.                               1,200              52
Freddie Mac                                                6,600             428
Huntington Bancshares, Inc.                                2,262              53
KeyCorp                                                    4,400             168
M&T Bank Corp.                                               998             121
Marshall & Ilsley Corp.                                    2,056              97
MGIC Investment Corp.                                        900              55
National City Corp.                                        6,100             231
PNC Financial Services Group, Inc.                         2,800             207
Regions Financial Corp.                                    7,173             260
Sovereign Bancorp, Inc.                                    3,885              96
SunTrust Banks, Inc.                                       3,500             291
Synovus Financial Corp.                                    2,750              88
U.S. Bancorp                                              17,972             640
Wachovia Corp.                                            18,552           1,048
Washington Mutual, Inc.                                    9,843             439
Wells Fargo & Co.                                         33,230           1,194
Zions Bancorp                                                900              76
                                                                     -----------
                                                                           6,978
CAPITAL GOODS 1.5%
--------------------------------------------------------------------------------
3M Co.                                                     7,600             565
American Power Conversion Corp.                            1,725              53
American Standard Cos., Inc.                               2,100             104
Caterpillar, Inc.                                          6,600             423
Cooper Industries Ltd., Class A                              900              82
Cummins, Inc.                                                400              54
Danaher Corp.                                              2,800             207
Deere & Co.                                                2,300             231
Dover Corp.                                                2,000              99
Eaton Corp.                                                1,400             110
Emerson Electric Co.                                       8,000             360
Fluor Corp.                                                  800              66
General Dynamics Corp.                                     4,000             313
General Electric Co.                                     105,200           3,792
Goodrich Corp.                                             1,100              54
Honeywell International, Inc.                              8,437             385
Illinois Tool Works, Inc.                                  4,200             214
Ingersoll-Rand Co., Ltd., Class A                          3,300             141
ITT Corp.                                                  1,800             107
L-3 Communications Holdings, Inc.                          1,100              91
Lockheed Martin Corp.                                      3,900             379
Masco Corp.                                                4,500             144
Northrop Grumman Corp.                                     3,592             255
PACCAR, Inc.                                               2,362             158
Pall Corp.                                                 1,000              35
Parker Hannifin Corp.                                      1,150              95
Raytheon Co.                                               4,500             234
Rockwell Automation, Inc.                                  1,900             116
Rockwell Collins, Inc.                                     1,900             130
Textron, Inc.                                              1,500             140
The Boeing Co.                                             8,078             723
Tyco International Ltd.                                   19,803             631
United Technologies Corp.                                 10,000             680
W.W. Grainger, Inc.                                          900              70
                                                                     -----------
                                                                          11,241
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            3,100              40
Avery Dennison Corp.                                       1,200              82
Cintas Corp.                                               1,638              67
Equifax, Inc.                                              1,200              50
Monster Worldwide, Inc. *                                    954              47
Pitney Bowes, Inc.                                         2,300             110
R.R. Donnelley & Sons Co.                                  2,100              78
Robert Half International, Inc.                            1,700              69
Waste Management, Inc.                                     5,517             210
                                                                     -----------
                                                                             753
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                              900              31
Centex Corp.                                               1,200              65
Coach, Inc. *                                              3,600             165

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
D.R. Horton, Inc.                                          2,660              77
Eastman Kodak Co.                                          3,100              80
Fortune Brands, Inc.                                       1,400             117
Harman International Industries, Inc.                        700              66
Hasbro, Inc.                                               1,650              47
Jones Apparel Group, Inc.                                  1,200              41
KB Home                                                      800              43
Leggett & Platt, Inc.                                      2,000              49
Lennar Corp., Class A                                      1,300              71
Liz Claiborne, Inc.                                        1,200              53
Mattel, Inc.                                               4,150             101
Newell Rubbermaid, Inc.                                    2,745              81
NIKE, Inc., Class B                                        2,300             227
Pulte Homes, Inc.                                          2,400              82
Snap-on, Inc.                                                600              29
The Black & Decker Corp.                                     900              79
The Stanley Works                                            600              34
VF Corp.                                                   1,200              91
Whirlpool Corp.                                              907              83
                                                                     -----------
                                                                           1,712
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,700              74
Carnival Corp.                                             4,300             222
Darden Restaurants, Inc.                                   1,800              70
H&R Block, Inc.                                            3,400              84
Harrah's Entertainment, Inc.                               1,780             150
Hilton Hotels Corp.                                        3,600             127
International Game Technology                              3,400             148
Marriott International, Inc., Class A                      3,900             188
McDonald's Corp.                                          12,400             550
Starbucks Corp. *                                          7,920             277
Starwood Hotels & Resorts Worldwide, Inc.                  1,900             119
Wendy's International, Inc.                                1,000              34
Western Union Co.                                          7,888             176
Wyndham Worldwide Corp. *                                  1,986              62
YUM! Brands, Inc.                                          3,120             187
                                                                     -----------
                                                                           2,468
DIVERSIFIED FINANCIALS 1.8%
--------------------------------------------------------------------------------
American Express Co.                                      12,300             716
Ameriprise Financial, Inc.                                 2,300             136
Bank of America Corp.                                     46,110           2,424
Capital One Financial Corp.                                2,900             233
Chicago Mercantile Exchange Holdings, Inc.,
  Class A                                                    340             192
CIT Group, Inc.                                            2,000             118
Citigroup, Inc.                                           49,392           2,723
E*TRADE Financial Corp. *                                  3,500              85
Federated Investors, Inc., Class B                         1,100              39
Franklin Resources, Inc.                                   1,500             179
Janus Capital Group, Inc.                                  2,200              45
JPMorgan Chase & Co.                                      34,915           1,778
Legg Mason, Inc.                                           1,200             126
Lehman Brothers Holdings, Inc.                             5,200             428
Mellon Financial Corp.                                     4,100             175
Merrill Lynch & Co., Inc.                                  9,400             879
Moody's Corp.                                              3,000             215
Morgan Stanley                                            10,900             902
Northern Trust Corp.                                       2,200             134
SLM Corp.                                                  4,110             189
State Street Corp.                                         3,300             235
T. Rowe Price Group, Inc.                                  2,400             115
The Bank of New York Co., Inc.                             7,300             292
The Bear Stearns Cos., Inc.                                1,082             178
The Charles Schwab Corp. (a)                              11,242             213
The Goldman Sachs Group, Inc.                              4,379             929
                                                                     -----------
                                                                          13,678
ENERGY 1.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   4,836             212
Apache Corp.                                               3,308             241
Baker Hughes, Inc.                                         3,360             232
BJ Services Co.                                            3,000              83
Chesapeake Energy Corp.                                    3,600             107
Chevron Corp.                                             22,235           1,620
ConocoPhillips                                            16,440           1,092
CONSOL Energy, Inc.                                        1,800              62
Devon Energy Corp.                                         4,600             322
El Paso Corp.                                              6,306              98
EOG Resources, Inc.                                        2,256             156
Exxon Mobil Corp.                                         59,498           4,409
Halliburton Co.                                            9,916             293
Hess Corp.                                                 2,520             136
Kinder Morgan, Inc.                                        1,107             117
Marathon Oil Corp.                                         3,589             324
Murphy Oil Corp.                                           1,600              80
Nabors Industries Ltd. *                                   2,800              85
National-Oilwell Varco, Inc. *                             1,600              97
Noble Corp.                                                1,300              97
Occidental Petroleum Corp.                                 7,800             362
Rowan Cos., Inc.                                           1,100              36
Schlumberger Ltd.                                         11,400             724
Smith International, Inc.                                  1,900              75
Spectra Energy Corp. *                                     5,674             148
Sunoco, Inc.                                               1,400              88
Transocean, Inc. *                                         2,945             228
Valero Energy Corp.                                        6,000             326
Weatherford International Ltd. *                           2,720             110
Williams Cos., Inc.                                        5,000             135
XTO Energy, Inc.                                           3,333             168
                                                                     -----------
                                                                          12,263
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     4,400             247
CVS Corp.                                                  7,800             263
Safeway, Inc.                                              4,200             151
Supervalu, Inc.                                            2,043              78
Sysco Corp.                                                6,200             214
The Kroger Co.                                             7,200             184
Wal-Mart Stores, Inc.                                     24,800           1,183
Walgreen Co.                                               9,900             449
Whole Foods Market, Inc.                                   1,000              43
                                                                     -----------
                                                                           2,812
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        20,300           1,774

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Anheuser-Busch Cos., Inc.                                  7,800             398
Archer-Daniels-Midland Co.                                 6,532             209
Brown-Forman Corp., Class B                                  904              59
Campbell Soup Co.                                          1,800              69
Coca-Cola Enterprises, Inc.                                4,000              82
ConAgra Foods, Inc.                                        4,900             126
Constellation Brands, Inc., Class A *                      1,920              48
Dean Foods Co. *                                           1,300              58
General Mills, Inc.                                        3,576             205
H.J. Heinz Co.                                             3,400             160
Kellogg Co.                                                2,500             123
McCormick & Co., Inc.                                      1,400              55
Molson Coors Brewing Co., Class B                            800              65
PepsiCo, Inc.                                             16,460           1,074
Reynolds American, Inc.                                    2,284             147
Sara Lee Corp.                                             7,600             130
The Coca-Cola Co.                                         20,600             986
The Hershey Co.                                            2,400             123
The Pepsi Bottling Group, Inc.                             1,932              61
Tyson Foods, Inc., Class A                                 2,500              44
UST, Inc.                                                  1,600              92
Wm. Wrigley Jr. Co.                                        2,375             122
                                                                     -----------
                                                                           6,210
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                                5,696             240
AmerisourceBergen Corp.                                    2,000             105
Bausch & Lomb, Inc.                                          600              33
Baxter International, Inc.                                 6,100             303
Becton Dickinson & Co.                                     2,600             200
Biomet, Inc.                                               2,475             105
Boston Scientific Corp. *                                 10,887             201
C.R. Bard, Inc.                                            1,000              82
Cardinal Health, Inc.                                      4,100             293
Caremark Rx, Inc.                                          4,470             274
CIGNA Corp.                                                1,400             185
Coventry Health Care, Inc. *                               1,650              85
Express Scripts, Inc. *                                    1,600             111
Health Management Associates, Inc., Class A                2,400              47
Hospira, Inc. *                                            1,530              56
Humana, Inc. *                                             1,400              78
IMS Health, Inc.                                           2,300              66
Laboratory Corp. of America Holdings *                     1,300              95
Manor Care, Inc.                                           1,100              58
McKesson Corp.                                             2,654             148
Medco Health Solutions, Inc. *                             2,641             156
Medtronic, Inc.                                           11,800             631
Patterson Cos., Inc. *                                     1,300              49
Quest Diagnostics, Inc.                                    1,802              95
St. Jude Medical, Inc. *                                   3,500             150
Stryker Corp.                                              2,884             179
Tenet Healthcare Corp. *                                   4,650              33
UnitedHealth Group, Inc.                                  12,600             658
WellPoint, Inc. *                                          5,902             463
Zimmer Holdings, Inc. *                                    2,300             194
                                                                     -----------
                                                                           5,373
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        4,800             165
Colgate-Palmolive Co.                                      5,300             362
Kimberly-Clark Corp.                                       4,960             344
Procter & Gamble Co.                                      31,717           2,058
The Clorox Co.                                             1,500              98
The Estee Lauder Cos., Inc., Class A                       1,100              52
                                                                     -----------
                                                                           3,079
INSURANCE 0.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                   2,500             144
AFLAC, Inc.                                                5,200             248
Ambac Financial Group, Inc.                                1,015              89
American International Group, Inc.                        25,551           1,749
AON Corp.                                                  2,625              94
Cincinnati Financial Corp.                                 1,984              89
Genworth Financial, Inc., Class A                          3,700             129
Lincoln National Corp.                                     3,168             213
Loews Corp.                                                4,800             209
Marsh & McLennan Cos., Inc.                                5,200             153
MBIA, Inc.                                                 1,350              97
MetLife, Inc.                                              7,310             454
Principal Financial Group, Inc.                            3,065             189
Prudential Financial, Inc.                                 5,200             463
SAFECO Corp.                                               1,100              70
The Allstate Corp.                                         6,700             403
The Chubb Corp.                                            3,800             198
The Hartford Financial Services Group, Inc.                2,900             275
The Progressive Corp.                                      8,400             195
The St. Paul Travelers Cos., Inc.                          6,453             328
Torchmark Corp.                                            1,100              72
UnumProvident Corp.                                        2,349              52
XL Capital Ltd., Class A                                   1,300              90
                                                                     -----------
                                                                           6,003
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             2,300             172
Alcoa, Inc.                                                8,472             274
Allegheny Technologies, Inc.                                 735              76
Ashland, Inc.                                                800              56
Ball Corp.                                                   800              37
Bemis Co.                                                  1,000              34
E. I. du Pont de Nemours & Co.                             9,592             475
Eastman Chemical Co.                                         800              47
Ecolab, Inc.                                               2,200              97
Freeport-McMoRan Copper & Gold, Inc., Class B              1,700              98
Hercules, Inc. *                                             900              18
International Flavors & Fragrances, Inc.                   1,100              53
International Paper Co.                                    4,846             163
Louisiana-Pacific Corp.                                      600              14
MeadWestvaco Corp.                                         1,970              59
Monsanto Co.                                               4,986             275

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Newmont Mining Corp.                                       4,201             189
Nucor Corp.                                                3,600             232
Pactiv Corp. *                                             1,500              49
Phelps Dodge Corp.                                         1,820             225
PPG Industries, Inc.                                       1,700             113
Praxair, Inc.                                              3,200             202
Rohm & Haas Co.                                            2,205             115
Sealed Air Corp.                                             882              58
Sigma-Aldrich Corp.                                        1,200              45
Temple-Inland, Inc.                                        1,200              60
The Dow Chemical Co.                                       9,394             390
United States Steel Corp.                                    900              75
Vulcan Materials Co.                                         800              81
Weyerhaeuser Co.                                           2,300             172
                                                                     -----------
                                                                           3,954
MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         7,905             246
Clear Channel Communications, Inc.                         5,217             190
Comcast Corp., Class A *                                  21,843             968
Dow Jones & Co., Inc.                                        800              30
Gannett Co., Inc.                                          2,500             145
Meredith Corp.                                               500              29
News Corp., Class A                                       24,300             565
Omnicom Group, Inc.                                        1,800             189
The E.W. Scripps Co., Class A                                800              39
The Interpublic Group of Cos., Inc. *                      3,700              49
The McGraw-Hill Cos., Inc.                                 3,800             255
The New York Times Co., Class A                            1,400              32
The Walt Disney Co.                                       20,119             708
Time Warner, Inc.                                         40,850             893
Tribune Co.                                                3,100              95
Univision Communications, Inc., Class A *                  3,104             111
Viacom, Inc., Class B *                                    7,905             322
                                                                     -----------
                                                                           4,866
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                       15,300             811
Allergan, Inc.                                             1,300             152
Amgen, Inc. *                                             12,138             854
Applied Biosystems Group - Applera Corp.                   2,000              69
Barr Pharmaceuticals, Inc. *                               1,100              59
Biogen Idec, Inc. *                                        3,125             151
Bristol-Myers Squibb Co.                                  19,000             547
Eli Lilly and Co.                                         10,900             590
Forest Laboratories, Inc. *                                3,400             191
Genzyme Corp. *                                            2,400             158
Gilead Sciences, Inc. *                                    4,300             277
Johnson & Johnson                                         29,254           1,954
King Pharmaceuticals, Inc. *                               2,133              38
MedImmune, Inc. *                                          2,400              83
Merck & Co., Inc.                                         21,600             967
Millipore Corp. *                                            400              27
Mylan Laboratories, Inc.                                   2,600              58
PerkinElmer, Inc.                                          1,000              24
Pfizer, Inc.                                              73,476           1,928
Schering-Plough Corp.                                     14,100             352
Thermo Fisher Scientific, Inc. *                           3,530             169
Waters Corp. *                                             1,300              74
Watson Pharmaceuticals, Inc. *                             1,000              27
Wyeth                                                     13,100             647
                                                                     -----------
                                                                          10,207
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               900              56
Archstone-Smith Trust                                      1,900             120
Boston Properties, Inc.                                      800             101
Equity Office Properties Trust                             3,900             217
Equity Residential                                         2,600             146
Kimco Realty Corp.                                           431              21
Plum Creek Timber Co., Inc.                                1,700              68
ProLogis                                                   1,700             111
Public Storage, Inc.                                         800              87
Realogy Corp. *                                            2,483              74
Simon Property Group, Inc.                                 2,200             252
Vornado Realty Trust                                       1,200             147
                                                                     -----------
                                                                           1,400
RETAILING 0.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,000             113
AutoNation, Inc. *                                         2,190              49
AutoZone, Inc. *                                             800             101
Bed, Bath & Beyond, Inc. *                                 2,800             118
Best Buy Co., Inc.                                         4,505             227
Big Lots, Inc. *                                           1,100              29
Circuit City Stores, Inc.                                  2,000              41
Dillard's, Inc., Class A                                     500              17
Dollar General Corp.                                       3,303              56
eBay, Inc. *                                              11,036             357
Family Dollar Stores, Inc.                                 1,700              55
Federated Department Stores, Inc.                          5,144             213
Genuine Parts Co.                                          1,800              86
Home Depot, Inc.                                          21,040             857
J.C. Penney Co., Inc.                                      2,800             228
Kohl's Corp. *                                             3,200             227
Limited Brands, Inc.                                       3,738             104
Lowe's Cos., Inc.                                         15,200             512
Nordstrom, Inc.                                            2,600             145
Office Depot, Inc. *                                       3,300             123
OfficeMax, Inc.                                              700              34
RadioShack Corp.                                           1,900              42
Sally Beauty Holdings, Inc. *                                900               8
Sears Holdings Corp. *                                     1,000             177
Staples, Inc.                                              7,125             183
Target Corp.                                               8,800             540
The Gap, Inc.                                              7,200             138
The Sherwin-Williams Co.                                   1,200              83
The TJX Cos., Inc.                                         5,200             154
Tiffany & Co.                                              1,400              55
                                                                     -----------
                                                                           5,072
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             3,840              60
Altera Corp. *                                             3,680              74

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Analog Devices, Inc.                                       3,400             111
Applied Materials, Inc.                                   16,200             287
Broadcom Corp., Class A *                                  4,350             139
Intel Corp.                                               60,530           1,269
KLA-Tencor Corp.                                           1,800              88
Linear Technology Corp.                                    3,000              93
LSI Logic Corp. *                                          3,000              28
Maxim Integrated Products, Inc.                            3,100              95
Micron Technology, Inc. *                                  5,400              70
National Semiconductor Corp.                               3,400              79
Novellus Systems, Inc. *                                   1,325              41
NVIDIA Corp. *                                             2,800              86
PMC - Sierra, Inc. *                                       1,600              10
Teradyne, Inc. *                                           1,700              25
Texas Instruments, Inc.                                   16,800             524
Xilinx, Inc.                                               3,200              78
                                                                     -----------
                                                                           3,157
SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      4,800             187
Affiliated Computer Services, Inc., Class A *              1,271              62
Autodesk, Inc. *                                           2,400             105
Automatic Data Processing, Inc.                            5,700             272
BMC Software, Inc. *                                       2,400              83
CA, Inc.                                                   5,625             138
Citrix Systems, Inc. *                                     1,800              57
Cognizant Technology Solutions Corp., Class A *            1,400             119
Computer Sciences Corp. *                                  1,680              88
Compuware Corp. *                                          3,600              32
Convergys Corp. *                                          1,354              35
Electronic Arts, Inc. *                                    2,866             143
Electronic Data Systems Corp.                              4,600             121
Fidelity National Information Services, Inc.               1,600              68
First Data Corp.                                           7,888             196
Fiserv, Inc. *                                             1,800              95
Google, Inc., Class A *                                    2,100           1,053
Intuit, Inc. *                                             3,944             124
Microsoft Corp.                                           86,420           2,667
Novell, Inc. *                                             3,200              23
Oracle Corp. *                                            38,295             657
Parametric Technology Corp. *                              1,080              21
Paychex, Inc.                                              3,600             144
Sabre Holdings Corp., Class A                              1,283              41
Symantec Corp. *                                          11,721             208
Unisys Corp. *                                             3,100              27
VeriSign, Inc. *                                           2,500              60
Yahoo! Inc. *                                             12,600             357
                                                                     -----------
                                                                           7,183
TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               857              14
Agilent Technologies, Inc. *                               4,437             142
Alcatel-Lucent, ADR                                        7,825             102
Apple, Inc. *                                              8,000             686
Avaya, Inc. *                                              4,132              53
Ciena Corp. *                                                457              13
Cisco Systems, Inc. *                                     63,500           1,688
Comverse Technology, Inc. *                                1,900              37
Corning, Inc. *                                           13,900             290
Dell, Inc. *                                              23,740             576
EMC Corp. *                                               23,186             324
Hewlett-Packard Co.                                       28,403           1,229
International Business Machines Corp.                     15,820           1,569
Jabil Circuit, Inc.                                        1,998              48
JDS Uniphase Corp. *                                       1,573              28
Juniper Networks, Inc. *                                   4,200              76
Lexmark International, Inc., Class A *                     1,300              82
Molex, Inc.                                                1,875              55
Motorola, Inc.                                            24,131             479
NCR Corp. *                                                2,000              95
Network Appliance, Inc. *                                  3,400             128
QLogic Corp. *                                             1,738              32
QUALCOMM, Inc.                                            16,200             610
SanDisk Corp. *                                            1,800              72
Sanmina -- SCI Corp. *                                     5,000              17
Solectron Corp. *                                          7,900              26
Sun Microsystems, Inc. *                                  30,800             204
Tektronix, Inc.                                              900              25
Tellabs, Inc. *                                            4,000              40
Xerox Corp. *                                              9,400             162
                                                                     -----------
                                                                           8,902
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               3,730             229
AT&T Corp.                                                61,655           2,320
CenturyTel, Inc.                                           1,350              61
Citizens Communications Co.                                2,576              38
Embarq Corp.                                               1,428              79
Qwest Communications International, Inc. *                15,773             129
Sprint Nextel Corp.                                       28,569             509
Verizon Communications, Inc.                              27,258           1,050
Windstream Corp.                                           3,856              57
                                                                     -----------
                                                                           4,472
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         3,800             305
CSX Corp.                                                  4,400             162
Delta Air Lines, Inc. *                                    1,300               1
FedEx Corp.                                                2,920             322
Norfolk Southern Corp.                                     3,600             179
Ryder System, Inc.                                           400              22
Southwest Airlines Co.                                     7,480             113
Union Pacific Corp.                                        2,500             253
United Parcel Service, Inc., Class B                      10,818             782
                                                                     -----------
                                                                           2,139
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   1,070              50
Ameren Corp.                                               1,800              96
American Electric Power Co., Inc.                          3,860             168

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CenterPoint Energy, Inc.                                   2,949              51
CMS Energy Corp.                                           1,000              17
Consolidated Edison, Inc.                                  2,100             101
Constellation Energy Group, Inc.                           1,700             123
Dominion Resources, Inc.                                   3,378             280
DTE Energy Co.                                             1,700              79
Duke Energy Corp.                                         11,348             223
Dynegy, Inc., Class A *                                    3,100              22
Edison International                                       3,200             144
Entergy Corp.                                              2,100             195
Exelon Corp.                                               6,524             391
FirstEnergy Corp.                                          3,195             189
FPL Group, Inc.                                            3,800             215
KeySpan Corp.                                              1,300              53
Nicor, Inc.                                                  500              23
NiSource, Inc.                                             2,646              63
Peoples Energy Corp. *                                       200               9
PG&E Corp.                                                 4,000             187
Pinnacle West Capital Corp.                                  800              39
PPL Corp.                                                  3,600             128
Progress Energy, Inc.                                      2,475             118
Public Service Enterprise Group, Inc.                      2,300             154
Sempra Energy                                              2,103             121
TECO Energy, Inc.                                          1,300              22
The AES Corp. *                                            6,000             125
The Southern Co.                                           7,200             263
TXU Corp.                                                  4,734             256
Xcel Energy, Inc.                                          3,850              90
                                                                     -----------
                                                                           3,995
                                                                     -----------
TOTAL COMMON STOCK
(COST $70,205)                                                           128,653

OTHER INVESTMENT COMPANIES 81.9% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)          16,104,268         182,783
Schwab International Index Fund, Select Shares
  (a)                                                  6,942,764         151,630
Schwab Small-Cap Index Fund, Select Shares (a)         6,396,251         153,638
Schwab Total Bond Market Fund (a)                     11,068,202         108,468
Schwab Value Advantage Money Fund, Institutional
  Shares (a)                                          33,253,424          33,253
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $490,169)                                                          629,772

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.2% OF NET ASSETS

JP Morgan, Grand Cayman Time Deposit
  5.00%, 02/01/07                                         10,078          10,078
                                                                     -----------
TOTAL SHORT TERM INVESTMENT
(COST $10,079)                                                            10,078

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $575,519 and the unrealized appreciation and depreciation were $199,958 and ($6,974), respectively, with a net unrealized appreciation of $192,984.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 15.5%  COMMON STOCK                                      47,410          86,102
 83.5%  OTHER INVESTMENT COMPANIES                       383,655         464,078
  0.9%  SHORT-TERM INVESTMENTS                             4,935           4,935
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                436,000         555,115
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     515
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 555,630

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 15.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co.                                            12,185              99
General Motors Corp.                                       3,650             120
Harley-Davidson, Inc.                                      2,000             136
Johnson Controls, Inc.                                     1,200             111
The Goodyear Tire & Rubber Co. *                           1,000              25
                                                                     -----------
                                                                             491
BANKS 0.8%
--------------------------------------------------------------------------------
BB&T Corp.                                                 3,600             152
Comerica, Inc.                                             1,100              65
Commerce Bancorp, Inc.                                     1,200              40
Compass Bancshares, Inc.                                     800              49
Countrywide Financial Corp.                                3,498             152
Fannie Mae                                                 6,300             356
Fifth Third Bancorp                                        3,658             146
First Horizon National Corp.                                 800              35
Freddie Mac                                                4,500             292
Huntington Bancshares, Inc.                                1,597              37
KeyCorp                                                    2,600              99
M&T Bank Corp.                                               500              61
Marshall & Ilsley Corp.                                    1,344              63
MGIC Investment Corp.                                        700              43
National City Corp.                                        4,100             155
PNC Financial Services Group, Inc.                         1,900             140
Regions Financial Corp.                                    5,151             187
Sovereign Bancorp, Inc.                                    1,890              47
SunTrust Banks, Inc.                                       2,300             191
Synovus Financial Corp.                                    1,900              61
U.S. Bancorp                                              12,554             447
Wachovia Corp.                                            12,596             712
Washington Mutual, Inc.                                    6,634             296
Wells Fargo & Co.                                         22,470             807
Zions Bancorp                                                600              51
                                                                     -----------
                                                                           4,684
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                     5,000             372
American Power Conversion Corp.                            1,175              36
American Standard Cos., Inc.                               1,500              74
Caterpillar, Inc.                                          4,600             295
Cooper Industries Ltd., Class A                              600              55
Cummins, Inc.                                                300              40
Danaher Corp.                                              2,000             148
Deere & Co.                                                1,500             150
Dover Corp.                                                1,400              70
Eaton Corp.                                                1,000              78
Emerson Electric Co.                                       5,600             252
Fluor Corp.                                                  500              41
General Dynamics Corp.                                     2,600             203
General Electric Co.                                      70,660           2,547
Goodrich Corp.                                               700              34
Honeywell International, Inc.                              5,700             260
Illinois Tool Works, Inc.                                  2,800             143
Ingersoll-Rand Co., Ltd., Class A                          2,200              94
ITT Corp.                                                  1,200              72
L-3 Communications Holdings, Inc.                            700              58
Lockheed Martin Corp.                                      2,400             233
Masco Corp.                                                3,000              96
Northrop Grumman Corp.                                     2,256             160
PACCAR, Inc.                                               1,575             105
Pall Corp.                                                   800              28
Parker Hannifin Corp.                                        700              58
Raytheon Co.                                               2,600             135
Rockwell Automation, Inc.                                  1,200              74
Rockwell Collins, Inc.                                     1,200              82
Textron, Inc.                                              1,000              93
The Boeing Co.                                             5,484             491
Tyco International Ltd.                                   12,949             413
United Technologies Corp.                                  6,600             449
W.W. Grainger, Inc.                                          600              47
                                                                     -----------
                                                                           7,486
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            2,100              27
Avery Dennison Corp. *                                       700              48
Cintas Corp.                                               1,102              45
Equifax, Inc.                                                900              37
Monster Worldwide, Inc. *                                    666              33
Pitney Bowes, Inc.                                         1,600              77
R.R. Donnelley & Sons Co. *                                1,400              52
Robert Half International, Inc.                            1,200              49
Waste Management, Inc.                                     3,712             141
                                                                     -----------
                                                                             509
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                              600              20
Centex Corp.                                                 800              43
Coach, Inc. *                                              2,400             110

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
D.R. Horton, Inc.                                          1,790              52
Eastman Kodak Co.                                          2,000              52
Fortune Brands, Inc.                                       1,000              84
Harman International Industries, Inc.                        300              28
Hasbro, Inc.                                               1,275              36
Jones Apparel Group, Inc.                                    800              27
KB Home                                                      600              33
Leggett & Platt, Inc.                                      1,300              32
Lennar Corp., Class A                                        900              49
Liz Claiborne, Inc.                                          800              36
Mattel, Inc.                                               2,825              69
Newell Rubbermaid, Inc.                                    1,872              55
NIKE, Inc., Class B                                        1,300             128
Pulte Homes, Inc.                                          1,600              55
Snap-on, Inc.                                                350              17
The Black & Decker Corp.                                     600              52
The Stanley Works                                            600              34
VF Corp.                                                     800              61
Whirlpool Corp.                                              571              52
                                                                     -----------
                                                                           1,125
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,100              48
Carnival Corp.                                             2,870             148
Darden Restaurants, Inc.                                   1,350              53
H&R Block, Inc.                                            2,400              59
Harrah's Entertainment, Inc.                               1,200             101
Hilton Hotels Corp.                                        2,500              88
International Game Technology                              2,100              91
Marriott International, Inc., Class A                      2,200             106
McDonald's Corp.                                           8,100             359
Starbucks Corp. *                                          4,880             171
Starwood Hotels & Resorts Worldwide, Inc.                  1,200              75
Wendy's International, Inc.                                  800              27
Wyndham Worldwide Corp. *                                  1,283              40
YUM! Brands, Inc.                                          2,060             124
                                                                     -----------
                                                                           1,490
DIVERSIFIED FINANCIALS 1.7%
--------------------------------------------------------------------------------
American Express Co.                                       8,310             484
Ameriprise Financial, Inc.                                 1,542              91
Bank of America Corp.                                     30,427           1,600
Capital One Financial Corp.                                1,900             153
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                   230             130
CIT Group, Inc.                                            1,300              77
Citigroup, Inc.                                           34,266           1,889
E*TRADE Financial Corp. *                                  2,400              59
Federated Investors, Inc., Class B                           700              25
Franklin Resources, Inc.                                   1,010             120
Goldman Sachs Group, Inc.                                  3,079             653
Janus Capital Group, Inc.                                  1,400              29
JPMorgan Chase & Co.                                      23,413           1,192
Legg Mason, Inc.                                             800              84
Lehman Brothers Holdings, Inc.                             3,600             296
Mellon Financial Corp.                                     2,800             120
Merrill Lynch & Co., Inc.                                  6,300             589
Moody's Corp. *                                            2,000             143
Morgan Stanley                                             7,010             580
Northern Trust Corp.                                       1,400              85
SLM Corp.                                                  3,000             138
State Street Corp. *                                       2,200             156
T. Rowe Price Group, Inc.                                  1,600              77
The Bank of New York Co., Inc.                             4,900             196
The Bear Stearns Cos., Inc.                                  602              99
The Charles Schwab Corp. (a)                               6,883             130
                                                                     -----------
                                                                           9,195
ENERGY 1.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   3,020             132
Apache Corp.                                               2,048             149
Baker Hughes, Inc.                                         2,250             155
BJ Services Co.                                            2,000              55
Chesapeake Energy Corp.                                    2,300              68
Chevron Corp.                                             14,727           1,073
ConocoPhillips                                            10,985             730
CONSOL Energy, Inc.                                        1,200              41
Devon Energy Corp.                                         3,000             210
El Paso Corp.                                              3,222              50
EOG Resources, Inc.                                        1,518             105
Exxon Mobil Corp.                                         40,010           2,965
Halliburton Co.                                            6,748             199
Hess Corp.                                                 1,800              97
Kinder Morgan, Inc.                                          745              79
Marathon Oil Corp.                                         2,218             200
Murphy Oil Corp.                                           1,100              55
Nabors Industries Ltd. *                                   2,000              61
National-Oilwell Varco, Inc. *                             1,130              69
Noble Corp.                                                  900              68
Occidental Petroleum Corp.                                 5,400             250
Rowan Cos., Inc.                                             600              20
Schlumberger Ltd.                                          7,800             495
Smith International, Inc.                                  1,300              52
Spectra Energy Corp.                                       3,756              98
Sunoco, Inc.                                                 900              57
Transocean, Inc. *                                         2,016             156
Valero Energy Corp.                                        4,000             217
Weatherford International Ltd. *                           1,820              74
Williams Cos., Inc.                                        3,000              81
XTO Energy, Inc.                                           2,266             114
                                                                     -----------
                                                                           8,175
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     3,000             168
CVS Corp.                                                  5,200             175
Safeway, Inc.                                              2,800             101
Supervalu, Inc.                                            1,386              53
Sysco Corp.                                                4,400             152
The Kroger Co.                                             5,300             136
Wal-Mart Stores, Inc.                                     16,640             794
Walgreen Co.                                               6,600             299
Whole Foods Market, Inc. *                                   800              34
                                                                     -----------
                                                                           1,912
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        13,640           1,192
Anheuser-Busch Cos., Inc.                                  5,200             265

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Archer-Daniels-Midland Co.                                 4,446             142
Brown-Forman Corp., Class B                                  804              53
Campbell Soup Co.                                          1,200              46
Coca-Cola Enterprises, Inc.                                2,700              56
ConAgra Foods, Inc.                                        3,300              85
Constellation Brands, Inc., Class A *                      1,290              32
Dean Foods Co. *                                             800              36
General Mills, Inc.                                        2,392             137
H.J. Heinz Co.                                             2,300             108
Kellogg Co.                                                1,700              84
McCormick & Co., Inc.                                        900              35
Molson Coors Brewing Co., Class B                            200              16
PepsiCo, Inc.                                             11,070             722
Reynolds American, Inc.                                    1,228              79
Sara Lee Corp.                                             5,100              88
The Coca-Cola Co.                                         13,810             661
The Hershey Co.                                            1,600              82
The Pepsi Bottling Group, Inc.                               926              29
Tyson Foods, Inc., Class A                                 1,700              30
UST, Inc.                                                  1,100              63
Wm. Wrigley Jr. Co.                                        1,500              77
                                                                     -----------
                                                                           4,118
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                4,136             174
AmerisourceBergen Corp.                                    1,400              73
Bausch & Lomb, Inc.                                          400              22
Baxter International, Inc.                                 3,800             189
Becton Dickinson & Co.                                     1,800             138
Biomet, Inc.                                               1,575              67
Boston Scientific Corp. *                                  7,307             135
C.R. Bard, Inc.                                              600              50
Cardinal Health, Inc.                                      2,775             198
Caremark Rx, Inc.                                          2,988             183
CIGNA Corp.                                                1,000             132
Coventry Health Care, Inc. *                               1,050              54
Express Scripts, Inc. *                                    1,000              70
Health Management Associates, Inc., Class A                1,600              31
Hospira, Inc. *                                            1,020              38
Humana, Inc. *                                               800              44
IMS Health, Inc.                                           1,500              43
Laboratory Corp. of America Holdings *                       900              66
Manor Care, Inc.                                             500              27
McKesson Corp.                                             1,773              99
Medco Health Solutions, Inc. *                             1,784             106
Medtronic, Inc.                                            7,800             417
Patterson Cos., Inc. *                                       900              34
Quest Diagnostics, Inc.                                    1,470              77
St. Jude Medical, Inc. *                                   2,120              91
Stryker Corp.                                              1,946             121
Tenet Healthcare Corp. *                                   3,150              22
UnitedHealth Group, Inc.                                   8,400             439
WellPoint, Inc. *                                          3,852             302
Zimmer Holdings, Inc. *                                    1,500             126
                                                                     -----------
                                                                           3,568
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        3,000             103
Colgate-Palmolive Co.                                      3,600             246
Kimberly-Clark Corp.                                       3,380             235
Procter & Gamble Co.                                      21,832           1,416
The Clorox Co.                                             1,300              85
The Estee Lauder Cos., Inc., Class A                         700              33
                                                                     -----------
                                                                           2,118
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   1,700              98
AFLAC, Inc.                                                3,300             157
Ambac Financial Group, Inc.                                  684              60
American International Group, Inc.                        17,342           1,187
AON Corp.                                                  2,025              73
Cincinnati Financial Corp.                                 1,323              59
Genworth Financial, Inc., Class A                          2,500              87
Lincoln National Corp.                                     2,243             151
Loews Corp.                                                2,700             117
Marsh & McLennan Cos., Inc.                                3,600             106
MBIA, Inc.                                                 1,050              75
MetLife, Inc.                                              4,986             310
Principal Financial Group, Inc.                            2,329             144
Prudential Financial, Inc. *                               3,500             312
SAFECO Corp.                                                 800              51
The Allstate Corp.                                         4,700             283
The Chubb Corp.                                            2,400             125
The Hartford Financial Services Group, Inc.                1,800             171
The Progressive Corp.                                      6,000             139
The St. Paul Travelers Cos., Inc.                          4,241             216
Torchmark Corp.                                              800              52
UnumProvident Corp.                                        1,657              37
XL Capital Ltd., Class A                                     800              55
                                                                     -----------
                                                                           4,065
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             1,500             112
Alcoa, Inc.                                                5,648             182
Allegheny Technologies, Inc.                                 492              51
Ashland, Inc.                                                500              35
Ball Corp.                                                   800              37
Bemis Co.                                                    600              20
E. I. du Pont de Nemours & Co.                             6,484             321
Eastman Chemical Co.                                         600              35
Ecolab, Inc.                                               1,200              53
Freeport-McMoRan Copper & Gold, Inc., Class B              1,100              63
Hercules, Inc. *                                             700              14
International Flavors & Fragrances, Inc. *                   800              39
International Paper Co.                                    3,166             107
Louisiana-Pacific Corp.                                      700              16
MeadWestvaco Corp.                                         1,279              39
Monsanto Co.                                               3,454             190

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Newmont Mining Corp.                                       2,754             124
Nucor Corp.                                                2,400             155
Pactiv Corp. *                                             1,000              32
Phelps Dodge Corp.                                         1,080             134
PPG Industries, Inc.                                       1,200              80
Praxair, Inc.                                              2,000             126
Rohm & Haas Co.                                            1,421              74
Sealed Air Corp.                                             621              41
Sigma-Aldrich Corp.                                        1,000              38
Temple-Inland, Inc.                                          800              40
The Dow Chemical Co.                                       6,049             251
United States Steel Corp.                                    700              58
Vulcan Materials Co.                                         700              71
Weyerhaeuser Co.                                           1,400             105
                                                                     -----------
                                                                           2,643
MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         5,309             165
Clear Channel Communications, Inc.                         4,080             148
Comcast Corp., Class A *                                  14,661             650
Dow Jones & Co., Inc.                                        600              23
Gannett Co., Inc.                                          1,700              99
Meredith Corp.                                               300              18
News Corp., Class A                                       16,300             379
Omnicom Group, Inc.                                        1,200             126
The E.W. Scripps Co., Class A                                600              29
The Interpublic Group of Cos., Inc. *                      2,500              33
The McGraw-Hill Cos., Inc.                                 2,400             161
The New York Times Co., Class A                            1,100              25
The Walt Disney Co.                                       13,217             465
Time Warner, Inc.                                         27,870             610
Tribune Co.                                                2,100              64
Univision Communications, Inc., Class A *                  2,048              73
Viacom, Inc., Class B *                                    5,309             216
                                                                     -----------
                                                                           3,284
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                       10,200             541
Allergan, Inc.                                               900             105
Amgen, Inc. *                                              8,340             587
Applied Biosystems Group - Applera Corp.                   1,400              49
Barr Pharmaceuticals, Inc. *                                 600              32
Biogen Idec, Inc. *                                        2,150             104
Bristol-Myers Squibb Co.                                  12,800             368
Eli Lilly and Co.                                          7,400             400
Forest Laboratories, Inc. *                                2,400             135
Genzyme Corp. *                                            1,700             112
Gilead Sciences, Inc. *                                    2,980             192
Johnson & Johnson *                                       19,872           1,327
King Pharmaceuticals, Inc. *                               1,388              25
MedImmune, Inc. *                                          1,400              48
Merck & Co., Inc.                                         14,500             649
Millipore Corp. *                                            200              14
Mylan Laboratories, Inc.                                   1,700              38
PerkinElmer, Inc.                                            600              14
Pfizer, Inc.                                              49,386           1,296
Schering-Plough Corp. *                                    9,500             237
Thermo Fisher Scientific, Inc. *                           2,340             112
Waters Corp. *                                               900              51
Watson Pharmaceuticals, Inc. *                               600              16
Wyeth                                                      8,800             435
                                                                     -----------
                                                                           6,887
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               600              38
Archstone-Smith Trust                                      1,300              82
Boston Properties, Inc.                                      500              63
Equity Office Properties Trust                             2,600             144
Equity Residential                                         1,700              96
Kimco Realty Corp.                                           301              15
Plum Creek Timber Co., Inc.                                1,200              48
ProLogis                                                   1,200              78
Public Storage, Inc.                                         600              65
Realogy Corp. *                                            1,603              48
Simon Property Group, Inc.                                 1,450             166
Vornado Realty Trust                                         800              98
                                                                     -----------
                                                                             941
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         2,000              75
AutoNation, Inc. *                                         2,000              45
AutoZone, Inc. *                                             500              63
Bed, Bath & Beyond, Inc. *                                 1,800              76
Best Buy Co., Inc. *                                       3,150             159
Big Lots, Inc. *                                             700              18
Circuit City Stores, Inc.                                  1,400              29
Dillard's, Inc., Class A                                     700              24
Dollar General Corp.                                       2,202              37
eBay, Inc. *                                               7,416             240
Family Dollar Stores, Inc.                                 1,100              36
Federated Department Stores, Inc.                          3,508             145
Genuine Parts Co.                                          1,150              55
J.C. Penney Co., Inc.                                      1,700             138
Kohl's Corp. *                                             2,200             156
Limited Brands, Inc. *                                     2,991              84
Lowe's Cos., Inc.                                         10,000             337
Nordstrom, Inc. *                                          1,800             100
Office Depot, Inc. *                                       2,500              93
OfficeMax, Inc.                                              600              29
RadioShack Corp.                                           1,300              29
Sally Beauty Holdings, Inc. *                                600               5
Sears Holdings Corp. *                                       673             119
Staples, Inc.                                              4,575             118
Target Corp.                                               5,800             356
The Gap, Inc.                                              3,862              74
The Home Depot, Inc. *                                    14,600             595
The Sherwin-Williams Co.                                   1,100              76
The TJX Cos., Inc.                                         3,600             106
Tiffany & Co.                                                950              37
                                                                     -----------
                                                                           3,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             2,040              32
Altera Corp. *                                             2,546              51

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Analog Devices, Inc.                                       2,300              75
Applied Materials, Inc.                                   10,900             193
Broadcom Corp., Class A *                                  3,000              96
Intel Corp.                                               40,660             852
KLA-Tencor Corp.                                           1,200              59
Linear Technology Corp.                                    2,000              62
LSI Logic Corp. *                                          2,000              19
Maxim Integrated Products, Inc.                            2,100              65
Micron Technology, Inc. *                                  3,600              47
National Semiconductor Corp.                               2,200              51
Novellus Systems, Inc. *                                     900              28
NVIDIA Corp. *                                             1,800              55
PMC - Sierra, Inc. *                                       1,100               7
Teradyne, Inc. *                                           1,100              16
Texas Instruments, Inc.                                   11,300             352
Xilinx, Inc.                                               2,100              51
                                                                     -----------
                                                                           2,111
SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      3,200             124
Affiliated Computer Services, Inc., Class A *                465              23
Autodesk, Inc. *                                           1,600              70
Automatic Data Processing, Inc.                            3,900             186
BMC Software, Inc. *                                       1,600              55
CA, Inc.                                                   3,825              94
Citrix Systems, Inc. *                                     1,200              38
Cognizant Technology Solutions Corp., Class A *              900              77
Computer Sciences Corp. *                                  1,090              57
Compuware Corp. *                                          2,400              22
Convergys Corp. *                                            869              23
Electronic Arts, Inc. *                                    1,792              90
Electronic Data Systems Corp.                              3,100              82
Fidelity National Information Services, Inc.               1,000              42
First Data Corp.                                           5,704             142
Fiserv, Inc. *                                             1,200              63
Google, Inc., Class A *                                    1,400             702
Intuit, Inc. *                                             2,654              83
Microsoft Corp.                                           58,390           1,802
Novell, Inc. *                                             2,200              16
Oracle Corp. *                                            25,721             441
Parametric Technology Corp. *                                720              14
Paychex, Inc.                                              2,475              99
Sabre Holdings Corp., Class A                                922              30
Symantec Corp. *                                           8,018             142
Unisys Corp. *                                             2,100              18
VeriSign, Inc. *                                           1,600              38
Western Union Co.                                          5,704             127
Yahoo! Inc. *                                              8,400             238
                                                                     -----------
                                                                           4,938
TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               714              12
Agilent Technologies, Inc. *                               2,917              93
Alcatel-Lucent, ADR                                        5,251              68
Apple, Inc. *                                              5,430             466
Avaya, Inc. *                                              2,775              36
Ciena Corp. *                                                300               9
Cisco Systems, Inc. *                                     42,100           1,120
Comverse Technology, Inc. *                                1,000              19
Corning, Inc. *                                            9,550             199
Dell, Inc. *                                              16,500             400
EMC Corp. *                                               15,562             218
Hewlett-Packard Co.                                       18,324             793
International Business Machines Corp.                     10,200           1,011
Jabil Circuit, Inc.                                        1,341              32
JDS Uniphase Corp. *                                       1,058              19
Juniper Networks, Inc. *                                   3,000              54
Lexmark International, Inc., Class A *                       800              50
Molex, Inc.                                                1,250              37
Motorola, Inc.                                            16,150             321
NCR Corp. *                                                1,200              57
Network Appliance, Inc. *                                  2,000              75
QLogic Corp. *                                             1,170              21
QUALCOMM, Inc.                                            10,760             405
SanDisk Corp. *                                            1,200              48
Sanmina -- SCI Corp. *                                     3,400              12
Solectron Corp. *                                          5,300              17
Sun Microsystems, Inc. *                                  20,800             138
Tektronix, Inc.                                              500              14
Tellabs, Inc. *                                            2,700              27
Xerox Corp. *                                              5,200              90
                                                                     -----------
                                                                           5,861
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               2,510             154
AT&T Corp.                                                41,406           1,558
CenturyTel, Inc.                                             900              40
Citizens Communications Co.                                1,732              25
Embarq Corp.                                                 943              52
Qwest Communications International, Inc. *                10,622              87
Sprint Nextel Corp.                                       18,876             337
Verizon Communications, Inc.                              17,836             687
Windstream Corp.                                           2,595              39
                                                                     -----------
                                                                           2,979
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         2,500             201
CSX Corp.                                                  3,000             110
Delta Air Lines, Inc. *                                      900               1
FedEx Corp.                                                1,960             216
Norfolk Southern Corp.                                     2,500             124
Ryder System, Inc.                                           400              22
Southwest Airlines Co.                                     5,137              78
Union Pacific Corp.                                        1,700             172
United Parcel Service, Inc., Class B                       7,385             534
                                                                     -----------
                                                                           1,458
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     720              34
Ameren Corp.                                               1,200              64

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Electric Power Co., Inc.                          2,580             112
CenterPoint Energy, Inc.                                   1,924              33
CMS Energy Corp. *                                           700              12
Consolidated Edison, Inc.                                  1,500              72
Constellation Energy Group, Inc.                           1,000              73
Dominion Resources, Inc.                                   2,167             180
DTE Energy Co.                                             1,000              46
Duke Energy Corp.                                          7,512             148
Dynegy, Inc., Class A *                                    2,100              15
Edison International                                       2,200              99
Entergy Corp.                                              1,500             139
Exelon Corp.                                               4,324             259
FirstEnergy Corp.                                          2,030             120
FPL Group, Inc.                                            2,600             147
KeySpan Corp.                                                900              37
Nicor, Inc.                                                  300              14
NiSource, Inc.                                             1,651              39
Peoples Energy Corp. *                                       200               9
PG&E Corp.                                                 2,700             126
Pinnacle West Capital Corp.                                  600              29
PPL Corp.                                                  2,000              71
Progress Energy, Inc.                                      1,593              76
Public Service Enterprise Group, Inc.                      1,500             101
Sempra Energy                                              1,360              78
TECO Energy, Inc.                                            900              15
The AES Corp. *                                            3,200              67
The Southern Co.                                           4,500             164
TXU Corp.                                                  3,164             171
Xcel Energy, Inc.                                          2,585              60
                                                                     -----------
                                                                           2,610
TOTAL COMMON STOCK
(COST $47,410)                                                            86,102

OTHER INVESTMENT COMPANIES 83.5% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)           7,777,732          88,277
Schwab International Index Fund, Select Shares (a)     3,787,311          82,715
Schwab Small-Cap Index Fund, Select Shares (a)         3,441,960          82,676
Schwab Total Bond Market Fund (a)                     19,067,198         186,859
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         23,550,930          23,551
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $383,655)                                                          464,078

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

JP Morgan, Grand Cayman Time Deposit
  5.00%, 02/01/07                                          4,935           4,935
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,935)                                                              4,935

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $438,944, and the unrealized appreciation and depreciation were $120,997 and ($4,826), respectively, with net unrealized appreciaton of $116,171.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
  6.0%  Common Stock                                       12,259         20,227
 92.4%  Other Investment Companies                        269,761        309,709
  1.6%  Short-Term Investment                               5,236          5,236
--------------------------------------------------------------------------------
100.0%  Total Investments                                 287,256        335,172
  0.0%  Other Assets and
        Liabilities, Net                                                      26
--------------------------------------------------------------------------------
100.0%  Total Net Assets                                                 335,198

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 6.0% of net assets

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Ford Motor Co.                                              2,921             24
General Motors Corp.                                          825             27
Harley-Davidson, Inc.                                         500             34
Johnson Controls, Inc.                                        300             28
The Goodyear Tire & Rubber Co. *                              300              7
                                                                     -----------
                                                                             120
BANKS 0.3%
--------------------------------------------------------------------------------
BB&T Corp.                                                    850             36
Comerica, Inc.                                                300             18
Commerce Bancorp, Inc.                                        200              7
Compass Bancshares, Inc.                                      190             12
Countrywide Financial Corp.                                   798             35
Fannie Mae                                                  1,475             83
Fifth Third Bancorp                                           867             35
First Horizon National Corp.                                  200              9
Freddie Mac                                                 1,000             65
Huntington Bancshares, Inc.                                   423             10
KeyCorp                                                       700             27
M&T Bank Corp.                                                199             24
Marshall & Ilsley Corp.                                       322             15
MGIC Investment Corp.                                         150              9
National City Corp.                                           950             36
PNC Financial Services Group, Inc.                            400             29
Regions Financial Corp.                                     1,148             42
Sovereign Bancorp, Inc.                                       420             10
SunTrust Banks, Inc.                                          500             41
Synovus Financial Corp.                                       400             13
U.S. Bancorp                                                2,922            104
Wachovia Corp.                                              2,970            168
Washington Mutual, Inc.                                     1,491             66
Wells Fargo & Co.                                           5,120            184
Zions Bancorp                                                 100              8
                                                                     -----------
                                                                           1,086
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                      1,200             89
American Power Conversion Corp.                               225              7
American Standard Cos., Inc.                                  300             15
Caterpillar, Inc.                                           1,100             71
Cooper Industries Ltd., Class A                               150             14
Cummins, Inc.                                                 100             13
Danaher Corp.                                                 500             37
Deere & Co.                                                   400             40
Dover Corp.                                                   300             15
Eaton Corp.                                                   200             16
Emerson Electric Co.                                        1,300             58
Fluor Corp.                                                   100              8
General Dynamics Corp.                                        600             47
General Electric Co.                                       16,490            595
Goodrich Corp.                                                200             10
Honeywell International, Inc.                               1,275             58
Illinois Tool Works, Inc.                                     700             36
Ingersoll-Rand Co., Ltd., Class A                             500             21
ITT Corp.                                                     300             18
L-3 Communications Holdings, Inc.                             200             17
Lockheed Martin Corp.                                         700             68
Masco Corp.                                                   700             22
Northrop Grumman Corp.                                        514             36
PACCAR, Inc.                                                  450             30
Pall Corp.                                                    200              7
Parker Hannifin Corp.                                         150             12
Raytheon Co.                                                  600             31
Rockwell Automation, Inc.                                     300             18
Rockwell Collins, Inc.                                        300             20
Textron, Inc.                                                 200             19
The Boeing Co.                                              1,246            112
Tyco International Ltd.                                     3,013             96
United Technologies Corp.                                   1,600            109
W.W. Grainger, Inc.                                           100              8
                                                                     -----------
                                                                           1,773
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                               500              6
Avery Dennison Corp. *                                        200             14
Cintas Corp.                                                  260             11
Equifax, Inc.                                                 200              8
Monster Worldwide, Inc. *                                     191             10
Pitney Bowes, Inc.                                            400             19
R.R. Donnelley & Sons Co. *                                   300             11
Robert Half International, Inc.                               300             12
Waste Management, Inc.                                        907             35
                                                                     -----------
                                                                             126
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                               100              3
Centex Corp.                                                  200             11
Coach, Inc. *                                                 600             27

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
D.R. Horton, Inc.                                             420             12
Eastman Kodak Co.                                             500             13
Fortune Brands, Inc.                                          200             17
Harman International Industries, Inc.                         100              9
Hasbro, Inc.                                                  325              9
Jones Apparel Group, Inc.                                     200              7
KB Home                                                       200             11
Leggett & Platt, Inc.                                         300              7
Lennar Corp., Class A                                         200             11
Liz Claiborne, Inc.                                           200              9
Mattel, Inc.                                                  650             16
Newell Rubbermaid, Inc.                                       436             13
NIKE, Inc., Class B                                           300             30
Pulte Homes, Inc.                                             400             14
Snap-on, Inc.                                                 100              5
The Black & Decker Corp.                                      100              9
The Stanley Works                                             100              6
VF Corp.                                                      200             15
Whirlpool Corp.                                               111             10
                                                                     -----------
                                                                             264
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                 250             11
Carnival Corp.                                                820             42
Darden Restaurants, Inc.                                      300             12
H&R Block, Inc.                                               600             15
Harrah's Entertainment, Inc.                                  200             17
Hilton Hotels Corp.                                           600             21
International Game Technology                                 556             24
Marriott International, Inc., Class A                         600             29
McDonald's Corp.                                            2,000             88
Starbucks Corp. *                                           1,120             39
Starwood Hotels & Resorts Worldwide, Inc.                     300             19
Wendy's International, Inc.                                   200              7
Wyndham Worldwide Corp. *                                     291              9
YUM! Brands, Inc.                                             480             29
                                                                     -----------
                                                                             362
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
American Express Co.                                        1,820            106
Ameriprise Financial, Inc.                                    364             21
Bank of America Corp.                                       7,142            376
Capital One Financial Corp.                                   450             36
Chicago Mercantile Exchange Holdings, Inc.,
  Class A                                                      54             30
CIT Group, Inc.                                               300             18
Citigroup, Inc.                                             7,782            429
E*TRADE Financial Corp. *                                     600             15
Federated Investors, Inc., Class B                            200              7
Franklin Resources, Inc.                                      200             24
Goldman Sachs Group, Inc.                                     728            154
Janus Capital Group, Inc.                                     400              8
JPMorgan Chase & Co.                                        5,352            273
Legg Mason, Inc.                                              190             20
Lehman Brothers Holdings, Inc.                                800             66
Mellon Financial Corp.                                        700             30
Merrill Lynch & Co., Inc.                                   1,500            140
Moody's Corp. *                                               400             29
Morgan Stanley                                              1,630            135
Northern Trust Corp.                                          300             18
SLM Corp.                                                     650             30
State Street Corp. *                                          500             36
T. Rowe Price Group, Inc.                                     400             19
The Bank of New York Co., Inc.                              1,200             48
The Bear Stearns Cos., Inc.                                   145             24
The Charles Schwab Corp.                                    2,125             40
                                                                     -----------
                                                                           2,132
ENERGY 0.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      734             32
Apache Corp.                                                  462             34
Baker Hughes, Inc.                                            470             32
BJ Services Co.                                               400             11
Chesapeake Energy Corp.                                       500             15
Chevron Corp.                                               3,520            257
ConocoPhillips                                              2,596            172
CONSOL Energy, Inc.                                           300             10
Devon Energy Corp.                                            700             49
El Paso Corp.                                                 769             12
EOG Resources, Inc.                                           360             25
Exxon Mobil Corp.                                           9,518            705
Halliburton Co.                                             1,428             42
Hess Corp.                                                    300             16
Kinder Morgan, Inc.                                           176             19
Marathon Oil Corp.                                            523             47
Murphy Oil Corp.                                              300             15
Nabors Industries Ltd. *                                      400             12
National-Oilwell Varco, Inc. *                                270             16
Noble Corp.                                                   200             15
Occidental Petroleum Corp.                                  1,200             56
Peabody Energy Corp.                                          400             16
Rowan Cos., Inc.                                              100              3
Schlumberger Ltd.                                           1,800            114
Smith International, Inc.                                     300             12
Spectra Energy Corp. *                                        938             25
Sunoco, Inc.                                                  200             13
Transocean, Inc. *                                            474             37
Valero Energy Corp.                                         1,000             54
Weatherford International Ltd. *                              440             18
Williams Cos., Inc.                                           700             19
XTO Energy, Inc.                                              533             27
                                                                     -----------
                                                                           1,930
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                        700             39
CVS Corp.                                                   1,200             40
Safeway, Inc.                                                 650             23
Supervalu, Inc.                                               318             12
Sysco Corp.                                                 1,000             35
The Kroger Co.                                              1,200             31
Wal-Mart Stores, Inc.                                       3,900            186
Walgreen Co.                                                1,600             73
Whole Foods Market, Inc. *                                    100              4
                                                                     -----------
                                                                             443
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                          3,220            281

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Anheuser-Busch Cos., Inc.                                   1,200             61
Archer-Daniels-Midland Co.                                  1,014             33
Brown-Forman Corp., Class B                                   150             10
Campbell Soup Co.                                             300             12
Coca-Cola Enterprises, Inc.                                   700             14
ConAgra Foods, Inc.                                           800             21
Constellation Brands, Inc., Class A *                         300              7
Dean Foods Co. *                                              200              9
General Mills, Inc.                                           582             33
H.J. Heinz Co.                                                600             28
Kellogg Co.                                                   400             20
McCormick & Co., Inc.                                         200              8
Molson Coors Brewing Co., Class B                              50              4
PepsiCo, Inc.                                               2,560            167
Reynolds American, Inc.                                       274             18
Sara Lee Corp.                                              1,200             21
The Coca-Cola Co.                                           3,220            154
The Hershey Co.                                               400             20
The Pepsi Bottling Group, Inc.                                350             11
Tyson Foods, Inc., Class A                                    400              7
UST, Inc.                                                     300             17
Wm. Wrigley Jr. Co.                                           375             19
                                                                     -----------
                                                                             975
HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                   888             37
AmerisourceBergen Corp.                                       400             21
Bausch & Lomb, Inc.                                           100              6
Baxter International, Inc.                                    900             45
Becton Dickinson & Co.                                        400             31
Biomet, Inc.                                                  450             19
Boston Scientific Corp. *                                   2,107             39
C.R. Bard, Inc.                                               200             16
Cardinal Health, Inc.                                         650             46
Caremark Rx, Inc.                                             581             36
CIGNA Corp.                                                   200             26
Coventry Health Care, Inc. *                                  300             15
Express Scripts, Inc. *                                       200             14
Health Management Associates, Inc., Class A                   400              8
Hospira, Inc. *                                               240              9
Humana, Inc. *                                                200             11
IMS Health, Inc.                                              350             10
Laboratory Corp. of America Holdings *                        200             15
Manor Care, Inc.                                              100              5
McKesson Corp.                                                422             24
Medco Health Solutions, Inc. *                                422             25
Medtronic, Inc.                                             1,800             96
Patterson Cos., Inc. *                                        200              8
Quest Diagnostics, Inc.                                       278             15
St. Jude Medical, Inc. *                                      500             21
Stryker Corp.                                                 602             37
Tenet Healthcare Corp. *                                      750              5
UnitedHealth Group, Inc.                                    2,000            105
WellPoint, Inc. *                                             900             71
Zimmer Holdings, Inc. *                                       350             29
                                                                     -----------
                                                                             845
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Avon Products, Inc.                                           700             24
Colgate-Palmolive Co.                                         800             55
Kimberly-Clark Corp.                                          756             52
Procter & Gamble Co.                                        5,062            328
The Clorox Co.                                                300             20
The Estee Lauder Cos., Inc., Class A                          100              5
                                                                     -----------
                                                                             484
INSURANCE 0.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                      400             23
AFLAC, Inc.                                                   800             38
Ambac Financial Group, Inc.                                   162             14
American International Group, Inc.                          3,979            272
AON Corp.                                                     475             17
Cincinnati Financial Corp.                                    330             15
Genworth Financial, Inc., Class A                             300             11
Lincoln National Corp.                                        501             34
Loews Corp.                                                   900             39
Marsh & McLennan Cos., Inc.                                   800             24
MBIA, Inc.                                                    200             14
MetLife, Inc.                                               1,178             73
Principal Financial Group, Inc.                               550             34
Prudential Financial, Inc. *                                  800             71
SAFECO Corp.                                                  200             13
The Allstate Corp.                                          1,100             66
The Chubb Corp.                                               600             31
The Hartford Financial Services Group, Inc.                   425             40
The Progressive Corp.                                       1,400             33
The St. Paul Travelers Cos., Inc.                           1,006             51
Torchmark Corp.                                               200             13
UnumProvident Corp.                                           346              8
XL Capital Ltd., Class A                                      200             14
                                                                     -----------
                                                                             948
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                300             22
Alcoa, Inc.                                                 1,312             42
Allegheny Technologies, Inc.                                  146             15
Ashland, Inc.                                                 100              7
Ball Corp.                                                    200              9
Bemis Co.                                                     200              7
E. I. du Pont de Nemours & Co.                              1,525             76
Eastman Chemical Co.                                          100              6
Ecolab, Inc.                                                  400             18
Freeport-McMoRan Copper & Gold, Inc., Class B                 300             17
Hercules, Inc. *                                              200              4
International Flavors & Fragrances, Inc. *                    200             10
International Paper Co.                                       739             25
Louisiana-Pacific Corp.                                       100              2
MeadWestvaco Corp.                                            294              9
Monsanto Co.                                                  664             37

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Newmont Mining Corp.                                          643             29
Nucor Corp.                                                   400             26
Pactiv Corp. *                                                300             10
Phelps Dodge Corp.                                            270             33
PPG Industries, Inc.                                          250             17
Praxair, Inc.                                                 500             32
Rohm & Haas Co.                                               373             19
Sealed Air Corp.                                              153             10
Sigma-Aldrich Corp.                                           200              8
Temple-Inland, Inc.                                           200             10
The Dow Chemical Co.                                        1,372             57
United States Steel Corp.                                     100              8
Vulcan Materials Co.                                          200             20
Weyerhaeuser Co.                                              350             26
                                                                     -----------
                                                                             611
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          1,330             41
Clear Channel Communications, Inc.                            967             35
Comcast Corp., Class A *                                    3,463            153
Dow Jones & Co., Inc.                                         100              4
Gannett Co., Inc.                                             400             23
Meredith Corp.                                                100              6
News Corp., Class A                                         3,880             90
Omnicom Group, Inc.                                           300             32
The E.W. Scripps Co., Class A                                 100              5
The Interpublic Group of Cos., Inc. *                         600              8
The McGraw-Hill Cos., Inc.                                    600             40
The New York Times Co., Class A                               200              5
The Walt Disney Co.                                         3,077            108
Time Warner, Inc.                                           6,380            140
Tribune Co.                                                   500             15
Univision Communications, Inc., Class A *                     519             19
Viacom, Inc., Class B *                                     1,330             54
                                                                     -----------
                                                                             778
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                         2,400            127
Allergan, Inc.                                                200             23
Amgen, Inc. *                                               1,952            137
Applied Biosystems Group - Applera Corp.                      300             10
Barr Pharmaceuticals, Inc. *                                  200             11
Biogen Idec, Inc. *                                           480             23
Bristol-Myers Squibb Co.                                    3,000             86
Eli Lilly and Co.                                           1,725             93
Forest Laboratories, Inc. *                                   550             31
Genzyme Corp. *                                               325             21
Gilead Sciences, Inc. *                                       650             42
Johnson & Johnson *                                         4,622            309
King Pharmaceuticals, Inc. *                                  366              7
MedImmune, Inc. *                                             400             14
Merck & Co., Inc.                                           3,400            152
Millipore Corp. *                                             100              7
Mylan Laboratories, Inc.                                      400              9
PerkinElmer, Inc.                                             200              5
Pfizer, Inc.                                               11,557            303
Schering-Plough Corp. *                                     2,300             58
Thermo Fisher Scientific, Inc. *                              526             25
Waters Corp. *                                                200             11
Watson Pharmaceuticals, Inc. *                                200              6
Wyeth                                                       2,000             99
                                                                     -----------
                                                                           1,609
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                100              6
Archstone-Smith Trust                                         300             19
Boston Properties, Inc.                                       130             16
Equity Office Properties Trust                                600             33
Equity Residential                                            400             23
Kimco Realty Corp.                                            168              8
Plum Creek Timber Co., Inc.                                   300             12
ProLogis                                                      300             20
Public Storage, Inc.                                          100             11
Realogy Corp. *                                               364             11
Simon Property Group, Inc.                                    300             34
Vornado Realty Trust                                          200             25
                                                                     -----------
                                                                             218
RETAILING 0.2%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                            300             11
AutoNation, Inc. *                                            500             11
AutoZone, Inc. *                                              150             19
Bed, Bath & Beyond, Inc. *                                    400             17
Best Buy Co., Inc. *                                          675             34
Big Lots, Inc. *                                              200              5
Circuit City Stores, Inc.                                     300              6
Dillard's, Inc., Class A                                      200              7
Dollar General Corp.                                          515              9
eBay, Inc. *                                                1,708             55
Family Dollar Stores, Inc.                                    300             10
Federated Department Stores, Inc.                             910             38
Genuine Parts Co.                                             250             12
J.C. Penney Co., Inc.                                         400             32
Kohl's Corp. *                                                500             35
Limited Brands, Inc. *                                        739             21
Lowe's Cos., Inc.                                           2,400             81
Nordstrom, Inc. *                                             400             22
Office Depot, Inc. *                                          600             22
OfficeMax, Inc.                                               100              5
RadioShack Corp.                                              300              7
Sally Beauty Holdings, Inc. *                                 150              1
Sears Holdings Corp. *                                        154             27
Staples, Inc.                                               1,125             29
Target Corp.                                                1,400             86
The Gap, Inc.                                               1,362             26
The Home Depot, Inc. *                                      3,450            141
The Sherwin-Williams Co.                                      200             14
The TJX Cos., Inc.                                            800             24
Tiffany & Co.                                                 250             10
                                                                     -----------
                                                                             817
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                                560              9
Altera Corp. *                                                510             10

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Analog Devices, Inc.                                          600             20
Applied Materials, Inc.                                     2,600             46
Broadcom Corp., Class A *                                     738             24
Intel Corp.                                                 9,800            205
KLA-Tencor Corp.                                              300             15
Linear Technology Corp.                                       500             15
LSI Logic Corp. *                                             500              5
Maxim Integrated Products, Inc.                               500             15
Micron Technology, Inc. *                                     900             12
National Semiconductor Corp.                                  600             14
Novellus Systems, Inc. *                                      250              8
NVIDIA Corp. *                                                400             12
PMC - Sierra, Inc. *                                          300              2
Teradyne, Inc. *                                              300              4
Texas Instruments, Inc.                                     2,700             84
Xilinx, Inc.                                                  500             12
                                                                     -----------
                                                                             512
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                         800             31
Affiliated Computer Services, Inc., Class A *                 203             10
Autodesk, Inc. *                                              400             17
Automatic Data Processing, Inc.                               900             43
BMC Software, Inc. *                                          400             14
CA, Inc.                                                      850             21
Citrix Systems, Inc. *                                        300              9
Cognizant Technology Solutions Corp., Class A *               200             17
Computer Sciences Corp. *                                     258             14
Compuware Corp. *                                             600              5
Convergys Corp. *                                             174              4
Electronic Arts, Inc. *                                       424             21
Electronic Data Systems Corp.                                 700             18
Fidelity National Information Services, Inc.                  250             11
First Data Corp.                                            1,392             35
Fiserv, Inc. *                                                300             16
Google, Inc., Class A *                                       300            150
Intuit, Inc. *                                                626             20
Microsoft Corp.                                            13,620            420
Novell, Inc. *                                                500              4
Oracle Corp. *                                              5,988            103
Parametric Technology Corp. *                                 200              4
Paychex, Inc.                                                 525             21
Sabre Holdings Corp., Class A                                 244              8
Symantec Corp. *                                            1,678             30
Unisys Corp. *                                                500              4
VeriSign, Inc. *                                              300              7
Western Union Co.                                           1,392             31
Yahoo! Inc. *                                               2,000             57
                                                                     -----------
                                                                           1,145
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                142              2
Agilent Technologies, Inc. *                                  710             23
Alcatel-Lucent, ADR                                         1,370             18
Apple, Inc. *                                               1,200            103
Avaya, Inc. *                                                 618              8
Ciena Corp. *                                                  71              2
Cisco Systems, Inc. *                                       9,930            264
Comverse Technology, Inc. *                                   300              6
Corning, Inc. *                                             2,250             47
Dell, Inc. *                                                3,850             93
EMC Corp. *                                                 3,650             51
Hewlett-Packard Co.                                         4,703            203
International Business Machines Corp.                       2,500            248
Jabil Circuit, Inc.                                           322              8
JDS Uniphase Corp. *                                          251              4
Juniper Networks, Inc. *                                      600             11
Lexmark International, Inc., Class A *                        200             13
Molex, Inc.                                                   250              7
Motorola, Inc.                                              3,666             73
NCR Corp. *                                                   400             19
Network Appliance, Inc. *                                     500             19
QLogic Corp. *                                                276              5
QUALCOMM, Inc.                                              2,400             90
SanDisk Corp. *                                               285             11
Sanmina -- SCI Corp. *                                        800              3
Solectron Corp. *                                           1,000              3
Sun Microsystems, Inc. *                                    5,000             33
Tektronix, Inc.                                               200              6
Tellabs, Inc. *                                               600              6
Xerox Corp. *                                               1,200             21
                                                                     -----------
                                                                           1,400
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
ALLTEL Corp.                                                  500             31
AT&T Corp.                                                  9,588            361
CenturyTel, Inc.                                              250             11
Citizens Communications Co.                                   410              6
Embarq Corp.                                                  222             12
Qwest Communications International, Inc. *                  2,524             21
Sprint Nextel Corp.                                         4,454             79
Verizon Communications, Inc.                                4,188            161
Windstream Corp.                                              516              8
                                                                     -----------
                                                                             690
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                            600             48
CSX Corp.                                                     600             22
Delta Air Lines, Inc. *                                       200             --
FedEx Corp.                                                   460             51
Norfolk Southern Corp.                                        600             30
Ryder System, Inc.                                            100              6
Southwest Airlines Co.                                      1,218             18
Union Pacific Corp.                                           400             40
United Parcel Service, Inc.,  Class B                       1,712            124
                                                                     -----------
                                                                             339
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                      170              8
Ameren Corp.                                                  300             16

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Portfolio Holdings (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
American Electric Power Co., Inc.                             580             25
CenterPoint Energy, Inc.                                      474              8
CMS Energy Corp. *                                            200              3
Consolidated Edison, Inc.                                     300             14
Constellation Energy Group, Inc.                              200             15
Dominion Resources, Inc.                                      515             43
DTE Energy Co.                                                200              9
Duke Energy Corp.                                           1,876             37
Dynegy, Inc., Class A *                                       500              4
Edison International                                          500             22
Entergy Corp.                                                 350             33
Exelon Corp.                                                1,024             61
FirstEnergy Corp.                                             533             32
FPL Group, Inc.                                               600             34
KeySpan Corp.                                                 200              8
Nicor, Inc.                                                   100              5
NiSource, Inc.                                                376              9
Peoples Energy Corp. *                                        100              4
PG&E Corp.                                                    600             28
Pinnacle West Capital Corp.                                   100              5
PPL Corp.                                                     600             21
Progress Energy, Inc.                                         354             17
Public Service Enterprise Group, Inc.                         400             27
Sempra Energy                                                 297             17
TECO Energy, Inc.                                             200              3
The AES Corp. *                                               800             17
The Southern Co.                                            1,100             40
TXU Corp.                                                     800             43
Xcel Energy, Inc.                                             510             12
                                                                     -----------
                                                                             620
                                                                     -----------
TOTAL COMMON STOCK
(COST $12,259)                                                            20,227

OTHER INVESTMENT COMPANIES 92.4% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)              173,769          1,972
Schwab International Index Fund, Select
  Shares (a)                                            1,519,788         33,192
Schwab S&P 500 Index Fund, Select Shares (a)            2,013,700         44,765
Schwab Small-Cap Index Fund, Select Shares (a)          1,387,677         33,332
Schwab Total Bond Market Fund (a)                      18,660,602        182,874
Schwab Value Advantage Money Fund, Institutional
  Shares (a)                                           13,574,193         13,574
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $269,761)                                                          309,709

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ x 1,000)    ($ x 1,000)
SHORT-TERM INVESTMENT 1.6% OF NET ASSETS
JP Mogan, Grand Cayman Time Deposit
  5.00%, 02/01/07                                           5,236          5,236
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,236)                                                              5,236

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $288,754 and the unrealized appreciation and depreciation were $49,081 and ($2,663), respectively, with net unrealized appreciation of $46,418.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.3%  OTHER INVESTMENT COMPANIES                       433,848         554,055
  1.6%  SHORT-TERM INVESTMENTS                             9,066           9,066
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                442,914         563,121
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                    301
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 563,422

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.3% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)(b)       21,681,771         246,088
Schwab International Index Fund, Select
   Shares (a)                                          7,685,012         167,841
Schwab Small-Cap Index Fund, Select Shares (a)         5,833,721         140,126
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $433,848)                                                          554,055

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.6%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
 5.00%, 02/01/07                                           8,869           8,869

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
 4.94%, 03/15/07                                             200             197
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,066)                                                              9,066

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $456,109 and the unrealized appreciation and depreciation were $107,012 and $0, respectively, with net unrealized appreciation of $107,012.

In addition to the above, the fund held the following at 01/31/07. All numbers are x 1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS        VALUE         GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini, Long, expires
 03/16/07                                        35         2,525             31

(a)  Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                     5,502,422    8,226,976
  0.3%  SHORT-TERM INVESTMENTS                              21,273       21,273
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                5,523,695    8,248,249
  0.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                  73,113       73,113
(0.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (64,670)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    8,256,692

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                       1,201,277         9,767
General Motors Corp. (a)                                   364,825        11,981
Harley-Davidson, Inc.                                      169,445        11,568
Johnson Controls, Inc.                                     124,684        11,528
The Goodyear Tire & Rubber Co. *                           107,696         2,659
                                                                     -----------
                                                                          47,503
BANKS 5.5%
--------------------------------------------------------------------------------
BB&T Corp.                                                 352,216        14,885
Comerica, Inc.                                             108,308         6,423
Commerce Bancorp, Inc. (a)                                  98,200         3,317
Compass Bancshares, Inc.                                    83,451         5,082
Countrywide Financial Corp.                                388,015        16,871
Fannie Mae                                                 619,831        35,039
Fifth Third Bancorp                                        356,325        14,217
First Horizon National Corp. (a)                            73,806         3,218
Freddie Mac                                                442,564        28,736
Huntington Bancshares, Inc.                                153,126         3,565
KeyCorp                                                    264,055        10,079
M&T Bank Corp.                                              50,455         6,121
Marshall & Ilsley Corp.                                    144,183         6,785
MGIC Investment Corp.                                       50,120         3,094
National City Corp.                                        367,523        13,911
PNC Financial Services Group, Inc.                         193,211        14,253
Regions Financial Corp.                                    477,231        17,304
Sovereign Bancorp, Inc.                                    233,282         5,750
SunTrust Banks, Inc.                                       230,336        19,141
Synovus Financial Corp.                                    202,697         6,472
U.S. Bancorp                                             1,134,532        40,389
Wachovia Corp.                                           1,202,870        67,962
Washington Mutual, Inc.                                    611,299        27,258
Wells Fargo & Co.                                        2,151,676        77,288
Zions Bancorp                                               64,162         5,442
                                                                     -----------
                                                                         452,602
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3M Co.                                                     478,261        35,535
American Power Conversion Corp.                             96,248         2,959
American Standard Cos., Inc.                               109,817         5,424
Caterpillar, Inc.                                          423,887        27,158
Cooper Industries Ltd., Class A                             62,711         5,731
Cummins, Inc.                                               30,977         4,168
Danaher Corp.                                              151,019        11,184
Deere & Co.                                                146,984        14,740
Dover Corp.                                                136,123         6,752
Eaton Corp.                                                 96,095         7,529
Emerson Electric Co.                                       520,938        23,427
Fluor Corp.                                                 52,999         4,378
General Dynamics Corp.                                     258,472        20,200
General Electric Co. (b)                                 6,547,267       236,029
Goodrich Corp.                                              75,218         3,687
Honeywell International, Inc.                              527,320        24,093
Illinois Tool Works, Inc.                                  276,970        14,123
Ingersoll-Rand Co., Ltd., Class A                          204,710         8,778
ITT Corp.                                                  121,760         7,263
L-3 Communications Holdings, Inc.                           74,495         6,134
Lockheed Martin Corp.                                      232,952        22,641
Masco Corp.                                                250,581         8,016
Northrop Grumman Corp.                                     220,121        15,615
PACCAR, Inc.                                               158,847        10,622
Pall Corp.                                                  72,422         2,517
Parker Hannifin Corp.                                       77,004         6,373
Raytheon Co.                                               295,139        15,318
Rockwell Automation, Inc.                                  113,641         6,956
Rockwell Collins, Inc.                                     109,024         7,437
Terex Corp. *                                               60,000         3,413
Textron, Inc.                                               83,313         7,762
The Boeing Co.                                             510,490        45,719
Tyco International Ltd.                                  1,292,015        41,189
United Technologies Corp.                                  647,334        44,032
W.W. Grainger, Inc.                                         43,299         3,362
                                                                     -----------
                                                                         710,264
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            104,886         1,341
Avery Dennison Corp.                                        65,657         4,488
Cintas Corp.                                                82,791         3,407
Equifax, Inc.                                               82,320         3,419
Monster Worldwide, Inc. *                                   82,126         4,058
Pitney Bowes, Inc.                                         139,254         6,666
R.R. Donnelley & Sons Co.                                  133,447         4,951
Robert Half International, Inc. (a)                        108,073         4,399
Waste Management, Inc.                                     354,865        13,478
                                                                     -----------
                                                                          46,207
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                             56,303         1,921

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Centex Corp.                                                73,429         3,942
Coach, Inc. *                                              241,716        11,085
D.R. Horton, Inc.                                          166,456         4,837
Eastman Kodak Co. (a)                                      172,361         4,457
Fortune Brands, Inc.                                        93,149         7,798
Harman International Industries, Inc.                       40,600         3,840
Hasbro, Inc. (a)                                           108,795         3,090
Jones Apparel Group, Inc.                                   75,784         2,589
KB Home                                                     39,275         2,129
Leggett & Platt, Inc.                                      113,803         2,759
Lennar Corp., Class A                                       80,382         4,371
Liz Claiborne, Inc.                                         63,619         2,825
Mattel, Inc.                                               246,667         6,009
Newell Rubbermaid, Inc.                                    189,418         5,595
Nike, Inc., Class B                                        120,871        11,943
Pulte Homes, Inc.                                          124,686         4,282
Snap-On, Inc.                                               36,954         1,782
The Black & Decker Corp.                                    46,450         4,054
The Stanley Works                                           37,174         2,129
VF Corp.                                                    56,207         4,264
Whirlpool Corp. (a)                                         49,291         4,507
                                                                     -----------
                                                                         100,208
CONSUMER SERVICES 1.8%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               88,210         3,828
Carnival Corp.                                             278,107        14,339
Darden Restaurants, Inc.                                    79,330         3,105
H&R Block, Inc. (a)                                        204,694         5,035
Harrah's Entertainment, Inc.                               113,304         9,572
Hilton Hotels Corp.                                        207,414         7,340
International Game Technology                              217,069         9,434
Marriott International, Inc., Class A                      201,734         9,712
McDonald's Corp.                                           797,901        35,387
Starbucks Corp. *                                          478,610        16,723
Starwood Hotels & Resorts Worldwide, Inc.                  137,073         8,578
Wendy's International, Inc.                                 66,758         2,267
Western Union Co.                                          490,262        10,952
Wyndham Worldwide Corp. *                                  126,343         3,942
YUM! Brands, Inc.                                          174,233        10,456
                                                                     -----------
                                                                         150,670
DIVERSIFIED FINANCIALS 10.6%
--------------------------------------------------------------------------------
American Express Co.                                       782,434        45,553
Ameriprise Financial, Inc.                                 162,761         9,596
Bank of America Corp.                                    2,901,232       152,547
Capital One Financial Corp.                                259,989        20,903
Chicago Mercantile Exchange Holdings, Inc.,
  Class A                                                   22,100        12,449
CIT Group, Inc.                                            126,238         7,443
Citigroup, Inc.                                          3,166,243       174,555
E*TRADE Financial Corp. *                                  264,098         6,439
Federated Investors, Inc., Class B                          46,211         1,632
Franklin Resources, Inc.                                   105,536        12,571
Janus Capital Group, Inc. (a)                              135,451         2,774
JPMorgan Chase & Co.                                     2,231,216       113,636
Legg Mason, Inc.                                            81,700         8,566
Lehman Brothers Holdings, Inc.                             342,806        28,192
Mellon Financial Corp.                                     272,241        11,636
Merrill Lynch & Co., Inc.                                  568,790        53,216
Moody's Corp.                                              153,991        11,020
Morgan Stanley                                             682,848        56,533
Northern Trust Corp.                                       126,934         7,711
SLM Corp.                                                  263,062        12,090
State Street Corp.                                         217,528        15,455
T. Rowe Price Group, Inc.                                  170,026         8,160
The Bank of New York Co., Inc.                             494,230        19,774
The Bear Stearns Cos., Inc.                                 76,323        12,582
The Charles Schwab Corp. (c)                               660,696        12,500
Goldman Sachs Group, Inc.                                  275,067        58,358
                                                                     -----------
                                                                         875,891
ENERGY 9.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   298,432        13,056
Apache Corp.                                               211,349        15,422
Baker Hughes, Inc.                                         212,841        14,692
BJ Services Co.                                            191,575         5,299
Chesapeake Energy Corp. (a)                                242,500         7,180
ChevronTexaco Corp.                                      1,404,819       102,383
ConocoPhillips                                           1,057,004        70,196
CONSOL Energy, Inc.                                         98,100         3,378
Devon Energy Corp.                                         281,673        19,743
El Paso Corp.                                              412,734         6,406
EOG Resources, Inc.                                        155,607        10,757
Exxon Mobil Corp. (b)                                    3,785,231       280,486
Halliburton Co.                                            659,656        19,486
Hess Corp.                                                 142,902         7,715
Kinder Morgan, Inc.                                         63,146         6,694
Marathon Oil Corp.                                         229,261        20,711
Murphy Oil Corp.                                            98,027         4,873
Nabors Industries Ltd. *                                   198,396         6,007
National-Oilwell Varco, Inc. *                             111,805         6,780
Noble Corp.                                                 82,091         6,153
Occidental Petroleum Corp.                                 548,444        25,426
Peabody Energy Corp.                                       100,000         4,083
Rowan Cos., Inc.                                            64,341         2,116
Schlumberger Ltd.                                          755,559        47,970
Smith International, Inc.                                   60,000         2,381
Spectra Energy Corp. *                                     395,434        10,329
Sunoco, Inc.                                                83,011         5,241
Transocean, Inc. *                                         195,288        15,109
Valero Energy Corp.                                        391,385        21,244
Weatherford International Ltd. *                           208,531         8,421
Williams Cos., Inc.                                        369,702         9,978
XTO Energy, Inc.                                           233,187        11,769
                                                                     -----------
                                                                         791,484
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     297,971        16,740
CVS Corp.                                                  524,061        17,635
Safeway, Inc.                                              288,235        10,385
Supervalu, Inc.                                            126,724         4,813
Sysco Corp.                                                388,495        13,423
The Kroger Co.                                             472,546        12,097
Wal-Mart Stores, Inc.                                    1,562,493        74,515
Walgreen Co.                                               646,799        29,300
Whole Foods Market, Inc. (a)                                89,700         3,874
                                                                     -----------
                                                                         182,782

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 4.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       1,343,189       117,381
Anheuser-Busch Cos., Inc.                                  499,908        25,480
Archer-Daniels-Midland Co.                                 419,069        13,410
Brown-Forman Corp., Class B                                 53,249         3,493
Campbell Soup Co.                                          122,713         4,722
Coca-Cola Enterprises, Inc.                                191,467         3,929
ConAgra Foods, Inc.                                        331,155         8,514
Constellation Brands, Inc., Class A *                      121,205         2,999
Dean Foods Co. *                                            76,000         3,363
General Mills, Inc.                                        227,963        13,049
H.J. Heinz Co.                                             216,951        10,223
Kellogg Co.                                                156,085         7,690
McCormick & Co., Inc.                                       88,073         3,438
Molson Coors Brewing Co., Class B                           29,275         2,365
PepsiCo, Inc.                                            1,055,958        68,891
Reynolds American, Inc.                                    113,578         7,326
Sara Lee Corp.                                             486,730         8,347
The Coca-Cola Co.                                        1,312,447        62,840
The Hershey Co.                                            109,392         5,583
The Pepsi Bottling Group, Inc.                              96,411         3,050
Tyson Foods, Inc., Class A                                 138,602         2,460
UST, Inc. (a)                                              103,296         5,933
Wm. Wrigley Jr. Co.                                        138,234         7,122
                                                                     -----------
                                                                         391,608
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                                351,072        14,801
AmerisourceBergen Corp.                                    133,882         7,013
Bausch & Lomb, Inc.                                         31,704         1,765
Baxter International, Inc.                                 425,811        21,146
Becton Dickinson & Co.                                     162,294        12,487
Biomet, Inc.                                               147,924         6,266
Boston Scientific Corp. *                                  766,050        14,134
C.R. Bard, Inc.                                             64,512         5,323
Cardinal Health, Inc.                                      260,880        18,632
Caremark Rx, Inc. *                                        282,359        17,297
CIGNA Corp.                                                 70,470         9,330
Coventry Health Care, Inc. *                               102,747         5,297
Express Scripts, Inc. *                                     88,127         6,126
Health Management Associates, Inc., Class A                136,902         2,663
Hospira, Inc. *                                             98,468         3,622
Humana, Inc. *                                             108,589         6,027
IMS Health, Inc.                                           127,883         3,691
Laboratory Corp. of America Holdings *                      79,844         5,864
Manor Care, Inc.                                            45,374         2,416
McKesson Corp.                                             197,566        11,014
Medco Health Solutions, Inc. *                             192,338        11,388
Medtronic, Inc.                                            721,996        38,591
Patterson Cos., Inc. *                                      77,344         2,909
Quest Diagnostics, Inc. (a)                                104,042         5,460
St. Jude Medical, Inc. *                                   223,259         9,546
Stryker Corp.                                              187,442        11,610
Tenet Healthcare Corp. (a)*                                254,877         1,799
UnitedHealth Group, Inc.                                   868,708        45,399
WellPoint, Inc. *                                          401,699        31,485
Zimmer Holdings, Inc. *                                    155,969        13,136
                                                                     -----------
                                                                         346,237
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        288,320         9,915
Colgate-Palmolive Co.                                      329,557        22,509
Kimberly-Clark Corp.                                       294,411        20,432
Procter & Gamble Co. (b)                                 2,013,070       130,588
Clorox Co.                                                  96,612         6,320
The Estee Lauder Cos., Inc., Class A                        63,300         3,007
                                                                     -----------
                                                                         192,771
INSURANCE 4.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                   209,995        12,133
AFLAC, Inc.                                                324,968        15,472
Ambac Financial Group, Inc.                                 70,084         6,174
American International Group, Inc.                       1,663,332       113,855
AON Corp.                                                  209,515         7,513
Cincinnati Financial Corp.                                 107,986         4,831
Genworth Financial, Inc., Class A                          289,138        10,091
Lincoln National Corp.                                     184,170        12,365
Loews Corp.                                                280,987        12,212
Marsh & McLennan Cos., Inc. (a)                            345,584        10,195
MBIA, Inc.                                                  83,124         5,971
MetLife, Inc.                                              494,911        30,744
Principal Financial Group, Inc.                            178,412        10,992
Prudential Financial, Inc.                                 311,081        27,727
SAFECO Corp.                                                77,332         4,950
The Allstate Corp.                                         409,082        24,610
The Chubb Corp.                                            269,560        14,028
The Hartford Financial Services Group, Inc.                203,517        19,316
The Progressive Corp.                                      495,728        11,496
The St. Paul Travelers Cos., Inc.                          445,852        22,671
Torchmark Corp.                                             64,261         4,176
UnumProvident Corp.                                        196,938         4,333
XL Capital Ltd., Class A                                   110,199         7,604
                                                                     -----------
                                                                         393,459
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             142,154        10,613
Alcoa, Inc.                                                557,137        17,996
Allegheny Technologies, Inc.                                54,355         5,625
Ashland, Inc.                                               39,827         2,770
Ball Corp.                                                  60,522         2,803
Bemis Co.                                                   60,050         2,036
E. I. du Pont de Nemours & Co.                             589,978        29,239
Eastman Chemical Co.                                        46,991         2,752
Ecolab, Inc.                                               115,995         5,092
Freeport-McMoRan Copper & Gold, Inc., Class B              120,472         6,928
Hercules, Inc. *                                            77,522         1,520
International Flavors & Fragrances, Inc.                    48,667         2,359
International Paper Co.                                    305,503        10,296
Louisiana-Pacific Corp.                                     31,194           715

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
MeadWestvaco Corp.                                         117,577         3,544
Monsanto Co.                                               346,476        19,087
Newmont Mining Corp.                                       287,412        12,962
Nucor Corp.                                                202,304        13,057
Pactiv Corp. *                                              97,595         3,166
Phelps Dodge Corp.                                         131,977        16,312
PPG Industries, Inc.                                       111,661         7,402
Praxair, Inc.                                              206,880        13,046
Rohm & Haas Co.                                             93,042         4,844
Sealed Air Corp.                                            54,055         3,562
Sigma-Aldrich Corp.                                         78,826         2,992
Temple-Inland, Inc.                                         75,759         3,784
The Dow Chemical Co.                                       615,793        25,580
United States Steel Corp.                                   78,948         6,591
Vulcan Materials Co.                                        61,904         6,304
Weyerhaeuser Co.                                           154,433        11,583
                                                                     -----------
                                                                         254,560
MEDIA 3.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         504,311        15,719
Clear Channel Communications, Inc.                         318,500        11,568
Comcast Corp., Class A *                                 1,345,232        59,621
Dow Jones & Co., Inc. (a)                                   28,392         1,071
Gannett Co., Inc.                                          145,039         8,433
Meredith Corp.                                              17,454         1,029
News Corp., Class A                                      1,508,911        35,082
Omnicom Group, Inc.                                        112,491        11,834
The E.W. Scripps Co., Class A                               39,225         1,915
The Interpublic Group of Cos., Inc. *                      260,619         3,430
The McGraw-Hill Cos., Inc.                                 232,411        15,590
The New York Times Co., Class A (a)                         82,087         1,895
The Walt Disney Co.                                      1,345,276        47,313
Time Warner, Inc.                                        2,585,729        56,550
Tribune Co.                                                122,626         3,745
Univision Communications, Inc., Class A *                  134,435         4,801
Viacom, Inc., Class B *                                    453,503        18,444
                                                                     -----------
                                                                         298,040
PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                        977,375        51,801
Allergan, Inc.                                              97,761        11,410
Amgen, Inc. *                                              752,118        52,926
Applied Biosystems Group -- Applera Corp.                  121,942         4,239
Barr Pharmaceuticals, Inc. *                                66,437         3,556
Biogen Idec, Inc. *                                        223,261        10,792
Bristol-Myers Squibb Co.                                 1,259,128        36,250
Eli Lilly and Co.                                          632,625        34,238
Forest Laboratories, Inc. *                                206,823        11,605
Genzyme Corp. *                                            165,507        10,879
Gilead Sciences, Inc. *                                    291,372        18,741
Johnson & Johnson                                        1,875,995       125,316
King Pharmaceuticals, Inc. *                               172,292         3,077
MedImmune, Inc. *                                          153,659         5,326
Merck & Co., Inc.                                        1,401,827        62,732
Millipore Corp. *                                           28,708         1,966
Mylan Laboratories, Inc.                                   126,349         2,797
PerkinElmer, Inc.                                           71,880         1,716
Pfizer, Inc.                                             4,669,857       122,537
Schering-Plough Corp.                                      961,526        24,038
Thermo Fisher Scientific, Inc. *                           255,799        12,240
Waters Corp. *                                              60,968         3,456
Watson Pharmaceuticals, Inc. *                              72,111         1,963
Wyeth                                                      861,882        42,586
                                                                     -----------
                                                                         656,187
REAL ESTATE 1.3%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              57,401         3,595
Archstone-Smith Trust                                      134,930         8,529
AvalonBay Communities, Inc.                                 33,250         4,933
Boston Properties, Inc.                                     65,900         8,309
Equity Office Properties Trust                             232,108        12,894
Equity Residential                                         186,292        10,485
Kimco Realty Corp.                                         135,000         6,696
Plum Creek Timber Co., Inc.                                113,050         4,550
ProLogis                                                   155,206        10,088
Public Storage, Inc.                                        68,725         7,475
Realogy Corp. *                                            149,328         4,465
Simon Property Group, Inc.                                 133,510        15,272
Vornado Realty Trust                                        73,127         8,947
                                                                     -----------
                                                                         106,238
RETAILING 3.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         184,888         6,965
AutoNation, Inc. (a)*                                       81,366         1,827
AutoZone, Inc. *                                            29,807         3,745
Bed, Bath & Beyond, Inc. *                                 179,765         7,584
Best Buy Co., Inc.                                         252,741        12,738
Big Lots, Inc. *                                            47,209         1,224
Circuit City Stores, Inc.                                   93,008         1,898
Dillard's, Inc., Class A                                    33,811         1,161
Dollar General Corp.                                       170,282         2,884
eBay, Inc. *                                               740,406        23,982
Family Dollar Stores, Inc.                                  90,192         2,922
Federated Department Stores, Inc.                          349,790        14,513
Genuine Parts Co.                                          109,453         5,201
Home Depot, Inc.                                         1,311,913        53,447
J.C. Penney Co., Inc.                                      148,384        12,055
Kohl's Corp. *                                             214,451        15,207
Limited Brands, Inc.                                       214,787         6,001
Lowe's Cos., Inc.                                          981,720        33,094
Nordstrom, Inc.                                            142,282         7,926
Office Depot, Inc. *                                       189,483         7,085
OfficeMax, Inc.                                             47,067         2,273
RadioShack Corp. (a)                                        79,867         1,765
Sally Beauty Holdings, Inc. *                               45,240           398
Sears Holdings Corp. *                                      55,175         9,747
Staples, Inc.                                              461,497        11,870
Target Corp.                                               544,939        33,437
The Gap, Inc.                                              352,174         6,751
The Sherwin-Williams Co.                                    67,751         4,682
The TJX Cos., Inc.                                         292,939         8,662
Tiffany & Co.                                               87,308         3,428
                                                                     -----------
                                                                         304,472

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             306,171         4,761
Altera Corp. *                                             224,794         4,507
Analog Devices, Inc.                                       227,622         7,455
Applied Materials, Inc.                                    918,249        16,280
Broadcom Corp., Class A *                                  290,501         9,273
Intel Corp.                                              3,704,566        77,648
KLA-Tencor Corp.                                           123,967         6,103
Linear Technology Corp.                                    194,138         6,008
LSI Logic Corp. (a)*                                       254,038         2,388
Maxim Integrated Products, Inc.                            203,642         6,272
Micron Technology, Inc. *                                  479,913         6,215
National Semiconductor Corp.                               191,430         4,428
Novellus Systems, Inc. *                                    88,774         2,737
NVIDIA Corp. *                                             220,100         6,746
PMC - Sierra, Inc. (a)*                                     96,604           608
Teradyne, Inc. *                                           131,483         1,959
Texas Instruments, Inc.                                    981,040        30,599
Xilinx, Inc.                                               214,068         5,202
                                                                     -----------
                                                                         199,189
SOFTWARE & SERVICES 5.5%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      366,422        14,243
Affiliated Computer Services, Inc., Class A *               63,172         3,095
Autodesk, Inc. *                                           150,146         6,564
Automatic Data Processing, Inc.                            362,260        17,287
BMC Software, Inc. *                                       142,401         4,897
CA, Inc.                                                   280,095         6,876
Citrix Systems, Inc. *                                     114,845         3,637
Cognizant Technology Solutions Corp., Class A *             90,000         7,676
Computer Sciences Corp. *                                  109,953         5,768
Compuware Corp. *                                          182,117         1,634
Convergys Corp. *                                           92,806         2,417
Electronic Arts, Inc. *                                    196,319         9,816
Electronic Data Systems Corp.                              344,188         9,056
Fidelity National Information Services, Inc.               104,000         4,422
First Data Corp.                                           490,262        12,188
Fiserv, Inc. *                                             118,597         6,235
Google, Inc., Class A *                                    135,170        67,761
Intuit, Inc. *                                             218,776         6,880
Microsoft Corp. (b)                                      5,496,763       169,630
Novell, Inc. *                                             224,287         1,626
Oracle Corp. *                                           2,550,731        43,771
Parametric Technology Corp. *                               59,491         1,179
Paychex, Inc.                                              210,830         8,435
Sabre Holdings Corp., Class A                               72,922         2,356
Symantec Corp. *                                           637,034        11,282
Unisys Corp. *                                             184,292         1,589
VeriSign, Inc. *                                           148,800         3,556
Yahoo! Inc. *                                              793,891        22,475
                                                                     -----------
                                                                         456,351
TECHNOLOGY HARDWARE & EQUIPMENT 6.8%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              59,641           963
Agilent Technologies, Inc. *                               268,167         8,581
Alcatel-Lucent, ADR                                        310,955         4,042
Apple Computer, Inc. *                                     544,625        46,691
Avaya, Inc. *                                              263,155         3,376
Ciena Corp. *                                               47,966         1,347
Cisco Systems, Inc. *                                    3,902,898       103,778
Comverse Technology, Inc. *                                122,392         2,368
Corning, Inc. *                                            997,429        20,786
Dell, Inc. *                                             1,436,194        34,828
EMC Corp. *                                              1,465,026        20,496
Hewlett-Packard Co.                                      1,761,058        76,219
International Business Machines Corp.                      973,347        96,507
Jabil Circuit, Inc.                                        110,485         2,651
JDS Uniphase Corp. *                                       127,689         2,270
Juniper Networks, Inc. *                                   310,000         5,617
Lexmark International, Inc., Class A *                      68,716         4,331
Molex, Inc. (a)                                             90,848         2,670
Motorola, Inc.                                           1,580,700        31,377
NCR Corp. *                                                116,524         5,522
Network Appliance, Inc. *                                  231,263         8,696
QLogic Corp. *                                             107,172         1,961
QUALCOMM, Inc.                                           1,062,758        40,024
SanDisk Corp. *                                            111,600         4,486
Sanmina -- SCI Corp. *                                     288,702         1,011
Solectron Corp. *                                          530,136         1,723
Sun Microsystems, Inc. *                                 2,221,752        14,752
Tektronix, Inc.                                             55,351         1,565
Tellabs, Inc. *                                            270,557         2,725
Xerox Corp. *                                              630,296        10,841
                                                                     -----------
                                                                         562,204
TELECOMMUNICATION SERVICES 3.6%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               245,106        15,023
AT&T Corp.                                               4,013,912       151,043
CenturyTel, Inc.                                            79,717         3,574
Citizens Communications Co.                                225,763         3,310
Embarq Corp.                                                97,893         5,434
Qwest Communications International, Inc. *               1,068,423         8,708
Sprint Nextel Corp.                                      1,886,077        33,629
Verizon Communications, Inc.                             1,868,151        71,961
Windstream Corp.                                           266,345         3,963
                                                                     -----------
                                                                         296,645
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         233,319        18,749
CSX Corp.                                                  283,726        10,438
FedEx Corp.                                                195,349        21,567
Norfolk Southern Corp.                                     260,804        12,949
Ryder System, Inc.                                          35,093         1,914
Southwest Airlines Co.                                     470,201         7,100
Union Pacific Corp.                                        172,213        17,393
United Parcel Service, Inc., Class B                       688,790        49,786
                                                                     -----------
                                                                         139,896

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   104,525         4,863
Ameren Corp.                                               125,730         6,678
American Electric Power Co., Inc.                          252,535        10,993
CenterPoint Energy, Inc. (a)                               174,137         3,006
CMS Energy Corp. (a) *                                     117,771         1,966
Consolidated Edison, Inc.                                  150,869         7,284
Constellation Energy Group, Inc.                           114,391         8,299
Dominion Resources, Inc.                                   217,358        18,032
DTE Energy Co.                                             110,514         5,125
Duke Energy Corp.                                          790,869        15,572
Dynegy, Inc., Class A *                                    249,712         1,760
Edison International                                       208,567         9,381
Entergy Corp.                                              132,173        12,272
Exelon Corp.                                               428,054        25,679
FirstEnergy Corp.                                          208,363        12,362
FPL Group, Inc.                                            260,750        14,772
KeySpan Corp.                                              110,330         4,501
Nicor, Inc.                                                 21,182           964
NiSource, Inc.                                             163,456         3,890
Peoples Energy Corp. *                                      15,854           690
PG&E Corp.                                                 222,156        10,370
Pinnacle West Capital Corp.                                 51,945         2,534
PPL Corp.                                                  236,742         8,428
Progress Energy, Inc.                                      159,892         7,601
Public Service Enterprise Group, Inc.                      162,087        10,865
Questar Corp.                                               50,000         4,060
Sempra Energy                                              165,517         9,497
TECO Energy, Inc.                                          115,104         1,952
The AES Corp. *                                            421,510         8,763
The Southern Co.                                           474,309        17,327
TXU Corp.                                                  299,846        16,216
Xcel Energy, Inc.                                          248,854         5,806
                                                                     -----------
                                                                         271,508
                                                                     -----------
TOTAL COMMON STOCK
(COST $5,502,422)                                                      8,226,976

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
  5.00%, 02/01/07                                           19,782        19,782

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.94%, 03/15/07                                            1,500         1,491
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $21,273)                                                            21,273

END OF INVESTMENTS.

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.9% OF NET ASSETS

Securities Lending Investment Fund, a series of
  the Brown Brothers Investment Trust                   73,113,137        73,113

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $5,571,835 and the unrealized appreciation and depreciation were $3,110,165 and ($433,751), respectively, with a net unrealized appreciation of $2,676,414.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except numbers of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini, Long, expires
03/16/07                                       200        14,430             160

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.6%  COMMON STOCK                                   1,208,095      1,423,620
  3.0%  SHORT-TERM INVESTMENTS                            44,131         44,131
--------------------------------------------------------------------------------
101.6%  TOTAL INVESTMENTS                              1,252,226      1,467,751
  1.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                18,010         18,010
(2.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (41,280)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,444,481

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 98.6% OF NET ASSETS

BANKS 1.3%
--------------------------------------------------------------------------------
Comerica, Inc.                                           172,500          10,229
KeyCorp                                                  235,200           8,978
                                                                     -----------
                                                                          19,207
CAPITAL GOODS 11.2%
--------------------------------------------------------------------------------
Emerson Electric Co. (b)                                 177,600           7,987
Foster Wheeler Ltd. *                                     25,000           1,337
General Dynamics Corp.                                    49,400           3,860
Lockheed Martin Corp. (b)                                557,300          54,164
Northrop Grumman Corp.                                    33,200           2,355
Raytheon Co. (b)                                         542,500          28,156
The Boeing Co. (b)                                       713,200          63,874
                                                                     -----------
                                                                         161,733
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Equifax, Inc.                                             70,000           2,907

CONSUMER DURABLES & APPAREL 2.2%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             481,700          13,680
Newell Rubbermaid, Inc.                                  493,900          14,590
NIKE, Inc., Class B                                       27,900           2,757
                                                                     -----------
                                                                          31,027
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Service Corp. International                              300,000           3,195

DIVERSIFIED FINANCIALS 12.1%
--------------------------------------------------------------------------------
American Express Co. (b)                                 552,000          32,138
AmeriCredit Corp. (a)*                                    87,000           2,361
Ameriprise Financial, Inc.                               431,400          25,435
Franklin Resources, Inc.                                 393,100          46,822
JPMorgan Chase & Co.                                     821,300          41,829
Mellon Financial Corp.                                   524,800          22,430
Moody's Corp. (b)                                         44,800           3,206
Northern Trust Corp. (b)                                  17,500           1,063
                                                                     -----------
                                                                         175,284
ENERGY 4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (b)                                    772,900          57,272
Holly Corp.                                              147,000           7,746
                                                                     -----------
                                                                          65,018
FOOD, BEVERAGE & TOBACCO 5.3%
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                      793,100          20,391
General Mills, Inc.                                      427,500          24,470
Reynolds American, Inc. (a)                               97,600           6,295
The Coca-Cola Co. (b)                                    540,500          25,879
                                                                     -----------
                                                                          77,035
HEALTH CARE EQUIPMENT & SERVICES 6.3%
--------------------------------------------------------------------------------
Aetna, Inc. (b)                                          422,800          17,825
AmerisourceBergen Corp.                                  272,800          14,289
Becton Dickinson & Co.                                   122,300           9,410
CIGNA Corp.                                              108,200          14,326
Humana, Inc. *                                            69,200           3,841
McKesson Corp.                                           452,600          25,232
WellPoint, Inc. *                                         68,000           5,330
                                                                     -----------
                                                                          90,253
INSURANCE 9.6%
--------------------------------------------------------------------------------
American Financial Group, Inc.                            54,000           1,907
Genworth Financial, Inc., Class A                        105,600           3,685
Lincoln National Corp.                                   214,500          14,401
Loews Corp.                                              266,700          11,591
MetLife, Inc. (b)                                        802,700          49,864
Nationwide Financial Services, Inc., Class A (a)(b)       60,000           3,279
Principal Financial Group, Inc.                          460,600          28,378
Prudential Financial, Inc.                               123,200          10,981
The Chubb Corp.                                          151,800           7,900
The St. Paul Travelers Cos., Inc.                         35,500           1,805
W. R. Berkley Corp.                                      160,700           5,318
                                                                     -----------
                                                                         139,109
MATERIALS 6.0%
--------------------------------------------------------------------------------
Albemarle Corp.                                           52,000           4,055
International Paper Co.                                  325,000          10,953
Monsanto Co.                                              34,400           1,895
Nucor Corp.                                              200,000          12,908
Pactiv Corp. *                                           251,000           8,143
Phelps Dodge Corp.                                        44,000           5,438
Rohm & Haas Co.                                          362,500          18,872
Sonoco Products Co.                                      286,500          11,030
Temple-Inland, Inc.                                       63,700           3,181
The Lubrizol Corp.                                       187,100           9,639
                                                                     -----------
                                                                          86,114
MEDIA 5.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                     1,001,400          31,214
Omnicom Group, Inc.                                      230,000          24,196
The McGraw-Hill Cos., Inc.                               275,000          18,447
The Walt Disney Co.                                       39,000           1,371
                                                                     -----------
                                                                          75,228

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 10.6%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (b)             550,000          19,118
Biogen Idec, Inc. *                                      177,100           8,561
Johnson & Johnson                                         90,000           6,012
King Pharmaceuticals, Inc. (b)*                          630,000          11,252
Merck & Co., Inc.                                        863,700          38,651
Pfizer, Inc.                                           2,034,500          53,385
Schering-Plough Corp.                                    666,500          16,662
                                                                     -----------
                                                                         153,641
RETAILING 3.2%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                          247,500           8,014
Expedia, Inc. *                                           17,900             384
J.C. Penney Co., Inc.                                    222,500          18,076
Nordstrom, Inc.                                          209,000          11,644
Office Depot, Inc. *                                     221,400           8,278
                                                                     -----------
                                                                          46,396
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Autodesk, Inc. (b)*                                      169,000           7,389
BMC Software, Inc. (b)*                                  457,600          15,737
Electronic Data Systems Corp. (b)                        509,200          13,397
Global Payments, Inc.                                    211,000           7,967
Intuit, Inc. *                                           193,000           6,070
McAfee, Inc. *                                           150,500           4,404
Sybase, Inc. (b)*                                         62,200           1,610
Synopsys, Inc. (b)*                                      502,800          13,374
Total System Services, Inc.                              200,000           6,180
                                                                     -----------
                                                                          76,128
TECHNOLOGY HARDWARE & EQUIPMENT 11.2%
--------------------------------------------------------------------------------
Avaya, Inc. *                                            349,400           4,483
Hewlett-Packard Co. (b)                                1,541,400          66,712
International Business Machines Corp. (b)                719,300          71,319
Lexmark International, Inc., Class A (a)*                 62,500           3,939
NCR Corp. *                                              126,000           5,971
Xerox Corp. (b)*                                         546,700           9,403
                                                                     -----------
                                                                         161,827
TELECOMMUNICATION SERVICES 2.2%
--------------------------------------------------------------------------------
AT&T Corp.                                               157,421           5,924
Citizens Communications Co.                            1,274,100          18,678
Qwest Communications International, Inc. (a)*            591,600           4,821
Verizon Communications, Inc.                              56,300           2,169
                                                                     -----------
                                                                          31,592
TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           139,600           5,172
Continental Airlines, Inc., Class B (a)*                   8,800             365
                                                                     -----------
                                                                           5,537
UTILITIES 1.6%
--------------------------------------------------------------------------------
Edison International (b)                                 195,600           8,798
FirstEnergy Corp.                                        100,000           5,933
The AES Corp. *                                          170,400           3,543
TXU Corp.                                                 76,100           4,115
                                                                     -----------
                                                                          22,389
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,208,095)                                                      1,423,620

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

REPURCHASE AGREEMENT 3.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/06, due
  02/01/07 at 5.0%, with a maturity value of
  $43,625 (fully collateralized by Federal Home
  Loan Bank with a value of $45,510.)                     43,619          43,619

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.94%, 03/15/07                                            515             512
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $44,131)                                                            44,131

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.3% OF NET ASSETS

State Street Navigator Security Lending Prime
  Portfolio                                           18,010,007          18,010

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $1,252,226, and the unrealized appreciation and depreciation were $223,128 and ($7,603), respectively, with a net unrealized appreciation of $215,525.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF       CONTRACT      UNREALIZED
                                        CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini, Long,
expires 03/16/07                              150         10,823             134

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.1%  COMMON STOCK                                   1,311,709      1,577,356
  3.2%  SHORT-TERM INVESTMENTS                            51,519         51,519
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                              1,363,228      1,628,875
(0.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (4,838)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,624,037

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 97.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co.                                           300,000           2,439

BANKS 10.3%
--------------------------------------------------------------------------------
Comerica, Inc.                                           331,700          19,670
First Horizon National Corp.                              85,000           3,706
Huntington Bancshares, Inc.                              384,000           8,940
KeyCorp                                                  492,500          18,799
National City Corp.                                      384,800          14,565
PNC Financial Services Group, Inc. (a)                   263,400          19,431
Regions Financial Corp.                                  556,571          20,181
SunTrust Banks, Inc.                                     225,887          18,771
TCF Financial Corp.                                      315,300           8,002
U.S. Bancorp (a)                                         449,300          15,995
Wachovia Corp.                                           255,700          14,447
Washington Mutual, Inc.                                  107,500           4,793
                                                                     -----------
                                                                         167,300
CAPITAL GOODS 8.5%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                          110,000          10,053
Eaton Corp.                                              110,000           8,619
Emerson Electric Co.                                     423,600          19,049
Harsco Corp.                                              87,200           7,489
Lockheed Martin Corp.                                    324,000          31,490
Northrop Grumman Corp.                                   215,400          15,280
Raytheon Co.                                             487,100          25,280
The Boeing Co. (a)                                       225,000          20,151
                                                                     -----------
                                                                         137,411
COMMERCIAL SERVICES & SUPPLIES 3.1%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                     215,000          14,697
R.R. Donnelley & Sons Co.                                285,000          10,574
Republic Services, Inc.                                  160,000           6,920
Waste Management, Inc.                                   465,000          17,661
                                                                     -----------
                                                                          49,852
CONSUMER DURABLES & APPAREL 3.1%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             175,000           4,970
Mattel, Inc.                                             570,000          13,885
Newell Rubbermaid, Inc.                                  862,600          25,481
VF Corp.                                                  75,000           5,691
                                                                     -----------
                                                                          50,027
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
The ServiceMaster Co.                                    225,000           2,936

DIVERSIFIED FINANCIALS 7.4%
--------------------------------------------------------------------------------
American Express Co.                                     275,000          16,011
Bank of America Corp. (a)                                400,400          21,053
Citigroup, Inc.                                          385,000          21,225
JPMorgan Chase & Co. (a)                                 465,584          23,712
Mellon Financial Corp.                                   478,900          20,468
The Bank of New York Co., Inc.                           425,000          17,004
                                                                     -----------
                                                                         119,473
ENERGY 4.9%
--------------------------------------------------------------------------------
Boardwalk Pipeline Partners LP                           191,500           6,771
ChevronTexaco Corp.                                      150,000          10,932
Exxon Mobil Corp.                                        320,800          23,771
Marathon Oil Corp.                                       176,400          15,936
Occidental Petroleum Corp.                                60,000           2,782
Schlumberger Ltd.                                        153,400           9,739
Sunoco, Inc.                                             140,500           8,870
                                                                     -----------
                                                                          78,801
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
The Kroger Co.                                           335,000           8,576

FOOD, BEVERAGE & TOBACCO 9.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       210,000          18,352
Anheuser-Busch Cos., Inc.                                225,000          11,468
ConAgra Foods, Inc.                                      320,000           8,227
General Mills, Inc.                                      270,000          15,455
H.J. Heinz Co.                                           150,000           7,068
Kellogg Co. (a)                                          290,000          14,288
Loews Corp. - Carolina Group                             230,000          15,764
PepsiCo, Inc.                                            100,000           6,524
Reynolds American, Inc. (a)                              426,400          27,503
The Coca-Cola Co.                                        336,000          16,088
UST, Inc. (a)                                            200,500          11,517
                                                                     -----------
                                                                         152,254
HEALTH CARE EQUIPMENT & SERVICES 3.1%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                   75,000           3,929
Baxter International, Inc.                               255,000          12,663
Becton Dickinson & Co.                                   254,000          19,543
McKesson Corp.                                           270,000          15,052
                                                                     -----------
                                                                          51,187
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                    235,000          16,051
Kimberly-Clark Corp.                                     125,000           8,671
Procter & Gamble Co.                                     203,950          13,230
                                                                     -----------
                                                                          37,952

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
INSURANCE 7.7%
--------------------------------------------------------------------------------
AON Corp. (a)                                            396,250          14,209
Fidelity National Financial, Inc., Class A               162,398           3,855
First American Corp.                                     157,500           6,675
HCC Insurance Holdings, Inc.                             225,000           7,027
Lincoln National Corp.                                   300,000          20,142
Principal Financial Group, Inc.                          215,000          13,246
SAFECO Corp.                                             201,400          12,892
The Allstate Corp.                                       243,200          14,631
The Chubb Corp.                                          276,000          14,363
The St. Paul Travelers Cos., Inc. (a)                    308,000          15,662
W. R. Berkley Corp.                                       82,500           2,730
                                                                     -----------
                                                                         125,432
MATERIALS 7.9%
--------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                           250,000          12,390
Eastman Chemical Co.                                     125,000           7,320
Freeport-McMoRan Copper & Gold, Inc., Class B            194,000          11,157
International Paper Co.                                  375,000          12,637
Lyondell Chemical Co.                                    100,000           3,162
MeadWestvaco Corp.                                       254,000           7,656
Nucor Corp.                                              200,000          12,908
PPG Industries, Inc.                                     145,500           9,645
Rohm & Haas Co.                                          259,000          13,484
Sonoco Products Co.                                      305,000          11,742
Temple-Inland, Inc.                                      338,300          16,895
The Lubrizol Corp.                                       175,000           9,016
                                                                     -----------
                                                                         128,012
MEDIA 2.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       425,000          13,247
Regal Entertainment Group, Class A                       275,000           6,188
The McGraw-Hill Cos., Inc.                               200,000          13,416
Warner Music Group Corp.                                 150,000           3,216
                                                                     -----------
                                                                          36,067
PHARMACEUTICALS & BIOTECHNOLOGY 6.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                      180,000           9,540
Bristol-Myers Squibb Co.                                 475,000          13,675
Johnson & Johnson                                        312,000          20,842
Merck & Co., Inc.                                        435,000          19,466
PerkinElmer, Inc.                                        270,500           6,457
Pfizer, Inc.                                             708,000          18,578
Schering-Plough Corp.                                    260,000           6,500
Wyeth                                                     95,000           4,694
                                                                     -----------
                                                                          99,752
RETAILING 0.7%
--------------------------------------------------------------------------------
Genuine Parts Co.                                         96,000           4,562
Nordstrom, Inc.                                          125,000           6,964
                                                                     -----------
                                                                          11,526
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  465,000           8,244

SOFTWARE & SERVICES 2.7%
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            608,000          15,996
Global Payments, Inc.                                     25,000             944
Microsoft Corp.                                          500,000          15,430
Paychex, Inc.                                            181,300           7,254
Sabre Holdings Corp., Class A                            121,600           3,929
                                                                     -----------
                                                                          43,553
TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
--------------------------------------------------------------------------------
Harris Corp.                                             180,000           9,147
Hewlett-Packard Co.                                      490,000          21,207
International Business Machines Corp.                    180,000          17,847
Motorola, Inc.                                           615,000          12,208
                                                                     -----------
                                                                          60,409
TELECOMMUNICATION SERVICES 5.8%
--------------------------------------------------------------------------------
ALLTEL Corp. (a)                                         184,800          11,326
AT&T Corp.                                             1,253,407          47,166
Citizens Communications Co.                            1,080,000          15,833
Verizon Communications, Inc.                             452,300          17,423
Windstream Corp.                                         191,069           2,843
                                                                     -----------
                                                                          94,591
TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
FedEx Corp.                                               60,000           6,624

UTILITIES 6.5%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                     355,000          12,904
American Electric Power Co., Inc.                        401,000          17,455
Edison International                                     391,000          17,587
FirstEnergy Corp.                                        314,100          18,636
PG&E Corp.                                               385,000          17,972
TECO Energy, Inc.                                        325,000           5,512
TXU Corp.                                                275,000          14,872
                                                                     -----------
                                                                         104,938
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,311,709)                                                      1,577,356

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 3.1%
--------------------------------------------------------------------------------
Bank of America, London
  Time Deposit
  5.00%, 02/01/07                                         44,900          44,900
JP Mogan, Grand Cayman
  Time Deposit
  5.00%, 02/01/07                                          5,525           5,525
                                                                     -----------
                                                                          50,425
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.92%, 03/15/07                                           560             557

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
  4.94%, 03/15/07                                            540             537
                                                                     -----------
                                                                           1,094
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $51,519)                                                            51,519

END OF INVESTMENTS.

At 01/3/07 the tax basis cost of the fund's investments was $1,364,101, and the unrealized apprecation and depreciation were $271,186 and ($6,412), respectively, with a net unrealized appreciation of $264,774.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 03/16/07                         360        25,974             225

(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 97.7%  COMMON STOCK                                 877,425           973,991
  2.7%  SHORT-TERM INVESTMENTS                        26,566            26,566
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                            903,991         1,000,557
  8.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                            87,121            87,121
(9.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (90,930)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               996,748

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 97.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.6%
--------------------------------------------------------------------------------
Standard Motor Products, Inc.                          69,100              1,093
Winnebago Industries, Inc. (a)                        448,500             15,043
                                                                     -----------
                                                                          16,136
BANKS 2.1%
--------------------------------------------------------------------------------
BancFirst Corp.                                        59,200              2,881
BancorpSouth, Inc.                                    100,700              2,551
Bank of Hawaii Corp. (b)                              145,900              7,638
Banner Corp.                                           14,600                625
City Holding Co.                                       14,000                561
Community Bank System, Inc.                            29,500                669
First Citizens BancShares, Inc., Class A                  900                185
First Financial Holdings Inc                           39,100              1,387
Hancock Holding Co.                                     6,500                305
Taylor Capital Group, Inc.                              7,100                270
WesBanco, Inc.                                         71,200              2,264
Whitney Holding Corp.                                  57,800              1,829
                                                                     -----------
                                                                          21,165
CAPITAL GOODS 13.5%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                   362,800             21,046
American Woodmark Corp. (a)                           129,800              5,836
Belden CDT, Inc.                                      337,600             14,601
Cascade Corp.                                           9,600                516
Crane Co.                                             338,800             13,156
EMCOR Group, Inc. *                                   491,000             28,193
MagneTek, Inc. *                                       32,700                171
Orbital Sciences Corp. *                              250,100              4,267
Robbins & Myers, Inc.                                 195,500              8,500
Teleflex, Inc.                                        365,700             24,421
Thomas & Betts Corp. (b)*                             197,000              9,434
Valmont Industries, Inc.                               74,000              4,105
                                                                     -----------
                                                                         134,246
COMMERCIAL SERVICES & SUPPLIES 5.5%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                  181,100              4,680
Administaff, Inc. (a)                                 101,350              4,149
AMREP Corp. (a)*                                       15,000              1,532
CBIZ, Inc. (a)*                                       276,700              1,854
Ennis, Inc.                                            88,000              2,217
Heidrick & Struggles International, Inc. *            254,400             11,110
IKON Office Solutions, Inc.                         1,220,900             18,191
Spherion Corp. *                                      230,000              1,893
Steelcase, Inc., Class A                               45,100                884
Viad Corp.                                            192,500              8,073
                                                                     -----------
                                                                          54,583
CONSUMER DURABLES & APPAREL 5.6%
--------------------------------------------------------------------------------
Blyth, Inc.                                           727,000             15,114
Kellwood Co. (a)                                      821,400             26,942
Phillips-Van Heusen Corp.                             244,100             13,462
                                                                     -----------
                                                                          55,518
CONSUMER SERVICES 3.7%
--------------------------------------------------------------------------------
Career Education Corp. *                              150,000              4,300
CPI Corp.                                              96,200              5,194
DeVry, Inc.                                           573,500             16,150
IHOP Corp.                                            218,000             11,598
                                                                     -----------
                                                                          37,242
DIVERSIFIED FINANCIALS 1.4%
--------------------------------------------------------------------------------
Investment Technology Group, Inc. (b)*                217,800              9,496
SWS Group, Inc.                                       178,450              4,502
                                                                     -----------
                                                                          13,998
ENERGY 3.4%
--------------------------------------------------------------------------------
OMI Corp. (a)                                         350,300              7,728
Parker Drilling Co. *                               1,625,100             15,048
SEACOR Holdings, Inc. *                                79,100              8,007
USEC, Inc. *                                          221,000              2,997
                                                                     -----------
                                                                          33,780
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Seaboard Corp.                                          4,082              7,866

HEALTH CARE EQUIPMENT & SERVICES 9.9%
--------------------------------------------------------------------------------
AMERIGROUP Corp. *                                    241,600              8,761
CorVel Corp. (a)*                                     347,600             16,382
Magellan Health Services, Inc. *                      661,400             26,992
MedCath Corp. *                                       492,500             14,105
Mentor Corp. (a)                                      181,800              9,270
Molina Healthcare, Inc. *                              44,600              1,375
Sierra Health Services, Inc. (b)*                     535,700             21,535
                                                                     -----------
                                                                          98,420
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
NBTY, Inc. *                                          388,300             20,133

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)

INSURANCE 7.7%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                   12,954              4,644
American Financial Group, Inc.                        198,300              7,004
American Physicians Capital, Inc. *                   184,050              7,123
Argonaut Group, Inc. *                                344,100             11,541
CNA Surety Corp. *                                     16,600                353
Crawford & Co., Class B                                44,000                285
Delphi Financial Group, Inc., Class A (b)             301,225             11,880
FBL Financial Group, Inc., Class A                     31,900              1,238
FPIC Insurance Group, Inc. *                           40,200              1,764
Great American Financial Resources, Inc.               57,300              1,269
Harleysville Group, Inc.                              175,300              5,960
National Interstate Corp.                              16,600                447
Philadelphia Consolidated Holding Corp. *             154,300              6,953
ProAssurance Corp. *                                   11,000                559
Protective Life Corp.                                  28,700              1,404
Safety Insurance Group, Inc.                          177,000              8,645
Selective Insurance Group, Inc.                        57,300              2,948
StanCorp Financial Group, Inc.                         21,800              1,043
State Auto Financial Corp.                             42,100              1,355
                                                                     -----------
                                                                          76,415
MATERIALS 8.5%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                              332,500              6,996
Albemarle Corp.                                         4,000                312
Carpenter Technology Corp.                             57,700              6,757
FMC Corp.                                              25,000              1,946
Greif, Inc., Class A                                  230,100             26,303
H.B. Fuller Co.                                       586,900             15,183
Hercules, Inc. *                                      535,800             10,507
OM Group, Inc. *                                       90,000              4,397
Packaging Corp. of America                             64,500              1,473
Spartech Corp.                                        393,000             11,012
                                                                     -----------
                                                                          84,886
MEDIA 1.5%
--------------------------------------------------------------------------------
Gemstar -- TV Guide International, Inc. *             266,900              1,079
LodgeNet Entertainment Corp. *                         72,200              1,963
Sinclair Broadcast Group, Inc., Class A             1,017,100             11,971
                                                                     -----------
                                                                          15,013
PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                               117,400              3,234
Bio-Rad Laboratories, Inc., Class A *                 103,800              8,931
Incyte Corp. *                                        177,500              1,319
Regeneron Pharmaceuticals, Inc. *                     433,900              8,630
SuperGen, Inc. *                                      122,800                633
Techne Corp. *                                          9,100                528
The Medicines Co. *                                   165,000              5,052
                                                                     -----------
                                                                          28,327
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                              1,500                216
Kilroy Realty Corp.                                     2,000                174
New Century Financial Corp. (a)                         3,000                 91
                                                                     -----------
                                                                             481
RETAILING 6.0%
--------------------------------------------------------------------------------
Blockbuster, Inc., Class A (a)*                       230,100              1,493
Charlotte Russe Holding, Inc. *                       129,200              3,947
FTD Group, Inc. *                                     287,100              5,300
Payless Shoesource, Inc. (b)*                         699,500             23,748
The Gymboree Corp. *                                   65,200              2,823
The Men's Wearhouse, Inc.                             455,600             19,563
The Wet Seal, Inc., Class A (a)*                      421,800              2,725
                                                                     -----------
                                                                          59,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                    247,500              4,289
Credence Systems Corp. *                            1,506,900              7,339
Fairchild Semiconductor International, Inc. (a)*      202,200              3,601
MKS Instruments, Inc. *                               134,500              2,942
Silicon Storage Technology, Inc. *                    330,400              1,645
                                                                     -----------
                                                                          19,816
SOFTWARE & SERVICES 10.7%
--------------------------------------------------------------------------------
Ariba, Inc. *                                         104,000                967
Aspen Technology, Inc. *                               53,800                551
Captaris, Inc. *                                       95,500                841
Covansys Corp. *                                      192,100              4,336
CSG Systems International, Inc. *                   1,041,700             26,126
Forrester Research, Inc. *                            228,200              6,426
Global Payments, Inc.                                 228,700              8,636
Greenfield Online, Inc. *                              23,800                343
Hyperion Solutions Corp. *                            106,500              4,496
i2 Technologies, Inc. (a)*                             45,700              1,042
Interwoven, Inc. *                                    208,000              3,266
Lightbridge, Inc. (b)*                                323,100              5,186
MICROS Systems, Inc. *                                 37,200              2,094
SonicWALL, Inc. *                                     476,100              4,013
SPSS, Inc. *                                           47,000              1,458
Sybase, Inc. *                                        557,000             14,421
Sykes Enterprises, Inc. *                             787,800             11,510
Synopsys, Inc. *                                      185,500              4,934
TIBCO Software, Inc. *                                461,200              4,280
Tyler Technologies, Inc. *                             32,300                449
Websense, Inc. *                                       68,200              1,477
                                                                     -----------
                                                                         106,852
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
C-COR, Inc. *                                         845,300             11,572
Coherent, Inc. *                                      338,100             10,397
Emulex Corp. *                                        902,700             16,023
Imation Corp.                                         402,300             17,504
MTS Systems Corp.                                      48,000              2,053
National Instruments Corp.                             68,100              1,962
Staktek Holdings, Inc. *                              175,700                852

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
UTStarcom, Inc. (a)*                                  950,000              8,388
                                                                     -----------
                                                                          68,751
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
CT Communications, Inc.                               136,700              3,340

TRANSPORTATION 1.1%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B (a)*              126,800              5,261
Hub Group, Inc., Class A *                            144,200              4,306
Swift Transportation Co., Inc. *                       52,000              1,587
                                                                     -----------
                                                                          11,154
UTILITIES 0.6%
--------------------------------------------------------------------------------
Allete, Inc.                                          110,100              5,294
UGI Corp.                                              35,600                976
                                                                     -----------
                                                                           6,270
                                                                     -----------
TOTAL COMMON STOCK
(COST $877,425)                                                          973,991

SECURITY                                          FACE AMOUNT           VALUE
        RATE, MATURITY DATE                       ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 2.7% OF NET ASSETS


COMMERCIAL PAPER & OTHER OBLIGATIONS 2.6%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   5.00%, 02/01/07                                     25,650             25,650
JP Morgan, Grand Cayman Time Deposit
   5.00%, 02/01/07                                        341                341
                                                                     -----------
                                                                          25,991
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.95%, 03/15/07                                         75                 75
   4.98%, 03/15/07                                        503                500
                                                                     -----------
                                                                             575
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $26,566)                                                            26,566

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.7%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust              87,121,144            87,121

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $904,163 and the unrealized appreciation and depreciation were $115,274 and ($18,880), respectively, with a net unrealized appreciation of $96,394.

In addition to the above, the fund held the following at 01/31/07. All numbers are x 1,000 except number of future contracts.

                                    NUMBER OF        CONTRACT        UNREALIZED
                                    CONTRACTS          VALUE            GAINS
FUTURES CONTRACT

Russell 2000 Index, Long expires
03/15/07                                   35          14,077               311

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT S&P 500 Fund(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
 -------------------------------------------------------------------------------
 98.2%  COMMON STOCK                                  2,095,470       2,436,133
  1.7%  SHORT-TERM INVESTMEN                             41,515          41,515
   --%  WARRANTS                                             --               2
 -------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             2,136,985       2,477,650
  3.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               81,785          81,785
(3.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (78,405)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              2,481,030

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 98.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                      356,545            2,899
General Motors Corp. (a)                                106,771            3,506
Harley-Davidson, Inc.                                    48,891            3,338
Johnson Controls, Inc.                                   36,915            3,413
The Goodyear Tire & Rubber Co. *                         33,545              828
                                                                     -----------
                                                                          13,984
BANKS 5.4%
--------------------------------------------------------------------------------
BB&T Corp.                                              102,140            4,316
Comerica, Inc.                                           29,999            1,779
Commerce Bancorp, Inc. (a)                               35,363            1,195
Compass Bancshares, Inc.                                 24,481            1,491
Countrywide Financial Corp.                             117,236            5,097
Fannie Mae                                              184,037           10,404
Fifth Third Bancorp                                     105,341            4,203
First Horizon National Corp.                             23,521            1,026
Freddie Mac                                             130,849            8,496
Huntington Bancshares, Inc.                              39,664              923
KeyCorp                                                  74,873            2,858
M&T Bank Corp.                                           14,617            1,773
Marshall & Ilsley Corp.                                  48,183            2,268
MGIC Investment Corp.                                    15,671              967
National City Corp.                                     119,213            4,512
PNC Financial Services Group, Inc.                       55,447            4,090
Regions Financial Corp.                                 137,620            4,990
Sovereign Bancorp, Inc.                                  67,842            1,672
SunTrust Banks, Inc.                                     66,829            5,553
Synovus Financial Corp.                                  61,344            1,959
U.S. Bancorp                                            330,551           11,768
Wachovia Corp.                                          359,854           20,332
Washington Mutual, Inc.                                 178,137            7,943
Wells Fargo & Co.                                       637,274           22,891
Zions Bancorp                                            20,215            1,715
                                                                     -----------
                                                                         134,221
CAPITAL GOODS 8.4%
--------------------------------------------------------------------------------
3M Co.                                                  139,029           10,330
American Power Conversion Corp.                          28,285              869
American Standard Cos., Inc.                             32,364            1,598
Caterpillar, Inc.                                       122,835            7,870
Cooper Industries Ltd., Class A                          18,576            1,698
Cummins, Inc. (a)                                         9,874            1,329
Danaher Corp. (a)                                        44,777            3,316
Deere & Co.                                              43,694            4,382
Dover Corp.                                              38,492            1,909
Eaton Corp.                                              28,146            2,205
Emerson Electric Co.                                    151,448            6,811
Fluor Corp.                                              14,994            1,238
General Dynamics Corp.                                   76,420            5,972
General Electric Co. (b)                              1,940,515           69,956
Goodrich Corp.                                           23,538            1,154
Honeywell International, Inc.                           154,140            7,043
Illinois Tool Works, Inc.                                78,198            3,987
Ingersoll-Rand Co., Ltd. Class A                         57,187            2,452
ITT Corp.                                                36,275            2,164
L-3 Communications Holdings, Inc.                        23,557            1,940
Lockheed Martin Corp.                                    68,116            6,620
Masco Corp. (a)                                          73,518            2,352
Navistar International Corp. *                              700               31
Northrop Grumman Corp. (a)                               65,176            4,624
PACCAR, Inc.                                             46,845            3,133
Pall Corp.                                               25,434              884
Parker Hannifin Corp.                                    21,931            1,815
Raytheon Co.                                             86,221            4,475
Rockwell Automation, Inc.                                31,702            1,940
Rockwell Collins, Inc.                                   31,612            2,156
Terex Corp. *                                            19,200            1,092
Textron, Inc.                                            23,700            2,208
The Boeing Co.                                          150,534           13,482
Tyco International Ltd.                                 375,444           11,969
United Technologies Corp.                               189,420           12,884
W.W. Grainger, Inc.                                      13,622            1,058
                                                                     -----------
                                                                         208,946
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          47,940              613
Avery Dennison Corp.                                     18,999            1,299
Cintas Corp.                                             25,779            1,061
Equifax, Inc.                                            22,649              941
Monster Worldwide, Inc. *                                23,336            1,153
Pitney Bowes, Inc.                                       41,172            1,971
R.R. Donnelley & Sons Co. (a)                            43,166            1,601
Robert Half International, Inc. (a)                      31,627            1,287
Waste Management, Inc.                                  104,276            3,960
                                                                     -----------
                                                                          13,886

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                          17,337              591
Centex Corp.                                             19,749            1,060
Coach, Inc. *                                            69,419            3,184
D.R. Horton, Inc.                                        47,107            1,369
Eastman Kodak Co. (a)                                    57,387            1,484
Fortune Brands, Inc. (a)                                 26,159            2,190
Harman International Industries, Inc.                    13,114            1,240
Hasbro, Inc. (a)                                         35,442            1,007
Jones Apparel Group, Inc.                                20,500              700
KB Home                                                  14,785              802
Leggett & Platt, Inc.                                    31,978              775
Lennar Corp., Class A                                    26,040            1,416
Liz Claiborne, Inc.                                      19,362              860
Mattel, Inc.                                             75,510            1,839
Newell Rubbermaid, Inc.                                  56,474            1,668
NIKE, Inc., Class B                                      35,494            3,507
Pulte Homes, Inc.                                        35,400            1,216
Snap-on, Inc.                                            13,922              671
The Black & Decker Corp. (a)                             12,301            1,074
The Stanley Works                                        15,136              867
VF Corp.                                                 16,899            1,282
Whirlpool Corp. (a)                                      14,845            1,357
                                                                     -----------
                                                                          30,159
CONSUMER SERVICES 1.7%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                         23,893            1,037
Carnival Corp.                                           83,961            4,329
Darden Restaurants, Inc.                                 27,150            1,063
H&R Block, Inc. (a)                                      53,800            1,323
Harrah's Entertainment, Inc.                             35,144            2,969
Hilton Hotels Corp.                                      72,971            2,582
International Game Technology                            64,082            2,785
Marriott International, Inc., Class A                    62,634            3,015
McDonald's Corp.                                        233,459           10,354
Starbucks Corp. *                                       137,031            4,788
Starwood Hotels & Resorts Worldwide, Inc.                39,490            2,471
Wendy's International, Inc.                              19,491              662
Wyndham Worldwide Corp. *                                33,237            1,037
YUM! Brands, Inc.                                        49,386            2,964
                                                                     -----------
                                                                          41,379
DIVERSIFIED FINANCIALS 10.3%
--------------------------------------------------------------------------------
American Express Co.                                    227,421           13,240
Ameriprise Financial, Inc.                               47,825            2,820
Bank of America Corp. (b)                               849,276           44,655
Capital One Financial Corp.                              77,028            6,193
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                6,600            3,718
CIT Group, Inc.                                          37,384            2,204
Citigroup, Inc. (b)                                     927,551           51,136
E*TRADE Financial Corp. *                                80,619            1,965
Federated Investors, Inc., Class B                       17,033              601
Franklin Resources, Inc.                                 32,475            3,868
Goldman Sachs Group, Inc.                                80,394           17,056
Janus Capital Group, Inc. (a)                            37,380              765
JPMorgan Chase & Co.                                    657,349           33,479
Legg Mason, Inc.                                         24,796            2,600
Lehman Brothers Holdings, Inc.                          100,037            8,227
Mellon Financial Corp.                                   76,765            3,281
Merrill Lynch & Co., Inc.                               166,841           15,610
Moody's Corp.                                            46,101            3,299
Morgan Stanley                                          199,841           16,545
Northern Trust Corp.                                     35,341            2,147
SLM Corp.                                                77,133            3,545
State Street Corp.                                       62,641            4,451
T. Rowe Price Group, Inc.                                49,778            2,389
The Bank of New York Co., Inc. (b)                      142,427            5,698
The Bear Stearns Cos., Inc.                              22,121            3,647
The Charles Schwab Corp. (c)                            190,623            3,607
                                                                     -----------
                                                                         256,746
ENERGY 9.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 86,768            3,796
Apache Corp.                                             59,109            4,313
Baker Hughes, Inc.                                       60,571            4,181
BJ Services Co.                                          54,673            1,512
Chesapeake Energy Corp. (a)                              71,345            2,113
Chevron Corp.                                           411,487           29,989
ConocoPhillips                                          310,661           20,631
CONSOL Energy, Inc.                                      30,656            1,056
Devon Energy Corp.                                       83,484            5,851
El Paso Corp.                                           133,194            2,067
ENSCO International, Inc.                                28,700            1,460
EOG Resources, Inc.                                      45,950            3,177
Exxon Mobil Corp. (b)                                 1,101,022           81,586
Halliburton Co.                                         185,096            5,468
Hess Corp. (a)                                           46,858            2,530
Kinder Morgan, Inc.                                      20,263            2,148
Marathon Oil Corp.                                       66,367            5,996
Murphy Oil Corp. (a)                                     35,354            1,757
Nabors Industries Ltd. (a)*                              55,828            1,690
National-Oilwell Varco, Inc. *                           33,093            2,007
Noble Corp.                                              25,586            1,918
Occidental Petroleum Corp.                              162,658            7,541
Peabody Energy Corp.                                     49,800            2,033
Rowan Cos., Inc.                                         18,375              604
Schlumberger Ltd.                                       222,388           14,119
Smith International, Inc. (a)                            37,600            1,492
Spectra Energy Corp. *                                  118,510            3,096
Sunoco, Inc.                                             22,658            1,430
Transocean, Inc. *                                       55,228            4,273
Valero Energy Corp.                                     114,137            6,195
Weatherford International Ltd. *                         58,809            2,375
Williams Cos., Inc.                                     112,535            3,037
XTO Energy, Inc.                                         69,042            3,485
                                                                     -----------
                                                                         234,926
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   86,517            4,860
CVS Corp.                                               155,508            5,233
Safeway, Inc.                                            83,724            3,017
Supervalu, Inc.                                          38,858            1,476
Sysco Corp.                                             116,640            4,030
The Kroger Co.                                          135,439            3,467

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Wal-Mart Stores, Inc. (b)                               459,976           21,936
Walgreen Co.                                            189,466            8,583
Whole Foods Market, Inc. (a)                             24,369            1,052
                                                                     -----------
                                                                          53,654
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                  395,676           34,578
Anheuser-Busch Cos., Inc.                               145,102            7,396
Archer-Daniels-Midland Co.                              124,083            3,971
Brown-Forman Corp., Class B                              14,855              974
Campbell Soup Co.                                        41,156            1,584
Coca-Cola Enterprises, Inc.                              52,334            1,074
ConAgra Foods, Inc.                                     100,569            2,586
Constellation Brands, Inc.,
 Class A *                                               35,250              872
Dean Foods Co. *                                         25,219            1,116
General Mills, Inc.                                      64,801            3,709
H.J. Heinz Co.                                           64,860            3,056
Kellogg Co.                                              46,791            2,305
McCormick & Co., Inc.                                    26,561            1,037
Molson Coors Brewing Co., Class B                         9,676              782
PepsiCo, Inc.                                           309,995           20,224
Reynolds American, Inc.                                  31,968            2,062
Sara Lee Corp.                                          140,993            2,418
The Coca-Cola Co.                                       384,914           18,430
The Hershey Co.                                          29,357            1,498
The Pepsi Bottling Group, Inc.                           25,101              794
Tyson Foods, Inc., Class A                               42,140              748
UST, Inc. (a)                                            30,414            1,747
Wm. Wrigley Jr. Co.                                      37,509            1,932
                                                                     -----------
                                                                         114,893
HEALTH CARE EQUIPMENT & SERVICES 4.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                             101,387            4,274
AmerisourceBergen Corp.                                  35,772            1,874
Bausch & Lomb, Inc.                                       8,911              496
Baxter International, Inc.                              126,014            6,258
Becton Dickinson & Co.                                   46,579            3,584
Biomet, Inc.                                             41,764            1,769
Boston Scientific Corp. *                               222,555            4,106
C.R. Bard, Inc.                                          19,407            1,601
Cardinal Health, Inc.                                    76,481            5,462
Caremark Rx, Inc.                                        79,489            4,870
CIGNA Corp.                                              20,331            2,692
Coventry Health Care, Inc. *                             29,731            1,533
Express Scripts, Inc. *                                  25,240            1,755
Health Management Associates, Inc., Class A              41,040              798
Hospira, Inc. *                                          28,561            1,050
Humana, Inc. (a)*                                        31,348            1,740
IMS Health, Inc.                                         37,424            1,080
Laboratory Corp. of America Holdings *                   25,353            1,862
Manor Care, Inc.                                         12,055              642
McKesson Corp.                                           58,182            3,244
Medco Health Solutions, Inc. *                           54,711            3,239
Medtronic, Inc.                                         217,332           11,616
Patterson Cos., Inc. *                                   26,190              985
Quest Diagnostics, Inc. (a)                              29,774            1,563
St. Jude Medical, Inc. *                                 66,701            2,852
Stryker Corp. (a)                                        56,127            3,477
Tenet Healthcare Corp. (a)*                              88,992              628
UnitedHealth Group, Inc.                                253,390           13,242
WellPoint, Inc. *                                       117,011            9,171
Zimmer Holdings, Inc. *                                  45,090            3,798
                                                                     -----------
                                                                         101,261
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co. *                                      4,600              105
Avon Products, Inc.                                      83,954            2,887
Colgate-Palmolive Co.                                    97,066            6,630
Kimberly-Clark Corp.                                     86,478            6,002
Procter & Gamble Co.                                    598,153           38,802
The Clorox Co.                                           28,664            1,875
The Estee Lauder Cos., Inc., Class A                     24,020            1,141
                                                                     -----------
                                                                          57,442
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                 61,426            3,549
AFLAC, Inc. (b)                                          93,398            4,447
Ambac Financial Group, Inc.                              20,890            1,840
American International Group, Inc.                      490,754           33,592
AON Corp. (a)                                            58,502            2,098
Cincinnati Financial Corp.                               28,886            1,292
Genworth Financial, Inc., Class A                        82,647            2,884
Lincoln National Corp.                                   55,996            3,760
Loews Corp.                                              89,213            3,877
Marsh & McLennan Cos., Inc. (a)                         103,989            3,068
MBIA, Inc.                                               25,474            1,830
MetLife, Inc. (a)(b)                                    145,475            9,037
Principal Financial Group, Inc.                          52,883            3,258
Prudential Financial, Inc.                               91,411            8,147
SAFECO Corp.                                             22,171            1,419
The Allstate Corp. (b)                                  117,998            7,099
The Chubb Corp.                                          77,703            4,044
The Hartford Financial Services Group, Inc.              59,841            5,680
The Progressive Corp.                                   143,823            3,335
The St. Paul Travelers Cos., Inc.                       132,494            6,737
Torchmark Corp.                                          18,482            1,201
UnumProvident Corp.                                      70,458            1,550
XL Capital Ltd., Class A                                 34,125            2,355
                                                                     -----------
                                                                         116,099
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           41,577            3,104
Alcoa, Inc.                                             163,638            5,286
Allegheny Technologies, Inc.                             19,021            1,968
Ashland, Inc.                                            12,593              876
Ball Corp. (a)                                           19,712              913
Bemis Co. (b)                                            19,797              671
E. I. du Pont de Nemours & Co.                          176,059            8,725
Eastman Chemical Co.                                     15,531              910
Ecolab, Inc.                                             32,932            1,446
Freeport-McMoRan Copper & Gold, Inc., Class B (a)        33,654            1,935

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Hercules, Inc. *                                         31,113              610
International Flavors & Fragrances, Inc. (a)             16,382              794
International Paper Co.                                  85,841            2,893
Louisiana-Pacific Corp.                                  17,044              390
MeadWestvaco Corp.                                       34,243            1,032
Monsanto Co.                                            102,570            5,651
Newmont Mining Corp. (a)                                 80,309            3,622
Nucor Corp.                                              58,531            3,778
Pactiv Corp. *                                           29,340              952
Phelps Dodge Corp.                                       38,545            4,764
PPG Industries, Inc.                                     30,763            2,039
Praxair, Inc.                                            60,926            3,842
Rohm & Haas Co.                                          28,368            1,477
Sealed Air Corp.                                         17,121            1,128
Sigma-Aldrich Corp.                                      24,918              946
Temple-Inland, Inc.                                      22,480            1,123
The Dow Chemical Co.                                    180,346            7,492
United States Steel Corp.                                23,309            1,946
Vulcan Materials Co.                                     16,128            1,642
Weyerhaeuser Co. (a)                                     41,795            3,135
                                                                     -----------
                                                                          75,090
MEDIA 3.7%
--------------------------------------------------------------------------------
CBS Corp., Class B                                      151,327            4,717
Clear Channel Communications, Inc.                       93,182            3,384
Comcast Corp., Class A (b)*                             395,679           17,537
Dow Jones & Co., Inc. (a)                                10,806              408
Gannett Co., Inc.                                        43,627            2,536
Idearc, Inc. *                                           24,239              786
Meredith Corp.                                            6,521              384
News Corp., Class A                                     441,873           10,274
Omnicom Group, Inc.                                      33,378            3,511
The DIRECTV Group, Inc. *                               129,000            3,146
The E.W. Scripps Co., Class A                            15,710              767
The Interpublic Group of Cos.,
  Inc. (a)*                                              83,334            1,097
The McGraw-Hill Cos., Inc.                               68,681            4,607
The New York Times Co.,
  Class A (a)                                            24,109              557
The Walt Disney Co.                                     393,899           13,853
Time Warner, Inc.                                       753,704           16,484
Tribune Co.                                              35,580            1,087
Univision Communications, Inc., Class A *                43,096            1,539
Viacom, Inc., Class B *                                 127,108            5,169
                                                                     -----------
                                                                          91,843
PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                 289,714           15,355
Allergan, Inc.                                           29,069            3,393
Amgen, Inc. (b)*                                        220,210           15,496
Applied Biosystems Group - Applera Corp.                 38,011            1,321
Barr Pharmaceuticals, Inc. *                             20,125            1,077
Biogen Idec, Inc. *                                      66,038            3,192
Bristol-Myers Squibb Co.                                371,248           10,688
Celgene Corp. *                                          53,300            2,861
Eli Lilly and Co.                                       185,839           10,058
Forest Laboratories, Inc. *                              59,826            3,357
Genzyme Corp. *                                          49,596            3,260
Gilead Sciences, Inc. *                                  86,759            5,580
Johnson & Johnson                                       547,334           36,562
King Pharmaceuticals, Inc. *                             45,853              819
MedImmune, Inc. *                                        45,181            1,566
Merck & Co., Inc.                                       412,467           18,458
Millipore Corp. *                                         8,813              604
Mylan Laboratories, Inc.                                 40,023              886
PerkinElmer, Inc.                                        26,953              643
Pfizer, Inc. (b)                                      1,365,687           35,836
Schering-Plough Corp.                                   284,915            7,123
Thermo Fisher Scientific, Inc. (a)*                      76,993            3,684
Waters Corp. *                                           20,790            1,179
Watson Pharmaceuticals, Inc. *                           22,401              610
Wyeth                                                   254,209           12,560
                                                                     -----------
                                                                         196,168
REAL ESTATE 1.3%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A           16,468            1,031
Archstone-Smith Trust                                    41,230            2,606
AvalonBay Communities, Inc.                               8,750            1,298
Boston Properties, Inc.                                  22,073            2,783
CB Richard Ellis Group, Inc., Class A *                  27,000            1,016
Equity Office Properties Trust                           65,546            3,641
Equity Residential                                       55,108            3,102
Kimco Realty Corp.                                       38,590            1,914
Plum Creek Timber Co., Inc.                              29,918            1,204
ProLogis                                                 46,701            3,036
Public Storage, Inc.                                     23,173            2,520
Realogy Corp. *                                          38,471            1,150
Simon Property Group, Inc.                               41,229            4,716
Vornado Realty Trust                                     24,099            2,949
                                                                     -----------
                                                                          32,966
RETAILING 3.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                       58,338            2,198
AutoNation, Inc. (a)*                                    24,053              540
AutoZone, Inc. *                                          9,574            1,203
Bed, Bath & Beyond, Inc. *                               48,297            2,038
Best Buy Co., Inc.                                       72,078            3,633
Big Lots, Inc. *                                         25,878              671
Circuit City Stores, Inc.                                26,820              547
Dillard's, Inc., Class A                                 11,378              391
Dollar General Corp.                                     52,123              883
eBay, Inc. *                                            218,445            7,075
Family Dollar Stores, Inc.                               27,134              879
Federated Department Stores, Inc.                        99,154            4,114
Genuine Parts Co.                                        31,744            1,508
IAC/InterActiveCorp. *                                   45,300            1,739
J.C. Penney Co., Inc.                                    43,956            3,571
Kohl's Corp. *                                           61,697            4,375
Limited Brands, Inc.                                     58,379            1,631
Lowe's Cos., Inc.                                       287,477            9,691
Nordstrom, Inc.                                          45,514            2,536
Office Depot, Inc. *                                     52,592            1,966
OfficeMax, Inc.                                          16,597              801

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
RadioShack Corp. (a)                                     23,145              511
Sally Beauty Holdings, Inc. *                            12,491              110
Sears Holdings Corp. *                                   15,453            2,730
Staples, Inc. (a)                                       136,463            3,510
Target Corp.                                            162,120            9,948
The Gap, Inc.                                            98,228            1,883
The Home Depot, Inc.                                    380,222           15,490
The Sherwin-Williams Co.                                 21,144            1,461
The TJX Cos., Inc.                                       85,887            2,540
Tiffany & Co.                                            23,092              907
                                                                     -----------
                                                                          91,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          103,599            1,611
Altera Corp. *                                           67,426            1,352
Analog Devices, Inc.                                     63,710            2,087
Applied Materials, Inc.                                 262,162            4,648
Broadcom Corp., Class A *                                88,546            2,826
Intel Corp. (b)                                       1,088,472           22,814
KLA-Tencor Corp.                                         33,996            1,674
Linear Technology Corp. (a)                              56,450            1,747
LSI Logic Corp. (a)*                                     69,172              650
Maxim Integrated Products, Inc. (a)                      54,804            1,688
Micron Technology, Inc. *                               142,414            1,844
National Semiconductor Corp. (a)                         54,496            1,261
Novellus Systems, Inc. *                                 27,114              836
NVIDIA Corp. *                                           67,156            2,058
PMC - Sierra, Inc. (a)*                                  34,935              220
Teradyne, Inc. (a)*                                      37,408              557
Texas Instruments, Inc.                                 280,114            8,737
Verigy Ltd. *                                             8,488              156
Xilinx, Inc.                                             63,439            1,542
                                                                     -----------
                                                                          58,308
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                   110,169            4,282
Affiliated Computer Services, Inc., Class A *            22,093            1,082
Autodesk, Inc. *                                         43,171            1,887
Automatic Data Processing, Inc.                         103,934            4,960
BMC Software, Inc. *                                     42,214            1,452
CA, Inc.                                                 76,580            1,880
Citrix Systems, Inc. *                                   34,052            1,078
Cognizant Technology Solutions Corp., Class A *          26,800            2,286
Computer Sciences Corp. *                                32,036            1,681
Compuware Corp. *                                        75,840              680
Convergys Corp. *                                        30,895              805
Electronic Arts, Inc. *                                  58,220            2,911
Electronic Data Systems Corp.                           102,137            2,687
Fidelity National Information Services, Inc.             30,600            1,301
First Data Corp.                                        144,587            3,594
Fiserv, Inc. *                                           32,247            1,695
Google, Inc., Class A *                                  40,463           20,284
Intuit, Inc. *                                           64,995            2,044
Microsoft Corp. (b)                                   1,633,101           50,398
Novell, Inc. *                                           58,583              425
Oracle Corp. *                                          755,203           12,959
Parametric Technology Corp. *                            17,533              348
Paychex, Inc.                                            63,881            2,556
Sabre Holdings Corp., Class A                            22,622              731
Symantec Corp. *                                        174,870            3,097
Unisys Corp. *                                           58,841              507
VeriSign, Inc. *                                         46,296            1,107
Western Union Co.                                       144,687            3,232
Yahoo! Inc. *                                           223,864            6,338
                                                                     -----------
                                                                         138,287
TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                           19,488              314
Agilent Technologies, Inc. *                             77,130            2,468
Alcatel-Lucent, ADR                                      80,210            1,043
Apple, Inc. *                                           160,559           13,765
Avaya, Inc. *                                            94,045            1,207
Ciena Corp. *                                            15,928              447
Cisco Systems, Inc. (b)*                              1,146,355           30,482
Comverse Technology, Inc. *                              33,494              648
Corning, Inc. (a)*                                      295,338            6,155
Dell, Inc. (b)*                                         428,833           10,399
EMC Corp. *                                             415,775            5,817
Hewlett-Packard Co.                                     519,885           22,501
International Business Machines Corp.                   285,627           28,320
Jabil Circuit, Inc.                                      34,847              836
JDS Uniphase Corp. *                                     35,177              625
Juniper Networks, Inc. *                                106,771            1,935
Lexmark International, Inc., Class A *                   20,178            1,272
Molex, Inc. (a)                                          26,451              777
Motorola, Inc.                                          454,651            9,025
NCR Corp. *                                              35,558            1,685
Network Appliance, Inc. *                                70,567            2,653
QLogic Corp. *                                           35,293              646
QUALCOMM, Inc.                                          311,979           11,749
SanDisk Corp. (a)*                                       38,367            1,542
Sanmina -- SCI Corp. *                                  100,576              352
Solectron Corp. *                                       146,290              475
Sun Microsystems, Inc. *                                664,428            4,412
Tektronix, Inc.                                          16,824              476
Tellabs, Inc. *                                          83,431              840
Xerox Corp. *                                           189,294            3,256
                                                                     -----------
                                                                         166,122
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
ALLTEL Corp.                                             70,524            4,323
AT&T Corp.                                            1,181,648           44,465
CenturyTel, Inc.                                         24,421            1,095
Citizens Communications Co.                              66,025              968
Embarq Corp.                                             28,261            1,569
Qwest Communications International, Inc. *              317,867            2,591
Sprint Nextel Corp.                                     546,517            9,744
Verizon Communications, Inc.                            551,086           21,228
Windstream Corp.                                         79,248            1,179
                                                                     -----------
                                                                          87,162

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       67,829            5,451
CSX Corp.                                                82,130            3,022
FedEx Corp.                                              57,876            6,389
Norfolk Southern Corp.                                   74,935            3,720
Ryder System, Inc.                                       11,491              627
Southwest Airlines Co.                                  147,561            2,228
Union Pacific Corp.                                      50,872            5,138
United Parcel Service, Inc., Class B                    202,657           14,648
                                                                     -----------
                                                                          41,223
UTILITIES 3.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                 31,191            1,451
Ameren Corp. (a)                                         35,180            1,868
American Electric Power Co., Inc.                        74,640            3,249
CenterPoint Energy, Inc. (a)                             59,036            1,019
CMS Energy Corp. (a)*                                    41,942              700
Consolidated Edison, Inc.                                44,242            2,136
Constellation Energy Group, Inc.                         33,558            2,435
Dominion Resources, Inc.                                 64,278            5,333
DTE Energy Co.                                           29,719            1,378
Duke Energy Corp.                                       226,320            4,456
Dynegy, Inc., Class A *                                  60,788              429
Edison International                                     61,539            2,768
Entergy Corp.                                            36,866            3,423
Exelon Corp.                                            123,344            7,399
FirstEnergy Corp.                                        60,227            3,573
FPL Group, Inc.                                          76,360            4,326
KeySpan Corp.                                            29,272            1,194
Nicor, Inc.                                               7,427              338
NiSource, Inc.                                           51,529            1,226
Peoples Energy Corp. *                                    6,411              279
PG&E Corp.                                               68,477            3,197
Pinnacle West Capital Corp.                              18,846              920
PPL Corp.                                                72,071            2,566
Progress Energy, Inc.                                    48,007            2,282
Public Service Enterprise Group, Inc.                    47,651            3,194
Questar Corp.                                            16,200            1,315
Sempra Energy                                            49,469            2,839
TECO Energy, Inc.                                        39,523              670
The AES Corp. *                                         130,978            2,723
The Southern Co.                                        140,188            5,121
TXU Corp.                                                86,683            4,688
Xcel Energy, Inc.                                        76,843            1,793
                                                                     -----------
                                                                          80,288
TOTAL COMMON STOCK
(COST $2,095,470)                                                      2,436,133

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.5%
--------------------------------------------------------------------------------
JP Morgan, Grand Cayman
  Time Deposit
  5.00%, 02/01/07                                        38,021           38,021

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.92%, 03/15/07                                          260              259
   4.93%, 03/15/07                                          445              442
   4.94%, 03/15/07                                        2,500            2,486
   4.95%, 03/15/07                                          310              308
                                                                     -----------
                                                                           3,495
TOTAL SHORT-TERM INVESTMENTS
(COST $41,515)                                                            41,516

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. *
   expires 12/10/07                                      11,390                2
                                                                     -----------
                                                                               2

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.3% OF NET ASSETS

Securities Lending Investments Fund, a series of
   the Brown Brothers Investment Trust               81,785,070           81,785

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $2,148,967 and the unrealized appreciation and depreciation were $362,109 and ($33,426), respectively, with a net unrealized appreciation of $328,683.

In addition to the above, the fund held the following at 01/31/2007. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF     CONTRACT     UNREALIZED
                                        CONTRACTS      VALUE          GAINS
FUTURES CONTRACTS

S&P 500 Index, e-mini, Long, expires
03/16/07                                      472       34,055            371
S&P 500 Index, Long, expires 03/15/07          20        7,215             82
                                                                     --------
                                                                          453

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS (Unaudited) continued

*     Non-income producing security.
(a)   All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------

 99.1%  COMMON STOCK                                   1,380,209      1,646,939
  1.0%  SHORT-TERM INVESTMENTS                            16,371         16,371
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                              1,396,580      1,663,310
  1.4%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                22,670         22,670
(1.5)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (24,568)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,661,412

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.1% OF NET ASSETS

BANKS 3.4%
--------------------------------------------------------------------------------
Bank of Hawaii Corp. (b)                                 225,800          11,821
Comerica, Inc. (b)                                       228,500          13,550
KeyCorp (b)                                              435,200          16,612
PNC Financial Services Group, Inc. (b)                   190,000          14,016
                                                                     -----------
                                                                          55,999
CAPITAL GOODS 7.0%
--------------------------------------------------------------------------------
ITT Corp. (b)                                            250,000          14,912
Lockheed Martin Corp. (b)                                205,000          19,924
McDermott International, Inc. (b)*                       369,700          19,091
Raytheon Co. (b)                                         370,000          19,203
Teleflex, Inc.                                           141,300           9,436
The Boeing Co. (b)                                       210,100          18,817
Thomas & Betts Corp. (b)*                                322,400          15,440
                                                                     -----------
                                                                         116,823
COMMERCIAL SERVICES & SUPPLIES 2.2%
--------------------------------------------------------------------------------
Equifax, Inc. (b)                                        300,000          12,459
Republic Services, Inc. (b)                              300,000          12,975
Waste Management, Inc. (b)                               300,000          11,394
                                                                     -----------
                                                                          36,828
CONSUMER DURABLES & APPAREL 1.9%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             477,900          13,572
Newell Rubbermaid, Inc. (b)                              600,000          17,724
                                                                     -----------
                                                                          31,296
CONSUMER SERVICES 1.0%
--------------------------------------------------------------------------------
International Game Technology                            385,000          16,732

DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
American Express Co. (b)                                 271,200          15,789
AmeriCredit Corp. (b)*                                   544,900          14,789
Ameriprise Financial, Inc. (b)                           311,100          18,342
Bank of America Corp. (b)                                317,000          16,668
Franklin Resources, Inc. (b)                             160,000          19,058
JPMorgan Chase & Co. (b)                                 367,500          18,717
Mellon Financial Corp. (b)                               421,000          17,994
Northern Trust Corp. (b)                                 287,000          17,435
State Street Corp. (b)                                   250,000          17,762
                                                                     -----------
                                                                         156,554
ENERGY 5.7%
--------------------------------------------------------------------------------
Cameron International Corp. (b)*                         183,200           9,618
Chevron Corp. (b)                                        220,400          16,063
Exxon Mobil Corp. (b)                                    280,100          20,755
Grant Prideco, Inc. (b)*                                 100,000           3,918
Parker Drilling Co. *                                    300,000           2,778
Schlumberger Ltd. (b)                                    283,400          17,993
SEACOR Holdings, Inc. (b)*                               192,700          19,507
USEC, Inc. *                                             300,000           4,068
                                                                     -----------
                                                                          94,700
FOOD, BEVERAGE & TOBACCO 7.1%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc. (b)                            350,000          17,839
ConAgra Foods, Inc. (b)                                  650,000          16,711
General Mills, Inc. (b)                                  340,000          19,462
H.J. Heinz Co. (b)                                       383,400          18,066
Reynolds American, Inc. (a)                              230,000          14,835
Sara Lee Corp. (b)                                       830,200          14,238
The Coca-Cola Co. (b)                                    363,800          17,419
                                                                     -----------
                                                                         118,570
HEALTH CARE EQUIPMENT & SERVICES 7.2%
--------------------------------------------------------------------------------
Aetna, Inc. (b)                                          365,520          15,410
AmerisourceBergen Corp. (b)                              367,900          19,271
Baxter International, Inc.                               366,700          18,210
Becton Dickinson & Co. (b)                               259,900          19,997
CIGNA Corp. (b)                                          138,000          18,271
McKesson Corp. (b)                                       344,500          19,206
WellPoint, Inc. (b)*                                     120,500           9,445
                                                                     -----------
                                                                         119,810
HOUSEHOLD & PERSONAL PRODUCTS 0.9%
--------------------------------------------------------------------------------
The Clorox Co. (b)                                       225,000          14,720

INSURANCE 9.3%
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc. (b)                        260,000          12,493
Loews Corp. (b)                                          448,000          19,470
MetLife, Inc. (b)                                        300,000          18,636
Nationwide Financial Services, Inc., Class A (b)         370,000          20,221
Principal Financial Group, Inc. (b)                      305,000          18,791
Prudential Financial, Inc. (b)                           198,700          17,710
The Chubb Corp. (b)                                      310,000          16,132
The Hartford Financial Services Group, Inc. (b)          174,000          16,514
W. R. Berkley Corp. (b)                                  420,000          13,898
                                                                     -----------
                                                                         153,865
MATERIALS 5.7%
--------------------------------------------------------------------------------
Albemarle Corp.                                          150,000          11,697

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Ashland, Inc.                                            200,000          13,910
Greif, Inc., Class A (b)                                 142,600          16,301
Nucor Corp. (b)                                          311,000          20,072
Pactiv Corp. (b)*                                        500,000          16,220
Rohm & Haas Co. (b)                                      322,500          16,789
                                                                     -----------
                                                                          94,989
MEDIA 3.9%
--------------------------------------------------------------------------------
CBS Corp., Class B (b)                                   568,700          17,726
Omnicom Group, Inc. (b)                                  150,000          15,780
The McGraw-Hill Cos., Inc. (b)                           250,000          16,770
The Walt Disney Co. (b)                                  414,200          14,568
                                                                     -----------
                                                                          64,844
PHARMACEUTICALS & BIOTECHNOLOGY 7.2%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (b)             465,000          16,163
Biogen Idec, Inc. (b)*                                   345,700          16,711
Johnson & Johnson (b)                                    246,200          16,446
King Pharmaceuticals, Inc. (b)*                          900,000          16,074
Merck & Co., Inc. (b)                                    393,000          17,587
Pfizer, Inc. (b)                                         680,400          17,854
Schering-Plough Corp. (b)                                751,400          18,785
                                                                     -----------
                                                                         119,620
RETAILING 5.1%
--------------------------------------------------------------------------------
Expedia, Inc. (b)*                                       800,000          17,160
J.C. Penney Co., Inc. (b)                                215,000          17,467
Nordstrom, Inc. (b)                                      370,900          20,663
Office Depot, Inc. (b)*                                  321,500          12,021
Payless Shoesource, Inc. (b)*                            537,800          18,258
                                                                     -----------
                                                                          85,569
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (b)*                     400,000          20,960

SOFTWARE & SERVICES 7.0%
--------------------------------------------------------------------------------
BEA Systems, Inc. (b)*                                 1,100,000          13,563
BMC Software, Inc. (b)*                                  550,000          18,914
Electronic Data Systems Corp.                            680,600          17,906
Global Payments, Inc. (b)                                380,000          14,349
Hyperion Solutions Corp. *                               380,000          16,044
Sybase, Inc. (b)*                                        649,700          16,821
Synopsys, Inc. (b)*                                      700,000          18,620
                                                                     -----------
                                                                         116,217
TECHNOLOGY HARDWARE & EQUIPMENT 5.7%
--------------------------------------------------------------------------------
Harris Corp. (b)                                         270,000          13,721
Hewlett-Packard Co. (b)                                  440,000          19,043
International Business Machines Corp. (b)                185,100          18,353
Lexmark International, Inc., Class A (b)*                240,000          15,127
National Instruments Corp. (b)                           420,000          12,100
NCR Corp. (b)*                                           350,000          16,587
                                                                     -----------
                                                                          94,931
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
ALLTEL Corp. (b)                                         287,600          17,627
CenturyTel, Inc. (b)                                     440,000          19,730
Qwest Communications International, Inc. (b)*          2,000,000          16,300
                                                                     -----------
                                                                          53,657
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           500,000          18,525
FedEx Corp. (b)                                          115,000          12,696
                                                                     -----------
                                                                          31,221
UTILITIES 3.0%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                 420,000          19,538
FirstEnergy Corp. (b)                                    225,700          13,391
PG&E Corp.                                               345,000          16,105
                                                                     -----------
                                                                          49,034
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,380,209)                                                      1,646,939

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

REPURCHASE AGREEMENT 1.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/07, due
  02/01/07 at 5%, with a maturity value of
  $15,886 (fully collateralized by Federal
  National Mortgage Association with a value of
  $16,456).                                               15,884          15,884

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.92%, 03/15/07                                            490             487
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $16,371)                                                            16,371

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.4% OF NET ASSETS

State Street Navigator Security
  Lending Prime Portfolio                             22,670,264          22,670

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $1,396,580 and the unrealized appreciation and depreciation were $273,208 and ($6,478), respectively, with a net appreciation of $266,730.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 01/31/07. All numbers are x 1,000 except for number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 03/16/07                         140        10,101             117


*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 95.3%  COMMON STOCK                                     264,519        290,803
  5.9%  SHORT-TERM INVESTMENTS                            17,926         17,926
--------------------------------------------------------------------------------
101.2%  TOTAL INVESTMENTS                                282,445        308,729
  1.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 4,930          4,930
(2.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (8,474)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                305,185

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 95.3% OF NET ASSETS

BANKS 0.1%
--------------------------------------------------------------------------------
Comerica, Inc.                                             3,700             219

CAPITAL GOODS 11.3%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                           25,900           2,367
Emerson Electric Co.                                      14,600             657
General Dynamics Corp.                                    35,000           2,735
ITT Corp.                                                 48,000           2,863
Lockheed Martin Corp.                                    105,700          10,273
Raytheon Co.                                              20,500           1,064
The Boeing Co.                                           158,600          14,204
Thomas & Betts Corp. *                                     4,300             206
                                                                     -----------
                                                                          34,369
COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Equifax, Inc.                                             21,500             893

CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Hasbro, Inc. (a)                                          46,500           1,321
Newell Rubbermaid, Inc.                                   79,300           2,342
                                                                     -----------
                                                                           3,663
CONSUMER SERVICES 0.4%
--------------------------------------------------------------------------------
International Game Technology                             31,500           1,369

DIVERSIFIED FINANCIALS 9.6%
--------------------------------------------------------------------------------
American Express Co.                                      45,000           2,620
Franklin Resources, Inc.                                  95,000          11,315
JPMorgan Chase & Co.                                      31,600           1,609
Mellon Financial Corp.                                    79,000           3,377
Moody's Corp.                                             80,500           5,761
Northern Trust Corp.                                      15,000             911
The First Marblehead Corp. (a)                            71,000           3,862
                                                                     -----------
                                                                          29,455
ENERGY 1.1%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         47,300           3,505

FOOD, BEVERAGE & TOBACCO 4.4%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                  4,100             209
ConAgra Foods, Inc.                                       29,500             759
General Mills, Inc.                                      128,100           7,332
Loews Corp. - Carolina Group                              49,500           3,393
The Coca-Cola Co.                                         35,800           1,714
                                                                     -----------
                                                                          13,407
HEALTH CARE EQUIPMENT & SERVICES 8.8%
--------------------------------------------------------------------------------
Aetna, Inc.                                               19,900             839
AmerisourceBergen Corp.                                   45,300           2,373
Baxter International, Inc.                               180,500           8,964
Becton Dickinson & Co.                                    60,800           4,678
CIGNA Corp.                                                3,000             397
Express Scripts, Inc. *                                    9,000             626
Humana, Inc. *                                            23,600           1,310
IMS Health, Inc.                                          52,800           1,524
Laboratory Corp. of America Holdings *                     6,300             463
McKesson Corp.                                            78,500           4,376
WellPoint, Inc. *                                         15,700           1,230
                                                                     -----------
                                                                          26,780
INSURANCE 5.2%
--------------------------------------------------------------------------------
AFLAC, Inc.                                               18,500             881
First American Corp.                                      10,000             424
Genworth Financial, Inc., Class A                         15,500             541
HCC Insurance Holdings, Inc.                              20,200             631
MetLife, Inc.                                             37,500           2,329
Principal Financial Group, Inc.                           23,500           1,448
Protective Life Corp.                                      8,000             391
Prudential Financial, Inc.                                33,500           2,986
SAFECO Corp.                                               2,000             128
W. R. Berkley Corp.                                      183,800           6,082
                                                                     -----------
                                                                          15,841
MATERIALS 5.6%
--------------------------------------------------------------------------------
Celanese Corp., Class A                                  288,400           7,570
Freeport-McMoRan Copper & Gold, Inc., Class B (a)         71,400           4,106
Lyondell Chemical Co.                                     10,000             316
Novelis, Inc.                                             15,000             553
Nucor Corp.                                               37,900           2,446
Phelps Dodge Corp.                                         4,000             494
Rohm & Haas Co.                                           25,000           1,302
Temple-Inland, Inc.                                        4,500             225
                                                                     -----------
                                                                          17,012
MEDIA 3.9%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                       32,000           3,366
The McGraw-Hill Cos., Inc. (b)                           129,500           8,687
                                                                     -----------
                                                                          12,053
PHARMACEUTICALS & BIOTECHNOLOGY 14.1%
--------------------------------------------------------------------------------
Amgen, Inc. *                                             13,200             929

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Applied Biosystems Group - Applera Corp. (b)             120,500           4,188
Biogen Idec, Inc. *                                      151,400           7,319
Gilead Sciences, Inc. *                                   17,100           1,100
Johnson & Johnson                                        110,000           7,348
King Pharmaceuticals, Inc. *                              35,600             636
Merck & Co., Inc.                                        231,600          10,364
Pfizer, Inc. (b)                                         300,600           7,888
Schering-Plough Corp.                                    135,100           3,377
                                                                     -----------
                                                                          43,149
RETAILING 4.3%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                           85,500           2,768
Expedia, Inc. *                                           42,000             901
J.C. Penney Co., Inc.                                     28,900           2,348
Nordstrom, Inc.                                          120,500           6,713
Office Depot, Inc. *                                      10,500             393
                                                                     -----------
                                                                          13,123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. *                         44,300           2,321

SOFTWARE & SERVICES 8.8%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                          22,000             962
BMC Software, Inc. (b)*                                  231,500           7,961
Cadence Design
  Systems, Inc. (a)*                                      41,000             775
Electronic Data Systems Corp.                             29,000             763
Global Payments, Inc.                                     57,200           2,160
Google, Inc., Class A *                                    6,000           3,008
Intuit, Inc. *                                           115,000           3,617
McAfee, Inc. *                                            26,000             761
Oracle Corp. *                                            51,200             878
Total System Services, Inc.                              190,000           5,871
                                                                     -----------
                                                                          26,756
TECHNOLOGY HARDWARE & EQUIPMENT 12.2%
--------------------------------------------------------------------------------
Avaya, Inc. *                                            135,500           1,738
Cisco Systems, Inc. *                                    116,700           3,103
Hewlett-Packard Co. (b)                                  337,600          14,611
International Business
  Machines Corp.                                         142,900          14,169
Lexmark International, Inc.,
  Class A *                                               58,000           3,656
                                                                     -----------
                                                                          37,277
TELECOMMUNICATION SERVICES 0.9%
--------------------------------------------------------------------------------
Citizens Communications Co.                              177,300           2,599
Qwest Communications International, Inc. *                23,900             195
                                                                     -----------
                                                                           2,794
TRANSPORTATION 1.2%
--------------------------------------------------------------------------------
AMR Corp. *                                               83,300           3,086
Continental Airlines, Inc.,
  Class B *                                               12,000             498
                                                                     -----------
                                                                           3,584
UTILITIES 1.1%
--------------------------------------------------------------------------------
Edison International                                       5,500             248
PG&E Corp.                                                28,500           1,330
TXU Corp.                                                 30,600           1,655
                                                                     -----------
                                                                           3,233
                                                                     -----------
TOTAL COMMON STOCK
(COST $264,519)                                                          290,803

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 5.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 5.7%
--------------------------------------------------------------------------------
Bank of America, London
  Time Deposit
  5.00%, 02/01/07                                          7,395           7,395
JP Morgan, Grand Cayman
  Time Deposit
  5.00%, 02/01/07                                          7,395           7,395
Wells Fargo, Grand Cayman
  Time Deposit
  5.00%, 02/01/07                                          2,715           2,715
                                                                     -----------
                                                                          17,505
U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.94%, 03/15/07                                           125             124
   4.95%, 03/15/07                                           300             297
                                                                     -----------
                                                                             421
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $17,926)                                                            17,926

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.6% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                 4,929,623           4,930

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $282,486, and the unrealized appreciation and depreciation were $28,128 and ($1,885), respectively, with a net unrealized appreciation of $26,243.

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 03/16/07                         135         9,740              78

*   Non-income producing security.
(a) All or portion of security is on loan.
(b) All or a portion of this security is held as collateral for futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                                   1,043,890      1,436,707
  0.1%  FOREIGN COMMON STOCK                                 425          1,111
   --%  PREFERRED STOCK                                       64            109
  0.9%  SHORT-TERM INVESTMENTS                            13,231         13,231
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                              1,057,610      1,451,158
  2.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                38,437         38,437
(2.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (38,165)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,451,430

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                             5,011             108
American Axle & Manufacturing Holdings, Inc.               5,300             110
ArvinMeritor, Inc.                                         7,400             142
Bandag, Inc.                                                 700              36
BorgWarner, Inc.                                           5,400             370
Cooper Tire & Rubber Co.                                   6,400             102
Drew Industries, Inc. *                                    2,400              67
Ford Motor Co. (a)                                       148,736           1,209
General Motors Corp. (a)                                  45,386           1,491
Gentex Corp.                                               4,600              80
Harley-Davidson, Inc.                                     25,500           1,741
Hawk Corp., Class A *                                      1,800              20
Hayes Lemmerz International, Inc. *                        3,700              17
Johnson Controls, Inc.                                    15,000           1,387
Lear Corp.                                                 5,800             196
Modine Manufacturing Co.                                   3,700              97
Monaco Coach Corp.                                         1,200              18
Proliance International, Inc. *                              872               4
Sauer-Danfoss, Inc.                                        3,800             131
Standard Motor Products, Inc.                              7,500             119
Stoneridge, Inc. *                                         4,700              48
Strattec Security Corp. *                                  1,500              70
Superior Industries International, Inc.                      800              16
Tenneco Automotive, Inc. *                                 4,480             104
The Goodyear Tire & Rubber Co. *                          17,500             432
Thor Industries, Inc.                                      4,500             190
TRW Automotive Holdings Corp. *                            7,800             204
Visteon Corp. *                                            5,451              44
Winnebago Industries, Inc. (a)                             5,100             171
                                                                     -----------
                                                                           8,724
BANKS 5.5%
--------------------------------------------------------------------------------
1st Source Corp.                                           1,728              50
Abigail Adams National Bancorp                               550               8
Accredited Home Lenders Holding Co. *                      2,500              69
Alabama National Bancorp                                   1,600             113
Amcore Financial, Inc.                                     3,700             125
Ameris Bancorp                                             1,800              46
Anchor Bancorp Wisconsin, Inc.                             3,100              93
Arrow Financial Corp.                                      1,050              26
Associated Banc-Corp.                                     15,500             529
Astoria Financial Corp.                                    8,300             246
BancFirst Corp.                                            1,000              49
BancorpSouth, Inc.                                         7,612             193
BancTrust Financial Group, Inc.                            1,100              24
Bank Mutual Corp.                                          6,168              73
Bank of Hawaii Corp.                                       3,500             183
Bank of the Ozarks, Inc. (a)                               2,800              85
BankAtlantic Bancorp, Inc., Class A                        2,200              29
BankUnited Financial Corp., Class A                        2,200              61
Banner Corp.                                               1,200              51
BB&T Corp.                                                47,046           1,988
Berkshire Bancorp, Inc.                                    3,600              58
Berkshire Hills Bancorp, Inc.                              1,400              48
BOK Financial Corp.                                        4,540             241
Boston Private Financial Holdings, Inc.                    2,129              62
Brookline Bancorp, Inc.                                    2,405              32
Bryn Mawr Bank Corp.                                       1,400              34
Camco Financial Corp.                                        700               9
Camden National Corp.                                        700              31
Capital City Bank Group, Inc.                              1,875              64
Capital Crossing Bank *                                    2,000              60
Capitol Bancorp Ltd.                                       1,500              64
Capitol Federal Financial                                  6,920             270
Cascade Bancorp                                            3,318              87
Cathay General Bancorp                                     3,200             111
Central Pacific Financial Corp.                            3,400             133
Century Bancorp Inc., Class A (a)                            800              22
Charter Financial Corp.                                      900              43
CharterMac                                                 3,900              82
Chemical Financial Corp.                                   1,383              41
Chittenden Corp.                                           2,272              69
Citizens Banking Corp.                                     5,650             138
Citizens First Bancorp, Inc.                                 700              19
Citizens South Banking Corp.                               1,000              13
City Holding Co.                                           1,800              72
City National Corp.                                        3,100             223
Clayton Holdings, Inc. *                                   2,500              46
Coastal Financial Corp.                                    3,670              59
Columbia Banking System, Inc.                              1,951              67

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Comerica, Inc.                                            13,496             800
Commerce Bancorp, Inc. (a)                                11,320             382
Commerce Bancshares, Inc.                                 13,997             688
Community Bank System, Inc.                                1,400              32
Community Trust Bancorp, Inc.                              2,487              97
Compass Bancshares, Inc.                                  11,400             694
Corus Bankshares, Inc. (a)                                 4,000              85
Countrywide Financial Corp.                               45,000           1,957
Cullen/Frost Bankers, Inc.                                 3,300             177
CVB Financial Corp.                                        5,811              73
Dime Community Bancshares, Inc.                            3,375              45
Downey Financial Corp.                                     2,000             143
East West Bancorp, Inc.                                    2,600             100
Exchange National Bancshares, Inc.                           750              26
F.N.B. Corp.                                               2,639              46
Fannie Mae                                                78,900           4,460
Fifth Third Bancorp                                       42,601           1,700
First BanCorp (a)                                          4,200              45
First Busey Corp.                                          1,500              35
First Charter Corp.                                        3,500              84
First Citizens BancShares, Inc., Class A                     300              61
First Commonwealth Financial Corp.                         2,504              33
First Financial Bancorp                                    1,839              30
First Financial Bankshares, Inc.                           2,000              82
First Financial Corp. Indiana                                600              20
First Financial Holdings Inc                               1,400              50
First Horizon National Corp. (c)                          10,800             471
First Indiana Corp.                                        1,718              41
First M&F Corp.                                            2,000              37
First Merchants Corp.                                      1,041              27
First Midwest Bancorp, Inc. Illinois                       3,125             117
First Niagra Financial Group, Inc.                         7,670             111
First Place Financial Corp.                                2,900              69
First Republic Bank                                        1,200              64
First United Corp.                                         2,200              49
FirstFed Financial Corp. *                                   400              28
FirstMerit Corp.                                           7,300             164
Flagstar Bancorp, Inc.                                     6,200              90
Flushing Financial Corp.                                   3,300              58
Freddie Mac                                               56,100           3,643
Fremont General Corp.                                      6,200              84
Frontier Financial Corp.                                   1,575              43
Fulton Financial Corp.                                    14,762             236
Glacier Bancorp, Inc.                                      3,697              87
Great Lakes Bancorp, Inc. *                                  506               7
Great Southern Bancorp, Inc.                               1,400              41
Greater Bay Bancorp                                        5,406             151
Hancock Holding Co.                                        2,100              99
Harleysville National Corp.                                1,274              25
Heritage Financial Corp/WA                                   735              18
Home Federal Bancorp                                         800              23
Horizon Financial Corp.                                    2,695              67
Hudson City Bancorp, Inc.                                 48,731             671
Huntington Bancshares, Inc.                               19,856             462
IBERIABANK Corp.                                             875              50
Independent Bank Corp., Massachusetts                      1,000              32
Independent Bank Corp., Michigan                           1,802              40
IndyMac Bancorp, Inc.                                      5,900             229
Integra Bank Corp.                                         1,225              30
International Bancshares Corp.                             4,577             134
Irwin Financial Corp.                                      3,700              81
ITLA Capital Corp.                                           700              43
KeyCorp                                                   34,300           1,309
Lakeland Financial Corp.                                   2,200              54
M&T Bank Corp.                                             8,962           1,087
MAF Bancorp, Inc.                                          2,028              91
MainSource Financial Group, Inc.                           1,735              29
Marshall & Ilsley Corp.                                   19,650             925
MASSBANK Corp.                                             1,500              49
MB Financial, Inc.                                         2,133              79
Mercantile Bankshares Corp.                                8,361             394
Merchants Bancshares, Inc.                                   750              17
MGIC Investment Corp.                                      9,300             574
Mid-State Bancshares                                       3,500             128
Midwest Banc Holdings, Inc.                                1,300              28
MutualFirst Financial, Inc.                                2,000              40
Nara Bancorp, Inc.                                         4,000              79
National City Corp.                                       60,601           2,294
National Penn Bancshares, Inc.                             1,457              27
NBT Bancorp., Inc.                                         1,400              35
NetBank, Inc.                                              3,300              12
New York Community Bancorp, Inc.                          22,697             383
NexCen Brands, Inc. *                                      1,100              10
North Valley Bancorp                                       1,500              33
Northrim BanCorp, Inc.                                     2,625              74
Northway Financial, Inc.                                     200               7
Northwest Bancorp, Inc.                                    5,000             132
Oak Hill Financial, Inc.                                   1,000              28
OceanFirst Financial Corp.                                 1,050              23
Ocwen Financial Corp. *                                    5,920              83
Old National Bancorp                                       6,244             117
Omega Financial Corp.                                      1,000              33
Oriental Financial Group, Inc.                             1,663              21
PAB Bankshares, Inc.                                         700              15
Pacific Capital Bancorp                                    2,844              91
Park National Corp.                                          845              83
Partners Trust Financial Group, Inc.                       6,470              74
Pennfed Finance Services, Inc.                             4,000              82
People's Bank (a)                                         12,375             557
Peoples Financial Corp.                                    3,000              79
PFF Bancorp, Inc.                                          1,680              57
Pinnacle Financial Partners, Inc. *                          475              15
PNC Financial Services Group, Inc.                        24,500           1,807
Popular, Inc.                                             21,700             396
Prosperity Bancshares, Inc.                                2,400              84
Provident Bankshares Corp.                                 1,657              59
Provident Financial Holdings, Inc.                           750              21
Provident Financial Services, Inc.                         5,217              95
R&G Financial Corp., Class B *                             2,550              19
Radian Group, Inc.                                         6,702             404

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Regions Financial Corp.                                   61,962           2,247
Renasant Corp.                                             1,125              32
Republic Bancorp, Inc., Class A                            1,735              41
S&T Bancorp, Inc.                                          1,400              49
S.Y. Bancorp, Inc.                                         1,470              40
Sandy Spring Bancorp, Inc.                                 2,900             104
Santander BanCorp (a)                                      4,686              87
Seacoast Banking Corp of Florida                           1,980              46
Shore Bancshares, Inc.                                       750              21
Simmons First National Corp., Class A                      1,000              31
Sky Financial Group, Inc.                                  8,510             241
Southwest Bancorp, Inc.                                    3,300              88
Sovereign Bancorp, Inc.                                   30,389             749
State Bancorp, Inc.                                        1,058              21
Sterling Bancorp                                           1,918              36
Sterling Bancshares, Inc. Texas                            3,150              38
Sterling Financial Corp. Pennsylvania                      1,562              36
Sterling Financial Corp. Washington                        1,827              61
Suffolk Bancorp                                            2,400              82
Sun Bancorp, Inc. *                                        3,645              71
SunTrust Banks, Inc.                                      31,842           2,646
Susquehanna Bancshares, Inc.                               3,168              80
SVB Financial Group *                                      2,200             103
Synovus Financial Corp.                                   24,600             785
TCF Financial Corp.                                       13,600             345
TD Banknorth, Inc.                                        11,496             371
TF Financial Corp.                                           700              21
The Colonial BancGroup, Inc.                              10,100             248
The First of Long Island Corp.                             2,000              87
The PMI Group, Inc.                                        8,100             387
The South Financial Group, Inc.                            4,500             116
Timberland Bancorp, Inc.                                   1,000              37
Tompkins Trustco, Inc.                                       931              41
Triad Guaranty, Inc. *                                     1,700              88
TriCo Bancshares                                             400              11
Trustco Bank Corp. NY                                      2,857              30
Trustmark Corp.                                            4,300             127
U.S. Bancorp                                             158,531           5,644
UCBH Holdings, Inc.                                        9,400             176
UMB Financial Corp.                                        3,574             131
Umpqua Holdings Corp.                                        343              10
Union Bankshares Corp.                                     1,050              30
UnionBanCal Corp.                                         20,100           1,299
United Bankshares, Inc.                                    3,400             124
United Community Banks, Inc. Georgia                       3,750             122
USB Holding Co., Inc.                                      1,958              45
Valley National Bancorp                                    8,550             219
W Holding Co., Inc.                                       11,938              63
Wachovia Corp.                                           163,314           9,227
Washington Federal, Inc.                                   7,942             184
Washington Mutual, Inc.                                   78,449           3,498
Washington Trust Bancorp, Inc.                             1,000              28
Webster Financial Corp.                                    4,663             232
Wells Fargo & Co.                                        275,154           9,884
WesBanco, Inc.                                             3,200             102
West Coast Bancorp                                         1,200              40
Westamerica Bancorp                                        1,700              85
Whitney Holding Corp.                                      6,675             211
Willow Financial Bancorp, Inc.                             1,596              23
Wilmington Trust Corp.                                     5,700             239
Wintrust Financial Corp.                                   1,800              82
WSFS Financial Corp.                                       1,000              69
Zions Bancorp                                              7,725             655
                                                                     -----------
                                                                          80,005
CAPITAL GOODS 7.9%
--------------------------------------------------------------------------------
3D Systems Corp. (a)*                                      1,400              26
3M Co.                                                    65,000           4,830
A.O. Smith Corp.                                           1,300              50
AAON, Inc.                                                 4,075             112
AAR Corp. *                                                2,500              74
Accuride Corp. *                                           2,500              28
Aceto Corp                                                 5,000              47
Actuant Corp., Class A                                     2,840             141
Acuity Brands, Inc.                                        5,200             302
Aerosonic Corp. *                                            300               2
AGCO Corp. *                                               6,762             230
Alamo Group, Inc.                                            500              12
Albany International Corp., Class A                        3,918             133
Alliant Techsystems, Inc. *                                2,437             197
American Power Conversion Corp.                           16,600             510
American Science & Engineering, Inc. *                       500              27
American Standard Cos., Inc.                              15,400             761
American Superconductor Corp. *                              700               7
American Woodmark Corp. (a)                                4,000             180
Ameron International Corp.                                   900              73
Ametek, Inc.                                               9,300             322
Ampco-Pittsburgh Corp.                                     2,800              84
Apogee Enterprises, Inc.                                   1,200              23
Applied Industrial Technologies, Inc.                      6,525             160
Armor Holdings, Inc. *                                       500              30
Astronics Corp. *                                          1,250              23
Badger Meter, Inc.                                         4,000             116
Baldor Electric Co.                                        3,800             134
BE Aerospace, Inc. *                                       1,100              33
Belden CDT, Inc.                                           4,400             190
Blount International, Inc. *                               1,200              16
Breeze-Eastern Corp. *                                       500               5
Briggs & Stratton Corp.                                    3,500             104
C&D Technologies, Inc. (a)                                 4,500              24
Carlisle Cos., Inc.                                        1,600             130
Cascade Corp.                                              4,400             236
Caterpillar, Inc.                                         53,800           3,447
Ceradyne, Inc. *                                           2,500             135
Chase Corp.                                                  100               3
CIRCOR International, Inc.                                 3,750             135
Clarcor, Inc.                                              3,400             118
Columbus McKinnon Corp. *                                  2,400              55
Cooper Industries Ltd., Class A                           13,700           1,252

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Crane Co.                                                  5,000             194
Cummins, Inc.                                              3,900             525
Curtiss-Wright Corp.                                       3,600             137
Danaher Corp.                                             24,000           1,777
Deere & Co.                                               19,000           1,905
Distributed Energy Systems Corp. *                         1,400               4
Donaldson Co., Inc.                                        6,500             229
Dover Corp.                                               16,700             828
DRS Technologies, Inc.                                     2,357             131
Ducommun, Inc. *                                           3,200              72
Eaton Corp.                                               12,600             987
Electro Rent Corp. *                                       5,100              80
ElkCorp.                                                   3,450             150
EMCOR Group, Inc. *                                        3,900             224
Emerson Electric Co.                                      70,000           3,148
Energy Conversion Devices, Inc. *                            600              21
ESCO Technologies, Inc. *                                  2,800             134
Esterline Technologies Corp. *                             2,400              96
Evergreen Solar, Inc. *                                    1,000               8
Fastenal Co.                                              13,200             492
Federal Signal Corp.                                       2,800              46
Flow International Corp. *                                   900              11
Flowserve Corp. *                                          3,900             207
Fluor Corp.                                                5,600             463
Foster Wheeler Ltd. *                                      5,200             278
Franklin Electric Co., Inc.                                1,300              66
Freightcar America, Inc.                                   2,500             145
FuelCell Energy, Inc. *                                    1,200               8
Gardner Denver, Inc. *                                     3,400             131
GATX Corp.                                                 4,000             182
GenCorp, Inc. *                                            2,500              37
General Cable Corp. *                                      4,700             203
General Dynamics Corp.                                    31,400           2,454
General Electric Co. (c)                                 815,966          29,416
Genlyte Group, Inc. *                                      3,200             242
Global Power Equipment Group, Inc. *                       1,000               1
Goodman Global, Inc. *                                     5,400              96
Goodrich Corp.                                             8,404             412
Graco, Inc.                                                7,012             286
GrafTech International, Ltd. *                             2,100              17
Granite Construction, Inc.                                 4,850             260
Hardinge, Inc.                                             1,800              26
Harsco Corp.                                               3,100             266
Heico Corp., Class A                                       2,286              70
Herley Industries, Inc. *                                  4,000              67
Hexcel Corp. (a)*                                          2,000              39
Honeywell International, Inc.                             71,062           3,247
Hubbell, Inc., Class B                                     3,800             183
Huttig Building Products, Inc. *                             811               4
IDEX Corp.                                                 3,150             164
II-VI, Inc. *                                              3,800             114
Illinois Tool Works, Inc.                                 51,700           2,636
Infrasource Services, Inc. *                               3,200              68
Ingersoll-Rand Co., Ltd., Class A                         27,400           1,175
Insituform Technologies, Inc., Class A *                   1,300              36
Integrated Electrical Services, Inc. *                     5,105             120
ITT Corp.                                                 17,400           1,038
Jacobs Engineering Group, Inc. *                           3,800             344
Jacuzzi Brands, Inc. *                                     4,500              56
Joy Global, Inc.                                          19,350             899
Kadant, Inc. *                                                 1              --
Kaydon Corp.                                               3,300             142
Kennametal, Inc.                                           4,000             247
L-3 Communications Holdings, Inc.                          9,100             749
Ladish Co., Inc. *                                         1,300              53
Lawson Products, Inc.                                      2,000              89
Lennox International, Inc.                                 4,771             145
Lincoln Electric Holdings, Inc.                            3,900             237
Lockheed Martin Corp.                                     37,052           3,601
Lydall, Inc. *                                             2,500              33
Magnetek, Inc. *                                           1,500               8
Masco Corp.                                               35,800           1,145
McDermott International, Inc. *                           12,500             646
Medis Technologies Ltd. (a)*                               1,110              14
Merrimac Industries, Inc. *                                  600               6
Michael Baker Corp. *                                        500              12
Middleby Corp. *                                           3,500             391
Modtech Holdings, Inc. *                                   1,000               5
Moog, Inc., Class A *                                      2,787             109
MSC Industrial Direct Co., Class A                         4,300             186
Mueller Industries, Inc.                                   1,700              55
Mueller Water Products, Inc., Class B                      3,139              43
NACCO Industries, Inc., Class A                            1,300             188
NCI Building Systems, Inc. *                               2,900             165
Nordson Corp.                                              4,000             207
Northrop Grumman Corp.                                    30,032           2,130
Omega Flex, Inc.                                             700              16
Orbital Sciences Corp. *                                   4,600              78
Oshkosh Truck Corp.                                        9,000             475
PACCAR, Inc.                                              21,150           1,414
Pall Corp.                                                10,900             379
Parker Hannifin Corp.                                     11,000             910
Pentair, Inc.                                              9,500             296
Perini Corp. *                                             2,500              76
Plug Power, Inc. *                                         2,248               8
Powell Industries, Inc. *                                  1,000              32
Power-One, Inc. *                                          6,000              44
Precision Castparts Corp.                                 10,302             916
Quanta Services, Inc. *                                   11,400             235
Quipp, Inc.                                                  900               7
Quixote Corp.                                              1,300              27
Raven Industries, Inc.                                     2,800              80
Raytheon Co.                                              34,900           1,811
Regal Beloit Corp.                                         2,500             126
Rockwell Automation, Inc.                                 15,700             961
Rockwell Collins, Inc.                                    13,100             894
Roper Industries, Inc.                                     6,500             338
Rush Enterprises, Inc., Class B *                            500               9
Sequa Corp., Class A *                                     2,800             353
Simpson Manufacturing Co., Inc. (a)                        3,200             105
SPX Corp.                                                  8,610             604
Standex International Corp.                                3,000              87
Stantec, Inc. *                                            1,690              40

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Taser International, Inc. *                                1,700              13
Tecumseh Products Co., Class A *                           3,200              57
Teledyne Technologies, Inc. *                             12,157             464
Teleflex, Inc.                                             4,300             287
Tennant Co.                                                4,200             130
Terex Corp. *                                              7,400             421
Textron, Inc.                                             11,800           1,099
The Allied Defense Group, Inc. *                             500               9
The Boeing Co.                                            68,800           6,162
The Gorman-Rupp Co.                                        3,593             145
The Greenbrier Cos., Inc.                                  1,600              46
The Manitowoc Co., Inc.                                    5,800             301
The Shaw Group, Inc. *                                     2,000              68
The Timken Co.                                             6,600             189
The Toro Co.                                               4,100             210
Thomas & Betts Corp. *                                     7,300             350
Titan International, Inc.                                    800              19
Tredegar Corp.                                             5,100             117
Trinity Industries, Inc.                                   1,650              63
Triumph Group, Inc.                                        1,200              67
Tyco International Ltd.                                  154,100           4,913
United Industrial Corp.                                    1,200              61
United Rentals, Inc. *                                     5,900             152
United Technologies Corp.                                 84,068           5,718
Universal Forest Products, Inc.                            2,500             122
URS Corp. *                                                3,700             159
USG Corp. (a)*                                             3,900             209
Valmont Industries, Inc.                                   1,900             105
Vicor Corp.                                                4,200              45
W.W. Grainger, Inc.                                        7,300             567
Wabash National Corp.                                      2,500              40
Wabtec Corp.                                               2,828              91
Walter Industries, Inc.                                    1,900              54
Watsco, Inc.                                               3,400             173
Watts Water Technologies, Inc., Class A                    1,000              44
WESCO International, Inc. *                                4,800             291
Woodward Governor Co.                                      4,000             167
Xanser Corp. *                                             1,400               8
                                                                     -----------
                                                                         115,235
COMMERCIAL SERVICES & SUPPLIES 1.2%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                  2,400              21
ABM Industries, Inc.                                       4,900             127
Adesa, Inc.                                                8,200             238
Administaff, Inc.                                          2,800             115
Allied Waste Industries, Inc. *                           29,100             372
American Locker Group, Inc. *                                500               2
American Reprographics Co. *                               4,000             125
AMREP Corp. (a)                                            2,500             255
Angelica Corp.                                             2,500              67
Avery Dennison Corp.                                       9,700             663
Bowne & Co., Inc.                                          4,200              63
Brady Corp., Class A                                       1,400              52
Casella Waste Systems, Inc., Class A *                     2,500              31
CDI Corp.                                                  3,700              96
Cenveo, Inc. *                                             1,300              30
ChoicePoint, Inc. *                                        6,900             266
Cintas Corp.                                              15,350             632
Clean Harbors, Inc. *                                      2,500             134
CompX International, Inc.                                  1,300              20
Consolidated Graphics, Inc. *                              3,900             242
Copart, Inc. *                                             6,550             193
Cornell Cos., Inc. *                                       2,100              40
Corrections Corp. of America *                             5,742             280
CoStar Group, Inc. *                                         800              38
Covanta Holding Corp. *                                   11,700             277
CRA International, Inc. *                                  2,500             135
Deluxe Corp.                                               3,800             114
Diamond Management & Technology Consultants,
  Inc.                                                     1,000              12
Ennis, Inc.                                                4,500             113
Equifax, Inc.                                             11,800             490
Exponent, Inc. *                                           6,000             112
First Consulting Group, Inc. *                             4,800              62
FTI Consulting, Inc. *                                     2,700              74
G&K Services, Inc., Class A                                1,600              60
GP Strategies Corp. *                                      1,500              13
Healthcare Services Group                                  5,625             163
Heidrick & Struggles International, Inc. *                 3,100             135
Herman Miller, Inc.                                        5,700             214
HNI Corp.                                                  4,000             194
Hudson Highland Group, Inc. *                              3,220              51
ICT Group, Inc. *                                          3,000              86
IHS, Inc. *                                                3,600             137
IKON Office Solutions, Inc.                               12,500             186
Interface, Inc., Class A *                                 3,300              50
John H. Harland Co.                                        3,500             176
Kelly Services, Inc., Class A                              3,200              99
Kforce, Inc. *                                               405               6
Korn/Ferry International *                                 3,600              86
Labor Ready, Inc. *                                        3,500              66
Learning Tree International, Inc. *                        1,400              15
M&F Worldwide Corp. *                                      1,200              41
Manpower, Inc.                                             6,991             510
McGrath Rentcorp                                           1,600              49
Mine Safety Appliances Co.                                 2,700             104
Mobile Mini, Inc. *                                        1,200              32
Monster Worldwide, Inc. *                                  9,800             484
Multi-Color Corp.                                            750              26
Navigant Consulting, Inc. *                                5,000             104
On Assignment, Inc. *                                      4,700              61
PHH Corp. *                                                4,186             122
Pitney Bowes, Inc.                                        20,000             957
R.R. Donnelley & Sons Co.                                 17,000             631
Republic Services, Inc.                                   17,700             765
Resources Connection, Inc. *                               3,700             116
Robert Half International, Inc.                           14,000             570
Rollins, Inc.                                              6,675             146
School Specialty, Inc. *                                   1,600              62
Spherion Corp. *                                           6,830              56
Steelcase, Inc., Class A                                  11,500             225
Stericycle, Inc. *                                         3,200             246
TeleTech Holdings, Inc. *                                  5,000             135

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Tetra Tech, Inc. *                                        12,031             216
The Advisory Board Co. *                                   1,000              56
The Brink's Co.                                            5,600             348
The Corporate Executive Board Co.                          2,700             245
The Dun & Bradstreet Corp.                                12,140           1,032
The Geo Group, Inc. *                                      5,700             250
The Standard Register Co.                                  4,100              52
TRC Cos., Inc. *                                           1,350              14
United Stationers, Inc. *                                  2,900             148
Viad Corp.                                                 3,625             152
Volt Information Sciences, Inc.                            3,150             111
Waste Connections, Inc. *                                  3,650             159
Waste Industries USA, Inc.                                 1,500              44
Waste Management, Inc.                                    48,100           1,827
Watson Wyatt & Co., Holdings                               4,600             204
Westaff, Inc. *                                            2,000              10
                                                                     -----------
                                                                          17,538
CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                          8,500             204
Beazer Homes USA, Inc. (a)                                 2,553             111
Blyth, Inc.                                                4,800             100
Brookfield Homes Corp. (a)                                 3,074             112
Brown Shoe Co., Inc.                                       4,450             242
Brunswick Corp.                                            7,400             252
Callaway Golf Co.                                          5,600              93
Carter's, Inc. *                                           5,000             127
Cavco Industries, Inc. *                                     410              13
Centex Corp.                                              10,700             575
Chromcraft Revington, Inc. *                               1,300              11
Coach, Inc. *                                             32,008           1,468
Columbia Sportswear Co.                                    4,350             282
Craftmade International, Inc.                              2,800              50
CSS Industries, Inc.                                       3,400             123
D.R. Horton, Inc.                                         24,604             715
Deckers Outdoor Corp. *                                    2,500             146
DGSE Cos, Inc. *                                             700               2
Dominion Homes, Inc. *                                       500               2
Eastman Kodak Co. (a)                                     22,700             587
Ethan Allen Interiors, Inc.                                4,200             158
Flexsteel Industries, Inc.                                   600               8
Foamex International, Inc. *                               9,116              35
Fortune Brands, Inc. (a)                                  11,500             963
Fossil, Inc. *                                             5,462             123
Furniture Brands International, Inc. (a)                   4,700              78
Garmin Ltd. (a)                                           10,000             502
Hampshire Group Ltd. *                                     2,000              29
Hanesbrands, Inc. *                                        8,047             206
Harman International Industries, Inc.                      6,800             643
Hasbro, Inc. (a)                                          14,500             412
Helen of Troy Ltd. *                                       2,500              60
Hovnanian Enterprises, Inc., Class A *                     3,700             123
Jarden Corp. *                                             5,975             219
Jones Apparel Group, Inc.                                 12,156             415
K-Swiss, Inc., Class A                                     2,400              76
K2, Inc. *                                                 7,200              87
KB Home                                                    7,800             423
Kellwood Co.                                               2,900              95
Kenneth Cole Productions, Inc., Class A                    3,100              73
Kimball International, Inc., Class B                       6,100             150
Leggett & Platt, Inc.                                     16,200             393
Lennar Corp., Class A                                     12,190             663
Lenox Group, Inc. *                                        3,300              12
Levitt Corp., Class A                                        550               8
Liz Claiborne, Inc.                                        8,600             382
M.D.C. Holdings, Inc.                                      1,903             111
M/I Homes, Inc.                                            1,800              65
Maidenform Brands, Inc. *                                  5,000             100
Marine Products Corp.                                        405               4
MarineMax, Inc. *                                            800              19
Marvel Entertainment, Inc. (a)*                           11,700             327
Mattel, Inc.                                              34,300             836
Meritage Homes Corp. *                                     1,000              45
Mity Enterprises, Inc. *                                     600              11
Mohawk Industries, Inc. (a)*                               4,819             397
Movado Group, Inc.                                         3,300              95
Nautilus Group, Inc.                                       4,125              67
Newell Rubbermaid, Inc.                                   23,900             706
NIKE, Inc., Class B                                       20,700           2,045
NVR, Inc. *                                                  500             346
Oakley, Inc.                                               6,700             155
Oxford Industries, Inc.                                    2,500             120
Palm Harbor Homes, Inc. *                                  2,700              35
Perry Ellis International, Inc. *                          2,500              75
Phillips-Van Heusen Corp.                                  5,600             309
Polaris Industries, Inc.                                   3,200             150
Polo Ralph Lauren Corp.                                    7,500             615
Pool Corp.                                                 5,662             207
Pulte Homes, Inc.                                         20,244             695
Quiksilver, Inc. *                                         4,000              57
RC2 Corp. *                                                2,200              87
Russ Berrie & Co., Inc. *                                  3,000              44
Skechers U.S.A., Inc., Class A *                           6,500             230
Skyline Corp.                                              2,600              98
Snap-on, Inc.                                              4,000             193
Standard Pacific Corp.                                     4,800             132
Stanley Furniture Co., Inc.                                5,200             111
Steven Madden Ltd.                                         2,700              80
Stride Rite Corp.                                          2,900              50
Superior Uniform Group, Inc.                               1,600              21
Tandy Brands Accessories, Inc.                             1,000              12
Tarragon Corp.                                             4,422              51
Technical Olympic USA, Inc. (a)                            2,812              27
Tempur-Pedic International, Inc. (a)                       8,000             190
The Black & Decker Corp.                                   7,100             620
The Boyds Collection Ltd. (e)*                                34              --
The Fairchild Corp., Class A *                             3,100               7
The Ryland Group, Inc.                                     3,700             208
The Stanley Works                                          6,600             378
The Timberland Co., Class A *                              5,300             160
The Warnaco Group, Inc. *                                  2,500              71
The Yankee Candle Co., Inc.                                3,700             128
Toll Brothers, Inc. *                                     11,200             379

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Tupperware Corp.                                           4,800             112
UniFirst Corp.                                             1,500              62
Uniroyal Technology Corp. *                                1,100              --
Universal Electronics, Inc. *                              5,200             109
VF Corp.                                                  13,500           1,024
Virco Manufacturing Corp. *                                1,170              11
WCI Communities, Inc. (a)*                                 3,800              82
Whirlpool Corp. (a)                                        6,849             626
Wolverine World Wide, Inc.                                 7,800             240
                                                                     -----------
                                                                          24,686
CONSUMER SERVICES 2.5%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                   3,400              95
Ambassadors International, Inc.                            1,700              74
American Real Estate Partners L.P. (a)                     3,800             409
Ameristar Casinos, Inc.                                    3,400             104
Apollo Group, Inc., Class A (a)*                          14,550             631
Applebee's International, Inc.                             7,912             200
Bally Technologies, Inc. *                                 3,000              58
Bob Evans Farms, Inc.                                      2,200              75
Boyd Gaming Corp.                                          7,800             371
Bright Horizons Family Solutions, Inc. *                   2,600             102
Brinker International, Inc.                               10,350             326
Buca, Inc. *                                               1,100               6
Career Education Corp. *                                   8,614             247
Carnival Corp.                                            50,000           2,578
CBRL Group, Inc.                                           3,446             162
CEC Entertainment, Inc. *                                  2,025              86
Cedar Fair L.P. *                                          5,300             151
Chipotle Mexican Grill, Inc., Class A (a)*                 2,600             154
Choice Hotels International, Inc.                          6,800             288
Churchill Downs, Inc.                                        900              38
CKE Restaurants, Inc.                                      4,800              95
Coinstar, Inc. *                                           5,000             151
Corinthian Colleges, Inc. *                                9,200             120
CPI Corp.                                                    400              22
Darden Restaurants, Inc.                                  13,300             521
DeVry, Inc.                                                4,800             135
Domino's Pizza, Inc.                                       5,100             146
Dover Downs Gaming & Entertainment, Inc.                   4,899              64
Dover Motorsports, Inc.                                    1,400               8
Empire Resorts, Inc. (a)*                                  3,000              28
Gaylord Entertainment Co. *                                2,625             145
H&R Block, Inc. (a)                                       26,300             647
Harrah's Entertainment, Inc.                              15,273           1,290
Hilton Hotels Corp.                                       32,926           1,165
IHOP Corp.                                                 3,000             160
International Game Technology                             29,100           1,265
International Speedway Corp., Class A                      3,245             169
Interstate Hotels & Resorts, Inc. *                        2,582              19
Isle of Capri Casinos, Inc. *                              4,400             109
ITT Educational Services, Inc. *                           6,000             466
Jack in the Box, Inc. *                                    4,200             259
Jackson Hewitt Tax Service, Inc.                           3,000             110
Krispy Kreme Doughnuts, Inc. *                             2,100              26
Landry's Restaurants, Inc.                                 1,800              54
Las Vegas Sands Corp. (a)*                                17,000           1,769
Laureate Education, Inc. *                                 4,700             284
Life Time Fitness, Inc. *                                  2,500             135
Luby's, Inc. *                                             1,400              15
Marriott International, Inc., Class A                     37,400           1,800
Matthews International Corp., Class A                      1,900              77
McDonald's Corp.                                         105,300           4,670
MGM MIRAGE *                                              22,500           1,574
Monarch Casino & Resort, Inc. *                            5,000             126
MTR Gaming Group, Inc. *                                   2,300              27
Multimedia Games, Inc. *                                   1,500              16
Nobel Learning Communities, Inc. *                           500               6
O'Charley's, Inc. *                                          400               8
Orient-Express Hotels Ltd., Class A                        1,600              76
OSI Restaurant Partners, Inc.                              7,000             276
P.F. Chang's China Bistro, Inc. *                            800              32
Panera Bread Co., Class A *                                  800              47
Papa John's International, Inc. *                          3,400              94
Penn National Gaming, Inc. *                               6,800             298
Pinnacle Entertainment, Inc. *                             3,800             131
Pre-Paid Legal Services, Inc. (a)*                         3,600             140
RARE Hospitality International, Inc. *                     3,325             105
Regis Corp.                                                3,900             163
Royal Caribbean Cruises, Ltd.                             16,500             741
Ruby Tuesday, Inc.                                         5,600             160
Scientific Games Corp., Class A *                          6,500             202
Service Corp. International                               24,100             257
Shuffle Master, Inc. *                                     2,812              75
Six Flags, Inc. (a)*                                       7,500              43
Smith & Wollensky Restaurant Group, Inc. *                   900               7
Sonic Corp. *                                              7,968             177
Sotheby's                                                  5,438             202
Speedway Motorsports, Inc.                                 4,800             185
Starbucks Corp. *                                         62,600           2,187
Starwood Hotels & Resorts Worldwide, Inc.                 17,730           1,110
Station Casinos, Inc.                                      4,650             387
Stewart Enterprises, Inc., Class A                        10,000              71
Strayer Education, Inc.                                      700              80
The Cheesecake Factory, Inc. *                             2,887              80
The ServiceMaster Co.                                     22,900             299
The Steak n Shake Co. *                                    1,580              28
Tim Hortons, Inc.                                         13,949             432
Triarc Cos., Class B (a)                                   7,000             137
Vail Resorts, Inc. *                                       3,800             176
Vertrue, Inc. *                                            4,500             209
Weight Watchers International, Inc.                        8,700             470
Wendy's International, Inc.                               10,300             350
WMS Industries, Inc. (a)*                                  2,500              99

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Wyndham Worldwide Corp. *                                 16,744             522
Wynn Resorts, Ltd. (a)*                                    4,000             447
YUM! Brands, Inc.                                         24,000           1,440
                                                                     -----------
                                                                          35,771
DIVERSIFIED FINANCIALS 9.0%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         5,900             391
Advance America Cash Advance Centers, Inc.                 6,500              91
Advanta Corp., Class A                                     7,400             318
Advanta Corp., Class B                                     2,500             116
Affiliated Managers Group, Inc. (a)*                       1,800             201
AllianceBernstein Holding LP                               7,700             694
American Express Co.                                     105,150           6,122
AmeriCredit Corp. *                                       12,300             334
Ameriprise Financial, Inc.                                21,030           1,240
Asset Acceptance Capital Corp. *                           2,500              39
ASTA Funding, Inc.                                         2,000              64
Bank of America Corp. (c)                                381,577          20,063
BlackRock, Inc., Class A                                   3,400             570
Capital One Financial Corp.                               23,710           1,906
Cash America International, Inc.                           2,500             107
CBOT Holdings, Inc., Class A *                             4,400             743
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                 2,200           1,239
CIT Group, Inc.                                           18,600           1,097
Citigroup, Inc. (c)                                      412,286          22,729
Cohen & Steers, Inc.                                       2,900             141
CompuCredit Corp. (a)*                                     4,400             156
Credit Acceptance Corp. *                                  2,400              70
Dollar Financial Corp. *                                   2,500              80
E*TRADE Financial Corp. *                                 34,335             837
Eaton Vance Corp. (a)                                     11,600             398
Federated Investors, Inc., Class B                         9,950             351
Financial Federal Corp.                                    3,700             106
Franklin Resources, Inc.                                  20,600           2,454
GAMCO Investors, Inc., Class A                             3,200             124
Goldman Sachs Group, Inc.                                 38,700           8,211
Greenhill & Co., Inc. (a)                                  2,500             187
IntercontinentalExchange, Inc. *                           5,100             666
International Securities Exchange, Inc.                    3,000             124
Investment Technology Group, Inc. *                        4,750             207
Investors Financial Services Corp.                         5,500             257
Janus Capital Group, Inc.                                 19,200             393
Jefferies Group, Inc.                                      8,200             242
JPMorgan Chase & Co.                                     295,944          15,072
Knight Capital Group, Inc., Class A *                      9,700             175
LaBranche & Co., Inc. *                                    2,400              23
Legg Mason, Inc.                                          10,050           1,054
Lehman Brothers Holdings, Inc.                            47,744           3,926
Leucadia National Corp.                                   17,908             490
Mellon Financial Corp.                                    35,800           1,530
Merrill Lynch & Co., Inc.                                 79,800           7,466
MicroFinancial, Inc.                                       1,900               7
Moody's Corp.                                             26,600           1,904
Morgan Stanley                                            90,300           7,476
Nasdaq Stock Market, Inc. *                                8,800             300
Nelnet, Inc., Class A *                                    4,500             125
Northern Trust Corp.                                      18,500           1,124
Nuveen Investments, Inc., Class A                          7,300             361
NYSE Group, Inc. (a)*                                     11,500           1,150
Penson Worldwide, Inc. *                                   5,000             134
Piper Jaffray Cos., Inc. *                                   950              66
Portfolio Recovery Associates, Inc. (a)*                   2,000              87
Raymond James Financial, Inc.                             10,350             330
Resource America, Inc., Class A                            2,000              54
SEI Investments Co.                                        9,700             605
Siebert Financial Corp.                                    2,900              12
SLM Corp.                                                 37,300           1,714
State Street Corp.                                        28,000           1,989
Student Loan Corp.                                         1,700             341
SWS Group, Inc.                                            4,211             106
T. Rowe Price Group, Inc.                                 21,400           1,027
TD Ameritrade Holding Corp. *                             47,100             833
The Bank of New York Co., Inc.                            63,000           2,521
The Bear Stearns Cos., Inc.                               13,620           2,245
The Charles Schwab Corp. (d)                             111,120           2,102
The First Marblehead Corp. (a)                             7,500             408
W.P. Carey & Co. LLC                                       4,100             130
Waddell & Reed Financial, Inc., Class A                    7,250             186
Westwood Holdings Group, Inc.                                285               7
World Acceptance Corp. *                                   1,000              44
                                                                     -----------
                                                                         130,192
ENERGY 8.6%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                            3,400             116
Alon USA Energy, Inc.                                      3,700              99
Anadarko Petroleum Corp.                                  39,060           1,709
Apache Corp.                                              25,772           1,881
APCO Argentina, Inc.                                         200              17
Arch Coal, Inc.                                            7,000             208
Atlas America, Inc. *                                      1,780              95
ATP Oil & Gas Corp. *                                      1,600              67
Atwood Oceanics, Inc. *                                    2,400             116
Baker Hughes, Inc.                                        28,300           1,954
Basic Energy Services, Inc. *                              3,000              71
Berry Petroleum Co., Class A                               4,000             124
BJ Services Co.                                           28,600             791
Boardwalk Pipeline Partners LP (a)                        10,500             371
BP Prudhoe Bay Royalty Trust (a)                           2,200             161
Bristow Group, Inc. *                                      1,800              67
Buckeye Partners L.P. (a)*                                 3,400             176
Cabot Oil & Gas Corp.                                     13,600             882
Calumet Specialty Products Partners, L.P.                  5,000             220
Cameron International Corp. *                              9,100             478
CARBO Ceramics, Inc. (a)                                   1,900              70
Chesapeake Energy Corp. (a)                               19,200             569
Chevron Corp.                                            178,939          13,041
Cimarex Energy Co.                                         5,508             206
CNX Gas Corp. *                                           12,000             307
Compagnie Generale de Geophysique-Veritas S.A.
   (a)*                                                    6,029             239

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Comstock Resources, Inc. *                                 4,500             144
ConocoPhillips                                           131,623           8,741
CONSOL Energy, Inc.                                       14,100             485
CREDO Petroleum Corp. *                                    2,700              32
Cross Timbers Royalty Trust (a)                            1,500              71
Crosstex Energy L.P. (a)                                   2,000              78
Denbury Resources, Inc. *                                  9,800             271
Devon Energy Corp.                                        37,360           2,619
Diamond Offshore Drilling, Inc. (a)                        9,800             828
Dresser-Rand Group, Inc. *                                 6,000             156
Dril-Quip, Inc. *                                          3,100             115
El Paso Corp.                                             51,387             798
Enbridge Energy Management, LLC *                          1,337              70
Encore Acquisition Co. *                                   2,250              58
Energy Partners, Ltd. *                                    1,700              37
Energy Transfer Partners L.P.                              4,000             211
ENSCO International, Inc.                                 11,200             570
Enterprise GP Holdings L.P. (a)                            2,100              77
Enterprise Products Partners L.P. (a)                     29,500             872
EOG Resources, Inc.                                       22,800           1,576
Exxon Mobil Corp. (c)                                    493,166          36,544
FMC Technologies, Inc. *                                   4,591             284
Forest Oil Corp. *                                         4,450             142
Frontier Oil Corp.                                        14,400             409
General Maritime Corp.                                     3,000             109
Global Industries Ltd. *                                   8,900             120
Grant Prideco, Inc. *                                     10,100             396
Grey Wolf, Inc. *                                         15,000             102
Gulf Island Fabrication, Inc.                              2,800             102
GulfMark Offshore, Inc. *                                  1,600              58
Halliburton Co.                                           78,200           2,310
Hanover Compressor Co. *                                   5,600             108
Harvest Natural Resources, Inc. *                          6,000              60
Helix Energy Solutions Group, Inc. *                       6,064             195
Helmerich & Payne, Inc.                                    9,600             258
Hess Corp.                                                19,200           1,037
Holly Corp.                                                8,000             422
Hornbeck Offshore Services, Inc. *                         2,500              69
Hugoton Royalty Trust (a)                                  4,846             122
Hydril Co. *                                               2,500             198
Inergy, L.P. *                                             2,000              62
Input/Output, Inc. *                                       4,200              58
Key Energy Services, Inc. *                               10,300             169
Kinder Morgan Management, LLC *                            3,884             192
Kinder Morgan, Inc.                                       10,700           1,134
Lone Star Technologies, Inc. *                             1,200              58
Lufkin Industries, Inc.                                    1,000              60
Magellan Midstream Partners (a)                            2,400             100
Marathon Oil Corp.                                        33,654           3,040
Mariner Energy, Inc. *                                     6,601             133
Markwest Energy Partners L.P.                                500              31
Massey Energy Co.                                          6,800             161
Matrix Service Co. *                                       5,500             101
Meridian Resource Corp. *                                  3,100               9
Murphy Oil Corp.                                          14,500             721
Nabors Industries Ltd. *                                  23,634             716
NATCO Group, Inc., Class A *                               1,200              42
National-Oilwell Varco, Inc. *                            11,540             700
Natural Resource Partners L.P. (a)                         2,000             122
Newfield Exploration Co. *                                 7,400             317
Noble Corp.                                               10,100             757
Noble Energy, Inc.                                        14,218             759
Occidental Petroleum Corp.                                75,020           3,478
Oceaneering International, Inc. *                          2,200              87
Oil States International, Inc. *                           3,600             104
OMI Corp. (a)                                              9,000             199
Overseas Shipholding Group, Inc.                           3,700             230
Parker Drilling Co. *                                     10,300              95
Patterson-UTI Energy, Inc.                                13,200             319
Peabody Energy Corp.                                      18,500             755
Penn Virginia Corp.                                        2,500             183
Penn Virginia Resource Partners, L.P. (a)*                 5,000             131
Pioneer Natural Resources Co.                             10,133             415
Plains All American Pipeline, L.P.                         7,295             393
Plains Exploration & Production Co. *                      6,579             317
Pogo Producing Co.                                         4,700             233
Pride International, Inc. *                               12,700             366
Quicksilver Resources, Inc. *                              4,200             167
Range Resources Corp.                                      8,100             249
Rowan Cos., Inc.                                           8,400             276
RPC, Inc.                                                 11,475             204
Schlumberger Ltd.                                        100,000           6,349
SEACOR Holdings, Inc. *                                    1,250             127
Smith International, Inc.                                 17,300             686
Spectra Energy Corp. *                                    50,178           1,311
St. Mary Land & Exploration Co.                            7,400             266
Stone Energy Corp. *                                         976              33
Sunoco Logistics Partners L.P. (a)                         2,000             104
Sunoco, Inc.                                              11,000             694
Superior Energy Services, Inc. *                           7,400             224
Swift Energy Co. *                                         2,500             111
TC Pipelines L.P. (a)                                      2,400              87
Teekay Shipping Corp.                                      3,000             151
TEL Offshore Trust                                            83               1
TEPPCO Partners L.P.                                       7,000             291
Tesoro Corp.                                               4,800             395
TETRA Technologies, Inc. (a)*                              5,300             123
The Houston Exploration Co. *                              2,200             115
Tidewater, Inc.                                            5,200             268
Todco *                                                    8,000             277
Transocean, Inc. *                                        27,731           2,146
Ultra Petroleum Corp. *                                   13,000             679
Unit Corp. *                                               4,400             213
Universal Compression Holdings, Inc. *                     2,900             175
USEC, Inc. *                                              11,800             160
Valero Energy Corp.                                       47,980           2,604
Valero L.P. (a)                                            1,600              94

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
W&T Offshore, Inc.                                         5,000             154
W-H Energy Services, Inc. *                                3,400             154
Weatherford International Ltd. *                          21,200             856
Westmoreland Coal Co. *                                    3,500              76
Williams Cos., Inc.                                       42,360           1,143
World Fuel Services Corp.                                  2,100              96
XTO Energy, Inc.                                          28,942           1,461
                                                                     -----------
                                                                         124,156
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                   600              71
BJ's Wholesale Club, Inc. *                                6,100             186
Casey's General Stores, Inc.                               5,100             130
Costco Wholesale Corp.                                    38,600           2,169
CVS Corp.                                                 63,700           2,144
Ingles Markets, Inc., Class A                                300              11
Longs Drug Stores Corp.                                    3,300             142
Nash Finch Co.                                             1,700              49
Pathmark Stores, Inc. *                                    3,900              43
Performance Food Group Co. *                               1,900              56
PriceSmart, Inc. *                                           500               8
Rite Aid Corp. *                                          40,400             249
Ruddick Corp.                                              3,100              86
Safeway, Inc.                                             35,900           1,293
Smart & Final, Inc. *                                      2,700              50
Spartan Store, Inc.                                          500              12
Supervalu, Inc.                                           19,832             753
Sysco Corp.                                               48,636           1,680
The Andersons, Inc.                                        1,000              40
The Great Atlantic & Pacific Tea Co., Inc.                 2,200              64
The Kroger Co.                                            60,800           1,556
The Pantry, Inc. *                                         1,000              49
The Topps Co., Inc.                                        1,700              17
United Natural Foods, Inc. *                               2,600              86
Wal-Mart Stores, Inc.                                    309,100          14,741
Walgreen Co.                                              80,400           3,642
Weis Markets, Inc.                                         1,700              74
Whole Foods Market, Inc. (a)                              10,900             471
Wild Oats Markets, Inc. *                                  3,800              55
                                                                     -----------
                                                                          29,927
FOOD, BEVERAGE & TOBACCO 4.4%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                         5,800              45
Altria Group, Inc.                                       168,800          14,751
American Italian Pasta Co., Class A *                      1,000              10
Anheuser-Busch Cos., Inc.                                 61,500           3,135
Archer-Daniels-Midland Co.                                53,958           1,727
Bridgford Foods Corp. *                                      300               2
Brown-Forman Corp., Class B                                9,912             650
Campbell Soup Co.                                         35,400           1,362
Chiquita Brands International, Inc.                        3,200              51
Coca-Cola Bottling Co. Consolidated                          400              25
Coca-Cola Enterprises, Inc.                               30,000             616
ConAgra Foods, Inc.                                       43,293           1,113
Constellation Brands, Inc., Class A *                     17,600             435
Corn Products International, Inc.                          5,800             199
Dean Foods Co. *                                           8,613             381
Del Monte Foods Co.                                        8,931             102
Delta & Pine Land Co.                                      2,000              81
Flowers Foods, Inc.                                        4,772             134
Fresh Del Monte Produce, Inc.                              4,200              65
General Mills, Inc.                                       31,300           1,792
Green Mountain Coffee Roasters, Inc. *                       900              53
Griffin Land & Nurseries, Inc. *                             300              10
H.J. Heinz Co.                                            27,900           1,315
Hormel Foods Corp.                                         9,000             341
J & J Snack Foods Corp.                                    6,400             264
John B. Sanfilippo & Son *                                 5,000              68
Kellogg Co.                                               34,400           1,695
Kraft Foods, Inc., Class A (a)                           128,700           4,494
Lancaster Colony Corp.                                     3,400             149
Lance, Inc.                                                2,900              62
Loews Corp. - Carolina Group                               5,600             384
Maui Land & Pineapple Co, Inc. *                             800              26
McCormick & Co., Inc.                                     11,300             441
MGP Ingredients, Inc. (a)                                  3,400              75
Molson Coors Brewing Co., Class B                          6,000             485
Monterey Gourmet Foods, Inc. *                               700               3
Peet's Coffee & Tea, Inc. (a)*                             1,800              47
PepsiAmericas, Inc.                                       13,200             291
PepsiCo, Inc.                                            140,800           9,186
Pilgrim's Pride Corp., Class B                             1,400              44
Ralcorp Holdings, Inc. *                                   6,700             371
Reynolds American, Inc.                                   22,664           1,462
Rocky Mountain Chocolate Factory, Inc.                     2,311              31
Sanderson Farms, Inc.                                      1,750              55
Sara Lee Corp.                                            64,378           1,104
Seaboard Corp.                                               200             385
Smithfield Foods, Inc. *                                   6,300             165
Tasty Baking Co.                                             500               5
The Boston Beer Co., Inc. *                                2,500              88
The Coca-Cola Co.                                        202,200           9,681
The Hain Celestial Group, Inc. *                           1,406              41
The Hershey Co.                                           19,400             990
The J.M. Smucker Co.                                       2,438             116
The Pepsi Bottling Group, Inc.                            23,400             740
Tootsie Roll Industries, Inc.                              2,391              76
TreeHouse Foods, Inc. *                                    1,722              51
Tyson Foods, Inc., Class A                                30,340             539
Universal Corp.                                            1,800              87
UST, Inc. (a)                                             12,700             730
Vector Group Ltd. (a)                                      3,735              67
Wm. Wrigley Jr. Co.                                       20,750           1,069
Zapata Corp. *                                             8,000              58
                                                                     -----------
                                                                          64,020
HEALTH CARE EQUIPMENT & SERVICES 4.4%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                              800              12
Advanced Medical Optics, Inc. *                            4,111             151
Aetna, Inc.                                               59,200           2,496
Align Technology, Inc. (a)*                                8,700             144
Alliance Imaging, Inc. *                                   1,800              13

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Allscripts Healthcare Solutions, Inc. *                    1,900              58
Amedisys, Inc. *                                           3,333             108
America Service Group, Inc. *                              3,550              55
American Medical Systems Holdings, Inc. *                  7,800             155
AMERIGROUP Corp. *                                         1,800              65
AmerisourceBergen Corp.                                   20,648           1,082
AMN Healthcare Services, Inc. *                            4,110             106
Amsurg Corp. *                                             2,300              51
Analogic Corp.                                             1,400              82
Apria Healthcare Group, Inc. *                             4,100             114
Arrow International, Inc.                                  3,500             118
Arthrocare Corp. *                                         1,400              52
Aspect Medical Systems, Inc. *                             3,700              62
Bausch & Lomb, Inc.                                        3,400             189
Baxter International, Inc.                                50,118           2,489
Beckman Coulter, Inc.                                      5,100             329
Becton Dickinson & Co.                                    21,300           1,639
Biomet, Inc.                                              20,125             852
BioScrip, Inc. *                                           2,172               7
Biosite, Inc. (a)*                                         1,400              75
Boston Scientific Corp. *                                109,568           2,022
Brookdale Senior Living, Inc.                                300              14
C.R. Bard, Inc.                                            8,000             660
Cantel Medical Corp. *                                     3,571              58
Cardinal Health, Inc.                                     36,160           2,583
Caremark Rx, Inc.                                         37,090           2,272
Centene Corp. *                                            1,000              25
Cerner Corp. *                                             8,400             377
Cerus Corp. *                                                500               3
Chemed Corp.                                               1,400              51
Chindex International, Inc. *                              2,200              49
Cholestech Corp. *                                         1,700              29
CIGNA Corp.                                               12,800           1,695
Clinical Data, Inc. *                                        117               2
Community Health Systems, Inc. *                           7,100             254
Conmed Corp. *                                             1,700              41
CorVel Corp. *                                             2,850             134
Coventry Health Care, Inc. *                              23,937           1,234
Cross Country Healthcare, Inc. *                           4,600             104
CryoLife, Inc. *                                             750               6
Cyberonics, Inc. *                                         1,200              25
Cytyc Corp. *                                              7,800             226
Dade Behring Holdings, Inc.                                5,200             219
Datascope Corp.                                            2,500              92
DaVita, Inc. *                                             8,250             450
Dendrite International, Inc. *                             6,600              72
Dentsply International, Inc.                              13,100             404
DJ Orthopedics, Inc. *                                     3,000             124
Eclipsys Corp. *                                           3,800              74
Edwards Lifesciences Corp. *                               3,900             200
Emdeon Corp. *                                            21,926             313
Enpath Medical, Inc. *                                     3,000              36
Express Scripts, Inc. *                                   12,600             876
Five Star Quality Care, Inc. *                               135               2
Gen-Probe, Inc. *                                          3,400             176
Genesis HealthCare Corp. *                                 6,250             383
Gentiva Health Services, Inc. *                            3,250              64
Greatbatch, Inc. *                                         1,100              32
Haemonetics Corp. *                                        3,700             178
Hanger Orthopedic Group, Inc. *                            5,400              48
Health Management Associates, Inc., Class A               15,900             309
Health Net, Inc. *                                         9,100             443
HealthExtras, Inc. *                                       1,900              49
HealthTronics, Inc. *                                      3,500              23
Healthways, Inc. *                                         3,100             141
Henry Schein, Inc. *                                       4,600             234
Hillenbrand Industries, Inc.                               5,800             331
Hologic, Inc. *                                            5,200             289
Hooper Holmes, Inc. *                                      4,600              15
Hospira, Inc. *                                           14,070             517
Humana, Inc. *                                            18,900           1,049
ICU Medical, Inc. *                                          550              22
IDEXX Laboratories, Inc. *                                 2,500             215
Immucor, Inc. *                                            3,795             120
IMS Health, Inc.                                          19,300             557
Integra LifeSciences Holdings *                            1,100              47
Intuitive Surgical, Inc. *                                 1,050             103
Invacare Corp.                                             2,000              43
inVentiv Health, Inc. *                                    2,233              78
Kindred Healthcare, Inc. *                                 4,624             133
Kinetic Concepts, Inc. *                                   2,500             123
Kyphon, Inc. *                                             3,000             140
Laboratory Corp. of America Holdings *                    12,800             940
Landauer, Inc.                                             1,100              56
LifePoint Hospitals, Inc. *                                3,707             126
Lincare Holdings, Inc. *                                   7,100             279
Magellan Health Services, Inc. *                           3,007             123
Manor Care, Inc.                                           8,000             426
Matria Healthcare, Inc. (a)*                               1,800              50
McKesson Corp.                                            22,900           1,277
MedCath Corp. *                                            1,500              43
Medco Health Solutions, Inc. *                            25,033           1,482
Medical Action Industries, Inc. *                          2,500              79
Medical Staffing Network Holdings, Inc. *                  1,800              12
Medtronic, Inc.                                           95,374           5,098
Mentor Corp.                                               3,000             153
Meridian Bioscience, Inc.                                  7,500             222
Merit Medical Systems, Inc. *                              2,222              35
Molina Healthcare, Inc. *                                  2,500              77
National Healthcare Corp.                                    600              33
National Medical Health Card Systems, Inc. *                 800              11
Neogen Corp. *                                               625              14
Novoste Corp. *                                              400               1
Nutraceutical International Corp. *                        5,000              81
Odyssey Healthcare, Inc. *                                 2,250              28
Omnicare, Inc.                                             7,500             301
Option Care, Inc.                                          2,250              30
OraSure Technologies, Inc. *                               1,500              12
Owens & Minor, Inc.                                        2,000              67
Patterson Cos., Inc. *                                    10,600             399

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PDI, Inc. *                                                2,900              28
Pediatrix Medical Group, Inc. *                            6,000             315
PolyMedica Corp.                                             779              31
PSS World Medical, Inc. *                                  5,800             116
Q-Med, Inc. *                                                500               2
Quest Diagnostics, Inc. (a)                               14,820             778
Regeneration Technologies, Inc. *                          1,700              10
RehabCare Group, Inc. *                                    4,000              61
Res-Care, Inc. *                                           4,500              78
ResMed, Inc. *                                             4,000             210
Respironics, Inc. *                                        3,800             162
Sierra Health Services, Inc. *                            21,500             864
SonoSite, Inc. *                                           1,600              52
St. Jude Medical, Inc. *                                  29,600           1,266
Steris Corp.                                               6,100             158
Stryker Corp. (a)                                         31,100           1,926
Sunrise Senior Living, Inc. *                              3,400             122
Symbion, Inc. *                                            2,500              47
Tenet Healthcare Corp. *                                  36,650             259
The Cooper Cos., Inc.                                      2,781             133
The TriZetto Group, Inc. *                                 5,900             122
Theragenics Corp. *                                        2,500              12
Thoratec Corp. *                                           2,636              47
Triad Hospitals, Inc. *                                    6,044             257
United Surgical Partners International, Inc. *             2,100              64
UnitedHealth Group, Inc.                                 118,880           6,213
Universal Health Services, Inc., Class B                   4,000             232
US Physical Therapy, Inc. *                                3,500              49
Utah Medical Products, Inc.                                2,500              85
Varian Medical Systems, Inc. *                            11,900             549
VCA Antech, Inc. *                                         5,400             182
Viasys Healthcare, Inc. *                                  2,982              88
VistaCare, Inc., Class A *                                 1,000              10
Vital Signs, Inc.                                          1,900              99
WebMD Health Corp., Class A (a)*                           2,600             128
WellPoint, Inc. *                                         57,723           4,524
West Pharmaceutical Services, Inc.                         4,600             223
Wright Medical Group, Inc. *                               1,700              37
Young Innovations, Inc.                                    2,000              61
Zimmer Holdings, Inc. *                                   20,300           1,710
                                                                     -----------
                                                                          63,857
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                         6,950             159
Avon Products, Inc.                                       39,000           1,341
Central Garden & Pet Co. *                                 1,600              72
Chattem, Inc. *                                            1,200              69
Church & Dwight Co., Inc.                                  4,950             224
Colgate-Palmolive Co.                                     42,500           2,903
Energizer Holdings, Inc. *                                 6,333             540
Herbalife Ltd. *                                             300              10
Inter Parfums, Inc.                                          675              14
Kimberly-Clark Corp.                                      40,639           2,820
NBTY, Inc. *                                               5,400             280
Nu Skin Enterprises, Inc., Class A                         6,500             120
Oil-Dri Corp. of America                                     500               8
Playtex Products, Inc. *                                   5,000              70
Procter & Gamble Co. (c)                                 269,915          17,509
Spectrum Brands, Inc. *                                    2,800              34
The Clorox Co.                                            12,200             798
The Estee Lauder Cos., Inc., Class A                      10,300             489
USANA Health Sciences, Inc. *                              1,000              53
WD-40 Co.                                                  1,600              53
                                                                     -----------
                                                                          27,566
INSURANCE 5.4%
--------------------------------------------------------------------------------
21st Century Holding Co. (a)                               1,500              35
21st Century Insurance Group                               7,200             153
ACE Ltd.                                                  23,100           1,335
AFLAC, Inc.                                               42,600           2,028
Alfa Corp.                                                 6,800             128
Alleghany Corp. *                                            220              79
Ambac Financial Group, Inc.                                7,750             683
American Financial Group, Inc.                             8,250             291
American International Group, Inc.                       211,922          14,506
American National Insurance Co.                            1,300             159
American Physicians Capital, Inc. *                        3,750             145
AON Corp. (a)                                             25,500             914
Arch Capital Group Ltd. *                                  3,900             252
Argonaut Group, Inc. *                                     2,400              80
Arthur J. Gallagher & Co.                                  6,800             195
Assurant, Inc.                                            11,500             639
Axis Capital Holdings Ltd.                                 7,200             237
Baldwin & Lyons, Inc., Class B                               750              20
Berkshire Hathaway, Inc., Class A *                          121          13,316
Brown & Brown, Inc.                                       11,000             312
Cincinnati Financial Corp.                                13,450             602
Clark, Inc.                                                1,700              28
CNA Financial Corp. *                                     20,900             850
CNA Surety Corp. *                                         2,200              47
Commerce Group, Inc.                                       3,200              97
Conseco, Inc. *                                           11,500             228
Crawford & Co., Class B                                    1,600              10
Delphi Financial Group, Inc., Class A                      6,772             267
EMC Insurance Group, Inc.                                  1,200              40
Erie Indemnity Co., Class A                                5,500             304
Everest Re Group Ltd.                                      2,900             271
FBL Financial Group, Inc., Class A                         2,090              81
Fidelity National Financial, Inc., Class A                17,327             411
First American Corp.                                       7,800             331
FPIC Insurance Group, Inc. *                                 400              18
Genworth Financial, Inc., Class A                         37,500           1,309
Great American Financial Resources, Inc.                   2,800              62
Hanover Insurance Group, Inc.                              4,900             235
Harleysville Group, Inc.                                   1,800              61
HCC Insurance Holdings, Inc.                               7,950             248
Hilb, Rogal & Hobbs Co.                                    3,000             127
Horace Mann Educators Corp.                                4,300              85
Independence Holding Co.                                   2,700              61

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Infinity Property & Casualty Corp.                         2,500             120
LandAmerica Financial Group, Inc. (a)                      5,300             334
Lincoln National Corp.                                    21,926           1,472
Loews Corp.                                               45,000           1,956
Markel Corp. *                                               300             146
Marsh & McLennan Cos., Inc. (a)                           43,000           1,268
MBIA, Inc.                                                11,250             808
Mercury General Corp.                                      5,400             282
MetLife, Inc.                                             62,000           3,851
National Financial Partners Corp.                          2,500             123
National Western Life Insurance Co., Class A                 300              69
Nationwide Financial Services, Inc., Class A              16,400             896
Navigators Group, Inc. *                                   1,500              72
NYMAGIC, Inc.                                              2,100              86
Odyssey Re Holdings Corp.                                  5,400             213
Ohio Casualty Corp.                                        5,500             162
Old Republic International Corp.                          20,437             456
PartnerRe Ltd.                                             1,900             129
Penn Treaty American Corp. *                                 150               1
Philadelphia Consolidated Holding Corp. *                  5,500             248
PMA Capital Corp., Class A *                                 700               7
Presidential Life Corp.                                    1,000              22
Principal Financial Group, Inc.                           25,400           1,565
ProAssurance Corp. *                                       1,670              85
Protective Life Corp.                                      5,500             269
Prudential Financial, Inc.                                45,500           4,055
Reinsurance Group of America, Inc.                         5,100             297
RenaissanceRe Holdings Ltd.                                1,800              96
RLI Corp.                                                  2,800             155
SAFECO Corp.                                              12,500             800
Safety Insurance Group, Inc.                               1,000              49
SCPIE Holdings, Inc. *                                       700              18
Selective Insurance Group, Inc.                            1,200              62
StanCorp Financial Group, Inc.                             5,000             239
State Auto Financial Corp.                                 3,800             122
Stewart Information Services Corp.                         1,400              59
The Allstate Corp.                                        58,874           3,542
The Chubb Corp.                                           33,094           1,722
The Hartford Financial Services Group, Inc.               24,400           2,316
The Midland Co.                                            1,800              83
The Phoenix Cos., Inc.                                     7,000             105
The Progressive Corp.                                     85,200           1,976
The St. Paul Travelers Cos., Inc.                         54,550           2,774
Torchmark Corp.                                           10,600             689
Transatlantic Holdings, Inc.                               6,437             404
United Fire & Casualty Co.                                 1,000              34
Unitrin, Inc.                                              5,600             287
UnumProvident Corp.                                       23,914             526
USI Holdings Corp. *                                       4,500              74
W. R. Berkley Corp.                                       22,950             759
Wesco Financial Corp.                                        200              97
White Mountains Insurance Group Ltd.                         200             116
XL Capital Ltd., Class A                                  14,700           1,014
Zenith National Insurance Corp.                            3,400             155
                                                                     -----------
                                                                          78,545
MATERIALS 3.3%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                          2,300              48
A.M. Castle & Co.                                          1,500              37
AEP Industries, Inc. *                                       400              19
Air Products & Chemicals, Inc.                            17,700           1,321
Airgas, Inc.                                               5,000             208
AK Steel Holding Corp. *                                   9,527             200
Albemarle Corp.                                            4,500             351
Alcoa, Inc.                                               68,664           2,218
Allegheny Technologies, Inc.                               7,700             797
Aptargroup, Inc.                                           2,200             134
Arch Chemicals, Inc.                                       2,700              91
Ashland, Inc.                                              5,500             382
Ball Corp. (a)                                             5,700             264
Bemis Co.                                                  8,900             302
Bowater, Inc. (a)                                          2,300              63
Buckeye Technologies, Inc. *                               3,700              44
Cabot Corp.                                                5,200             233
Carpenter Technology Corp.                                 2,500             293
Celanese Corp., Series A                                  12,500             328
Century Aluminum Co. *                                       600              27
Chaparral Steel Co.                                        4,500             231
Chemtura Corp.                                            16,927             195
Chesapeake Corp.                                           1,000              18
Commercial Metals Co.                                      9,000             244
Compass Minerals International, Inc.                       2,500              78
Crown Holdings, Inc. *                                    13,400             296
Cytec Industries, Inc.                                     3,600             210
Deltic Timber Corp.                                          700              37
E. I. du Pont de Nemours & Co.                            78,195           3,875
Eagle Materials, Inc.                                      4,143             205
Eastman Chemical Co.                                       5,600             328
Ecolab, Inc.                                              21,500             944
Ferro Corp.                                                4,200              89
Florida Rock Industries, Inc.                              5,987             296
FMC Corp.                                                  3,100             241
Freeport-McMoRan Copper & Gold, Inc., Class B             16,000             920
Georgia Gulf Corp.                                         3,300              69
Gibraltar Industries, Inc.                                 2,500              61
Goldcorp, Inc.                                            18,759             520
Greif, Inc., Class A                                       3,700             423
H.B. Fuller Co.                                            6,500             168
Hawkins, Inc.                                              1,900              27
Headwaters, Inc. *                                         5,000             114
Hercules, Inc. *                                          11,000             216
Huntsman Corp. *                                          17,500             366
International Flavors & Fragrances, Inc. (a)               7,400             359
International Paper Co.                                   39,304           1,325
Kronos Worldwide, Inc.                                     3,560             127
Landec Corp. *                                             2,500              31

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
LESCO, Inc. *                                                500               5
Louisiana-Pacific Corp.                                    8,300             190
Lyondell Chemical Co.                                     19,930             630
MacDermid, Inc.                                            3,800             132
Martin Marietta Materials, Inc.                            4,200             485
Material Sciences Corp. *                                  4,000              47
MeadWestvaco Corp.                                        14,474             436
Meridian Gold, Inc. *                                      6,600             193
Metal Management, Inc.                                     2,500             103
Minerals Technologies, Inc.                                  600              35
Mod-Pac Corp. *                                              500               6
Monsanto Co.                                              43,290           2,385
Myers Industries, Inc.                                     8,080             139
Nalco Holding Co. *                                       13,600             313
Neenah Paper, Inc.                                         1,231              42
NewMarket Corp.                                            2,000             111
Newmont Mining Corp.                                      32,251           1,454
NL Industries, Inc. (a)                                    5,300              57
NN, Inc.                                                   1,800              23
Nucor Corp.                                               27,000           1,743
Olin Corp.                                                 4,820              81
OM Group, Inc. *                                           2,400             117
Omnova Solutions, Inc. *                                   3,400              21
Owens-Illinois, Inc. *                                    13,700             305
Packaging Corp. of America                                 8,500             194
Pactiv Corp. *                                            12,400             402
Penford Corp.                                              5,200              93
Phelps Dodge Corp.                                        14,660           1,812
PolyOne Corp. *                                            3,200              23
PPG Industries, Inc.                                      13,900             921
Praxair, Inc.                                             25,700           1,621
Quanex Corp.                                               5,625             220
Reliance Steel & Aluminum Co.                              8,500             354
Rock-Tennessee Co., Class A                                1,500              49
Rohm & Haas Co.                                           26,753           1,393
Royal Gold, Inc.                                           2,200              71
RPM International, Inc.                                    9,600             223
RTI International Metals, Inc. *                           1,500             123
Schnitzer Steel Industries, Inc., Class A                  1,650              64
Schweitzer-Mauduit International, Inc.                     2,300              56
Sealed Air Corp.                                           6,000             395
Sensient Technologies Corp.                                4,800             118
Sigma-Aldrich Corp.                                       12,600             478
Silgan Holdings, Inc.                                      5,800             272
Smurfit-Stone Container Corp. *                           20,000             216
Sonoco Products Co.                                        4,100             158
Southern Copper Corp. (a)                                 10,800             675
Spartech Corp.                                             4,200             118
Steel Dynamics, Inc.                                       7,000             274
Stepan Co.                                                 1,200              38
Stillwater Mining Co. *                                    7,133              92
Symyx Technologies, Inc. *                                 3,800              74
Temple-Inland, Inc.                                        8,800             439
Texas Industries, Inc.                                     1,000              73
The Dow Chemical Co.                                      78,766           3,272
The Lubrizol Corp.                                         5,400             278
The Mosaic Co. (a)*                                       29,500             588
The Scotts Miracle-Gro Co., Class A (a)                    5,600             300
Titanium Metals Corp. *                                    7,200             222
United States Steel Corp.                                  9,900             827
Valhi, Inc.                                                8,600             235
Valspar Corp.                                              8,400             237
Vulcan Materials Co.                                       6,900             703
Wausau-Mosinee Paper Corp.                                 4,700              67
Westlake Chemical Corp.                                    5,100             169
Weyerhaeuser Co.                                          18,250           1,369
Worthington Industries, Inc. (a)                           7,200             138
                                                                     -----------
                                                                          47,870
MEDIA 4.1%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                                4,000              78
Acme Communications, Inc. *                                1,900              10
Advo, Inc.                                                 4,050             133
Arbitron, Inc.                                             2,120              98
Belo Corp., Class A                                        9,400             176
Cablevision Systems Corp., Class A *                      21,100             639
Cadmus Communications Corp.                                3,900              96
Carmike Cinemas, Inc. (a)                                  2,500              56
Catalina Marketing Corp.                                   5,900             168
CBS Corp., Class B                                        72,006           2,244
Citadel Broadcasting Co.                                   2,500              27
CKX, Inc. *                                                7,300              94
Clear Channel Communications, Inc.                        49,721           1,806
Clear Channel Outdoor Holdings, Inc., Class A *           23,700             685
Comcast Corp. *                                           42,800           1,860
Comcast Corp., Class A *                                 151,336           6,707
Cox Radio, Inc., Class A *                                 4,600              72
Crown Media Holdings, Inc., Class A (a)*                   6,000              24
Cumulus Media, Inc., Class A *                             4,351              45
Daily Journal Corp. *                                        500              21
Discovery Holding Co., Class A *                          22,323             370
Dow Jones & Co., Inc. (a)                                  6,500             245
DreamWorks Animation SKG, Inc., Class A *                  2,800              79
EchoStar Communications Corp., Class A                    37,700           1,521
Emak Worldwide, Inc. *                                       500               3
Emmis Communications Corp., Class A                          713               6
Entercom Communications Corp. (a)                          3,000              85
Entravision Communications Corp. *                         5,000              40
Gannett Co., Inc.                                         19,500           1,134
Gemstar -- TV Guide International, Inc. *                 33,720             136
Getty Images, Inc. *                                       4,600             226
Gray Television, Inc.                                      5,600              50
Harte-Hanks, Inc.                                          8,100             220
Hearst-Argyle Television, Inc.                             3,700              97
Idearc, Inc. *                                            12,378             401
Interactive Data Corp.                                    20,700             484

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
John Wiley & Sons, Inc., Class A                           6,300             234
Journal Communications, Inc., Class A                      7,500             101
Journal Register Co.                                       3,200              22
Lakes Entertainment, Inc. *                                1,800              15
Lamar Advertising Co., Class A *                           9,200             610
Lee Enterprises, Inc.                                      2,500              83
Liberty Global, Inc., Class A *                           12,575             378
Liberty Global, Inc., Class C *                           12,601             356
Liberty Media Holding Corp. - Capital, Series A *         11,161           1,142
Lin TV Corp., Class A *                                    3,300              36
Live Nation, Inc. *                                        6,215             153
Martha Stewart Living Omnimedia, Class A                   3,900              72
Media General, Inc., Class A                               2,000              80
Mediacom Communications Corp., Class A *                   7,600              60
Meredith Corp.                                             3,800             224
Morningstar, Inc. *                                        3,200             147
News Corp., Class A                                      253,950           5,904
Nexstar Broadcasting Group, Inc., Class A *                4,500              28
NTL, Inc. *                                               15,000             409
Omnicom Group, Inc.                                       16,800           1,767
Playboy Enterprises, Inc., Class B *                       4,500              50
ProQuest Co. *                                             1,700              19
R.H. Donnelley Corp. *                                     5,466             364
Radio One, Inc., Class A *                                 9,500              70
Readers Digest Association, Inc., Class A                  7,300             123
Regal Entertainment Group, Class A                         4,200              94
Salem Communications Corp., Class A                          900              11
Scholastic Corp. *                                         2,200              78
Sinclair Broadcast Group, Inc., Class A                    4,800              56
Sirius Satellite Radio, Inc. *                             2,600              10
Sun-Times Media Group, Inc., Class A                       7,300              32
The DIRECTV Group, Inc. *                                101,476           2,475
The E.W. Scripps Co., Class A                             12,000             586
The Interpublic Group of Cos., Inc. (a)*                  34,537             455
The McClatchy Co., Class A                                 8,416             326
The McGraw-Hill Cos., Inc.                                34,600           2,321
The New York Times Co., Class A (a)                       13,200             305
The Walt Disney Co.                                      195,410           6,873
Time Warner, Inc.                                        367,052           8,027
Tivo, Inc. (a)*                                            4,500              24
Tribune Co.                                               26,900             822
Triple Crown Media, Inc. *                                   560               6
Univision Communications, Inc., Class A *                 25,510             911
Valassis Communications, Inc. *                            3,700              57
Value Line, Inc.                                             300              14
Viacom, Inc., Class B *                                   56,606           2,302
Warner Music Group Corp.                                  11,700             251
Washington Post, Class B                                     600             458
Westwood One, Inc.                                         7,200              50
World Wrestling Entertainment, Inc.                        4,900              79
Xanadoo Co. *                                                 63              23
XM Satellite Radio Holdings, Inc., Class A *              15,300             217
                                                                     -----------
                                                                          59,446
PHARMACEUTICALS & BIOTECHNOLOGY 7.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                      125,705           6,662
Accelrys, Inc. *                                           1,300               8
Adolor Corp. *                                             1,700              12
Affymetrix, Inc. *                                         4,900             122
Albany Molecular Research, Inc. *                          1,600              16
Alkermes, Inc. *                                           3,100              46
Allergan, Inc.                                            13,234           1,545
Alpharma, Inc., Class A                                    3,700             102
Amgen, Inc. *                                            103,268           7,267
Amylin Pharmaceuticals, Inc. (a)*                          2,300              89
Aphton Corp. *                                               800              --
Applera Corp. - Celera Genomics Group *                    5,600              89
Applied Biosystems Group - Applera Corp.                  16,500             574
Arena Pharmaceuticals, Inc. *                                800              10
ArQule, Inc. *                                             8,800              58
Avigen, Inc. *                                               900               5
Barr Pharmaceuticals, Inc. *                               8,781             470
Bio-Rad Laboratories, Inc., Class A *                      3,000             258
BioCryst Pharmaceuticals, Inc. *                           1,400              14
Biogen Idec, Inc. *                                       28,125           1,360
BioMarin Pharmaceuticals, Inc. *                           1,800              34
BioVeris Corp. *                                           3,800              49
Bradley Pharmaceuticals, Inc. *                            1,700              34
Bristol-Myers Squibb Co.                                 153,750           4,427
Bruker BioSciences Corp. *                                 2,100              16
Caliper Life Sciences, Inc. *                                700               4
Cambrex Corp.                                              3,400              74
Celgene Corp. *                                           27,000           1,449
Cell Genesys, Inc. *                                       1,500               5
Cephalon, Inc. *                                           3,500             253
Charles River Laboratories, Inc. *                         6,416             289
CollaGenex Pharmaceuticals, Inc. *                         3,000              45
Covance, Inc. *                                            5,800             358
Cubist Pharmaceuticals, Inc. *                             1,900              35
CuraGen Corp. *                                            9,800              43
CV Therapeutics, Inc. (a)*                                 1,100              15
Dendreon Corp. *                                           1,400               6
Digene Corp. *                                             1,400              72
Dionex Corp. *                                             1,200              71
Diversa Corp. (a)*                                         1,100              11
Durect Corp. *                                             2,000               9
Dyax Corp. *                                               2,000               7

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Eli Lilly and Co.                                         92,400           5,001
Emisphere Technologies, Inc. *                               800               4
Encysive Pharmaceuticals, Inc. *                           2,600               9
Endo Pharmaceutical Holdings, Inc. *                      10,500             323
Enzo Biochem, Inc. *                                       1,781              26
Enzon Pharmaceuticals, Inc. *                              4,400              39
eResearch Technology, Inc. *                               5,625              39
Exelixis, Inc. *                                           7,300              72
Forest Laboratories, Inc. *                               27,500           1,543
Genentech, Inc. *                                         83,300           7,278
Genzyme Corp. *                                           20,732           1,363
Geron Corp. *                                              1,000               8
Gilead Sciences, Inc. *                                   35,420           2,278
Harvard Bioscience, Inc. *                                   500               3
Human Genome Sciences, Inc. *                              5,100              60
Illumina, Inc. *                                           1,500              61
ImClone Systems, Inc. *                                    6,935             204
ImmunoGen, Inc. *                                          1,500               7
Impax Laboratories, Inc. *                                 1,600              16
Incyte Corp. *                                             2,600              19
Indevus Pharmaceuticals, Inc. *                            1,800              12
Inspire Pharmaceuticals, Inc. *                            1,300               8
InterMune, Inc. *                                          1,100              39
Invitrogen Corp. *                                         3,629             222
Isis Pharmaceuticals, Inc. *                               1,900              20
Johnson & Johnson                                        246,370          16,458
Kendle International, Inc. *                               2,700             105
King Pharmaceuticals, Inc. *                              18,516             331
Kosan Biosciences, Inc. *                                  2,500              18
KV Pharmaceutical Co., Class A *                           2,700              68
Lexicon Genetics, Inc. *                                   6,900              26
Ligand Pharmaceuticals, Inc., Class B *                    2,300              30
Luminex Corp. *                                              800              10
Matrixx Initiatives, Inc. *                                1,700              29
Maxygen, Inc. *                                            6,500              74
Medarex Inc *                                              3,000              40
Medicis Pharmaceutical Corp., Class A                      3,400             129
MedImmune, Inc. *                                         19,875             689
Merck & Co., Inc.                                        183,552           8,214
MGI Pharma, Inc. *                                         3,932              76
Millennium Pharmaceuticals, Inc. *                        25,856             287
Millipore Corp. *                                          5,100             349
Molecular Devices Corp. *                                  3,200             113
Mylan Laboratories, Inc.                                  16,600             368
Myriad Genetics, Inc. (a)*                                 1,400              50
Nabi Biopharmaceuticals *                                  2,800              16
Nektar Therapeutics *                                      2,200              28
Neurocrine Biosciences, Inc. *                             1,400              20
Neurogen Corp. *                                             800               5
Northfield Laboratories, Inc. (a)*                         1,100               4
Noven Pharmaceuticals, Inc. *                              1,800              49
NPS Pharmacuticals, Inc. *                                 1,000               4
Nuvelo, Inc. *                                               300               1
Omrix Biopharmaceuticals, Inc. *                           2,500              85
Onyx Pharmaceuticals, Inc. (a)*                            1,800              21
Orchid Cellmark, Inc. *                                      280               1
OSI Pharmaceuticals, Inc. *                                1,998              68
OXiGENE, Inc. *                                              900               4
Pain Therapeutics, Inc. *                                  2,600              23
Par Pharmaceutical Cos., Inc. *                            1,900              50
Parexel International Corp. *                              2,400              79
PDL BioPharma, Inc. *                                      4,100              84
PerkinElmer, Inc.                                         11,477             274
Perrigo Co.                                                7,300             126
Pfizer, Inc.                                             610,192          16,011
Pharmaceutical Product Development, Inc. (PPD)            10,000             345
Pharmacopeia Drug Discovery, Inc. *                          650               3
Pharmacyclics, Inc. *                                      1,100               5
PharmaNet Development Group, Inc. *                        4,500              89
Pharmion Corp. *                                           2,500              80
POZEN, Inc. *                                              1,300              22
Regeneron Pharmaceuticals, Inc. *                          1,900              38
Sangamo BioSciences, Inc. *                                1,200               9
Savient Pharmaceuticals, Inc. *                            2,300              34
Schering-Plough Corp.                                    121,750           3,044
Sciele Pharma, Inc. *                                      3,400              81
Sepracor, Inc. *                                           6,600             377
SuperGen, Inc. *                                             900               5
Tanox, Inc. *                                              4,900              95
Techne Corp. *                                             3,800             221
The Medicines Co. *                                        1,700              52
Thermo Fisher Scientific, Inc. *                          37,302           1,785
Third Wave Technologies, Inc. *                            1,800               9
Titan Pharmaceuticals, Inc. *                                800               2
Trimeris, Inc. *                                             500               7
Valeant Pharmaceuticals International                      7,900             139
Varian, Inc. *                                             5,800             310
Ventana Medical Systems, Inc. *                            2,400             101
Vertex Pharmaceuticals, Inc. *                             3,144             111
Vical, Inc. *                                              1,600              10
ViroPharma, Inc. *                                         1,000              17
Waters Corp. *                                             8,700             493
Watson Pharmaceuticals, Inc. *                             7,732             211
Wyeth                                                    109,400           5,405
ZymoGenetics, Inc. *                                       2,000              32
                                                                     -----------
                                                                         102,216
REAL ESTATE 2.5%
--------------------------------------------------------------------------------
Affordable Residential Communities *                       3,726              41
Alexander's, Inc. *                                          700             303
Alexandria Real Estate Equities, Inc.                      2,500             271
AMB Property Corp.                                         7,300             444
American Financial Realty Trust                            8,500              95
American Home Mortgage Investment Corp.                    4,500             157
American Land Lease, Inc.                                  1,700              47
American Mortgage Acceptance Co.                           1,500              26
American Realty Investors, Inc. *                          1,037               8

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Annaly Mortgage Management, Inc.                           9,400             130
Anthracite Capital, Inc.                                   4,900              67
Anworth Mortgage Asset Corp.                               1,000               9
Apartment Investment & Management Co., Class A             7,400             463
Archstone-Smith Trust                                     15,285             966
AvalonBay Communities, Inc.                                6,100             905
Boston Properties, Inc.                                    9,900           1,248
Brandywine Realty Trust                                    7,363             257
BRE Properties, Class A                                    5,000             347
Brookfield Properties Corp.                               17,800             828
Camden Property Trust                                      2,300             180
CapitalSource, Inc. (a)                                    6,900             192
Capstead Mortgage Corp.                                    2,240              18
CB Richard Ellis Group, Inc., Class A *                   17,500             658
CBL & Associates Properties, Inc.                          4,400             207
Colonial Properties Trust                                  2,567             126
Commercial Net Lease Realty                                3,320              79
Consolidated-Tomoka Land Co.                                 900              70
Corporate Office Properties Trust SBI                      3,500             187
Cousins Properties, Inc.                                   5,200             204
Crescent Real Estate Equity Co.                            7,400             148
Developers Diversified Realty Corp.                        7,612             511
Duke Realty Corp.                                         12,990             573
EastGroup Properties, Inc.                                   900              49
Entertainment Properties Trust                             2,200             143
Equity Inns, Inc.                                          2,700              45
Equity Lifestyle Properties, Inc.                          3,000             166
Equity Office Properties Trust                            32,738           1,819
Equity One, Inc.                                           6,600             183
Equity Residential                                        24,700           1,390
Essex Property Trust, Inc.                                 2,600             375
Federal Realty Investment Trust                            5,200             486
FelCor Lodging Trust, Inc.                                 5,700             126
First Industrial Realty Trust, Inc.                        2,600             123
Forest City Enterprises, Inc., Class A                    10,400             629
Friedman, Billings, Ramsey Group, Inc., Class A (a)       12,080              95
General Growth Properties, Inc.                           20,460           1,259
Getty Realty Corp.                                         2,000              62
Glimcher Realty Trust                                      3,800             107
Health Care Property Investors, Inc.                      10,648             439
Health Care REIT, Inc.                                     5,200             243
Healthcare Realty Trust, Inc. (a)                          4,900             208
Highwoods Properties, Inc.                                 5,600             245
Home Properties, Inc.                                      2,500             161
Hospitality Properties Trust                               6,000             293
Host Hotels & Resorts, Inc.                               39,254           1,039
HRPT Properties Trust                                     13,500             176
IMPAC Mortgage Holdings, Inc.                              4,800              41
Inland Real Estate Corp.                                   5,500             111
Innkeepers USA Trust                                       1,500              25
iStar Financial, Inc.                                      9,390             471
Jones Lang LaSalle, Inc.                                   2,300             240
Kilroy Realty Corp.                                        1,800             156
Kimco Realty Corp.                                        19,195             952
LaSalle Hotel Properties                                   3,500             167
Lexington Corp. Properties Trust                           3,000              64
Liberty Media Holding Corp. - Capital                      8,300             429
LTC Properties, Inc.                                       2,800              79
Mack-Cali Realty Corp.                                     5,900             328
Maguire Properties, Inc.                                   3,000             130
MFA Mortgage Investments, Inc.                             5,500              41
Mid-America Apartment Communities, Inc.                    2,500             150
Move, Inc. *                                               5,020              32
National Health Investors, Inc.                            3,100             100
National Health Realty, Inc.                               2,300              55
Nationwide Health Properties, Inc.                         5,100             170
New Century Financial Corp. (a)                            3,600             109
New Plan Excel Realty Trust                                8,500             248
Newcastle Investment Corp.                                 2,200              71
Novastar Financial, Inc. (a)                               2,000              42
Omega Healthcare Investors, Inc.                           2,784              50
Parkway Properties, Inc.                                     500              27
Pennsylvania Real Estate Investment Trust                  2,500             107
Plum Creek Timber Co., Inc.                               15,047             606
PMC Commercial Trust                                       1,500              23
Post Properties, Inc.                                      2,200             107
Potlatch Corp.                                             2,753             130
ProLogis                                                  20,854           1,356
PS Business Parks, Inc.                                    3,000             226
Public Storage, Inc.                                      14,590           1,587
RAIT Investment Trust                                      3,300             123
Ramco-Gershenson Properties                                1,400              52
Rayonier, Inc.                                             2,388             103
Realogy Corp. *                                           20,930             626
Realty Income Corp.                                        4,600             132
Redwood Trust, Inc.                                        2,500             159
Regency Centers Corp.                                      5,700             496
Saul Centers, Inc.                                         2,100             113
Senior Housing Properties Trust                            4,950             129
Shelbourne Properties I (b)*                                 500               5
Shelbourne Properties III (b)*                               500               3
Simon Property Group, Inc.                                18,574           2,125
SL Green Realty Corp.                                      4,751             696
Sovran Self Storage, Inc.                                    800              48
Sun Communities, Inc.                                      3,000              95
Tanger Factory Outlet Centers, Inc.                        1,600              65
Taubman Centers, Inc.                                      4,100             239
Tejon Ranch Co. *                                            674              36
The Macerich Co.                                           5,200             497
The Mills Corp.                                            5,400             117
The St. Joe Co. (a)                                        5,300             307
Thornburg Mortgage, Inc. (a)                               7,800             210
Trustreet Properties, Inc.                                 1,000              17
UMH Properties, Inc.                                       1,600              25

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Dominion Realty Trust, Inc.                         9,400             308
Universal Health Realty Income Trust                         900              36
Urstadt Biddle Properties, Inc.                              500               9
Urstadt Biddle Properties, Inc., Class A                   1,000              19
Ventas, Inc.                                               5,800             268
Vornado Realty Trust                                      10,500           1,285
Washington Real Estate Investment Trust                    3,100             133
Weingarten Realty Investors                                7,975             395
Wellsford Real Properties, Inc. *                          1,400              11
                                                                     -----------
                                                                          36,938
RETAILING 4.0%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                     3,066              46
Aaron Rents, Inc.                                          3,750             111
Aaron Rents, Inc., Class A                                 2,175              58
Abercrombie & Fitch Co., Class A                           5,800             461
Advance Auto Parts, Inc.                                   9,540             362
Aeropostale, Inc. *                                        4,400             158
Amazon.com, Inc. *                                        33,700           1,269
America's Car-Mart, Inc. *                                 3,750              39
American Eagle Outfitters, Inc.                           18,150             588
AnnTaylor Stores Corp. *                                   9,825             339
Asbury Automotive Group, Inc.                              4,100             100
Audiovox Corp., Class A *                                  1,600              25
AutoNation, Inc. (a)*                                     21,600             485
AutoZone, Inc. *                                           6,100             766
Barnes & Noble, Inc.                                       7,400             288
Bed, Bath & Beyond, Inc. *                                23,700           1,000
Best Buy Co., Inc.                                        39,225           1,977
Big Lots, Inc. *                                          11,100             288
Blockbuster, Inc., Class A (a)*                            6,900              45
Borders Group, Inc.                                        5,700             120
Building Material Holding Corp.                            3,000              71
Cabela's, Inc., Class A *                                  3,500              84
CarMax, Inc. *                                             3,923             225
Charlotte Russe Holding, Inc. *                            2,500              76
Charming Shoppes, Inc. *                                  10,200             134
Chico's FAS, Inc. *                                       13,300             278
Christopher & Banks Corp.                                  2,900              52
Circuit City Stores, Inc.                                 16,500             337
Claire's Stores, Inc.                                     16,000             550
Coldwater Creek, Inc. *                                    8,502             159
CSK Auto Corp. *                                           3,500              58
Deb Shops, Inc.                                            3,600             106
Dick's Sporting Goods, Inc. *                              3,000             154
Dillard's, Inc., Class A                                   5,500             189
Dollar General Corp.                                      27,775             470
Dollar Tree Stores, Inc. *                                 8,650             272
DSW, Inc. *                                                3,500             140
Duckwall-ALCO Stores, Inc. *                               1,800              64
eBay, Inc. *                                             110,848           3,590
Expedia, Inc. *                                           31,345             672
Family Dollar Stores, Inc.                                12,700             411
Federated Department Stores, Inc.                         42,952           1,782
Finlay Enterprises, Inc. *                                 1,000               9
Foot Locker, Inc.                                         14,100             316
GameStop Corp., Class A *                                  1,524              81
Genesco, Inc. *                                            4,300             169
Genuine Parts Co.                                         13,500             642
Group 1 Automotive, Inc.                                   1,400              74
Guess?, Inc. *                                             2,700             195
Guitar Center, Inc. *                                      1,700              78
Handleman Co. (a)                                          6,600              49
Hibbett Sporting Goods, Inc. *                             3,543             114
Hollywood Media Corp. *                                    1,100               5
IAC/InterActiveCorp. *                                    31,345           1,204
J.C. Penney Co., Inc.                                     27,400           2,226
Keystone Automotive Industries, Inc. *                     1,800              65
Kohl's Corp. *                                            28,300           2,007
Liberty Media Holding Corp. - Interactive *               55,809           1,360
Limited Brands, Inc.                                      31,520             881
Lithia Motors, Inc., Class A                                 700              20
Lowe's Cos., Inc.                                        122,500           4,129
Midas, Inc. *                                              4,300              97
Monro Muffler Brake, Inc.                                  1,050              40
Mothers Work, Inc. *                                       2,500              84
NetFlix, Inc. (a)*                                         6,000             137
Nordstrom, Inc.                                           20,600           1,148
O'Reilly Automotive, Inc. *                                4,400             154
Office Depot, Inc. *                                      26,000             972
OfficeMax, Inc.                                            6,400             309
Pacific Sunwear of California, Inc. *                      7,475             146
Payless Shoesource, Inc. *                                 5,906             200
PETsMART, Inc.                                            11,100             339
Pomeroy IT Solutions, Inc. *                               2,100              16
Priceline.com, Inc. (a)*                                   3,983             170
RadioShack Corp. (a)                                      10,700             236
Rent-A-Center, Inc. *                                      5,250             155
Retail Ventures, Inc. *                                    2,500              49
REX Stores Corp. *                                         1,875              31
Ross Stores, Inc.                                         13,400             434
Saks, Inc.                                                10,800             203
Sally Beauty Holdings, Inc. *                              6,950              61
Sears Holdings Corp. *                                    12,885           2,276
Select Comfort Corp. (a)*                                  4,500              83
Shoe Carnival, Inc. *                                      1,200              38
Sonic Automotive, Inc.                                     1,400              44
Source Interlink Cos., Inc. *                              5,000              37
Stage Stores, Inc.                                         1,800              58
Staples, Inc.                                             61,800           1,589
Stein Mart, Inc.                                           3,800              51
Talbots, Inc.                                              5,700             135
Target Corp.                                              69,800           4,283
The Buckle, Inc.                                           5,250             176
The Cato Corp., Class A                                    4,300              97
The Children's Place Retail Stores, Inc. *                 1,800              98
The Dress Barn, Inc. *                                     6,000             135
The Finish Line, Class A                                   3,600              46
The Gap, Inc.                                             73,900           1,417
The Gymboree Corp. *                                       2,500             108
The Home Depot, Inc.                                     162,300           6,612
The Men's Wearhouse, Inc.                                  3,600             155

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Pep Boys - Manny, Moe & Jack                           2,500              38
The Sherwin-Williams Co.                                  13,000             898
The TJX Cos., Inc.                                        40,400           1,195
The Wet Seal, Inc., Class A *                              2,800              18
Tiffany & Co.                                             11,500             451
Tractor Supply Co. *                                       4,000             201
Trans World Entertainment Corp. *                          1,500               8
Tuesday Morning Corp.                                      2,500              42
Tween Brands, Inc. *                                       1,742              60
United Auto Group, Inc.                                    2,000              48
Urban Outfitters, Inc. *                                  12,800             312
ValueVision Media, Inc., Class A *                         1,400              17
West Marine, Inc. *                                        2,500              44
Williams-Sonoma, Inc.                                      9,200             322
Winmark Corp. *                                            1,200              22
Zale Corp. *                                               5,020             138
                                                                     -----------
                                                                          58,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Actel Corp. *                                              1,100              20
Advanced Energy Industries, Inc. *                         3,900              68
Advanced Micro Devices, Inc. *                            34,200             532
Agere Systems, Inc. *                                     15,011             302
Alliance Semiconductor Corp. *                             1,200               5
Altera Corp. *                                            30,400             610
AMIS Holdings, Inc. *                                      2,500              26
Amkor Technology, Inc. (a)*                               14,400             152
Anadigics, Inc. *                                          1,150              10
Analog Devices, Inc.                                      30,200             989
Applied Materials, Inc.                                  139,098           2,466
Applied Micro Circuits Corp. *                            25,238              87
Asyst Technologies, Inc. *                                 1,700              11
Atmel Corp. *                                             37,900             227
ATMI, Inc. *                                               1,400              47
Axcelis Technologies, Inc. *                               7,044              45
AXT, Inc. *                                                  800               4
Broadcom Corp., Class A *                                 40,700           1,299
Brooks Automation, Inc. *                                  5,585              78
Cabot Microelectronics Corp. *                               660              20
CEVA, Inc. *                                                 433               3
Cirrus Logic, Inc. *                                       3,800              28
Cohu, Inc.                                                 1,100              22
Conexant Systems, Inc. *                                  37,546              70
Credence Systems Corp. *                                   1,700               8
Cree, Inc. (a)*                                            6,000              92
Cymer, Inc. *                                              4,200             177
Cypress Semiconductor Corp. *                              8,500             157
Diodes, Inc. *                                             4,275             157
DSP Group, Inc. *                                          3,300              69
EMCORE Corp. *                                             1,500               6
Entegris, Inc. *                                          10,199             109
Exar Corp. *                                               3,300              43
Fairchild Semiconductor International, Inc. *              8,600             153
FEI Co. *                                                  1,500              38
FormFactor, Inc. *                                         2,500             102
FSI International, Inc. *                                  1,300               6
HI/FN, Inc. *                                                800               4
Integrated Device Technology, Inc. *                      11,220             170
Integrated Silicon Solutions, Inc. *                       3,400              21
Intel Corp.                                              483,832          10,141
International Rectifier Corp. *                            6,600             275
Intersil Corp., Class A                                   12,364             291
IXYS Corp. *                                                 900               8
KLA-Tencor Corp.                                          15,000             738
Kopin Corp. *                                              2,500              10
Kulicke and Soffa Industries, Inc. *                       4,400              41
Lam Research Corp. *                                      11,600             531
Lattice Semiconductor Corp. *                              4,600              27
Linear Technology Corp. (a)                               25,000             774
LSI Logic Corp. (a)*                                      29,964             282
LTX Corp. *                                                1,900              10
Marvell Technology Group Ltd. *                           32,400             593
Mattson Technology, Inc. *                                 4,100              36
Maxim Integrated Products, Inc.                           25,453             784
MEMC Electronic Materials, Inc. *                         16,300             854
Micrel, Inc. *                                             6,800              69
Microchip Technology, Inc.                                16,475             573
Micron Technology, Inc. *                                 52,699             683
Microsemi Corp. *                                          7,652             139
MIPS Technologies, Inc. *                                  1,100               9
MKS Instruments, Inc. *                                    4,300              94
MoSys, Inc. (a)*                                           1,200              10
Nanometrics, Inc. *                                          300               2
National Semiconductor Corp.                              29,200             675
Novellus Systems, Inc. *                                  11,171             344
NVIDIA Corp. *                                            28,000             858
OmniVision Technologies, Inc. *                            4,800              55
ON Semiconductor Corp. (a)*                               21,000             176
Pericom Semiconductor Corp. *                                600               6
Photronics, Inc. *                                         6,400             107
PLX Technology, Inc. *                                     1,300              13
PMC - Sierra, Inc. (a)*                                    8,800              55
Rambus, Inc. *                                             8,200             152
RF Micro Devices, Inc. *                                  13,700             106
Rudolph Technologies, Inc. *                               1,318              21
Semitool, Inc. *                                           4,300              48
Semtech Corp. *                                            6,000              82
Silicon Image, Inc. *                                      6,500              79
Silicon Laboratories, Inc. *                               5,000             161
Silicon Storage Technology, Inc. *                         7,000              35
Sipex Corp. *                                              1,600               7
SiRF Technology Holdings, Inc. (a)*                        3,500             103
Skyworks Solutions, Inc. *                                 5,689              37
Standard Microsystems Corp. *                              3,600             100
Supertex, Inc. *                                           1,400              52
Teradyne, Inc. *                                          15,559             232
Tessera Technologies, Inc. *                               3,000             115
Texas Instruments, Inc.                                  143,397           4,473
Three-Five Systems, Inc. *                                 1,099              --
Transmeta Corp., Delaware *                                4,500               4
Trident Microsystems, Inc. *                               5,000             104

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TriQuint Semiconductor, Inc. *                             5,310              25
Ultratech, Inc. *                                          1,300              16
Varian Semiconductor Equipment Associates, Inc. *          2,250              93
Veeco Instruments, Inc. *                                  3,500              67
Verigy Ltd. *                                              4,813              88
Virage Logic Corp. *                                       1,400              11
Vitesse Semiconductor Corp. *                              6,986               6
Xilinx, Inc.                                              27,600             671
Zoran Corp. *                                              4,261              60
                                                                     -----------
                                                                          34,644
SOFTWARE & SERVICES 6.3%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                   72,000           2,718
Activision, Inc. *                                        19,866             338
Actuate Corp. *                                            8,600              45
Acxiom Corp.                                              13,300             302
Adobe Systems, Inc. *                                     46,210           1,796
Advent Software, Inc. *                                    4,100             147
Affiliated Computer Services, Inc., Class A *              9,900             485
Agile Software Corp. *                                     4,400              28
Akamai Technologies, Inc. *                               12,138             682
Alliance Data Systems Corp. *                              6,600             448
Altiris, Inc. *                                            2,500              82
Ansoft Corp. *                                             4,600             129
Answerthink, Inc. *                                        1,700               5
ANSYS, Inc. *                                              3,400             170
aQuantive, Inc. *                                          6,000             161
Ariba, Inc. *                                              8,270              77
Aspen Technology, Inc. *                                   6,000              62
Autodesk, Inc. *                                          16,800             735
Automatic Data Processing, Inc.                           48,100           2,295
BEA Systems, Inc. *                                       30,400             375
BearingPoint, Inc. *                                       7,100              57
Blackbaud, Inc.                                            3,000              72
BMC Software, Inc. *                                      29,000             997
Borland Software Corp. *                                   3,000              16
Bottomline Technologies, Inc. *                            5,000              66
CA, Inc.                                                  47,508           1,166
CACI International, Inc., Class A *                        2,100              99
Cadence Design Systems, Inc. *                            22,600             427
Captaris, Inc. *                                           2,200              19
Carreker Corp. *                                           4,700              37
Catapult Communications Corp. *                            1,600              15
Ceridian Corp. *                                          19,500             584
CheckFree Corp. *                                          7,900             327
Chordiant Software, Inc. *                                 1,100               4
CIBER, Inc. *                                              4,600              32
Citrix Systems, Inc. *                                    20,000             633
CNET Networks, Inc. *                                      9,983              91
Cognizant Technology Solutions Corp., Class A *           10,600             904
Computer Sciences Corp. *                                 16,238             852
Compuware Corp. *                                         19,900             179
Convergys Corp. *                                         10,500             273
Corillian Corp. *                                          6,800              23
Covansys Corp. *                                           5,000             113
CSG Systems International, Inc. *                          5,400             135
Digimarc Corp. *                                           7,500              71
Digital Insight Corp. *                                    2,300              89
Digital River, Inc. *                                      2,100             107
DST Systems, Inc. *                                        8,100             571
Dynamics Research Corp. *                                  1,200              11
EarthLink, Inc. *                                         11,850              87
Edgewater Technology, Inc. *                                 767               5
eFunds Corp. *                                             5,002             134
Electronic Arts, Inc. *                                   25,200           1,260
Electronic Data Systems Corp.                             42,100           1,108
eLoyalty Corp. *                                             190               4
Embarcadero Technologies, Inc. *                           5,700              36
Entrust, Inc. *                                           11,300              44
Epicor Software Corp. *                                    4,000              55
EPIQ Systems, Inc. *                                         550              10
Equinix, Inc. *                                            2,565             216
eSPEED, Inc., Class A *                                    3,300              26
Euronet Worldwide, Inc. *                                  2,500              72
FactSet Research Systems, Inc.                             3,750             218
Fair Isaac Corp.                                           7,744             308
FalconStor Software, Inc. (a)*                             1,200              11
Fidelity National Information Services, Inc.              16,314             694
First Data Corp.                                          62,932           1,565
Firstwave Technologies, Inc. *                             1,000               2
Fiserv, Inc. *                                            15,300             804
Forrester Research, Inc. *                                 4,100             115
Gartner, Inc. *                                           10,300             225
Global Payments, Inc.                                      6,240             236
Google, Inc., Class A *                                   22,900          11,480
GSE Systems, Inc. *                                          424               3
Hewitt Associates, Inc., Class A *                         9,425             254
Hyperion Solutions Corp. *                                 4,275             181
iGate Corp. *                                              9,600              65
Informatica Corp. *                                        6,700              84
Inforte Corp. *                                            3,700              14
Infospace, Inc. *                                          3,872              90
infoUSA, Inc.                                              4,800              58
Interactive Intelligence, Inc. *                           4,000              80
Internet Capital Group, Inc. *                               350               4
Intervoice, Inc. *                                         1,678              11
Interwoven, Inc. *                                         5,925              93
Intuit, Inc. *                                            33,430           1,051
Iron Mountain, Inc. *                                     14,680             411
j2 Global Communications, Inc. *                           4,000             106
Jack Henry & Associates, Inc.                              6,300             134
JDA Software Group, Inc. *                                 4,500              72
Kana Software, Inc. *                                        528               2
Kanbay International, Inc. *                               3,000              87
Keane, Inc. *                                              3,960              48
Kronos, Inc. *                                             1,875              71
Lawson Software, Inc. *                                   14,500             109
Lightbridge, Inc. *                                        4,700              75
LookSmart, Ltd. *                                            480               2
Macrovision Corp. *                                        3,100              77
Magma Design Automation, Inc. *                            7,200              61
Manhattan Associates, Inc. *                               4,300             121
ManTech International Corp., Class A *                     2,500              85
MapInfo Corp. *                                            6,125              84
MasterCard, Inc., Class A (a)                             10,000           1,116

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
MAXIMUS, Inc.                                              1,700              51
McAfee, Inc. *                                            14,445             423
Mentor Graphics Corp. *                                    5,700             106
MICROS Systems, Inc. *                                    11,000             619
Microsoft Corp. (c)                                      800,850          24,714
MicroStrategy, Inc., Class A *                               856             104
Midway Games, Inc. (a)*                                    5,600              39
Moldflow Corp. *                                             300               4
MoneyGram International, Inc.                              7,500             225
MPS Group, Inc. *                                          8,100             121
MSC.Software Corp. *                                       1,800              28
Napster, Inc. *                                              724               3
NAVTEQ Corp. *                                             6,100             216
NetRatings, Inc. *                                         3,000              54
NetScout Systems, Inc. *                                   7,300              61
Novell, Inc. *                                            25,600             186
Nuance Communications, Inc. *                              1,974              23
NYFIX, Inc. *                                                750               4
Openwave Systems, Inc. *                                   7,771              69
Opnet Technologies, Inc. *                                 3,600              49
Opsware, Inc. *                                              800               6
Oracle Corp. *                                           434,449           7,455
Parametric Technology Corp. *                              8,680             172
Paychex, Inc.                                             32,400           1,296
Perot Systems Corp., Class A *                             9,100             149
Phoenix Technologies Ltd. *                                4,100              26
PLATO Learning, Inc. *                                     1,433               7
Progress Software Corp. *                                  4,200             119
Quality Systems, Inc. *                                    2,000              85
Quest Software, Inc. *                                     7,700             115
Radiant Systems, Inc. *                                    3,800              43
RealNetworks, Inc. *                                      13,300             142
Red Hat, Inc. *                                           14,600             332
Renaissance Learning, Inc.                                 2,100              31
S1 Corp. *                                                12,930              74
Saba Software, Inc. *                                      1,349              10
Sabre Holdings Corp., Class A                             12,401             401
Salesforce.com, Inc. *                                     8,500             373
Sapient Corp. (a)*                                         9,100              57
SAVVIS, Inc. *                                             4,000             179
Secure Computing Corp. *                                   3,200              21
Sonic Foundry, Inc. *                                        600               2
SonicWALL, Inc. *                                          7,400              62
SPSS, Inc. *                                               3,200              99
SRA International, Inc., Class A *                         5,000             127
Startek, Inc.                                              3,900              40
SumTotal Systems, Inc. *                                     463               3
SupportSoft, Inc. *                                       11,600              79
Sybase, Inc. *                                            19,036             493
Symantec Corp. *                                          93,673           1,659
Synopsys, Inc. *                                          13,684             364
Synplicity, Inc. *                                         1,700              11
Syntel, Inc.                                               2,500              82
Take-Two Interactive Software, Inc. *                      6,000             104
Talx Corp.                                                 3,825             122
TeleCommunication Systems, Inc., Class A (a)*              1,300               5
The BISYS Group, Inc. *                                    9,000             115
Think Partnership, Inc. *                                  5,600              18
THQ, Inc. *                                                5,425             164
TIBCO Software, Inc. *                                    16,000             149
Total System Services, Inc.                               16,300             504
Transaction Systems Architects, Inc., Class A *            5,200             188
Tumbleweed Communications Corp. *                          2,000               6
Ulticom, Inc. *                                            4,800              41
Unisys Corp. *                                            27,600             238
United Online, Inc.                                        6,150              86
USinternetworking, Inc. *                                  1,100              --
VA Software Corp. *                                        4,527              23
ValueClick, Inc. *                                         8,500             217
VeriFone Holdings, Inc. *                                  1,500              60
Verint Systems, Inc. *                                     2,500              83
VeriSign, Inc. *                                          20,875             499
Vignette Corp. *                                           3,394              61
Web.com, Inc. *                                              510               2
WebEx Communications, Inc. *                               4,500             167
webMethods, Inc. *                                         7,421              56
Websense, Inc. *                                           5,000             108
Western Union Co.                                         62,932           1,406
Wind River Systems, Inc. *                                 6,760              67
Witness Systems, Inc. *                                    2,100              48
Yahoo! Inc. *                                            111,144           3,147
                                                                     -----------
                                                                          91,311
TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
--------------------------------------------------------------------------------
3Com Corp. *                                              17,900              70
Adaptec, Inc. *                                            5,700              21
ADC Telecommunications, Inc. *                             4,031              65
ADTRAN, Inc.                                               7,000             155
Aeroflex, Inc. *                                           5,400              65
Agilent Technologies, Inc. *                              39,317           1,258
Agilysys, Inc.                                             1,600              30
Alcatel-Lucent, ADR                                       58,935             766
American Technical Ceramics Corp. *                          500              10
Amphenol Corp., Class A                                    8,800             596
Anaren, Inc. *                                             3,300              54
Andrew Corp. *                                            13,425             143
Anixter International, Inc. (a)*                           3,300             182
Apple, Inc. *                                             65,000           5,572
Arris Group, Inc. *                                        2,600              37
Arrow Electronics, Inc. *                                 12,000             423
Avanex Corp. (a)*                                          2,100               4
Avaya, Inc. *                                             37,885             486
Avici Systems, Inc. (a)*                                     375               3
Avid Technology, Inc. *                                    3,756             139
Avnet, Inc. *                                             11,288             351
Avocent Corp. *                                            3,963             137
AVX Corp.                                                 14,000             202
Aware, Inc. *                                              1,100               6
Bel Fuse, Inc., Class A                                    1,200              34
Bell Microproducts, Inc. *                                 1,000               7
Benchmark Electronics, Inc. *                              4,830             109
Black Box Corp.                                            1,700              70

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Blue Coat Systems, Inc. *                                    340               9
Brightpoint, Inc. *                                        4,454              49
Brocade Communications Systems, Inc. *                    24,035             206
C-COR, Inc. *                                              3,100              42
CalAmp Corp. *                                             1,000               8
CDW Corp.                                                  6,800             436
Checkpoint Systems, Inc. *                                 4,600              86
Ciena Corp. *                                              2,470              69
Cisco Systems, Inc. *                                    511,909          13,612
Cogent, Inc. *                                             5,000              53
Cognex Corp.                                               2,900              63
Cognitronics Corp. *                                       2,600               8
Coherent, Inc. *                                           1,300              40
Comarco, Inc. *                                              500               4
CommScope, Inc. *                                          4,900             158
Comtech Telecommunications Corp. *                         2,175              78
Comverse Technology, Inc. *                               13,400             259
Corning, Inc. *                                          121,807           2,538
CoSine Communications, Inc. *                                730               2
CTS Corp.                                                  5,800              90
Daktronics, Inc.                                           5,200             180
DDi Corp. *                                                    1              --
Dell, Inc. *                                             178,900           4,338
Diebold, Inc.                                              5,300             246
Ditech Networks, Inc. *                                    6,600              47
Echelon Corp. (a)*                                         3,700              28
Electro Scientific Industries *                            1,300              27
Electronics for Imaging, Inc. *                            3,400              78
EMC Corp. *                                              199,686           2,794
EMS Technologies, Inc. *                                   1,000              21
Emulex Corp. *                                             5,900             105
Excel Technology, Inc. *                                     600              17
Extreme Networks, Inc. *                                   4,500              19
F5 Networks, Inc. *                                        3,300             236
Finisar Corp. *                                            7,900              26
FLIR Systems, Inc. *                                       4,800             148
Foundry Networks, Inc. *                                   9,300             135
Frequency Electronics, Inc.                                  500               6
Gateway, Inc. *                                           11,800              24
Gerber Scientific, Inc. *                                  1,900              23
Glenayre Technologies, Inc. *                              2,300               6
Global Imaging Systems, Inc. *                             4,200              81
Harmonic, Inc. *                                           6,342              57
Harris Corp.                                              14,000             711
Hewlett-Packard Co.                                      249,636          10,804
Hutchinson Technology, Inc. *                              2,500              56
I.D. Systems, Inc. *                                       3,000              46
Imation Corp.                                              2,000              87
Immersion Corp. *                                            800               6
Ingram Micro, Inc., Class A *                             13,400             261
Insight Enterprises, Inc. *                                4,650              95
Intelli-Check, Inc. *                                        500               4
Inter-Tel, Inc.                                            6,000             136
InterDigital Communications Corp. *                        4,500             156
Intermec, Inc. *                                           5,600             135
International Business Machines Corp.                    131,510          13,039
Iomega Corp. *                                            12,400              48
Itron, Inc. *                                              2,500             144
Ixia *                                                     5,200              49
Jabil Circuit, Inc.                                       15,400             369
JDS Uniphase Corp. *                                      14,053             250
Juniper Networks, Inc. *                                  40,565             735
Keithley Instruments, Inc.                                 3,200              45
Kemet Corp. *                                              6,700              51
L-1 Identity Solutions, Inc. (a)*                            756              11
LaserCard Corp. *                                          1,000              11
LeCroy Corp. *                                               900               8
Lexmark International, Inc., Class A *                    10,900             687
Lightpath Technologies, Inc. *                                75              --
Littelfuse, Inc. *                                         2,000              63
MasTec, Inc. *                                             5,350              60
Maxwell Technologies, Inc. (a)*                            1,000              12
Measurement Specialties, Inc. *                              700              15
Mercury Computer Systems, Inc. *                           3,600              47
Merix Corp. *                                              3,700              32
Methode Electronics, Inc.                                  3,600              40
MOCON, Inc.                                                  600               7
Molex, Inc. (a)                                           16,125             474
Motorola, Inc.                                           195,955           3,890
MRV Communications, Inc. *                                 4,307              18
MTS Systems Corp.                                          4,500             192
Multi-Fineline Electronix, Inc. (a)*                       2,500              44
National Instruments Corp.                                 5,675             164
NCR Corp. *                                               23,800           1,128
Network Appliance, Inc. *                                 27,500           1,034
Network Equipment Technologies, Inc. *                     5,000              45
Newport Corp. *                                            4,200              84
NMS Communications Corp. *                                 1,500               3
Oplink Communications, Inc. *                                657              12
OSI Systems, Inc. *                                        3,700              89
OYO Geospace Corp. *                                         300              18
Packeteer, Inc. *                                          6,100              82
Palm, Inc. (a)*                                            3,138              43
Park Electrochemical Corp.                                 3,600              96
Parkervision, Inc. *                                         400               4
Paxar Corp. *                                              2,300              51
PC Connection, Inc. *                                      3,000              49
PC-Tel, Inc. *                                             6,400              60
Performance Technologies, Inc. *                           1,600              10
Photon Dynamics, Inc. *                                    3,400              38
Planar Systems, Inc. *                                     3,700              39
Plantronics, Inc.                                          4,000              79
Plexus Corp. *                                             3,700              62
Polycom, Inc. *                                            9,200             309
Powerwave Technologies, Inc. (a)*                          3,583              21
Presstek, Inc. *                                           1,100               7
Printronix, Inc.                                           2,400              29
QLogic Corp. *                                            17,044             312
QUALCOMM, Inc.                                           135,100           5,088
Quantum Corp. *                                            5,500              14
Radisys Corp. *                                            3,700              62
Research Frontiers, Inc. *                                   800               5
Richardson Electronics Ltd.                                1,300              12

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Rofin-Sinar Technologies, Inc. *                           1,900             124
Rogers Corp. *                                             2,500             129
SafeNet, Inc. *                                            2,770              69
SanDisk Corp. *                                           11,000             442
Sanmina -- SCI Corp. *                                    41,316             145
ScanSource, Inc. *                                         1,200              35
SCM Microsystems, Inc. *                                   1,200               4
SeaChange International, Inc. *                            6,350              64
Seagate Technology                                        37,066           1,004
Sirenza Microdevices, Inc. *                               1,300               9
Solectron Corp. *                                         81,520             265
Sonus Networks, Inc. *                                    19,400             140
Spectralink Corp. *                                        1,000               9
Stratasys, Inc. (a)*                                       1,350              44
Sun Microsystems, Inc. *                                 248,230           1,648
SunPower Corp., Class A (a)*                               1,300              58
Sycamore Networks, Inc. *                                 18,200              68
Symmetricom, Inc. *                                        8,450              72
Synaptics, Inc. *                                          3,500              95
Tech Data Corp. *                                          5,300             197
Technitrol, Inc.                                           4,000              88
Tekelec *                                                  8,700             134
Tektronix, Inc.                                            9,202             260
Tellabs, Inc. *                                           34,564             348
TESSCO Technologies, Inc. *                                1,350              30
Tollgrade Communications, Inc. *                           3,600              36
Trimble Navigation Ltd *                                   5,700             323
TTM Technologies, Inc. *                                   4,400              47
UTStarcom, Inc. (a)*                                       9,500              84
Vertel Corp. *                                               900              --
ViaSat, Inc. *                                             3,500             115
Vishay Intertechnology, Inc. *                            36,688             482
Westell Technologies, Inc., Class A *                     15,960              36
Western Digital Corp. *                                   15,700             308
Xerox Corp. *                                             69,700           1,199
Xybernaut Corp. *                                          1,400              --
Zebra Technologies Corp., Class A *                        6,375             221
Zygo Corp. *                                               3,500              54
                                                                     -----------
                                                                          87,720
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
@Road, Inc. *                                              4,400              33
Alaska Communications Systems Group, Inc.                  5,000              81
ALLTEL Corp.                                              30,587           1,875
American Tower Corp., Class A *                           33,800           1,346
AT&T Corp.                                               520,056          19,570
Atlantic Tele-Network, Inc.                                3,250              98
Centennial Communications Corp. *                          8,000              61
CenturyTel, Inc.                                          10,500             471
Cincinnati Bell, Inc. *                                   18,568              90
Citizens Communications Co.                               29,900             438
ClearOne Communications, Inc. *                              107               1
Commonwealth Telephone Enterprises, Inc.                   9,400             397
Crown Castle International Corp. *                        27,776             977
CT Communications, Inc.                                    7,000             171
D&E Communications, Inc.                                   4,500              58
Dobson Communications Corp., Class A *                    15,800             153
Embarq Corp.                                              11,576             643
General Communication, Inc., Class A *                     7,500             116
Harris Stratex Networks, Inc., Class A *                     700              15
HickoryTech Corp.                                          4,600              33
IDT Corp., Class B *                                       7,600             102
Leap Wireless International, Inc. *                        1,800             118
Level 3 Communications, Inc. (a)*                         93,000             578
Lynch Interactive Corp. *                                      9              29
Moscow CableCom Corp. *                                    1,400              16
NII Holdings, Inc. *                                       1,900             140
North Pittsburgh Systems, Inc.                             3,500              82
Qwest Communications International, Inc. *               151,337           1,233
Rural Cellular Corp. *                                     4,200              52
SBA Communications Corp. *                                 9,300             276
Sprint Nextel Corp.                                      234,030           4,173
SureWest Communications                                    2,500              70
Syniverse Holdings, Inc. *                                 7,900             116
Telephone & Data Systems, Inc.                             5,100             285
Time Warner Telecom, Inc., Class A *                      11,500             268
United States Cellular Corp. *                             6,100             440
Verizon Communications, Inc.                             247,572           9,536
Warwick Valley Telephone Co.                               1,100              20
Windstream Corp.                                          31,624             471
Wireless Facilities, Inc. *                                1,800               4
                                                                     -----------
                                                                          44,636
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                   5,800              64
Alaska Air Group, Inc. *                                   1,900              81
Alexander & Baldwin, Inc.                                  3,400             168
Amerco, Inc. *                                               900              75
AMR Corp. *                                               17,000             630
Arkansas Best Corp.                                        1,100              42
Avis Budget Group, Inc.                                    8,372             213
Burlington Northern Santa Fe Corp.                        30,300           2,435
C.H. Robinson Worldwide, Inc.                             15,000             796
Con-way, Inc.                                              4,500             224
Continental Airlines, Inc., Class B (a)*                  10,000             415
CSX Corp.                                                 34,200           1,258
Dollar Thrifty Automotive Group, Inc. *                    3,500             165
EGL, Inc. *                                                3,500             133
Expeditors International of Washington, Inc.              16,200             692
ExpressJet Holdings, Inc. *                                8,500              66
FedEx Corp.                                               24,063           2,656
Florida East Coast Industries, Class A                     3,600             218
Forward Air Corp.                                          2,600              82

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Heartland Express, Inc.                                    8,941             151
Horizon Lines, Inc., Class A                               5,200             155
Hub Group, Inc., Class A *                                 1,400              42
Interpool, Inc.                                            1,200              30
J.B. Hunt Transport Services, Inc.                        13,000             327
JetBlue Airways Corp. *                                   11,962             164
Kansas City Southern *                                     5,050             152
Kirby Corp. *                                              5,600             199
Knight Transportation, Inc.                                4,050              76
Laidlaw International, Inc.                                8,200             244
Landstar Systems, Inc.                                    15,200             643
MAIR Holdings, Inc. *                                      1,100               8
Mesa Air Group, Inc. *                                     3,800              28
Midwest Air Group, Inc. *                                  5,000              67
Norfolk Southern Corp.                                    32,000           1,589
Old Dominion Freight Line *                                4,050             112
Pacer International, Inc.                                  2,800              87
Park-Ohio Holdings Corp. *                                 2,600              45
Pinnacle Airlines Corp. *                                  5,000              88
Republic Airways Holdings, Inc. *                          5,000              96
Ryder System, Inc.                                         6,400             349
Saia, Inc. *                                               1,100              29
SkyWest, Inc.                                              4,000             109
Southwest Airlines Co.                                    64,125             968
Swift Transportation Co., Inc. *                           5,970             182
UAL Corp. *                                                5,600             242
Union Pacific Corp.                                       22,000           2,222
United Parcel Service, Inc., Class B                      91,480           6,612
US Airways Group, Inc. *                                   5,900             330
UTI Worldwide, Inc.                                        4,300             131
Werner Enterprises, Inc.                                   5,832             111
YRC Worldwide, Inc. *                                      5,004             222
                                                                     -----------
                                                                          26,223
UTILITIES 3.3%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                        6,800             267
Allegheny Energy, Inc. *                                  11,900             554
Allete, Inc.                                               5,233             252
Alliant Energy Corp.                                      11,800             429
Ameren Corp.                                              15,100             802
American Electric Power Co., Inc.                         33,820           1,472
Aqua America, Inc. (a)                                     4,894             109
Aquila, Inc. *                                            33,200             150
Atmos Energy Corp.                                         6,700             209
Avista Corp.                                               3,800              96
Black Hills Corp.                                          1,400              52
CenterPoint Energy, Inc. (a)                              26,100             450
Central Vermont Public Service Corp.                       5,200             130
CH Energy Group, Inc.                                      1,900              97
Cleco Corp.                                                3,400              87
CMS Energy Corp. (a)*                                     19,900             332
Consolidated Edison, Inc.                                 17,000             821
Constellation Energy Group, Inc.                          15,500           1,124
Dominion Resources, Inc.                                  26,610           2,208
DPL, Inc.                                                 11,452             328
DTE Energy Co.                                            13,801             640
Duke Energy Corp.                                        100,356           1,976
Duquesne Light Holdings, Inc.                              6,100             122
Dynegy, Inc., Class A *                                   39,081             275
Edison International                                      37,710           1,696
El Paso Electric Co. *                                     2,800              68
Energen Corp.                                              5,200             241
Energy East Corp.                                         12,214             293
Entergy Corp.                                             15,700           1,458
Equitable Resources, Inc.                                  8,800             381
Exelon Corp.                                              54,474           3,268
FirstEnergy Corp.                                         28,217           1,674
Florida Public Utilites Co.                                1,599              20
FPL Group, Inc.                                           29,400           1,665
Great Plains Energy, Inc.                                  6,500             204
Green Mountain Power Corp.                                 3,800             130
Hawaiian Electric Industries, Inc.                         7,700             206
Idacorp, Inc.                                              4,200             155
KeySpan Corp.                                             13,400             547
MDU Resources Group, Inc.                                 16,425             425
Mirant Corp. *                                            17,700             605
National Fuel Gas Co. (a)                                  5,800             236
New Jersey Resources Corp.                                 1,650              77
Nicor, Inc.                                                3,000             136
NiSource, Inc.                                            22,864             544
Northeast Utilities                                       15,624             432
Northwest Natural Gas Co.                                  2,700             110
NRG Energy, Inc. *                                         7,000             419
NSTAR                                                      7,734             258
OGE Energy Corp.                                           6,500             252
Oneok, Inc.                                                9,900             425
Ormat Technologies, Inc.                                   2,800             110
Otter Tail Corp.                                           1,100              36
Peoples Energy Corp.                                       3,200             139
Pepco Holdings, Inc.                                      14,000             358
PG&E Corp.                                                29,900           1,396
Piedmont Natural Gas Co., Inc.                             3,200              83
Pinnacle West Capital Corp.                                6,800             332
PNM Resources, Inc.                                        5,500             168
PPL Corp.                                                 30,000           1,068
Progress Energy, Inc.                                     21,159           1,006
Public Service Enterprise Group, Inc.                     19,000           1,274
Puget Energy, Inc.                                         7,500             184
Questar Corp.                                              8,100             658
Reliant Energy, Inc. *                                    25,125             374
SCANA Corp.                                                7,905             322
Sempra Energy                                             19,175           1,100
Sierra Pacific Resources *                                20,476             348
Southern Union Co.                                         6,074             169
Southwest Gas Corp.                                        3,600             141
TECO Energy, Inc.                                         20,700             351
The AES Corp. *                                           52,596           1,093
The Laclede Group, Inc.                                    3,300             107
The Southern Co.                                          58,600           2,141
TXU Corp.                                                 52,800           2,855
UGI Corp.                                                 10,700             293
UIL Holdings Corp.                                         3,166             123
Unisource Energy Corp.                                     3,800             143
Unitil Corp.                                                 600              15
Vectren Corp.                                              5,766             162
Westar Energy, Inc.                                        8,200             218
WGL Holdings, Inc.                                         3,000              95

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Wisconsin Energy Corp.                                    11,400             531
WPS Resources Corp.                                        2,400             127
Xcel Energy, Inc.                                         34,195             798
                                                                     -----------
                                                                          47,225
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,043,890)                                                      1,436,707

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
GlobalSantaFe Corp.                                       19,155           1,111
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $425)                                                                1,111

PREFERRED STOCK 0.0% OF NET ASSETS

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                 1,200             109
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $64)                                                                   109

SECURITY                                             FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit                      12,848          12,848

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.94%, 03/15/07                                           335             333
   5.02%, 03/15/07                                            50              50
                                                                     -----------
                                                                             383
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $13,231)                                                            13,231

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.6% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                38,436,919          38,437

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $1,058,444 and the unrealized appreciation and depreciation were $475,882 and ($83,168), respectively, with a net unrealized appreciation of $392,714.

In addition to the above, the fund held the following at 01/31/07. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini, Long
expires 03/16/07                                80         6,435              64

S&P 500 Index, e-mini, Long, expires
03/16/07                                        50         3,608              37
                                                                     -----------
                                                                             101

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by Management.
(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.
(e) Bankrupt security/delisted.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                                       92,431       107,517
  0.6%  SHORT-TERM INVESTMENT                                 715           715
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                  93,146       108,232
  0.6%  COLLATERAL INVESTED FOR SECURITIES ON LOAN            698           698
   --%  OTHER ASSETS AND LIABILITIES, NET                                   (64)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                108,866

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)

COMMON STOCK 98.8% OF NET ASSETS

BANKS 17.9%
--------------------------------------------------------------------------------
1st Source Corp.                                          11,000             317
BancFirst Corp.                                            4,000             195
Bank of Hawaii Corp.                                      20,400           1,068
Comerica, Inc.                                            77,100           4,572
Commerce Bancshares, Inc.                                 78,178           3,840
KeyCorp                                                   93,900           3,584
PNC Financial Services Group, Inc.                        48,700           3,593
Regions Financial Corp.                                   49,900           1,809
WesBanco, Inc.                                            14,300             455
                                                                     -----------
                                                                          19,433
DIVERSIFIED FINANCIALS 50.6%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        32,100           2,125
American Express Co.                                      81,500           4,745
AmeriCredit Corp. *                                       84,700           2,299
Ameriprise Financial, Inc.                                94,000           5,542
Bank of America Corp.                                     86,200           4,532
Citigroup, Inc.                                           96,300           5,309
Franklin Resources, Inc.                                  45,000           5,360
JPMorgan Chase & Co.                                     106,700           5,434
Mellon Financial Corp.                                    73,600           3,146
Merrill Lynch & Co., Inc.                                 32,500           3,041
Moody's Corp.                                             46,500           3,328
Morgan Stanley                                            22,500           1,863
Northern Trust Corp.                                      72,900           4,429
State Street Corp.                                        45,000           3,197
The First Marblehead Corp. (a)                            13,200             718
                                                                     -----------
                                                                          55,068
INSURANCE 28.3%
--------------------------------------------------------------------------------
AFLAC, Inc.                                                2,300             109
American Financial Group, Inc.                            21,750             768
American Physicians Capital, Inc. *                        8,250             319
Assurant, Inc.                                            17,100             950
Genworth Financial, Inc., Class A                        117,700           4,108
Lincoln National Corp.                                    38,700           2,598
Loews Corp.                                               97,100           4,220
MetLife, Inc.                                             85,700           5,324
Nationwide Financial Services, Inc., Class A              41,000           2,241
Principal Financial Group, Inc.                           67,000           4,128
Prudential Financial, Inc.                                15,400           1,373
SAFECO Corp.                                              10,600             678
The Allstate Corp.                                         1,800             108
The Chubb Corp.                                           47,400           2,467
The Hartford Financial Services Group, Inc.                8,700             826
W. R. Berkley Corp.                                       19,125             633
                                                                     -----------
                                                                          30,850
REAL ESTATE 2.0%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                   57,600           2,166
                                                                     -----------
TOTAL COMMON STOCK
(COST $92,431)                                                           107,517

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENT 0.6% OF NET ASSETS
Bank of America, London
 Time Deposit
 5.00%, 02/01/07                                             715             715
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $715)                                                                  715

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.6% OF NET ASSETS

Securities Lending Investments Fund, a
  series of the Brown Brothers Investment
  Trust                                                  697,851             698

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $93,191 and the unrealized appreciation and depreciation were $15,080 and ($39), respectively, with a net unrealized appreciation of $15,041.

 *  Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                                      535,109       616,970
   --%  RIGHTS                                                 --            --
  1.4%  SHORT-TERM INVESTMENTS                              8,638         8,638
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                                 543,747       625,608
  0.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                  3,840         3,840
(0.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (5,222)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                624,226

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)

COMMON STOCK 98.8% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 41.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                              400,000          16,864
AmerisourceBergen Corp.                                  300,000          15,714
Baxter International, Inc.                               745,700          37,031
Becton Dickinson & Co. (b)                               416,600          32,053
Cerner Corp. (a)*                                         90,000           4,044
CIGNA Corp. (b)                                          180,000          23,832
Dade Behring Holdings, Inc.                              120,000           5,049
Edwards Lifesciences Corp. *                              50,000           2,558
Express Scripts, Inc. *                                  157,000          10,915
Humana, Inc. *                                           124,300           6,899
IMS Health, Inc.                                         531,000          15,325
Laboratory Corp. of America Holdings *                    43,200           3,173
Magellan Health Services, Inc. *                         161,800           6,603
McKesson Corp.                                           572,700          31,928
MedCath Corp. *                                           42,300           1,211
Sierra Health Services, Inc. *                           520,000          20,904
WellPoint, Inc. *                                        261,600          20,504
Zimmer Holdings, Inc. *                                   60,000           5,053
                                                                     -----------
                                                                         259,660
PHARMACEUTICALS & BIOTECHNOLOGY 57.2%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                         140,000             889
Allergan, Inc.                                            75,000           8,753
Alpharma, Inc., Class A                                  700,000          19,285
Amgen, Inc. *                                            180,000          12,667
Applied Biosystems Group -- Applera Corp.                850,000          29,546
Barr Pharmaceuticals, Inc. *                             180,000           9,634
Bio-Rad Laboratories, Inc., Class A *                     36,100           3,106
Biogen Idec, Inc. (b)*                                   450,800          21,792
Bristol-Myers Squibb Co.                                 225,000           6,478
Cephalon, Inc. *                                          25,000           1,810
Eli Lilly and Co.                                         50,000           2,706
Enzon Pharmaceuticals, Inc. *                             80,000             714
Forest Laboratories, Inc. *                              303,900          17,052
Gilead Sciences, Inc. *                                  220,000          14,150
Johnson & Johnson (b)                                    470,000          31,396
King Pharmaceuticals, Inc. *                           1,400,000          25,004
Merck & Co., Inc. (b)                                    741,100          33,164
PerkinElmer, Inc.                                        575,000          13,725
Pfizer, Inc.                                           1,390,000          36,474
Regeneron Pharmaceuticals, Inc. *                         20,000             398
Schering-Plough Corp.                                  1,282,000          32,050
Techne Corp. *                                             5,000             290
ViaCell, Inc. *                                           30,000             167
Waters Corp. *                                            78,000           4,422
Watson Pharmaceuticals, Inc. *                           690,000          18,782
Wyeth                                                    260,200          12,856
                                                                     -----------
                                                                         357,310
                                                                     -----------
TOTAL COMMON STOCK
(COST $535,109)                                                          616,970

RIGHTS 0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. *                                  458              --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
 5.00%, 02/01/07                                           8,439           8,439

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
 4.94%, 03/15/07                                             200             199
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,638)                                                              8,638

END OF INVESTMENTS.

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.6% OF NET ASSETS

Securities Lending Investment Fund, a series
 of the Brown Brothers Investment Trust                 3,840,375          3,840

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $544,043, and the unrealized appreciation and depreciation were $85,961 and ($4,396), respectively, with a net unrealized appreciation of $81,565.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE        GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/16/07                                  30        2,165             27

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND (TM)

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.2%  COMMON STOCK                                       59,799        69,481
  1.3%  SHORT-TERM INVESTMENTS                                915           915
--------------------------------------------------------------------------------
 98.5%  TOTAL INVESTMENTS                                  60,714        70,396
  5.1%  COLLATERAL INVESTED FOR SECURITIES ON LOAN          3,625         3,625
(3.6)%  OTHER ASSETS AND LIABILITIES, NET                                (2,587)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 71,434

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

COMMON STOCK 97.2% OF NET ASSETS

RETAILING 0.9%
--------------------------------------------------------------------------------
eBay, Inc. *                                               20,112            651

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10.9%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                         25,000            433
Applied Materials, Inc.                                    45,000            798
Asyst Technologies, Inc. *                                  6,500             42
Atmel Corp. *                                              80,100            479
Credence Systems Corp. *                                   36,900            181
Fairchild Semiconductor International, Inc. (a)*           39,100            696
LSI Logic Corp. (a)*                                       10,000             94
MEMC Electronic Materials, Inc. *                          25,000          1,310
Micron Technology, Inc. *                                  51,100            662
Novellus Systems, Inc. *                                   56,500          1,742
NVIDIA Corp. *                                             17,304            530
Photronics, Inc. *                                          4,800             80
Silicon Storage Technology, Inc. *                         47,000            236
Teradyne, Inc. (a)*                                         5,000             75
Varian Semiconductor Equipment Associates, Inc. *          10,000            412
Veeco Instruments, Inc. *                                   1,200             23
                                                                     -----------
                                                                           7,793
SOFTWARE & SERVICES 41.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       7,000            272
Autodesk, Inc. *                                           20,000            874
BEA Systems, Inc. *                                        53,300            657
BMC Software, Inc. *                                      100,000          3,439
Cadence Design Systems, Inc. (a)*                         110,400          2,087
Convergys Corp. *                                          14,000            365
Covansys Corp. *                                           10,400            235
CSG Systems International, Inc. *                          72,100          1,808
Electronic Arts, Inc. *                                     6,000            300
Electronic Data Systems Corp.                             121,900          3,207
FactSet Research Systems, Inc.                             15,000            871
Fair Isaac Corp.                                            5,000            199
Forrester Research, Inc. *                                 20,000            563
Global Payments, Inc.                                      60,700          2,292
Google, Inc., Class A *                                     1,000            501
Hyperion Solutions Corp. *                                 27,900          1,178
Lightbridge, Inc. *                                        80,300          1,289
Microsoft Corp.                                            78,824          2,432
Oracle Corp. *                                             80,000          1,373
SonicWALL, Inc. *                                          77,000            649
Sybase, Inc. *                                             59,700          1,546
Sykes Enterprises, Inc. *                                  23,900            349
Synopsys, Inc. *                                           71,600          1,905
TIBCO Software, Inc. *                                     21,800            202
Total System Services, Inc.                                37,500          1,159
Websense, Inc. *                                            7,300            158
                                                                     -----------
                                                                          29,910
TECHNOLOGY HARDWARE & EQUIPMENT 43.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               28,400            909
Apple, Inc. *                                               9,600            823
Avaya, Inc. *                                              77,300            992
AVX Corp.                                                  87,500          1,264
C-COR, Inc. *                                               5,000             68
Cisco Systems, Inc. *                                     141,616          3,766
Coherent, Inc. *                                           31,500            969
Emulex Corp. *                                             22,900            407
Harris Corp.                                               18,600            945
Hewlett-Packard Co. (b)                                   137,900          5,968
Imation Corp.                                              49,500          2,154
International Business Machines Corp.                      42,000          4,164
Lexmark International, Inc., Class A *                     39,100          2,465
Motorola, Inc.                                             45,000            893
NCR Corp. *                                                 2,200            104
QLogic Corp. *                                             28,000            512
Staktek Holdings, Inc. *                                   32,100            156
Sun Microsystems, Inc. *                                  140,800            935
UTStarcom, Inc. (a)*                                       82,400            728
Xerox Corp. *                                             168,900          2,905
                                                                     -----------
                                                                          31,127
                                                                     -----------
TOTAL COMMON STOCK
(COST $59,799)                                                            69,481

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.2%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
 5.00%, 02/01/07                                              875            875

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
 4.94%, 03/15/07                                               40             40
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $915)                                                                  915

END OF INVESTMENTS.

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.1% OF NET ASSETS

Securities Lending Investment Fund, a series
  of the Brown Brothers Investment Trust                3,625,002          3,625

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/07 the tax basis cost of the fund's investments was $60,714, and the unrealized appreciation and depreciation were $11,008 and ($1,326), respectively, with a net unrealized appreciation of $9,682.

In addition to the above, the fund held the following at 01/31/07. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS

FUTURES CONTRACT

S&P 500 Index, e-mini, Long, expires
03/16/07                                          10          722              9

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 93.8%  OTHER INVESTMENT COMPANIES                         68,552         74,198
  5.8%  SHORT-TERM INVESTMENT                               4,581          4,581
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                  73,133         78,779
  0.4%  OTHER ASSETS AND LIABILITIES, NET                                    339
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  79,118

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

OTHER INVESTMENT COMPANIES 93.8% OF NET ASSETS

EQUITY FUNDS 61.0%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             389,533          8,153
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          232,064          4,994
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               148,388          2,894
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  503,891          4,978
Schwab Core Equity Fund (a)                               894,700         16,937
Schwab Dividend Equity Fund, Select Shares (a)            345,679          5,164
Schwab Small-Cap Equity Fund, Select Shares (a)*          278,009          5,157
                                                                     -----------
                                                                          48,277
FIXED-INCOME FUNDS 32.0%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       2,519,746         24,694
Schwab YieldPlus Fund, Select Shares (a)                   63,598            616
                                                                     -----------
                                                                          25,310
MONEY FUNDS 0.8%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             611,388            611
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $68,552)                                                            74,198

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENT 5.8% OF NET ASSETS
Bank of America, London
 Time Deposit
 5.00%, 02/01/07                                            2,090          2,090
JP Morgan, Grand Cayman
 Time Deposit
 5.00%, 02/01/07                                            2,090          2,090
Wells Fargo, Grand Cayman
 Time Deposit
 5.00%, 02/01/07                                              401            401
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $4,581)                                                              4,581

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $73,151 and the unrealized appreciation and depreciation were $5,890 and ($262), respectively, with a net unrealized appreciation of $5,628.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.8%  OTHER INVESTMENT COMPANIES                        103,415        111,255
  1.5%  SHORT-TERM INVESTMENT                               1,708          1,708
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                 105,123        112,963
  0.7%  OTHER ASSETS AND LIABILITIES, NET                                    753
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 113,716

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

OTHER INVESTMENT COMPANIES 97.8% OF NET ASSETS

EQUITY FUNDS 70.1%
--------------------------------------------------------------------------------
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  886,261          8,756
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               225,015          4,388
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          440,725          9,484
Laudus International MarketMasters Fund, Select
   Shares (a)                                             558,719         11,693
Schwab Dividend Equity Fund, Select Shares (a)            609,166          9,101
Schwab Small-Cap Equity Fund, Select Shares (a)*          488,814          9,068
Schwab Core Equity Fund (a)                             1,437,000         27,202
                                                                     -----------
                                                                          79,692
FIXED-INCOME FUNDS 26.8%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       3,006,928         29,468
Schwab YieldPlus Fund, Select Shares (a)                  108,455          1,051
                                                                     -----------
                                                                          30,519
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           1,043,613          1,044
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $103,415)                                                          111,255

SECURITY                                              FACE AMOUNT       VALUE
                                                      ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENT 1.5% OF NET ASSETS
Bank of America, London Time Deposit
 5.00%, 02/01/07                                            1,708          1,708
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,708)                                                              1,708

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $105,123 and the unrealized appreciation and depreciation were $8,059 and ($219), respectively, with a net unrealized appreciation of $7,840.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.0%  OTHER INVESTMENT COMPANIES                         69,250         74,651
  2.5%  SHORT-TERM INVESTMENT                               1,915          1,915
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                  71,165         76,566
  0.5%  OTHER ASSETS AND LIABILITIES, NET                                    385
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  76,951

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

OTHER INVESTMENT COMPANIES 97.0% OF NET ASSETS

EQUITY FUNDS 75.9%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             447,977          9,376
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          256,703          5,524
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               188,484          3,676
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  595,452          5,883
Schwab Core Equity Fund (a)                             1,079,597         20,437
Schwab Dividend Equity Fund, Select Shares (a)            408,262          6,099
Schwab Small-Cap Equity Fund, Select Shares (a)*          399,146          7,404
                                                                     -----------
                                                                          58,399
FIXED-INCOME FUNDS 20.2%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       1,514,410         14,841
Schwab YieldPlus Fund, Select Shares (a)                   73,029            708
                                                                     -----------
                                                                          15,549
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             702,875            703
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $69,250)                                                            74,651

SECURITY                                              FACE AMOUNT       VALUE
                                                      ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 2.5% OF NET ASSETS
Bank of America, London Time Deposit

  5.00%, 02/01/07                                           1,915          1,915
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,915)                                                              1,915

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $71,165 and the unrealized gains and losses were $5,476 and ($75), respectively, with a net unrealized appreciation of $5,401.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND
PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.7%  OTHER INVESTMENT COMPANIES                         42,208         45,424
  1.3%  SHORT-TERM INVESTMENT                                 572            572
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                  42,780         45,996
  1.0%  OTHER ASSETS AND LIABILITIES, NET                                    486
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  46,482

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

OTHER INVESTMENT COMPANIES 97.7% OF NET ASSETS

EQUITY FUNDS 82.9%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             293,128          6,135
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          176,907          3,807
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               136,925          2,670
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  406,248          4,014
Schwab Core Equity Fund (a)                               678,336         12,841
Schwab Dividend Equity Fund, Select Shares (a)            278,070          4,154
Schwab Small-Cap Equity Fund, Select Shares (a)*          265,866          4,932
                                                                     -----------
                                                                          38,553
FIXED-INCOME FUNDS 13.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                         613,689          6,014
Schwab YieldPlus Fund, Select Shares (a)                   44,343            430
                                                                     -----------
                                                                           6,444
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                             426,858            427
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $42,208)                                                            45,424

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENT 1.3% OF NET ASSETS
Bank of America, London Time Deposit
 5.00%, 02/01/07                                              572            572
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $572)                                                                  572

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $42,781, and the unrealized appreciation and depreciation were $3,230 and $(15), respectively, with a net unrealized appreciation of $3,215.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS As of January 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.3%  OTHER INVESTMENT COMPANIES                         41,213         42,037
  2.6%  SHORT-TERM INVESTMENT                               1,107          1,107
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                  42,320         43,144
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                     57
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  43,201

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

OTHER INVESTMENT COMPANIES 97.3% OF NET ASSETS

EQUITY FUNDS 21.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             107,225          2,244
Schwab Dividend Equity Fund, Select Shares (a)            459,337          6,863
                                                                     -----------
                                                                           9,107
FIXED-INCOME FUNDS 71.6%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                       2,100,682         20,587
Schwab YieldPlus Fund, Select Shares (a)                1,069,517         10,363
                                                                     -----------
                                                                          30,950
MONEY FUNDS 4.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           1,979,584          1,980
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $41,213)                                                            42,037

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENT 2.6% OF NET ASSETS
Bank of America, London Time Deposit
 5.00%, 02/01/07                                            1,107          1,107
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,107)                                                              1,107

END OF INVESTMENTS.

At 01/31/07 the tax basis cost of the fund's investments was $42,324, and the unrealized appreciation and depreciation were $998, and ($178), respectively, with a net unrealized appreciation of $820.

(a) Issuer is affiliated with the fund's adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Capital Trust
               ---------------------

By:   /s/ Evelyn Dilsaver
   ---------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 20, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
   ---------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 20, 2007
      --------------

By:   /s/ George Pereira
   ---------------------------
      George Pereira
      Principal Financial Officer

Date: March 20, 2007
      --------------